UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—June 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Extended Market Index Fund Investor Shares - VEXMX

Vanguard Extended Market Index Fund ETF Shares - VXF

Vanguard Extended Market Index Fund Admiral™ Shares - VEXAX

Vanguard Extended Market Index Fund Institutional Shares - VIEIX

Vanguard Extended Market Index Fund Institutional Plus Shares - VEMPX

Vanguard Extended Market Index Fund Institutional Select Shares - VSEMX

Vanguard Mid-Cap Index Fund Investor Shares - VIMSX

Vanguard Mid-Cap Index Fund ETF Shares - VO

Vanguard Mid-Cap Index Fund Admiral™ Shares - VIMAX

Vanguard Mid-Cap Index Fund Institutional Shares - VMCIX

Vanguard Mid-Cap Index Fund Institutional Plus Shares - VMCPX

Vanguard Mid-Cap Growth Index Fund Investor Shares - VMGIX

Vanguard Mid-Cap Growth Index Fund ETF Shares - VOT

Vanguard Mid-Cap Growth Index Fund Admiral™ Shares - VMGMX

Vanguard Mid-Cap Value Index Fund Investor Shares - VMVIX

Vanguard Mid-Cap Value Index Fund ETF Shares - VOE

Vanguard Mid-Cap Value Index Fund Admiral™ Shares - VMVAX

Vanguard Small-Cap Index Fund Investor Shares - NAESX

Vanguard Small-Cap Index Fund ETF Shares - VB

Vanguard Small-Cap Index Fund Admiral™ Shares - VSMAX

Vanguard Small-Cap Index Fund Institutional Shares - VSCIX

Vanguard Small-Cap Index Fund Institutional Plus Shares - VSCPX

Vanguard Small-Cap Growth Index Fund Investor Shares - VISGX

Vanguard Small-Cap Growth Index Fund ETF Shares - VBK

Vanguard Small-Cap Growth Index Fund Admiral™ Shares - VSGAX

Vanguard Small-Cap Growth Index Fund Institutional Shares - VSGIX

Vanguard Small-Cap Value Index Fund Investor Shares - VISVX

Vanguard Small-Cap Value Index Fund ETF Shares - VBR

Vanguard Small-Cap Value Index Fund Admiral™ Shares - VSIAX

Vanguard Small-Cap Value Index Fund Institutional Shares - VSIIX

Vanguard Total Stock Market Index Fund Investor Shares - VTSMX

Vanguard Total Stock Market Index Fund ETF Shares - VTI

Vanguard Total Stock Market Index Fund Admiral™ Shares - VTSAX

Vanguard Total Stock Market Index Fund Institutional Shares - VITSX

Vanguard Total Stock Market Index Fund Institutional Plus Shares - VSMPX

Vanguard Total Stock Market Index Fund Institutional Select Shares - VSTSX

Vanguard Extended Market Index Fund
Investor Shares (VEXMX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$99,829
Number of Portfolio Holdings	3,582
Portfolio Turnover Rate	5%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Communication Services	4.1%
Consumer Discretionary	11.2%
Consumer Staples	3.0%
Energy	4.9%
Financials	17.1%
Health Care	12.0%
Industrials	17.9%
Information Technology	17.6%
Materials	5.0%
Real Estate	5.4%
Utilities	1.5%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR98

Vanguard Extended Market Index Fund
ETF Shares (VXF) NYSE Arca
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.06%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$99,829
Number of Portfolio Holdings	3,582
Portfolio Turnover Rate	5%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Communication Services	4.1%
Consumer Discretionary	11.2%
Consumer Staples	3.0%
Energy	4.9%
Financials	17.1%
Health Care	12.0%
Industrials	17.9%
Information Technology	17.6%
Materials	5.0%
Real Estate	5.4%
Utilities	1.5%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR965

Vanguard Extended Market Index Fund
Admiral™ Shares (VEXAX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$99,829
Number of Portfolio Holdings	3,582
Portfolio Turnover Rate	5%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Communication Services	4.1%
Consumer Discretionary	11.2%
Consumer Staples	3.0%
Energy	4.9%
Financials	17.1%
Health Care	12.0%
Industrials	17.9%
Information Technology	17.6%
Materials	5.0%
Real Estate	5.4%
Utilities	1.5%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR598

Vanguard Extended Market Index Fund
Institutional Shares (VIEIX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$99,829
Number of Portfolio Holdings	3,582
Portfolio Turnover Rate	5%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Communication Services	4.1%
Consumer Discretionary	11.2%
Consumer Staples	3.0%
Energy	4.9%
Financials	17.1%
Health Care	12.0%
Industrials	17.9%
Information Technology	17.6%
Materials	5.0%
Real Estate	5.4%
Utilities	1.5%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR856

Vanguard Extended Market Index Fund
Institutional Plus Shares (VEMPX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$99,829
Number of Portfolio Holdings	3,582
Portfolio Turnover Rate	5%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Communication Services	4.1%
Consumer Discretionary	11.2%
Consumer Staples	3.0%
Energy	4.9%
Financials	17.1%
Health Care	12.0%
Industrials	17.9%
Information Technology	17.6%
Materials	5.0%
Real Estate	5.4%
Utilities	1.5%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1860

Vanguard Extended Market Index Fund
Institutional Select Shares (VSEMX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.02%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$99,829
Number of Portfolio Holdings	3,582
Portfolio Turnover Rate	5%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Communication Services	4.1%
Consumer Discretionary	11.2%
Consumer Staples	3.0%
Energy	4.9%
Financials	17.1%
Health Care	12.0%
Industrials	17.9%
Information Technology	17.6%
Materials	5.0%
Real Estate	5.4%
Utilities	1.5%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1898

Vanguard Mid-Cap Index Fund
Investor Shares (VIMSX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$161,489
Number of Portfolio Holdings	330
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	3.4%
Consumer Discretionary	12.3%
Consumer Staples	5.5%
Energy	5.1%
Financials	12.6%
Health Care	9.3%
Industrials	20.6%
Real Estate	7.5%
Technology	14.4%
Telecommunications	0.8%
Utilities	8.1%
Other Assets and Liabilities—Net	0.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR859

Vanguard Mid-Cap Index Fund
ETF Shares (VO) NYSE Arca
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$161,489
Number of Portfolio Holdings	330
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	3.4%
Consumer Discretionary	12.3%
Consumer Staples	5.5%
Energy	5.1%
Financials	12.6%
Health Care	9.3%
Industrials	20.6%
Real Estate	7.5%
Technology	14.4%
Telecommunications	0.8%
Utilities	8.1%
Other Assets and Liabilities—Net	0.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR939

Vanguard Mid-Cap Index Fund
Admiral™ Shares (VIMAX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$161,489
Number of Portfolio Holdings	330
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	3.4%
Consumer Discretionary	12.3%
Consumer Staples	5.5%
Energy	5.1%
Financials	12.6%
Health Care	9.3%
Industrials	20.6%
Real Estate	7.5%
Technology	14.4%
Telecommunications	0.8%
Utilities	8.1%
Other Assets and Liabilities—Net	0.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5859

Vanguard Mid-Cap Index Fund
Institutional Shares (VMCIX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$161,489
Number of Portfolio Holdings	330
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	3.4%
Consumer Discretionary	12.3%
Consumer Staples	5.5%
Energy	5.1%
Financials	12.6%
Health Care	9.3%
Industrials	20.6%
Real Estate	7.5%
Technology	14.4%
Telecommunications	0.8%
Utilities	8.1%
Other Assets and Liabilities—Net	0.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR864

Vanguard Mid-Cap Index Fund
Institutional Plus Shares (VMCPX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Mid-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.03%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$161,489
Number of Portfolio Holdings	330
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	3.4%
Consumer Discretionary	12.3%
Consumer Staples	5.5%
Energy	5.1%
Financials	12.6%
Health Care	9.3%
Industrials	20.6%
Real Estate	7.5%
Technology	14.4%
Telecommunications	0.8%
Utilities	8.1%
Other Assets and Liabilities—Net	0.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1859

Vanguard Mid-Cap Growth Index Fund
Investor Shares (VMGIX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$24,904
Number of Portfolio Holdings	155
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.4%
Consumer Discretionary	13.8%
Consumer Staples	2.1%
Energy	6.3%
Financials	7.4%
Health Care	12.2%
Industrials	20.8%
Real Estate	6.6%
Technology	23.5%
Telecommunications	1.9%
Utilities	3.6%
Other Assets and Liabilities—Net	0.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR832

Vanguard Mid-Cap Growth Index Fund
ETF Shares (VOT) NYSE Arca
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$24,904
Number of Portfolio Holdings	155
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.4%
Consumer Discretionary	13.8%
Consumer Staples	2.1%
Energy	6.3%
Financials	7.4%
Health Care	12.2%
Industrials	20.8%
Real Estate	6.6%
Technology	23.5%
Telecommunications	1.9%
Utilities	3.6%
Other Assets and Liabilities—Net	0.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR932

Vanguard Mid-Cap Growth Index Fund
Admiral™ Shares (VMGMX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Mid-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$24,904
Number of Portfolio Holdings	155
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.4%
Consumer Discretionary	13.8%
Consumer Staples	2.1%
Energy	6.3%
Financials	7.4%
Health Care	12.2%
Industrials	20.8%
Real Estate	6.6%
Technology	23.5%
Telecommunications	1.9%
Utilities	3.6%
Other Assets and Liabilities—Net	0.4%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5832

Vanguard Mid-Cap Value Index Fund
Investor Shares (VMVIX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$28,001
Number of Portfolio Holdings	197
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	5.1%
Consumer Discretionary	10.8%
Consumer Staples	8.3%
Energy	4.1%
Financials	17.2%
Health Care	6.8%
Industrials	20.6%
Real Estate	8.3%
Technology	6.7%
Utilities	11.8%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR835

Vanguard Mid-Cap Value Index Fund
ETF Shares (VOE) NYSE Arca
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$28,001
Number of Portfolio Holdings	197
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	5.1%
Consumer Discretionary	10.8%
Consumer Staples	8.3%
Energy	4.1%
Financials	17.2%
Health Care	6.8%
Industrials	20.6%
Real Estate	8.3%
Technology	6.7%
Utilities	11.8%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR935

Vanguard Mid-Cap Value Index Fund
Admiral™ Shares (VMVAX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Mid-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$28,001
Number of Portfolio Holdings	197
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	5.1%
Consumer Discretionary	10.8%
Consumer Staples	8.3%
Energy	4.1%
Financials	17.2%
Health Care	6.8%
Industrials	20.6%
Real Estate	8.3%
Technology	6.7%
Utilities	11.8%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5835

Vanguard Small-Cap Index Fund
Investor Shares (NAESX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$138,621
Number of Portfolio Holdings	1,410
Portfolio Turnover Rate	7%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	4.0%
Consumer Discretionary	16.2%
Consumer Staples	3.3%
Energy	5.7%
Financials	13.6%
Health Care	10.6%
Industrials	22.0%
Real Estate	7.0%
Technology	13.1%
Telecommunications	1.2%
Utilities	3.1%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR48

Vanguard Small-Cap Index Fund
ETF Shares (VB) NYSE Arca
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$138,621
Number of Portfolio Holdings	1,410
Portfolio Turnover Rate	7%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	4.0%
Consumer Discretionary	16.2%
Consumer Staples	3.3%
Energy	5.7%
Financials	13.6%
Health Care	10.6%
Industrials	22.0%
Real Estate	7.0%
Technology	13.1%
Telecommunications	1.2%
Utilities	3.1%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR969

Vanguard Small-Cap Index Fund
Admiral™ Shares (VSMAX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$138,621
Number of Portfolio Holdings	1,410
Portfolio Turnover Rate	7%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	4.0%
Consumer Discretionary	16.2%
Consumer Staples	3.3%
Energy	5.7%
Financials	13.6%
Health Care	10.6%
Industrials	22.0%
Real Estate	7.0%
Technology	13.1%
Telecommunications	1.2%
Utilities	3.1%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR548

Vanguard Small-Cap Index Fund
Institutional Shares (VSCIX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$138,621
Number of Portfolio Holdings	1,410
Portfolio Turnover Rate	7%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	4.0%
Consumer Discretionary	16.2%
Consumer Staples	3.3%
Energy	5.7%
Financials	13.6%
Health Care	10.6%
Industrials	22.0%
Real Estate	7.0%
Technology	13.1%
Telecommunications	1.2%
Utilities	3.1%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR857

Vanguard Small-Cap Index Fund
Institutional Plus Shares (VSCPX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Small-Cap Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.03%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$138,621
Number of Portfolio Holdings	1,410
Portfolio Turnover Rate	7%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	4.0%
Consumer Discretionary	16.2%
Consumer Staples	3.3%
Energy	5.7%
Financials	13.6%
Health Care	10.6%
Industrials	22.0%
Real Estate	7.0%
Technology	13.1%
Telecommunications	1.2%
Utilities	3.1%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1861

Vanguard Small-Cap Growth Index Fund
Investor Shares (VISGX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$34,056
Number of Portfolio Holdings	633
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.8%
Consumer Discretionary	16.6%
Consumer Staples	3.2%
Energy	7.1%
Financials	5.0%
Health Care	16.3%
Industrials	20.0%
Real Estate	5.0%
Technology	22.0%
Telecommunications	1.6%
Utilities	1.1%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR861

Vanguard Small-Cap Growth Index Fund
ETF Shares (VBK) NYSE Arca
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$34,056
Number of Portfolio Holdings	633
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.8%
Consumer Discretionary	16.6%
Consumer Staples	3.2%
Energy	7.1%
Financials	5.0%
Health Care	16.3%
Industrials	20.0%
Real Estate	5.0%
Technology	22.0%
Telecommunications	1.6%
Utilities	1.1%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR938

Vanguard Small-Cap Growth Index Fund
Admiral™ Shares (VSGAX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$34,056
Number of Portfolio Holdings	633
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.8%
Consumer Discretionary	16.6%
Consumer Staples	3.2%
Energy	7.1%
Financials	5.0%
Health Care	16.3%
Industrials	20.0%
Real Estate	5.0%
Technology	22.0%
Telecommunications	1.6%
Utilities	1.1%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5861

Vanguard Small-Cap Growth Index Fund
Institutional Shares (VSGIX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Small-Cap Growth Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$34,056
Number of Portfolio Holdings	633
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.8%
Consumer Discretionary	16.6%
Consumer Staples	3.2%
Energy	7.1%
Financials	5.0%
Health Care	16.3%
Industrials	20.0%
Real Estate	5.0%
Technology	22.0%
Telecommunications	1.6%
Utilities	1.1%
Other Assets and Liabilities—Net	0.3%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR866

Vanguard Small-Cap Value Index Fund
Investor Shares (VISVX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$52,497
Number of Portfolio Holdings	856
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	5.6%
Consumer Discretionary	15.6%
Consumer Staples	3.4%
Energy	4.6%
Financials	20.3%
Health Care	6.2%
Industrials	23.4%
Real Estate	8.5%
Technology	6.2%
Telecommunications	1.0%
Utilities	4.7%
Other Assets and Liabilities—Net	0.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR860

Vanguard Small-Cap Value Index Fund
ETF Shares (VBR) NYSE Arca
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$52,497
Number of Portfolio Holdings	856
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	5.6%
Consumer Discretionary	15.6%
Consumer Staples	3.4%
Energy	4.6%
Financials	20.3%
Health Care	6.2%
Industrials	23.4%
Real Estate	8.5%
Technology	6.2%
Telecommunications	1.0%
Utilities	4.7%
Other Assets and Liabilities—Net	0.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR937

Vanguard Small-Cap Value Index Fund
Admiral™ Shares (VSIAX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$52,497
Number of Portfolio Holdings	856
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	5.6%
Consumer Discretionary	15.6%
Consumer Staples	3.4%
Energy	4.6%
Financials	20.3%
Health Care	6.2%
Industrials	23.4%
Real Estate	8.5%
Technology	6.2%
Telecommunications	1.0%
Utilities	4.7%
Other Assets and Liabilities—Net	0.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5860

Vanguard Small-Cap Value Index Fund
Institutional Shares (VSIIX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Small-Cap Value Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$52,497
Number of Portfolio Holdings	856
Portfolio Turnover Rate	8%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	5.6%
Consumer Discretionary	15.6%
Consumer Staples	3.4%
Energy	4.6%
Financials	20.3%
Health Care	6.2%
Industrials	23.4%
Real Estate	8.5%
Technology	6.2%
Telecommunications	1.0%
Utilities	4.7%
Other Assets and Liabilities—Net	0.5%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR865

Vanguard Total Stock Market Index Fund
Investor Shares (VTSMX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.14%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$1,649,689
Number of Portfolio Holdings	3,688
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.7%
Consumer Discretionary	13.7%
Consumer Staples	4.3%
Energy	3.9%
Financials	10.5%
Health Care	11.4%
Industrials	12.1%
Real Estate	2.6%
Technology	35.1%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR85

Vanguard Total Stock Market Index Fund
ETF Shares (VTI) NYSE Arca
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$1,649,689
Number of Portfolio Holdings	3,688
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.7%
Consumer Discretionary	13.7%
Consumer Staples	4.3%
Energy	3.9%
Financials	10.5%
Health Care	11.4%
Industrials	12.1%
Real Estate	2.6%
Technology	35.1%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR970

Vanguard Total Stock Market Index Fund
Admiral™ Shares (VTSAX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.04%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$1,649,689
Number of Portfolio Holdings	3,688
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.7%
Consumer Discretionary	13.7%
Consumer Staples	4.3%
Energy	3.9%
Financials	10.5%
Health Care	11.4%
Industrials	12.1%
Real Estate	2.6%
Technology	35.1%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR585

Vanguard Total Stock Market Index Fund
Institutional Shares (VITSX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$1,649,689
Number of Portfolio Holdings	3,688
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.7%
Consumer Discretionary	13.7%
Consumer Staples	4.3%
Energy	3.9%
Financials	10.5%
Health Care	11.4%
Industrials	12.1%
Real Estate	2.6%
Technology	35.1%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR855

Vanguard Total Stock Market Index Fund
Institutional Plus Shares (VSMPX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$1,649,689
Number of Portfolio Holdings	3,688
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.7%
Consumer Discretionary	13.7%
Consumer Staples	4.3%
Energy	3.9%
Financials	10.5%
Health Care	11.4%
Industrials	12.1%
Real Estate	2.6%
Technology	35.1%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1871

Vanguard Total Stock Market Index Fund
Institutional Select Shares (VSTSX)
Semiannual Shareholder Report | June 30, 2024

This semiannual shareholder report contains important information about Vanguard Total Stock Market Index Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%[1]
[1]	Annualized.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of June 30, 2024)
Fund Net Assets (in millions)	$1,649,689
Number of Portfolio Holdings	3,688
Portfolio Turnover Rate	1%
Portfolio Composition % of Net Assets (as of June 30, 2024)
Basic Materials	1.7%
Consumer Discretionary	13.7%
Consumer Staples	4.3%
Energy	3.9%
Financials	10.5%
Health Care	11.4%
Industrials	12.1%
Real Estate	2.6%
Technology	35.1%
Telecommunications	1.9%
Utilities	2.6%
Other Assets and Liabilities—Net	0.2%

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1785

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2024
Vanguard U.S. Stock Index Funds
Small-Capitalization Portfolios
Vanguard Small-Cap Index Fund
Vanguard Small-Cap Growth Index Fund
Vanguard Small-Cap Value Index Fund

Contents
Small-Cap Index Fund	1
Small-Cap Growth Index Fund	36
Small-Cap Value Index Fund	59

Small-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (4.0%)
	Reliance Inc.	1,443,522	412,270
	Eastman Chemical Co.	2,957,271	289,724
	Steel Dynamics Inc.	1,876,248	242,974
	Mosaic Co.	8,070,910	233,249
	Royal Gold Inc.	1,652,288	206,800
*	RBC Bearings Inc.	734,262	198,089
	United States Steel Corp.	5,086,733	192,278
*	Cleveland-Cliffs Inc.	11,952,997	183,957
	FMC Corp.	3,137,505	180,563
	Alcoa Corp.	4,513,514	179,548
	UFP Industries Inc.	1,474,658	165,162
	Commercial Metals Co.	2,908,545	159,941
	Mueller Industries Inc.	2,712,688	154,460
	Element Solutions Inc.	5,475,221	148,488
	Olin Corp.	3,001,893	141,539
*	Valvoline Inc.	3,239,038	139,926
	Hexcel Corp.	2,089,301	130,477
	Carpenter Technology Corp.	1,184,604	129,809
	Timken Co.	1,592,956	127,644
	Cabot Corp.	1,389,024	127,637
	Balchem Corp.	815,035	125,475
	Boise Cascade Co.	992,413	118,315
	Ashland Inc.	1,196,889	113,094
	Avient Corp.	2,291,955	100,044
	Huntsman Corp.	4,131,285	94,069
	NewMarket Corp.	180,865	93,249
*,1	Arcadium Lithium plc	27,026,762	90,810
	Chemours Co.	3,742,727	84,473
	Sensient Technologies Corp.	1,064,923	79,007
	Innospec Inc.	626,730	77,458
	Hecla Mining Co.	14,955,551	72,534
	Westlake Corp.	484,597	70,179
	Scotts Miracle-Gro Co.	1,070,806	69,667
	Minerals Technologies Inc.	810,631	67,412
	Quaker Chemical Corp.	339,181	57,559
	Materion Corp.	521,105	56,347
*	Coeur Mining Inc.	9,033,188	50,767
	Tronox Holdings plc	2,975,602	46,687
	Stepan Co.	536,680	45,060
*	Ingevity Corp.	913,031	39,909
*,1	MP Materials Corp.	3,117,526	39,686
	Kaiser Aluminum Corp.	383,705	33,728
	Worthington Steel Inc.	887,277	29,600
*	Ecovyst Inc.	2,647,083	23,744
	Mativ Holdings Inc.	1,297,211	22,001
*	Century Aluminum Co.	1,281,552	21,466
	Koppers Holdings Inc.	505,984	18,716
	Compass Minerals International Inc.	1,039,029	10,733
	Radius Recycling Inc.	314,890	4,808
			5,501,132
Consumer Discretionary (16.2%)
*	Deckers Outdoor Corp.	639,564	619,066
	Williams-Sonoma Inc.	1,616,491	456,449
*	DraftKings Inc. Class A	10,943,024	417,695
*	Liberty Media Corp.-Liberty Formula One Class C	4,977,202	357,562
	RB Global Inc.	4,617,996	352,630
*	Carvana Co. Class A	2,645,648	340,548
	Wingstop Inc.	738,279	312,041
	Toll Brothers Inc.	2,618,481	301,597
1

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Dick's Sporting Goods Inc.	1,390,428	298,733
*	BJ's Wholesale Club Holdings Inc.	3,335,886	293,024
*	CarMax Inc.	3,950,868	289,757
	Texas Roadhouse Inc. Class A	1,678,871	288,279
*	elf Beauty Inc.	1,335,788	281,477
	Interpublic Group of Cos. Inc.	9,478,172	275,720
*,1	Rivian Automotive Inc. Class A	19,837,760	266,223
*	Floor & Decor Holdings Inc. Class A	2,555,402	254,032
	Service Corp. International	3,477,200	247,333
	Tapestry Inc.	5,775,704	247,142
*	Light & Wonder Inc.	2,265,768	237,634
	Churchill Downs Inc.	1,662,906	232,142
*	Skechers USA Inc. Class A	3,328,066	230,036
*	Abercrombie & Fitch Co. Class A	1,282,489	228,078
	Aramark	6,610,682	224,895
	Murphy USA Inc.	468,716	220,043
	Bath & Body Works Inc.	5,622,318	219,551
	Wynn Resorts Ltd.	2,394,562	214,313
*	Crocs Inc.	1,449,565	211,549
*	Caesars Entertainment Inc.	5,167,944	205,374
*	Norwegian Cruise Line Holdings Ltd.	10,784,484	202,640
	New York Times Co. Class A	3,905,127	199,982
	Tempur Sealy International Inc.	4,146,105	196,277
*,1	GameStop Corp. Class A	7,942,151	196,092
	Gentex Corp.	5,811,171	195,895
	Hasbro Inc.	3,324,442	194,480
	H&R Block Inc.	3,507,334	190,203
	TKO Group Holdings Inc. Class A	1,723,758	186,149
*,1	American Airlines Group Inc.	16,427,807	186,127
	BorgWarner Inc.	5,727,161	184,644
*	Duolingo Inc. Class A	883,218	184,301
	Lithia Motors Inc. Class A	688,937	173,922
*	Etsy Inc.	2,939,348	173,363
	Vail Resorts Inc.	954,370	171,911
	Hyatt Hotels Corp. Class A	1,078,800	163,891
	Lear Corp.	1,427,439	163,028
*	Planet Fitness Inc. Class A	2,200,110	161,906
	Ralph Lauren Corp. Class A	919,048	160,889
*	Bright Horizons Family Solutions Inc.	1,458,014	160,498
*	Cava Group Inc.	1,719,478	159,482
*	Ollie's Bargain Outlet Holdings Inc.	1,542,570	151,434
	PVH Corp.	1,423,167	150,671
	Wyndham Hotels & Resorts Inc.	2,025,463	149,884
	U-Haul Holding Co. (XNYS)	2,448,543	146,962
	Gap Inc.	6,102,681	145,793
*	Five Below Inc.	1,317,991	143,621
	Pool Corp.	457,673	140,657
*	Mattel Inc.	8,649,045	140,633
	Meritage Homes Corp.	867,351	140,381
	Whirlpool Corp.	1,373,354	140,357
*	Taylor Morrison Home Corp. Class A	2,525,674	140,023
	LKQ Corp.	3,346,471	139,180
[1]	Paramount Global Class B	13,391,377	139,136
*	SiteOne Landscape Supply Inc.	1,136,462	137,978
	Macy's Inc.	6,947,941	133,400
	Nexstar Media Group Inc. Class A	784,017	130,155
*	AutoNation Inc.	809,812	129,068
*	Alaska Air Group Inc.	3,189,603	128,860
*	Wayfair Inc. Class A	2,298,104	121,179
	Thor Industries Inc.	1,273,382	118,998
*	Lyft Inc. Class A	8,438,429	118,982
	VF Corp.	8,797,784	118,770
*	Asbury Automotive Group Inc.	507,104	115,554
	KB Home	1,622,188	113,845
	Polaris Inc.	1,349,540	105,682
*	Grand Canyon Education Inc.	747,533	104,587
	Harley-Davidson Inc.	3,043,125	102,066
	Academy Sports & Outdoors Inc.	1,854,894	98,773
*	Boot Barn Holdings Inc.	763,373	98,422
*	Capri Holdings Ltd.	2,932,142	96,995
2

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Dutch Bros Inc. Class A	2,320,694	96,077
	Group 1 Automotive Inc.	323,173	96,073
	Signet Jewelers Ltd.	1,066,350	95,524
	Advance Auto Parts Inc.	1,498,715	94,914
	Kontoor Brands Inc.	1,403,401	92,835
	Boyd Gaming Corp.	1,669,523	91,991
*	RH	368,316	90,031
	American Eagle Outfitters Inc.	4,443,898	88,700
*	Skyline Champion Corp.	1,308,968	88,683
*	Coty Inc. Class A	8,728,881	87,463
*	Madison Square Garden Sports Corp.	463,709	87,238
*	Shake Shack Inc. Class A	946,491	85,184
*	Tri Pointe Homes Inc.	2,265,680	84,397
*	YETI Holdings Inc.	2,142,714	81,745
*	Goodyear Tire & Rubber Co.	7,156,019	81,221
*	Brinker International Inc.	1,118,341	80,957
[1]	Choice Hotels International Inc.	666,007	79,255
*	SkyWest Inc.	961,403	78,902
	Travel + Leisure Co.	1,701,742	76,544
	Penske Automotive Group Inc.	504,333	75,156
*	Chewy Inc. Class A	2,756,080	75,076
	Wendy's Co.	4,382,847	74,333
*,1	Penn Entertainment Inc.	3,831,988	74,168
	Steven Madden Ltd.	1,752,299	74,122
*	Visteon Corp.	693,705	74,018
*	Hilton Grand Vacations Inc.	1,824,864	73,779
*	Stride Inc.	1,032,945	72,823
	Red Rock Resorts Inc. Class A	1,273,634	69,961
	Marriott Vacations Worldwide Corp.	795,523	69,465
*	Sweetgreen Inc. Class A	2,271,953	68,477
*	Urban Outfitters Inc.	1,641,557	67,386
	Rush Enterprises Inc. Class A	1,594,805	66,774
*	Frontdoor Inc.	1,955,475	66,075
	Columbia Sportswear Co.	817,471	64,646
	Newell Brands Inc.	9,913,918	63,548
	LCI Industries	607,715	62,826
	Strategic Education Inc.	556,691	61,603
*	Adtalem Global Education Inc.	898,143	61,262
*	Liberty Media Corp.-Liberty SiriusXM	2,763,423	61,237
*	ACV Auctions Inc. Class A	3,347,107	61,085
	Kohl's Corp.	2,648,736	60,894
*	Dorman Products Inc.	662,650	60,619
*,1	Lucid Group Inc.	23,197,444	60,545
*	Cinemark Holdings Inc.	2,767,856	59,841
*	Six Flags Entertainment Corp.	1,800,517	59,669
	TEGNA Inc.	4,265,055	59,455
	Foot Locker Inc.	2,375,275	59,192
*	Helen of Troy Ltd.	598,494	55,504
	Laureate Education Inc.	3,704,962	55,352
	Graham Holdings Co. Class B	78,584	54,973
	Carter's Inc.	871,594	54,013
*	Topgolf Callaway Brands Corp.	3,460,807	52,950
	Nordstrom Inc.	2,462,253	52,249
	Inter Parfums Inc.	442,781	51,376
*	Fox Factory Holding Corp.	1,055,608	50,870
	HNI Corp.	1,129,428	50,847
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,283,536	50,580
	PriceSmart Inc.	616,473	50,058
*	JetBlue Airways Corp.	8,123,137	49,470
	MillerKnoll Inc.	1,800,788	47,703
*	United Parks & Resorts Inc.	863,973	46,922
	Endeavor Group Holdings Inc. Class A	1,710,713	46,241
*	Sonos Inc.	3,089,326	45,598
*	Liberty Media Corp.-Liberty Live Class C	1,185,075	45,353
*	TripAdvisor Inc.	2,543,411	45,298
	Cheesecake Factory Inc.	1,152,816	45,294
	Acushnet Holdings Corp.	713,479	45,292
	Phinia Inc.	1,148,367	45,200
*	OPENLANE Inc.	2,722,365	45,164
	Levi Strauss & Co. Class A	2,338,029	45,077
3

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	LGI Homes Inc.	503,538	45,062
	Avis Budget Group Inc.	403,307	42,154
	John Wiley & Sons Inc. Class A	1,034,326	42,097
	Bloomin' Brands Inc.	2,173,689	41,800
*	Central Garden & Pet Co. Class A	1,258,837	41,579
*	Hanesbrands Inc.	8,395,250	41,389
*,1	QuantumScape Corp. Class A	8,386,252	41,260
	La-Z-Boy Inc.	1,071,825	39,958
	Dana Inc.	3,279,435	39,747
*	Gentherm Inc.	795,455	39,232
*	Liberty Media Corp.-Liberty Formula One Class A	607,905	39,046
	Papa John's International Inc.	828,780	38,936
	Upbound Group Inc.	1,235,786	37,939
	Oxford Industries Inc.	373,495	37,406
*	Knowles Corp.	2,143,220	36,992
*,1	AMC Entertainment Holdings Inc. Class A	7,427,666	36,990
	Leggett & Platt Inc.	3,200,702	36,680
	Worthington Enterprises Inc.	756,290	35,795
	PROG Holdings Inc.	1,031,142	35,760
*	Victoria's Secret & Co.	1,967,857	34,772
*	Cavco Industries Inc.	98,899	34,236
[1]	Dillard's Inc. Class A	76,941	33,884
*	ODP Corp.	857,164	33,661
*	Life Time Group Holdings Inc.	1,749,246	32,938
*	PowerSchool Holdings Inc. Class A	1,459,688	32,682
*	Dave & Buster's Entertainment Inc.	810,358	32,260
*	Under Armour Inc. Class A	4,758,973	31,742
*	Under Armour Inc. Class C	4,810,517	31,413
*	Cars.com Inc.	1,578,882	31,104
*	Madison Square Garden Entertainment Corp. Class A	879,334	30,100
*	Peloton Interactive Inc. Class A	8,424,533	28,475
	Buckle Inc.	765,922	28,293
*	Sally Beauty Holdings Inc.	2,602,132	27,921
*	Lions Gate Entertainment Corp. Class B	3,251,525	27,866
	Steelcase Inc. Class A	2,122,930	27,513
*	G-III Apparel Group Ltd.	960,781	26,008
*	National Vision Holdings Inc.	1,974,786	25,850
	Wolverine World Wide Inc.	1,908,685	25,805
*	Vista Outdoor Inc.	659,856	24,844
	Jack in the Box Inc.	487,426	24,829
*	Sabre Corp.	9,121,153	24,353
*	Sphere Entertainment Co.	679,718	23,831
*	Integral Ad Science Holding Corp.	2,421,336	23,535
[1]	Cracker Barrel Old Country Store Inc.	558,071	23,528
*	Udemy Inc.	2,501,605	21,589
	Arhaus Inc. Class A	1,271,417	21,538
	Krispy Kreme Inc.	1,908,666	20,537
[1]	Sirius XM Holdings Inc.	7,238,106	20,484
*	Vizio Holding Corp. Class A	1,841,832	19,892
*	Liberty Media Corp.-Liberty Live Class A	529,107	19,847
*	Coursera Inc.	2,746,968	19,668
*	American Axle & Manufacturing Holdings Inc.	2,807,097	19,622
	Allegiant Travel Co.	389,589	19,569
*	BJ's Restaurants Inc.	558,366	19,375
*	Driven Brands Holdings Inc.	1,443,540	18,376
	Matthews International Corp. Class A	733,346	18,370
	Sturm Ruger & Co. Inc.	437,455	18,220
	Camping World Holdings Inc. Class A	1,019,679	18,211
	Sonic Automotive Inc. Class A	331,090	18,034
*	Leslie's Inc.	4,179,390	17,512
*	Figs Inc. Class A	3,256,633	17,358
*,1	Mister Car Wash Inc.	2,409,355	17,155
	Scholastic Corp.	481,847	17,091
	Monro Inc.	714,458	17,047
*	Sun Country Airlines Holdings Inc.	1,322,016	16,605
*	Rush Street Interactive Inc.	1,702,061	16,323
*,1	Revolve Group Inc. Class A	960,815	15,287
[1]	Guess? Inc.	739,419	15,084
*	Beyond Inc.	1,149,707	15,038
*	Lions Gate Entertainment Corp. Class A	1,576,677	14,852
4

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Dream Finders Homes Inc. Class A	563,715	14,555
	Caleres Inc.	420,014	14,112
*	Portillo's Inc. Class A	1,392,833	13,538
	Dine Brands Global Inc.	367,916	13,319
*,1	U-Haul Holding Co.	214,120	13,218
*	Instructure Holdings Inc.	550,247	12,881
	Sinclair Inc.	905,795	12,074
*,1	Luminar Technologies Inc. Class A	7,882,786	11,745
*	Corsair Gaming Inc.	1,044,660	11,533
*	Clear Channel Outdoor Holdings Inc.	7,371,866	10,394
	Interface Inc. Class A	695,425	10,209
*,1	Hertz Global Holdings Inc.	2,686,684	9,484
[1]	Bowlero Corp. Class A	567,849	8,228
*	Central Garden & Pet Co.	209,403	8,062
	Smith & Wesson Brands Inc.	542,556	7,780
*,1	AMC Networks Inc. Class A	777,074	7,507
*,1	Savers Value Village Inc.	610,038	7,467
*,1	Cricut Inc. Class A	1,162,264	6,962
*,1	Frontier Group Holdings Inc.	1,406,847	6,936
*	Petco Health & Wellness Co. Inc. Class A	1,748,430	6,609
[1]	Spirit Airlines Inc.	1,378,917	5,047
	Rush Enterprises Inc. Class B	122,629	4,812
*	Chegg Inc.	1,223,051	3,865
	Designer Brands Inc. Class A	535,537	3,658
[1]	Paramount Global Class A	193,854	3,563
*	Angi Inc. Class A	1,803,744	3,463
*	SES AI Corp.	1,577,168	1,971
			22,394,743
Consumer Staples (3.3%)
	Bunge Global SA	3,559,337	380,030
	Casey's General Stores Inc.	930,466	355,029
*	US Foods Holding Corp.	6,179,573	327,394
*	Performance Food Group Co.	3,911,516	258,590
*,1	Celsius Holdings Inc.	4,101,718	234,167
	Molson Coors Beverage Co. Class B	4,464,862	226,949
*	Sprouts Farmers Market Inc.	2,525,682	211,299
	Ingredion Inc.	1,650,147	189,272
*	BellRing Brands Inc.	3,278,756	187,348
	Albertsons Cos. Inc. Class A	8,699,225	171,810
*	Freshpet Inc.	1,217,401	157,520
	Lamb Weston Holdings Inc.	1,814,756	152,585
*	Darling Ingredients Inc.	4,016,348	147,601
	J M Smucker Co.	1,265,253	137,963
	Coca-Cola Consolidated Inc.	126,217	136,945
*	Post Holdings Inc.	1,218,348	126,903
	Flowers Foods Inc.	4,775,567	106,018
	Lancaster Colony Corp.	484,337	91,525
*	Simply Good Foods Co.	2,262,053	81,728
	WD-40 Co.	340,678	74,827
	Cal-Maine Foods Inc.	1,000,807	61,159
	Spectrum Brands Holdings Inc.	696,160	59,821
	Energizer Holdings Inc.	1,804,457	53,304
*	Boston Beer Co. Inc. Class A	173,948	53,063
	Edgewell Personal Care Co.	1,245,771	50,068
*	Grocery Outlet Holding Corp.	2,259,155	49,972
	J & J Snack Foods Corp.	292,386	47,475
*	TreeHouse Foods Inc.	1,190,039	43,603
	Andersons Inc.	813,088	40,329
	Reynolds Consumer Products Inc.	1,320,420	36,945
	Vector Group Ltd.	3,363,459	35,552
*	Pilgrim's Pride Corp.	893,385	34,386
	National Beverage Corp.	587,844	30,121
	Universal Corp.	586,852	28,280
	Utz Brands Inc.	1,638,126	27,258
	Weis Markets Inc.	405,676	25,464
*	Herbalife Ltd.	2,387,255	24,804
	Fresh Del Monte Produce Inc.	963,251	21,047
	Seaboard Corp.	6,095	19,265
*	United Natural Foods Inc.	1,419,382	18,594
5

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Hain Celestial Group Inc.	2,258,380	15,605
	B&G Foods Inc.	1,887,863	15,254
*	USANA Health Sciences Inc.	287,441	13,004
	Tootsie Roll Industries Inc.	414,315	12,666
	Nu Skin Enterprises Inc. Class A	1,186,371	12,504
*	Duckhorn Portfolio Inc.	1,292,834	9,179
*,1	BRC Inc. Class A	1,268,875	7,778
*	Olaplex Holdings Inc.	2,467,602	3,800
			4,605,803
Energy (5.7%)
	Targa Resources Corp.	5,573,268	717,726
	Ovintiv Inc.	6,711,332	314,560
	APA Corp.	9,329,637	274,665
	TechnipFMC plc	10,291,789	269,130
[1]	Chesapeake Energy Corp.	3,129,423	257,207
	Chord Energy Corp.	1,488,460	249,585
*	Antero Resources Corp.	7,420,945	242,145
*	Weatherford International plc	1,838,822	225,164
	HF Sinclair Corp.	4,105,475	218,986
	EQT Corp.	5,550,068	205,242
	Range Resources Corp.	5,793,902	194,270
	Permian Resources Corp. Class A	11,716,460	189,221
	NOV Inc.	9,942,428	189,006
*	Southwestern Energy Co.	27,721,817	186,568
	Civitas Resources Inc.	2,515,802	173,590
	DT Midstream Inc.	2,441,022	173,386
[1]	Texas Pacific Land Corp.	231,144	169,722
	Matador Resources Co.	2,822,690	168,232
	ChampionX Corp.	4,786,587	158,963
*	NEXTracker Inc. Class A	3,373,792	158,163
	Murphy Oil Corp.	3,643,643	150,264
	Equitrans Midstream Corp.	10,355,776	134,418
[1]	Noble Corp. plc	2,871,927	128,232
	SM Energy Co.	2,891,694	125,008
	Antero Midstream Corp.	8,467,700	124,814
	PBF Energy Inc. Class A	2,533,310	116,583
*	Valaris Ltd.	1,544,130	115,038
*	Tidewater Inc.	1,193,648	113,647
	Magnolia Oil & Gas Corp. Class A	4,320,775	109,488
	Patterson-UTI Energy Inc.	10,098,214	104,617
	Arcosa Inc.	1,221,221	101,862
*,1	Transocean Ltd.	18,541,014	99,194
	California Resources Corp.	1,716,040	91,328
*	CNX Resources Corp.	3,659,480	88,925
	Cactus Inc. Class A	1,651,628	87,107
	Viper Energy Inc. Class A	2,297,974	86,243
	Northern Oil & Gas Inc.	2,286,166	84,977
	Warrior Met Coal Inc.	1,314,684	82,523
	Helmerich & Payne Inc.	2,233,477	80,718
	Liberty Energy Inc. Class A	3,770,134	78,758
	Alpha Metallurgical Resources Inc.	277,907	77,961
	Archrock Inc.	3,732,509	75,471
	Peabody Energy Corp.	3,004,058	66,450
	Arch Resources Inc.	435,738	66,332
*	Oceaneering International Inc.	2,548,572	60,299
[1]	New Fortress Energy Inc.	2,319,613	50,985
	Sitio Royalties Corp. Class A	1,925,158	45,453
*,1	Plug Power Inc.	18,658,610	43,475
	Kinetik Holdings Inc. Class A	975,378	40,420
	Delek US Holdings Inc.	1,531,449	37,919
*	Array Technologies Inc.	3,624,174	37,184
	World Kinect Corp.	1,431,401	36,930
*	DNOW Inc.	2,684,741	36,861
	Atlas Energy Solutions Inc. Class A	1,518,167	30,257
	Crescent Energy Co. Class A	2,522,528	29,892
*	CONSOL Energy Inc.	277,019	28,264
*	Fluence Energy Inc.	1,607,416	27,873
*	Shoals Technologies Group Inc. Class A	4,283,701	26,730
*	MRC Global Inc.	2,031,680	26,229
6

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Core Laboratories Inc.	1,178,930	23,920
	CVR Energy Inc.	884,477	23,677
*	Ameresco Inc. Class A	820,007	23,624
	Comstock Resources Inc.	2,203,353	22,871
*	Helix Energy Solutions Group Inc.	1,820,261	21,734
*	ProPetro Holding Corp.	2,287,191	19,830
*	Dril-Quip Inc.	865,251	16,094
*,1	ChargePoint Holdings Inc.	10,154,232	15,333
	RPC Inc.	2,424,743	15,155
	Vitesse Energy Inc.	555,338	13,162
[1]	HighPeak Energy Inc.	482,096	6,778
*,1	EVgo Inc. Class A	2,527,891	6,193
*,1	FuelCell Energy Inc.	5,689,845	3,635
*,1	ProFrac Holding Corp. Class A	402,428	2,982
*,1	OPAL Fuels Inc. Class A	490,184	2,005
*,1	SunPower Corp.	554,122	1,640
			7,902,893
Financials (13.6%)
	First Citizens BancShares Inc. Class A	271,969	457,890
*	Robinhood Markets Inc. Class A	16,126,206	366,226
	Reinsurance Group of America Inc.	1,653,772	339,470
	Equitable Holdings Inc.	8,175,904	334,067
	RenaissanceRe Holdings Ltd.	1,329,193	297,088
	Ally Financial Inc.	6,876,988	272,810
	Brown & Brown Inc.	2,868,043	256,432
	East West Bancorp Inc.	3,497,665	256,134
	Annaly Capital Management Inc.	12,579,160	239,759
	Carlyle Group Inc.	5,880,034	236,083
	Erie Indemnity Co. Class A	638,594	231,426
	Blue Owl Capital Inc. Class A	12,588,038	223,438
	American Financial Group Inc.	1,791,911	220,441
	Assurant Inc.	1,306,732	217,244
	First Horizon Corp.	13,746,915	216,789
	Kinsale Capital Group Inc.	555,821	214,147
	Unum Group	4,046,525	206,818
	Morningstar Inc.	698,297	206,591
	Stifel Financial Corp.	2,446,590	205,881
	Primerica Inc.	865,003	204,642
	SEI Investments Co.	2,972,309	192,279
	MarketAxess Holdings Inc.	952,579	191,021
	Globe Life Inc.	2,317,130	190,653
	Old Republic International Corp.	6,150,009	190,035
	Webster Financial Corp.	4,310,645	187,901
	Jefferies Financial Group Inc.	3,730,981	185,654
	Evercore Inc. Class A	871,299	181,605
	Voya Financial Inc.	2,531,387	180,108
	Houlihan Lokey Inc. Class A	1,320,362	178,064
[1]	AGNC Investment Corp.	18,270,857	174,304
	Comerica Inc.	3,332,762	170,104
	Western Alliance Bancorp	2,629,409	165,179
	Commerce Bancshares Inc.	2,930,510	163,464
	Zions Bancorp NA	3,711,568	160,971
	Popular Inc.	1,816,667	160,648
*,1	SoFi Technologies Inc.	23,914,008	158,072
	Invesco Ltd.	10,462,830	156,524
	RLI Corp.	1,091,555	153,571
	Wintrust Financial Corp.	1,552,280	152,993
	Cullen/Frost Bankers Inc.	1,453,614	147,731
	Pinnacle Financial Partners Inc.	1,844,051	147,598
	SouthState Corp.	1,915,153	146,356
	OneMain Holdings Inc.	3,013,970	146,147
	MGIC Investment Corp.	6,701,245	144,412
	Selective Insurance Group Inc.	1,528,096	143,381
	Essent Group Ltd.	2,547,326	143,134
	Starwood Property Trust Inc.	7,545,036	142,903
	Jackson Financial Inc. Class A	1,917,124	142,366
	Synovus Financial Corp.	3,496,918	140,541
	Prosperity Bancshares Inc.	2,290,848	140,062
	Ryan Specialty Holdings Inc. Class A	2,394,069	138,641
7

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Old National Bancorp	8,016,990	137,812
	Axis Capital Holdings Ltd.	1,915,274	135,314
	First American Financial Corp.	2,476,870	133,627
	Lincoln National Corp.	4,273,940	132,920
	Rithm Capital Corp.	12,152,987	132,589
	Cadence Bank	4,591,968	129,861
*,1	Marathon Digital Holdings Inc.	6,515,796	129,339
*	Mr Cooper Group Inc.	1,545,559	125,546
	Affiliated Managers Group Inc.	800,986	125,138
	FNB Corp.	9,043,111	123,710
	Hamilton Lane Inc. Class A	967,798	119,600
	Radian Group Inc.	3,785,140	117,718
	Bank OZK	2,851,377	116,906
	SLM Corp.	5,522,996	114,823
	White Mountains Insurance Group Ltd.	61,255	111,328
	United Bankshares Inc.	3,398,389	110,244
	Janus Henderson Group plc	3,226,910	108,779
	Home BancShares Inc.	4,531,921	108,585
	Glacier Bancorp Inc.	2,849,943	106,360
	Columbia Banking System Inc.	5,263,035	104,682
	Hancock Whitney Corp.	2,177,346	104,142
	Lazard Inc. Class A	2,692,770	102,810
	Hanover Insurance Group Inc.	813,104	101,996
	FirstCash Holdings Inc.	971,603	101,902
	Moelis & Co. Class A	1,768,256	100,543
	Assured Guaranty Ltd.	1,300,236	100,313
	Piper Sandler Cos.	422,637	97,278
*	Enstar Group Ltd.	306,243	93,618
	Kemper Corp.	1,537,096	91,196
	First Financial Bankshares Inc.	3,052,655	90,145
	Ameris Bancorp	1,650,273	83,091
	TPG Inc. Class A	1,977,267	81,958
	UMB Financial Corp.	980,337	81,780
	International Bancshares Corp.	1,406,622	80,473
	Walker & Dunlop Inc.	805,153	79,066
	ServisFirst Bancshares Inc.	1,233,126	77,921
	Fulton Financial Corp.	4,568,697	77,576
	United Community Banks Inc.	2,994,553	76,241
	Associated Banc-Corp	3,600,327	76,147
	BGC Group Inc. Class A	9,167,534	76,090
	Valley National Bancorp	10,879,306	75,938
	Atlantic Union Bankshares Corp.	2,256,392	74,122
*	Clearwater Analytics Holdings Inc. Class A	3,976,991	73,654
	First Bancorp	3,974,771	72,699
[1]	Blackstone Mortgage Trust Inc. Class A	4,145,157	72,209
*	Oscar Health Inc. Class A	4,561,995	72,171
*	Texas Capital Bancshares Inc.	1,172,755	71,702
	CNO Financial Group Inc.	2,585,301	71,665
	WSFS Financial Corp.	1,510,593	70,998
*	Axos Financial Inc.	1,217,329	69,570
	Artisan Partners Asset Management Inc. Class A	1,669,238	68,889
	StepStone Group Inc. Class A	1,484,182	68,109
*	Brighthouse Financial Inc.	1,561,301	67,667
	First Hawaiian Inc.	3,213,528	66,713
*	Genworth Financial Inc. Class A	11,003,463	66,461
	Federated Hermes Inc. Class B	2,016,406	66,299
	Cathay General Bancorp	1,738,790	65,587
*	Credit Acceptance Corp.	121,774	62,675
	Community Financial System Inc.	1,326,536	62,626
	First Interstate BancSystem Inc. Class A	2,234,167	62,043
	PennyMac Financial Services Inc.	639,974	60,542
[1]	New York Community Bancorp Inc.	18,564,416	59,777
*,1	Riot Platforms Inc.	6,529,559	59,680
*	Baldwin Insurance Group Inc. Class A	1,662,479	58,968
	PJT Partners Inc. Class A	542,620	58,554
	WaFd Inc.	2,045,739	58,467
	CVB Financial Corp.	3,334,535	57,487
[1]	Arbor Realty Trust Inc.	4,001,246	57,418
	Bank of Hawaii Corp.	997,808	57,085
	Eastern Bankshares Inc.	3,995,928	55,863
8

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Pacific Premier Bancorp Inc.	2,423,973	55,679
	BankUnited Inc.	1,879,105	55,001
	Simmons First National Corp. Class A	2,996,598	52,680
	BOK Financial Corp.	567,611	52,016
	Park National Corp.	365,373	52,007
	Independent Bank Corp.	1,014,154	51,438
	Cohen & Steers Inc.	698,548	50,687
	First Financial Bancorp	2,279,583	50,652
	First Merchants Corp.	1,472,717	49,027
	Virtu Financial Inc. Class A	2,113,248	47,442
	Towne Bank	1,647,896	44,938
	Provident Financial Services Inc.	3,108,858	44,612
*,1	Upstart Holdings Inc.	1,877,558	44,292
	OFG Bancorp	1,181,455	44,245
	NBT Bancorp Inc.	1,125,930	43,461
	Banner Corp.	865,975	42,987
	Trustmark Corp.	1,384,546	41,592
	Renasant Corp.	1,345,361	41,087
	Independent Bank Group Inc.	884,102	40,244
	BancFirst Corp.	456,093	39,999
	WesBanco Inc.	1,419,087	39,607
	Virtus Investment Partners Inc.	170,208	38,441
	City Holding Co.	352,526	37,456
	National Bank Holdings Corp. Class A	950,809	37,129
	Mercury General Corp.	695,930	36,982
	Northwest Bancshares Inc.	3,198,984	36,948
	Hilltop Holdings Inc.	1,148,408	35,922
	Apollo Commercial Real Estate Finance Inc.	3,573,481	34,984
	Two Harbors Investment Corp.	2,601,448	34,365
	WisdomTree Inc.	3,433,997	34,031
	First Commonwealth Financial Corp.	2,442,934	33,737
	Compass Diversified Holdings	1,536,083	33,625
	Horace Mann Educators Corp.	1,029,673	33,588
*	Goosehead Insurance Inc. Class A	570,858	32,790
	Ladder Capital Corp. Class A	2,864,558	32,341
	Hope Bancorp Inc.	2,880,365	30,935
	Westamerica Bancorp	637,089	30,918
	S&T Bancorp Inc.	913,127	30,489
	PennyMac Mortgage Investment Trust	2,182,939	30,015
*	SiriusPoint Ltd.	2,356,871	28,754
	Navient Corp.	1,967,733	28,650
	MFA Financial Inc.	2,566,032	27,303
	Victory Capital Holdings Inc. Class A	569,273	27,171
	Employers Holdings Inc.	637,100	27,160
	Safety Insurance Group Inc.	354,287	26,582
	Safehold Inc.	1,346,755	25,979
	Franklin BSP Realty Trust Inc.	2,058,005	25,931
	Chimera Investment Corp.	2,022,898	25,893
	National Western Life Group Inc. Class A	51,821	25,752
	Berkshire Hills Bancorp Inc.	1,088,144	24,810
	Cannae Holdings Inc.	1,341,333	24,332
	Enact Holdings Inc.	790,773	24,245
*	Palomar Holdings Inc.	297,579	24,149
	Claros Mortgage Trust Inc.	2,964,501	23,775
[1]	ARMOUR Residential REIT Inc.	1,225,454	23,749
*	Encore Capital Group Inc.	565,669	23,605
*,1	Trupanion Inc.	792,201	23,291
*	Triumph Financial Inc.	278,600	22,776
*	LendingClub Corp.	2,653,603	22,449
*,1	Lemonade Inc.	1,329,121	21,930
	Redwood Trust Inc.	3,321,842	21,559
	Heartland Financial USA Inc.	457,110	20,319
	Nelnet Inc. Class A	194,034	19,570
*	AssetMark Financial Holdings Inc.	561,002	19,383
	BrightSpire Capital Inc. Class A	3,283,842	18,718
*	PRA Group Inc.	939,759	18,476
	F&G Annuities & Life Inc.	475,605	18,097
	TFS Financial Corp.	1,411,095	17,808
	Brookline Bancorp Inc.	2,122,864	17,726
[1]	UWM Holdings Corp. Class A	2,286,515	15,846
9

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	ProAssurance Corp.	1,282,270	15,669
	Capitol Federal Financial Inc.	2,836,336	15,571
	Live Oak Bancshares Inc.	423,878	14,861
*	Open Lending Corp.	2,545,803	14,206
	Tompkins Financial Corp.	289,709	14,167
*	Ambac Financial Group Inc.	1,079,945	13,845
	KKR Real Estate Finance Trust Inc.	1,219,709	11,038
	GCM Grosvenor Inc. Class A	1,060,708	10,352
	P10 Inc. Class A	1,172,847	9,946
*	Columbia Financial Inc.	658,696	9,861
*	World Acceptance Corp.	73,467	9,079
*,1	Hagerty Inc. Class A	753,539	7,837
	Eagle Bancorp Inc.	361,200	6,827
	TPG RE Finance Trust Inc.	782,946	6,765
	United Fire Group Inc.	223,094	4,794
*	loanDepot Inc. Class A	1,627,447	2,685
	Associated Capital Group Inc. Class A	30,840	1,049
			18,867,332
Health Care (10.6%)
*	Sarepta Therapeutics Inc.	2,257,190	356,636
*	United Therapeutics Corp.	1,115,070	355,206
*	Neurocrine Biosciences Inc.	2,529,622	348,253
*	Tenet Healthcare Corp.	2,455,532	326,659
*	Natera Inc.	2,932,376	317,547
	Bio-Techne Corp.	3,961,108	283,813
*	Insmed Inc.	4,052,652	271,528
*	Charles River Laboratories International Inc.	1,294,837	267,487
	Universal Health Services Inc. Class B	1,425,123	263,548
*	Medpace Holdings Inc.	623,046	256,602
	Teleflex Inc.	1,183,973	249,025
*	Catalent Inc.	4,321,760	243,013
	Encompass Health Corp.	2,531,031	217,137
	Chemed Corp.	380,534	206,470
*	Henry Schein Inc.	3,218,891	206,331
*	Exact Sciences Corp.	4,638,320	195,969
*	Globus Medical Inc. Class A	2,831,105	193,902
*	HealthEquity Inc.	2,187,048	188,524
*	Vaxcyte Inc.	2,461,253	185,849
*	Solventum Corp.	3,473,059	183,655
*	Elanco Animal Health Inc.	12,421,982	179,249
*	Insulet Corp.	880,259	177,636
	Ensign Group Inc.	1,430,818	176,978
*	Intra-Cellular Therapies Inc.	2,521,011	172,664
	Bruker Corp.	2,662,848	169,916
*	Blueprint Medicines Corp.	1,573,931	169,638
*	Repligen Corp.	1,334,272	168,198
*	DaVita Inc.	1,212,468	168,012
*	Halozyme Therapeutics Inc.	3,199,237	167,512
*	Penumbra Inc.	925,703	166,599
*	Jazz Pharmaceuticals plc	1,505,363	160,667
*	Masimo Corp.	1,267,532	159,633
*	Ionis Pharmaceuticals Inc.	3,301,842	157,366
*	Exelixis Inc.	6,956,656	156,316
*	Cytokinetics Inc.	2,882,134	156,154
*	Acadia Healthcare Co. Inc.	2,215,397	149,628
*	REVOLUTION Medicines Inc.	3,732,855	144,872
*	Glaukos Corp.	1,202,717	142,342
*	Lantheus Holdings Inc.	1,742,241	139,885
*	Viking Therapeutics Inc.	2,630,437	139,439
*	Bio-Rad Laboratories Inc. Class A	500,936	136,811
	Organon & Co.	6,464,338	133,812
	DENTSPLY SIRONA Inc.	5,219,346	130,014
*,1	Madrigal Pharmaceuticals Inc.	455,282	127,552
*	Option Care Health Inc.	4,369,120	121,025
*	Merit Medical Systems Inc.	1,387,517	119,257
*	Krystal Biotech Inc.	645,999	118,631
*	Haemonetics Corp.	1,277,985	105,728
*	Alkermes plc	4,253,586	102,511
*	Inspire Medical Systems Inc.	746,847	99,951
10

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Apellis Pharmaceuticals Inc.	2,593,325	99,480
*	Integer Holdings Corp.	842,187	97,517
	Select Medical Holdings Corp.	2,614,715	91,672
*	Bridgebio Pharma Inc.	3,527,734	89,358
*	Ultragenyx Pharmaceutical Inc.	2,162,806	88,891
	Perrigo Co. plc	3,426,635	87,996
*	Prestige Consumer Healthcare Inc.	1,254,704	86,386
*	Axonics Inc.	1,282,404	86,216
*	Guardant Health Inc.	2,922,134	84,391
*	iRhythm Technologies Inc.	742,798	79,955
*	Hims & Hers Health Inc.	3,890,715	78,554
*	Arrowhead Pharmaceuticals Inc.	2,965,891	77,084
*	Axsome Therapeutics Inc.	955,086	76,884
*	Neogen Corp.	4,900,307	76,592
*	Amedisys Inc.	821,280	75,394
*	PROCEPT BioRobotics Corp.	1,227,700	75,000
*	Cerevel Therapeutics Holdings Inc.	1,831,898	74,906
*	Amicus Therapeutics Inc.	7,445,380	73,858
*	Doximity Inc. Class A	2,628,036	73,506
*	Nuvalent Inc. Class A	965,793	73,265
*	Envista Holdings Corp.	4,319,980	71,841
*	ICU Medical Inc.	581,840	69,094
*	Twist Bioscience Corp.	1,390,389	68,518
*	Corcept Therapeutics Inc.	2,093,569	68,020
*	Azenta Inc.	1,287,638	67,756
*	Tandem Diabetes Care Inc.	1,623,600	65,415
*	SpringWorks Therapeutics Inc.	1,676,059	63,137
*	Denali Therapeutics Inc.	2,688,379	62,424
*	Enovis Corp.	1,378,537	62,310
*	TG Therapeutics Inc.	3,495,966	62,193
*	Biohaven Ltd.	1,775,441	61,626
*	Agios Pharmaceuticals Inc.	1,427,090	61,536
*	CorVel Corp.	236,691	60,183
*	Inari Medical Inc.	1,242,153	59,810
*	TransMedics Group Inc.	392,514	59,120
*	PTC Therapeutics Inc.	1,927,839	58,953
*	STAAR Surgical Co.	1,234,961	58,797
*	Progyny Inc.	2,034,504	58,207
	CONMED Corp.	774,212	53,668
*	Evolent Health Inc. Class A	2,775,155	53,061
*	Myriad Genetics Inc.	2,161,303	52,865
*	Fortrea Holdings Inc.	2,249,671	52,507
*	Intellia Therapeutics Inc.	2,303,821	51,560
*	Iovance Biotherapeutics Inc.	6,330,643	50,772
*	agilon health Inc.	7,753,068	50,705
*	ACADIA Pharmaceuticals Inc.	3,114,814	50,616
	Premier Inc. Class A	2,635,500	49,205
*	RadNet Inc.	834,046	49,142
*	Integra LifeSciences Holdings Corp.	1,683,638	49,061
	Patterson Cos. Inc.	2,026,909	48,889
*	Privia Health Group Inc.	2,698,951	46,908
*	R1 RCM Inc.	3,706,068	46,548
*	10X Genomics Inc. Class A	2,390,097	46,487
*	Novocure Ltd.	2,704,960	46,336
*	Surgery Partners Inc.	1,916,767	45,600
*	NeoGenomics Inc.	3,210,188	44,525
*	Beam Therapeutics Inc.	1,862,110	43,629
*	Immunovant Inc.	1,652,106	43,616
*	Astrana Health Inc.	1,056,419	42,848
*,1	Novavax Inc.	3,351,815	42,434
*	Certara Inc.	3,032,296	41,997
*	QuidelOrtho Corp.	1,262,598	41,944
*,1	Recursion Pharmaceuticals Inc. Class A	5,577,208	41,829
*	Teladoc Health Inc.	4,262,847	41,691
*	Veracyte Inc.	1,921,631	41,642
*	Arvinas Inc.	1,548,128	41,211
*	Sotera Health Co.	3,201,891	38,006
*	Kymera Therapeutics Inc.	1,233,854	36,831
*	Ligand Pharmaceuticals Inc.	428,958	36,144
*	Warby Parker Inc. Class A	2,242,306	36,011
11

Small-Cap Index Fund
		Shares	Market Value• ($000)
	National HealthCare Corp.	329,012	35,665
*	Supernus Pharmaceuticals Inc.	1,312,760	35,116
*	Pacira BioSciences Inc.	1,111,493	31,800
*	Brookdale Senior Living Inc.	4,608,764	31,478
*	Omnicell Inc.	1,154,372	31,249
*	Xencor Inc.	1,549,961	29,341
*	AtriCure Inc.	1,155,342	26,307
*	Owens & Minor Inc.	1,826,763	24,661
*	Vir Biotechnology Inc.	2,736,002	24,350
*	Harmony Biosciences Holdings Inc.	785,142	23,688
*	Avanos Medical Inc.	1,153,939	22,986
*,1	Waystar Holding Corp.	1,047,338	22,518
*	Amneal Pharmaceuticals Inc.	3,491,221	22,169
*	Ironwood Pharmaceuticals Inc. Class A	3,396,217	22,143
*,1	ImmunityBio Inc.	3,476,509	21,972
*	Innoviva Inc.	1,334,329	21,883
*	Relay Therapeutics Inc.	3,169,848	20,667
*	AdaptHealth Corp. Class A	2,008,999	20,090
*	Rocket Pharmaceuticals Inc.	912,669	19,650
*	Healthcare Services Group Inc.	1,851,287	19,587
*	Maravai LifeSciences Holdings Inc. Class A	2,671,140	19,125
*	Alignment Healthcare Inc.	2,402,921	18,791
*,1	CG oncology Inc.	584,892	18,465
*	Sana Biotechnology Inc.	3,340,625	18,240
	Embecta Corp.	1,449,632	18,120
*,1	PACS Group Inc.	579,346	17,091
	HealthStream Inc.	611,345	17,057
*	Kiniksa Pharmaceuticals International plc Class A	904,199	16,881
*	BioCryst Pharmaceuticals Inc.	2,593,795	16,030
*	Pediatrix Medical Group Inc.	2,115,162	15,969
*	Varex Imaging Corp.	1,028,132	15,144
*	GoodRx Holdings Inc. Class A	1,899,622	14,817
*	Sage Therapeutics Inc.	1,361,358	14,784
*	Cytek Biosciences Inc.	2,640,020	14,731
*,1	BrightSpring Health Services Inc.	1,290,921	14,665
*	Phreesia Inc.	673,282	14,274
*	REGENXBIO Inc.	1,114,307	13,037
*,1	Ginkgo Bioworks Holdings Inc. Class A	38,656,109	12,923
*	Silk Road Medical Inc.	446,213	12,066
*,1	LifeStance Health Group Inc.	2,402,246	11,795
*	Day One Biopharmaceuticals Inc.	768,878	10,595
*,1	Summit Therapeutics Inc.	1,320,832	10,303
*	CareDx Inc.	621,927	9,659
*	Arcus Biosciences Inc.	628,722	9,575
*,1	Prime Medicine Inc.	1,509,015	7,756
*,1	OPKO Health Inc.	6,133,475	7,667
*	Adaptive Biotechnologies Corp.	1,670,091	6,046
*	AnaptysBio Inc.	240,335	6,023
*	Zentalis Pharmaceuticals Inc.	1,338,096	5,473
*	Editas Medicine Inc.	1,035,625	4,836
*,1	Pacific Biosciences of California Inc.	3,429,427	4,698
*,1	Verve Therapeutics Inc.	845,819	4,128
*	ACELYRIN Inc.	935,290	4,125
*	Treace Medical Concepts Inc.	585,508	3,894
*	Lyell Immunopharma Inc.	2,223,631	3,224
*	Innovage Holding Corp.	517,986	2,569
*,1	Multiplan Corp.	4,064,520	1,579
*	Amylyx Pharmaceuticals Inc.	642,775	1,221
*,1	Tempus AI Inc. Class A	26,471	927
*,1,2	Synergy Pharmaceuticals LLC	2,001,166	—
*,2	OmniAb Inc. 12.5 Earnout	156,690	—
*,2	OmniAb Inc. 15 Earnout	156,690	—
			14,704,906
Industrials (22.0%)
*	Axon Enterprise Inc.	1,802,133	530,260
	Booz Allen Hamilton Holding Corp. Class A	3,250,719	500,286
	Carlisle Cos. Inc.	1,196,557	484,857
	EMCOR Group Inc.	1,181,299	431,269
	Lennox International Inc.	805,908	431,145
12

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Builders FirstSource Inc.	3,068,102	424,656
	Watsco Inc.	873,407	404,597
	IDEX Corp.	1,902,717	382,827
	Owens Corning	2,178,284	378,411
	RPM International Inc.	3,236,668	348,524
	Graco Inc.	4,251,443	337,054
	Westrock Co.	6,488,871	326,131
	Pentair plc	4,173,287	319,966
	nVent Electric plc	4,173,078	319,700
*	Saia Inc.	668,344	316,989
	Advanced Drainage Systems Inc.	1,946,231	312,156
*	TopBuild Corp.	799,775	308,129
	Jack Henry & Associates Inc.	1,830,683	303,930
	AECOM	3,421,768	301,595
	Nordson Corp.	1,295,597	300,501
*	XPO Inc.	2,777,928	294,877
	Tetra Tech Inc.	1,344,743	274,973
	Comfort Systems USA Inc.	897,932	273,079
	Lincoln Electric Holdings Inc.	1,430,523	269,854
	ITT Inc.	2,068,743	267,240
	Woodward Inc.	1,531,304	267,029
	Curtiss-Wright Corp.	962,724	260,879
	Allegion plc	2,197,953	259,688
	A O Smith Corp.	3,036,097	248,292
	FTAI Aviation Ltd.	2,393,381	247,069
	Hubbell Inc. Class B	674,726	246,599
	CH Robinson Worldwide Inc.	2,796,189	246,400
	Toro Co.	2,624,438	245,411
	Huntington Ingalls Industries Inc.	991,248	244,174
*	Core & Main Inc. Class A	4,829,866	236,374
	AptarGroup Inc.	1,665,612	234,535
*	API Group Corp.	6,203,960	233,455
	Regal Rexnord Corp.	1,672,051	226,095
	Crown Holdings Inc.	3,035,392	225,803
	MKS Instruments Inc.	1,689,047	220,556
	BWX Technologies Inc.	2,297,701	218,282
	Donaldson Co. Inc.	3,025,674	216,517
	Fortune Brands Innovations Inc.	3,144,089	204,177
	WESCO International Inc.	1,277,649	202,533
*	Trex Co. Inc.	2,732,128	202,505
	Graphic Packaging Holding Co.	7,724,187	202,451
	Cognex Corp.	4,314,981	201,769
*	Generac Holdings Inc.	1,523,638	201,455
*	FTI Consulting Inc.	897,326	193,401
	Knight-Swift Transportation Holdings Inc. Class A	3,859,199	192,651
*	Axalta Coating Systems Ltd.	5,546,238	189,515
	Applied Industrial Technologies Inc.	970,376	188,253
*	Fluor Corp.	4,303,115	187,401
	Acuity Brands Inc.	774,137	186,908
*	WEX Inc.	1,053,259	186,574
	Eagle Materials Inc.	852,546	185,395
	Simpson Manufacturing Co. Inc.	1,059,728	178,596
	Oshkosh Corp.	1,643,976	177,878
	Crane Co.	1,221,148	177,042
	MSA Safety Inc.	940,461	176,515
*	Kirby Corp.	1,465,470	175,461
*	ATI Inc.	3,128,221	173,460
*	MasTec Inc.	1,597,850	170,954
*	WillScot Mobile Mini Holdings Corp.	4,541,482	170,941
*	Affirm Holdings Inc. Class A	5,636,996	170,294
	Allison Transmission Holdings Inc.	2,198,905	166,897
	Landstar System Inc.	898,922	165,833
*	Middleby Corp.	1,351,559	165,715
	Berry Global Group Inc.	2,731,863	160,770
	Robert Half Inc.	2,505,787	160,320
	Littelfuse Inc.	622,981	159,228
	Flowserve Corp.	3,309,310	159,178
*	SPX Technologies Inc.	1,104,057	156,931
	AGCO Corp.	1,594,344	156,054
*	Chart Industries Inc.	1,075,880	155,293
13

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Mohawk Industries Inc.	1,364,508	154,994
*	AZEK Co. Inc. Class A	3,665,562	154,430
*	GXO Logistics Inc.	3,002,079	151,605
	Vontier Corp.	3,881,025	148,255
	Genpact Ltd.	4,524,084	145,630
*	Beacon Roofing Supply Inc.	1,598,700	144,682
	AAON Inc.	1,653,154	144,221
	Sensata Technologies Holding plc	3,789,095	141,674
*	Paylocity Holding Corp.	1,063,884	140,273
	Valmont Industries Inc.	507,584	139,306
	Badger Meter Inc.	738,870	137,688
	Esab Corp.	1,442,931	136,256
	Louisiana-Pacific Corp.	1,621,483	133,497
*	BILL Holdings Inc.	2,534,521	133,366
	Maximus Inc.	1,528,255	130,971
	Ryder System Inc.	1,046,605	129,653
*	AeroVironment Inc.	707,217	128,827
	MDU Resources Group Inc.	5,125,074	128,639
	Federal Signal Corp.	1,535,848	128,504
	Sealed Air Corp.	3,660,167	127,337
	Air Lease Corp. Class A	2,659,452	126,404
	Watts Water Technologies Inc. Class A	689,077	126,356
	Sonoco Products Co.	2,469,760	125,266
*	Modine Manufacturing Co.	1,248,221	125,059
	Installed Building Products Inc.	607,751	125,002
	Armstrong World Industries Inc.	1,099,926	124,556
	Brunswick Corp.	1,698,462	123,597
	Atkore Inc.	915,753	123,563
*	ExlService Holdings Inc.	3,879,157	121,650
	Exponent Inc.	1,273,684	121,153
	Moog Inc. Class A	722,929	120,946
	GATX Corp.	893,354	118,244
*	Dycom Industries Inc.	694,750	117,246
*,1	Shift4 Payments Inc. Class A	1,558,664	114,328
*	Itron Inc.	1,152,983	114,099
*	Euronet Worldwide Inc.	1,095,386	113,372
*	Summit Materials Inc. Class A	3,065,517	112,229
	Encore Wire Corp.	377,222	109,330
	Brink's Co.	1,061,761	108,724
*	Verra Mobility Corp. Class A	3,976,550	108,162
	Matson Inc.	815,938	106,863
	HB Fuller Co.	1,368,342	105,308
*	ACI Worldwide Inc.	2,650,611	104,938
	EnerSys	1,009,185	104,471
	Western Union Co.	8,504,671	103,927
	CSW Industrials Inc.	389,946	103,457
	Zurn Elkay Water Solutions Corp.	3,472,822	102,101
*	Knife River Corp.	1,422,966	99,807
*	ASGN Inc.	1,096,184	96,651
*	Spirit AeroSystems Holdings Inc. Class A	2,929,712	96,300
	Belden Inc.	1,022,505	95,911
	Franklin Electric Co. Inc.	984,595	94,836
	Otter Tail Corp.	1,051,078	92,064
	Herc Holdings Inc.	677,438	90,296
	MSC Industrial Direct Co. Inc. Class A	1,132,205	89,795
*	CBIZ Inc.	1,195,509	88,587
	Korn Ferry	1,311,654	88,064
	Terex Corp.	1,598,999	87,689
	Silgan Holdings Inc.	2,012,891	85,206
	ManpowerGroup Inc.	1,199,147	83,700
*	Gates Industrial Corp. plc	5,256,177	83,100
	Insperity Inc.	899,213	82,017
*	GMS Inc.	1,001,334	80,718
	ABM Industries Inc.	1,590,910	80,452
*	RXO Inc.	2,954,716	77,266
	Enpro Inc.	526,660	76,666
*	Alight Inc. Class A	10,373,999	76,560
	TriNet Group Inc.	762,477	76,248
	John Bean Technologies Corp.	800,128	75,988
	Crane NXT Co.	1,220,581	74,968
14

Small-Cap Index Fund
		Shares	Market Value• ($000)
	ADT Inc.	9,678,385	73,556
*	Kratos Defense & Security Solutions Inc.	3,584,551	71,727
	Griffon Corp.	1,120,987	71,586
	Hillenbrand Inc.	1,764,492	70,615
	Mueller Water Products Inc. Class A	3,914,135	70,141
	Brady Corp. Class A	1,049,376	69,280
	Granite Construction Inc.	1,109,777	68,773
*	Resideo Technologies Inc.	3,486,869	68,203
	ESCO Technologies Inc.	647,292	67,992
	Albany International Corp. Class A	785,158	66,307
	McGrath RentCorp	617,126	65,755
	UniFirst Corp.	378,756	64,968
	Primoris Services Corp.	1,280,902	63,904
	Hub Group Inc. Class A	1,474,410	63,473
	Trinity Industries Inc.	2,057,040	61,547
*	AAR Corp.	846,006	61,505
*	Marqeta Inc. Class A	11,078,684	60,711
*	Atmus Filtration Technologies Inc.	2,095,274	60,302
	ArcBest Corp.	559,570	59,919
*,1	Bloom Energy Corp. Class A	4,850,971	59,376
*	OSI Systems Inc.	407,096	55,984
	Bread Financial Holdings Inc.	1,246,410	55,540
	AZZ Inc.	711,073	54,930
	Werner Enterprises Inc.	1,514,372	54,260
	EVERTEC Inc.	1,619,052	53,833
*	Aurora Innovation Inc. Class A	19,369,340	53,653
*,1	Enovix Corp.	3,418,451	52,849
	Enerpac Tool Group Corp. Class A	1,363,772	52,069
*	Leonardo DRS Inc.	1,984,343	50,621
*	Mirion Technologies Inc. Class A	4,703,822	50,519
	Barnes Group Inc.	1,210,781	50,138
*	AvidXchange Holdings Inc.	4,154,413	50,102
*,1	Joby Aviation Inc.	9,792,345	49,941
*	NCR Atleos Corp.	1,812,663	48,978
*	AMN Healthcare Services Inc.	955,095	48,930
	Standex International Corp.	297,948	48,014
*	Flywire Corp.	2,919,146	47,845
	Tennant Co.	477,725	47,027
	Kennametal Inc.	1,977,452	46,549
*	Janus International Group Inc.	3,485,952	44,028
*	Remitly Global Inc.	3,627,986	43,971
*	Hillman Solutions Corp.	4,927,784	43,611
*	O-I Glass Inc.	3,914,222	43,565
	Kadant Inc.	147,591	43,359
*	Hayward Holdings Inc.	3,510,500	43,179
*	Huron Consulting Group Inc.	430,073	42,362
	UL Solutions Inc. Class A	976,799	41,211
	Vestis Corp.	3,304,238	40,411
	Helios Technologies Inc.	834,456	39,845
*,1	Rocket Lab USA Inc.	8,050,069	38,640
	Greenbrier Cos. Inc.	743,422	36,837
*	Payoneer Global Inc.	6,568,725	36,391
	Greif Inc. Class A	631,283	36,280
	Apogee Enterprises Inc.	556,222	34,950
	International Seaways Inc.	589,506	34,857
*	CoreCivic Inc.	2,656,865	34,486
	H&E Equipment Services Inc.	780,489	34,474
*	Mercury Systems Inc.	1,268,020	34,224
	Lindsay Corp.	277,460	34,094
*	Cimpress plc	383,880	33,632
	REV Group Inc.	1,236,844	30,785
*	Legalzoom.com Inc.	3,547,931	29,767
*	JELD-WEN Holding Inc.	2,161,197	29,111
	Kforce Inc.	465,474	28,920
*	Gibraltar Industries Inc.	382,942	26,251
	TriMas Corp.	1,023,898	26,171
*	Thermon Group Holdings Inc.	848,778	26,108
	Deluxe Corp.	1,106,710	24,857
	Wabash National Corp.	1,075,157	23,481
	Quanex Building Products Corp.	832,323	23,014
15

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Schneider National Inc. Class B	930,686	22,485
*	Air Transport Services Group Inc.	1,569,449	21,768
	Pitney Bowes Inc.	4,271,361	21,699
*,1	PureCycle Technologies Inc.	3,517,100	20,821
	First Advantage Corp.	1,277,439	20,528
*	Proto Labs Inc.	636,430	19,659
	Gorman-Rupp Co.	527,087	19,349
*	Vicor Corp.	577,253	19,142
*	BrightView Holdings Inc.	1,424,570	18,947
*,1	Loar Holdings Inc.	337,814	18,043
	Hyster-Yale Inc.	246,908	17,217
	Astec Industries Inc.	572,263	16,973
	Kelly Services Inc. Class A	769,000	16,464
*	American Woodmark Corp.	199,158	15,654
*	Triumph Group Inc.	966,094	14,888
	Heartland Express Inc.	1,092,849	13,475
*	Sterling Check Corp.	859,760	12,724
*	Conduent Inc.	3,857,543	12,576
*	ZipRecruiter Inc. Class A	1,349,499	12,267
	Pactiv Evergreen Inc.	900,583	10,195
*,1	Centuri Holdings Inc.	454,100	8,846
*	Paymentus Holdings Inc. Class A	440,426	8,368
	Kronos Worldwide Inc.	578,261	7,257
[1]	Forward Air Corp.	299,699	5,706
*	TaskUS Inc. Class A	408,029	5,431
	National Presto Industries Inc.	67,029	5,036
*,1	Nikola Corp.	539,745	4,421
	Greif Inc. Class B	39,247	2,453
*,1	Virgin Galactic Holdings Inc.	233,076	1,965
	TTEC Holdings Inc.	239,593	1,409
*,2	GCI Liberty Inc.	12,245	—
			30,455,620
Real Estate (7.0%)
	Kimco Realty Corp.	16,944,869	329,747
	Gaming & Leisure Properties Inc.	6,483,156	293,103
	Camden Property Trust	2,677,956	292,192
	American Homes 4 Rent Class A	7,783,503	289,235
	Regency Centers Corp.	4,639,708	288,590
	Equity LifeStyle Properties Inc.	4,219,064	274,788
	Lamar Advertising Co. Class A	2,206,694	263,766
	CubeSmart	5,653,742	255,380
*	Jones Lang LaSalle Inc.	1,195,450	245,402
	Rexford Industrial Realty Inc.	5,043,807	224,903
	Boston Properties Inc.	3,552,894	218,716
	Omega Healthcare Investors Inc.	6,211,120	212,731
	Federal Realty Investment Trust	2,080,647	210,083
	EastGroup Properties Inc.	1,210,152	205,847
	NNN REIT Inc.	4,608,707	196,331
	Americold Realty Trust Inc.	7,139,793	182,350
	Brixmor Property Group Inc.	7,555,915	174,466
	Healthpeak Properties Inc.	8,845,416	173,370
	UDR Inc.	4,138,809	170,312
	STAG Industrial Inc.	4,569,396	164,772
	Host Hotels & Resorts Inc.	8,843,061	158,998
	First Industrial Realty Trust Inc.	3,326,587	158,046
	Healthcare Realty Trust Inc. Class A	9,515,444	156,815
	Agree Realty Corp.	2,529,366	156,669
	Terreno Realty Corp.	2,430,654	143,846
	Ryman Hospitality Properties Inc.	1,430,149	142,815
*	Zillow Group Inc. Class C	2,958,047	137,224
	Kite Realty Group Trust	5,516,160	123,452
	Essential Properties Realty Trust Inc.	4,406,096	122,093
	Vornado Realty Trust	4,309,292	113,291
	Rayonier Inc.	3,736,509	108,695
	Independence Realty Trust Inc.	5,657,720	106,026
	Phillips Edison & Co. Inc.	3,071,667	100,474
[1]	SL Green Realty Corp.	1,655,408	93,762
	Kilroy Realty Corp.	2,950,198	91,958
	CareTrust REIT Inc.	3,570,435	89,618
16

Small-Cap Index Fund
		Shares	Market Value• ($000)
	Sabra Health Care REIT Inc.	5,818,994	89,612
	Cousins Properties Inc.	3,822,564	88,492
*	Zillow Group Inc. Class A	1,927,428	86,811
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,866,328	84,843
	Macerich Co.	5,423,245	83,735
	EPR Properties	1,902,125	79,851
	Apple Hospitality REIT Inc.	5,482,589	79,717
	PotlatchDeltic Corp.	1,998,556	78,723
	Innovative Industrial Properties Inc.	712,060	77,771
	Park Hotels & Resorts Inc.	5,028,980	75,334
	Broadstone Net Lease Inc.	4,736,464	75,168
	Tanger Inc.	2,744,427	74,401
	COPT Defense Properties	2,831,187	70,865
	National Health Investors Inc.	1,036,986	70,235
	Highwoods Properties Inc.	2,664,021	69,984
	National Storage Affiliates Trust	1,696,225	69,918
	SITE Centers Corp.	4,740,467	68,737
[1]	Medical Properties Trust Inc.	15,059,356	64,906
	LXP Industrial Trust	7,028,185	64,097
	DigitalBridge Group Inc.	4,363,246	59,776
*	Cushman & Wakefield plc	5,468,954	56,877
	Douglas Emmett Inc.	4,206,914	55,994
	Urban Edge Properties	2,985,556	55,143
	Sunstone Hotel Investors Inc.	5,119,856	53,554
	St. Joe Co.	953,909	52,179
	Outfront Media Inc.	3,544,259	50,683
*	Equity Commonwealth	2,562,278	49,708
*	Howard Hughes Holdings Inc.	757,753	49,118
*	GEO Group Inc.	3,254,516	46,735
	Acadia Realty Trust	2,593,586	46,477
*	Compass Inc. Class A	12,426,660	44,736
	Global Net Lease Inc.	5,790,983	42,564
	DiamondRock Hospitality Co.	5,016,827	42,392
	Pebblebrook Hotel Trust	3,029,068	41,650
	InvenTrust Properties Corp.	1,620,858	40,132
	Retail Opportunity Investments Corp.	3,043,523	37,831
	LTC Properties Inc.	1,092,777	37,701
	Xenia Hotels & Resorts Inc.	2,563,185	36,730
	RLJ Lodging Trust	3,722,931	35,852
	Elme Communities	2,212,162	35,240
	JBG SMITH Properties	2,310,155	35,184
	Newmark Group Inc. Class A	3,229,963	33,043
	Getty Realty Corp.	1,220,892	32,549
	Alexander & Baldwin Inc.	1,824,736	30,948
	Empire State Realty Trust Inc. Class A	3,298,556	30,940
	Veris Residential Inc.	1,970,604	29,559
*	Opendoor Technologies Inc.	14,776,490	27,189
*	Apartment Investment & Management Co. Class A	3,276,502	27,162
	American Assets Trust Inc.	1,148,040	25,693
	Centerspace	374,831	25,350
	Kennedy-Wilson Holdings Inc.	2,592,136	25,196
	Piedmont Office Realty Trust Inc. Class A	3,114,267	22,578
[1]	eXp World Holdings Inc.	1,945,840	21,959
	Paramount Group Inc.	4,643,590	21,500
	Service Properties Trust	4,166,542	21,416
	Brandywine Realty Trust	4,114,122	18,431
	Marcus & Millichap Inc.	582,891	18,373
*	Redfin Corp.	2,852,329	17,142
	Hudson Pacific Properties Inc.	3,547,903	17,065
	Uniti Group Inc.	5,737,703	16,754
*	Forestar Group Inc.	445,016	14,236
	Alexander's Inc.	51,349	11,546
	Saul Centers Inc.	301,376	11,082
	RMR Group Inc. Class A	375,245	8,481
	Summit Hotel Properties Inc.	1,291,904	7,738
	Bridge Investment Group Holdings Inc. Class A	941,265	6,984
	Universal Health Realty Income Trust	156,709	6,134
*	Anywhere Real Estate Inc.	1,180,461	3,907
17

Small-Cap Index Fund
		Shares	Market Value• ($000)
*,2	Spirit MTA REIT	529,410	48
			9,662,325
Technology (13.1%)
*	PTC Inc.	2,859,440	519,474
	Entegris Inc.	3,790,399	513,220
*	Pure Storage Inc. Class A	7,762,787	498,449
*	AppLovin Corp. Class A	4,817,867	400,943
*	Manhattan Associates Inc.	1,547,665	381,778
*	Nutanix Inc. Class A	6,141,557	349,148
*	Dynatrace Inc.	7,100,327	317,669
	Jabil Inc.	2,880,157	313,332
*	Guidewire Software Inc.	2,094,381	288,794
*	Qorvo Inc.	2,403,819	278,939
*	Coherent Corp.	3,832,327	277,690
*	DocuSign Inc. Class A	5,163,402	276,242
*,1	MicroStrategy Inc. Class A	198,589	273,552
*	Onto Innovation Inc.	1,238,595	271,946
*	Toast Inc. Class A	10,247,137	264,069
*	F5 Inc.	1,473,292	253,745
	Leidos Holdings Inc.	1,699,373	247,905
*	Elastic NV	2,153,559	245,312
*	CACI International Inc. Class A	560,439	241,062
	Universal Display Corp.	1,132,818	238,175
*	Fabrinet	908,590	222,414
*	Twilio Inc. Class A	3,869,136	219,806
	KBR Inc.	3,375,269	216,490
*	Match Group Inc.	6,678,303	202,887
*	Lattice Semiconductor Corp.	3,457,476	200,499
	TD SYNNEX Corp.	1,652,445	190,692
*,1	Dayforce Inc.	3,714,869	184,257
	Paycom Software Inc.	1,240,388	177,425
*	SPS Commerce Inc.	930,856	175,150
*	Cirrus Logic Inc.	1,346,550	171,901
*	Procore Technologies Inc.	2,574,250	170,699
*	Samsara Inc. Class A	4,913,343	165,580
*	Insight Enterprises Inc.	818,355	162,329
*	MACOM Technology Solutions Holdings Inc.	1,450,004	161,632
*	Arrow Electronics Inc.	1,338,025	161,580
*	Rambus Inc.	2,709,227	159,194
*	Confluent Inc. Class A	5,226,606	154,342
*	Kyndryl Holdings Inc.	5,794,361	152,450
	Science Applications International Corp.	1,288,796	151,498
*	Novanta Inc.	902,226	147,162
*	Smartsheet Inc. Class A	3,287,276	144,903
*	SentinelOne Inc. Class A	6,844,262	144,072
*	Altair Engineering Inc. Class A	1,431,435	140,395
*	Gitlab Inc. Class A	2,790,436	138,740
*	Dropbox Inc. Class A	5,978,660	134,340
*	CommVault Systems Inc.	1,090,983	132,631
*	UiPath Inc. Class A	10,394,627	131,804
*	Tenable Holdings Inc.	2,987,860	130,211
*	EPAM Systems Inc.	690,878	129,961
*	CCC Intelligent Solutions Holdings Inc.	11,585,344	128,713
*	Varonis Systems Inc. Class B	2,662,540	127,722
*	Aspen Technology Inc.	636,771	126,482
*	Qualys Inc.	882,084	125,785
*	Appfolio Inc. Class A	505,083	123,528
*	HashiCorp Inc. Class A	3,638,758	122,590
	Dolby Laboratories Inc. Class A	1,501,907	118,996
*	FormFactor Inc.	1,939,816	117,417
	Avnet Inc.	2,271,821	116,976
*	Axcelis Technologies Inc.	817,778	116,280
*	Unity Software Inc.	6,870,582	111,716
	Amkor Technology Inc.	2,785,139	111,461
*	Maplebear Inc.	3,320,344	106,716
*	Credo Technology Group Holding Ltd.	3,283,986	104,891
	Advanced Energy Industries Inc.	941,187	102,363
*	ZoomInfo Technologies Inc. Class A	7,990,391	102,037
	Power Integrations Inc.	1,426,844	100,150
18

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Blackbaud Inc.	1,297,807	98,854
*	Parsons Corp.	1,201,658	98,308
*	Box Inc. Class A	3,476,507	91,919
	Concentrix Corp.	1,410,020	89,226
*	Workiva Inc. Class A	1,217,384	88,857
*	Sanmina Corp.	1,324,201	87,728
*	Synaptics Inc.	992,848	87,569
*	Impinj Inc.	557,270	87,363
*	Q2 Holdings Inc.	1,435,129	86,581
*	DXC Technology Co.	4,497,555	85,858
*	IAC Inc.	1,816,751	85,115
*	Silicon Laboratories Inc.	762,420	84,347
*	Teradata Corp.	2,430,797	84,008
*	Five9 Inc.	1,856,770	81,884
*	JFrog Ltd.	2,180,195	81,866
*	Diodes Inc.	1,101,407	79,224
*	Envestnet Inc.	1,246,732	78,033
*,1	C3.ai Inc. Class A	2,681,861	77,667
	Dun & Bradstreet Holdings Inc.	8,343,968	77,265
*	Alarm.com Holdings Inc.	1,198,508	76,153
*,1	Wolfspeed Inc.	3,163,573	72,003
*	Zeta Global Holdings Corp. Class A	4,052,749	71,531
*	Plexus Corp.	688,446	71,034
	Vishay Intertechnology Inc.	3,145,550	70,146
*	BlackLine Inc.	1,398,493	67,757
*	Rapid7 Inc.	1,566,452	67,718
*	DoubleVerify Holdings Inc.	3,454,687	67,263
*	Freshworks Inc. Class A	5,245,460	66,565
*	Veeco Instruments Inc.	1,423,685	66,500
*	Perficient Inc.	883,707	66,092
	Pegasystems Inc.	1,068,660	64,686
*	Squarespace Inc. Class A	1,465,323	63,932
*	Ziff Davis Inc.	1,159,389	63,824
*	nCino Inc.	2,024,346	63,666
*	Yelp Inc. Class A	1,611,009	59,527
	Progress Software Corp.	1,086,405	58,948
*	IPG Photonics Corp.	687,275	57,999
*	Rogers Corp.	468,978	56,563
*	RingCentral Inc. Class A	1,964,122	55,388
*	Cargurus Inc. Class A	2,106,425	55,188
*	Allegro MicroSystems Inc.	1,948,062	55,013
*	Braze Inc. Class A	1,388,730	53,938
*	SiTime Corp.	431,171	53,629
*	Ambarella Inc.	978,149	52,771
*	Vertex Inc. Class A	1,387,762	50,029
*	PagerDuty Inc.	2,162,310	49,582
*	Informatica Inc. Class A	1,605,501	49,578
*	LiveRamp Holdings Inc.	1,579,728	48,877
*	Semtech Corp.	1,622,884	48,492
*	DigitalOcean Holdings Inc.	1,373,860	47,742
*	Verint Systems Inc.	1,473,974	47,462
*	TTM Technologies Inc.	2,430,376	47,222
*	Magnite Inc.	3,343,684	44,438
*	Intapp Inc.	1,199,583	43,989
	Clear Secure Inc. Class A	2,338,171	43,747
*	NCR Voyix Corp.	3,462,736	42,765
*	Sprout Social Inc. Class A	1,189,596	42,445
*,1	Reddit Inc. Class A	656,142	41,921
*,1	Klaviyo Inc. Class A	1,589,491	39,562
*	MaxLinear Inc. Class A	1,880,541	37,874
*	Everbridge Inc.	1,046,085	36,603
*	AvePoint Inc.	3,493,174	36,399
*,1	Astera Labs Inc.	586,161	35,469
*	Zuora Inc. Class A	3,459,859	34,356
	Benchmark Electronics Inc.	860,709	33,964
	Xerox Holdings Corp.	2,780,431	32,309
*	Upwork Inc.	2,999,625	32,246
*	Jamf Holding Corp.	1,937,275	31,965
*	Alkami Technology Inc.	1,102,750	31,406
*	NetScout Systems Inc.	1,705,402	31,192
19

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Schrodinger Inc.	1,596,542	30,877
*	PROS Holdings Inc.	1,063,362	30,465
*	Appian Corp. Class A	980,182	30,248
*	Asana Inc. Class A	2,150,453	30,085
*,1	IonQ Inc.	4,251,930	29,891
	CSG Systems International Inc.	708,889	29,185
	Adeia Inc.	2,591,176	28,982
*	Sprinklr Inc. Class A	2,895,886	27,858
*	Paycor HCM Inc.	2,015,897	25,602
*	Bumble Inc. Class A	2,379,570	25,009
*	ScanSource Inc.	559,110	24,774
*	N-able Inc.	1,625,569	24,757
	Shutterstock Inc.	630,677	24,407
*	E2open Parent Holdings Inc.	5,393,496	24,217
*	Fastly Inc. Class A	3,090,293	22,775
*,1	Trump Media & Technology Group Corp.	685,897	22,463
*	PubMatic Inc. Class A	1,042,074	21,165
*,1	Rubrik Inc. Class A	677,825	20,782
*	Couchbase Inc.	946,279	17,279
*	SEMrush Holdings Inc. Class A	1,223,493	16,383
*	Amplitude Inc. Class A	1,780,312	15,845
	SolarWinds Corp.	1,268,353	15,284
*	NerdWallet Inc. Class A	1,040,660	15,194
*	Matterport Inc.	3,363,312	15,034
*	Vimeo Inc.	3,617,107	13,492
*	Yext Inc.	2,511,066	13,434
*	Ibotta Inc. Class A	177,252	13,322
*,1	BigCommerce Holdings Inc.	1,651,120	13,308
*	Xometry Inc. Class A	1,101,332	12,731
*	nLight Inc.	1,140,008	12,460
*,1	Rumble Inc.	2,056,576	11,414
*	Nextdoor Holdings Inc.	4,040,236	11,232
*	Olo Inc. Class A	2,522,642	11,150
*	MeridianLink Inc.	482,315	10,302
*,1	Getty Images Holdings Inc.	3,080,262	10,042
*	MediaAlpha Inc. Class A	713,172	9,392
*	Thoughtworks Holding Inc.	2,419,058	6,870
*	Definitive Healthcare Corp. Class A	1,178,287	6,433
*	Enfusion Inc. Class A	693,137	5,906
*	CEVA Inc.	282,160	5,443
*	SmartRent Inc. Class A	2,160,392	5,163
*	3D Systems Corp.	1,598,459	4,907
*	Planet Labs PBC	2,546,305	4,736
*	Eventbrite Inc. Class A	974,782	4,718
	Methode Electronics Inc.	423,390	4,382
*	Cerence Inc.	499,858	1,415
*	SecureWorks Corp. Class A	104,039	728
			18,222,992
Telecommunications (1.2%)
	Juniper Networks Inc.	8,168,904	297,838
*	Roku Inc. Class A	3,188,145	191,066
*	Ciena Corp.	3,634,853	175,127
*	Frontier Communications Parent Inc.	6,247,645	163,563
*	Liberty Broadband Corp. Class C	2,920,888	160,123
*	Lumentum Holdings Inc.	1,699,241	86,525
[1]	InterDigital Inc.	634,371	73,942
	Iridium Communications Inc.	2,747,141	73,129
	Cogent Communications Holdings Inc.	1,109,056	62,595
*	EchoStar Corp. Class A	2,995,003	53,341
*	Calix Inc.	1,400,017	49,603
	Telephone & Data Systems Inc.	2,265,320	46,960
[1]	Cable One Inc.	113,036	40,015
*	Viavi Solutions Inc.	5,611,421	38,551
*	Viasat Inc.	2,847,353	36,161
*,1	Infinera Corp.	5,299,417	32,273
*	Lumen Technologies Inc.	25,514,271	28,066
*	Liberty Broadband Corp. Class A	415,905	22,708
*	Globalstar Inc.	19,104,124	21,397
	Shenandoah Telecommunications Co.	1,302,415	21,268
20

Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Extreme Networks Inc.	1,551,560	20,869
*	United States Cellular Corp.	326,773	18,241
*,1	Altice USA Inc. Class A	5,540,122	11,302
*	Gogo Inc.	719,059	6,917
			1,731,580
Utilities (3.1%)
	Atmos Energy Corp.	3,792,544	442,400
	NRG Energy Inc.	5,241,236	408,083
*	Clean Harbors Inc.	1,220,183	275,944
	Essential Utilities Inc.	6,187,831	230,992
	Pinnacle West Capital Corp.	2,854,427	218,021
	OGE Energy Corp.	5,034,514	179,732
	NiSource Inc.	5,634,335	162,325
	AES Corp.	8,931,728	156,931
	Evergy Inc.	2,743,420	145,319
*	Casella Waste Systems Inc. Class A	1,435,780	142,458
*	Stericycle Inc.	2,332,290	135,576
	National Fuel Gas Co.	2,310,526	125,208
	UGI Corp.	5,396,690	123,584
	Southwest Gas Holdings Inc.	1,710,576	120,390
	IDACORP Inc.	1,272,305	118,515
	Portland General Electric Co.	2,589,778	111,982
	New Jersey Resources Corp.	2,471,007	105,611
	Ormat Technologies Inc.	1,442,554	103,431
	Black Hills Corp.	1,732,710	94,225
	ONE Gas Inc.	1,421,985	90,794
	ALLETE Inc.	1,449,522	90,378
	PNM Resources Inc.	2,267,137	83,793
	Spire Inc.	1,271,117	77,195
	Northwestern Energy Group Inc.	1,540,540	77,150
	California Water Service Group	1,451,723	70,394
	Avista Corp.	1,965,418	68,023
	MGE Energy Inc.	909,310	67,944
	American States Water Co.	935,764	67,908
*,1	Sunrun Inc.	5,293,115	62,776
	Clearway Energy Inc. Class C	2,078,626	51,321
	Northwest Natural Holding Co.	955,815	34,515
	Hawaiian Electric Industries Inc.	2,772,618	25,009
*,1	NuScale Power Corp. Class A	1,779,800	20,806
	Clearway Energy Inc. Class A	863,246	19,561
*,1	Sunnova Energy International Inc.	2,648,953	14,781
*	Enviri Corp.	1,006,787	8,689
	Excelerate Energy Inc. Class A	410,339	7,567
*,1	Net Power Inc.	638,648	6,278
			4,345,609
Total Common Stocks (Cost $103,353,287)			138,394,935
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[3,4]	Vanguard Market Liquidity Fund, 5.380% (Cost $2,315,720)	23,172,910	2,317,060
Total Investments (101.5%) (Cost $105,669,007)			140,711,995
Other Assets and Liabilities—Net (-1.5%)			(2,091,230)
Net Assets (100%)			138,620,765
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,965,140,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,163,377,000 was received for securities on loan, of which $2,163,052,000 is held in Vanguard Market Liquidity Fund and $325,000 is held in cash.
REIT—Real Estate Investment Trust.
21

Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	888	91,686	638
E-mini S&P 500 Index	September 2024	49	13,528	44
E-mini S&P Mid-Cap 400 Index	September 2024	590	174,528	593
				1,275

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/31/25	GSI	7,020	(5.330)	145	—
Invesco Ltd.	8/30/24	BANA	4,399	(5.880)	—	(228)
					145	(228)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Small-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $103,353,287)	138,394,935
Affiliated Issuers (Cost $2,315,720)	2,317,060
Total Investments in Securities	140,711,995
Investment in Vanguard	4,149
Cash	84,130
Cash Collateral Pledged—Futures Contracts	25,859
Cash Collateral Pledged—Over-the-Counter Swap Contracts	50
Receivables for Investment Securities Sold	137,674
Receivables for Accrued Income	129,541
Receivables for Capital Shares Issued	194,472
Variation Margin Receivable—Futures Contracts	602
Unrealized Appreciation—Over-the-Counter Swap Contracts	145
Total Assets	141,288,617
Liabilities
Payables for Investment Securities Purchased	88,288
Collateral for Securities on Loan	2,163,377
Payables for Capital Shares Redeemed	175,490
Payables for Distributions	237,787
Payables to Vanguard	2,682
Unrealized Depreciation—Over-the-Counter Swap Contracts	228
Total Liabilities	2,667,852
Net Assets	138,620,765
1 Includes $1,965,140,000 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.
23

Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	115,749,130
Total Distributable Earnings (Loss)	22,871,635
Net Assets	138,620,765

Investor Shares—Net Assets
Applicable to 3,170,287 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	331,585
Net Asset Value Per Share—Investor Shares	$104.59

ETF Shares—Net Assets
Applicable to 248,891,194 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	54,328,741
Net Asset Value Per Share—ETF Shares	$218.28

Admiral Shares—Net Assets
Applicable to 500,608,642 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	52,362,168
Net Asset Value Per Share—Admiral Shares	$104.60

Institutional Shares—Net Assets
Applicable to 201,650,061 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,091,147
Net Asset Value Per Share—Institutional Shares	$104.59

Institutional Plus Shares—Net Assets
Applicable to 34,804,255 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,507,124
Net Asset Value Per Share—Institutional Plus Shares	$301.89
See accompanying Notes, which are an integral part of the Financial Statements.
24

Small-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	907,140
Interest[2]	5,861
Securities Lending—Net	31,034
Total Income	944,035
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,310
Management and Administrative—Investor Shares	281
Management and Administrative—ETF Shares	10,702
Management and Administrative—Admiral Shares	10,964
Management and Administrative—Institutional Shares	3,466
Management and Administrative—Institutional Plus Shares	1,276
Marketing and Distribution—Investor Shares	9
Marketing and Distribution—ETF Shares	1,277
Marketing and Distribution—Admiral Shares	1,135
Marketing and Distribution—Institutional Shares	302
Marketing and Distribution—Institutional Plus Shares	135
Custodian Fees	290
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	609
Shareholders’ Reports—Admiral Shares	348
Shareholders’ Reports—Institutional Shares	167
Shareholders’ Reports—Institutional Plus Shares	47
Trustees’ Fees and Expenses	40
Other Expenses	8
Total Expenses	32,367
Net Investment Income	911,668
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,498,664
Futures Contracts	15,091
Swap Contracts	1,299
Realized Net Gain (Loss)	1,515,054
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,694,521
Futures Contracts	(5,569)
Swap Contracts	(3,107)
Change in Unrealized Appreciation (Depreciation)	1,685,845
Net Increase (Decrease) in Net Assets Resulting from Operations	4,112,567
1	Dividends are net of foreign withholding taxes of $951,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,295,000, $42,000, and $177,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $4,429,014,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
25

Small-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	911,668	1,991,312
Realized Net Gain (Loss)	1,515,054	(538,956)
Change in Unrealized Appreciation (Depreciation)	1,685,845	19,076,831
Net Increase (Decrease) in Net Assets Resulting from Operations	4,112,567	20,529,187
Distributions
Investor Shares	(2,147)	(6,045)
ETF Shares	(378,191)	(763,273)
Admiral Shares	(365,517)	(806,183)
Institutional Shares	(148,013)	(320,582)
Institutional Plus Shares	(74,288)	(166,742)
Total Distributions	(968,156)	(2,062,825)
Capital Share Transactions
Investor Shares	(52,143)	(106,228)
ETF Shares	2,639,619	3,096,563
Admiral Shares	(706,800)	(333,800)
Institutional Shares	122,894	240,484
Institutional Plus Shares	(310,706)	(50,188)
Net Increase (Decrease) from Capital Share Transactions	1,692,864	2,846,831
Total Increase (Decrease)	4,837,275	21,313,193
Net Assets
Beginning of Period	133,783,490	112,470,297
End of Period	138,620,765	133,783,490
See accompanying Notes, which are an integral part of the Financial Statements.
26

Small-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$102.18	$87.93	$108.35	$93.20	$79.35	$63.21
Investment Operations
Net Investment Income[1]	.621	1.412	1.256	1.230	.928	.832
Net Realized and Unrealized Gain (Loss) on Investments	2.452	14.314	(20.439)	15.130	13.897	16.319
Total from Investment Operations	3.073	15.726	(19.183)	16.360	14.825	17.151
Distributions
Dividends from Net Investment Income	(.663)	(1.476)	(1.237)	(1.210)	(.975)	(1.011)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.663)	(1.476)	(1.237)	(1.210)	(.975)	(1.011)
Net Asset Value, End of Period	$104.59	$102.18	$87.93	$108.35	$93.20	$79.35
Total Return[2]	3.00%	18.05%	-17.71%	17.59%	18.96%	27.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$332	$375	$424	$619	$709	$754
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.52%	1.34%	1.17%	1.26%	1.14%
Portfolio Turnover Rate[4]	7%	12%	14%	17%	22%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
27

Small-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$213.26	$183.52	$226.15	$194.54	$165.64	$131.94
Investment Operations
Net Investment Income[1]	1.441	3.218	2.891	2.769	2.262	2.298
Net Realized and Unrealized Gain (Loss) on Investments	5.103	29.839	(42.700)	31.637	28.863	33.707
Total from Investment Operations	6.544	33.057	(39.809)	34.406	31.125	36.005
Distributions
Dividends from Net Investment Income	(1.524)	(3.317)	(2.821)	(2.796)	(2.225)	(2.305)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.524)	(3.317)	(2.821)	(2.796)	(2.225)	(2.305)
Net Asset Value, End of Period	$218.28	$213.26	$183.52	$226.15	$194.54	$165.64
Total Return	3.06%	18.21%	-17.60%	17.72%	19.08%	27.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54,329	$50,492	$40,593	$50,187	$37,492	$27,442
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.66%	1.49%	1.25%	1.47%	1.49%
Portfolio Turnover Rate[3]	7%	12%	14%	17%	22%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Small-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$102.19	$87.94	$108.37	$93.22	$79.37	$63.23
Investment Operations
Net Investment Income[1]	.686	1.534	1.383	1.358	1.029	1.108
Net Realized and Unrealized Gain (Loss) on Investments	2.454	14.305	(20.461)	15.131	13.887	16.136
Total from Investment Operations	3.140	15.839	(19.078)	16.489	14.916	17.244
Distributions
Dividends from Net Investment Income	(.730)	(1.589)	(1.352)	(1.339)	(1.066)	(1.104)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.730)	(1.589)	(1.352)	(1.339)	(1.066)	(1.104)
Net Asset Value, End of Period	$104.60	$102.19	$87.94	$108.37	$93.22	$79.37
Total Return[2]	3.07%	18.20%	-17.61%	17.73%	19.11%	27.37%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$52,362	$51,854	$44,944	$55,266	$47,313	$42,386
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%[3]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.65%	1.48%	1.29%	1.40%	1.50%
Portfolio Turnover Rate[4]	7%	12%	14%	17%	22%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Small-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$102.19	$87.93	$108.36	$93.22	$79.37	$63.22
Investment Operations
Net Investment Income[1]	.692	1.544	1.392	1.367	1.034	1.101
Net Realized and Unrealized Gain (Loss) on Investments	2.443	14.314	(20.461)	15.123	13.889	16.161
Total from Investment Operations	3.135	15.858	(19.069)	16.490	14.923	17.262
Distributions
Dividends from Net Investment Income	(.735)	(1.598)	(1.361)	(1.350)	(1.073)	(1.112)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.735)	(1.598)	(1.361)	(1.350)	(1.073)	(1.112)
Net Asset Value, End of Period	$104.59	$102.19	$87.93	$108.36	$93.22	$79.37
Total Return	3.06%	18.22%	-17.60%	17.73%	19.12%	27.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,091	$20,490	$17,363	$21,841	$18,957	$17,337
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.66%	1.49%	1.29%	1.41%	1.49%
Portfolio Turnover Rate[3]	7%	12%	14%	17%	22%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Small-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$294.95	$253.81	$312.78	$269.07	$229.09	$182.49
Investment Operations
Net Investment Income[1]	2.008	4.479	3.998	4.029	2.988	3.186
Net Realized and Unrealized Gain (Loss) on Investments	7.070	41.301	(59.013)	43.607	40.111	46.645
Total from Investment Operations	9.078	45.780	(55.015)	47.636	43.099	49.831
Distributions
Dividends from Net Investment Income	(2.138)	(4.640)	(3.955)	(3.926)	(3.119)	(3.231)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.138)	(4.640)	(3.955)	(3.926)	(3.119)	(3.231)
Net Asset Value, End of Period	$301.89	$294.95	$253.81	$312.78	$269.07	$229.09
Total Return	3.07%	18.22%	-17.60%	17.75%	19.13%	27.40%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,507	$10,573	$9,146	$12,638	$10,172	$8,846
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%[2]	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.67%	1.48%	1.32%	1.41%	1.49%
Portfolio Turnover Rate[3]	7%	12%	14%	17%	22%	16%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
31

Small-Cap Index Fund
Notes to Financial Statements
Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Bond Index Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization is anticipated to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
32

Small-Cap Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $4,149,000, representing less than 0.01% of the fund’s net assets and 1.66% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
33

Small-Cap Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	138,394,887	—	48	138,394,935
Temporary Cash Investments	2,317,060	—	—	2,317,060
Total	140,711,947	—	48	140,711,995

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,275	—	—	1,275
Swap Contracts	—	145	—	145
Total	1,275	145	—	1,420
Liabilities
Swap Contracts	—	228	—	228
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	105,965,024
Gross Unrealized Appreciation	48,563,845
Gross Unrealized Depreciation	(13,815,682)
Net Unrealized Appreciation (Depreciation)	34,748,163
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $13,287,990,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2024, the fund purchased $9,423,959,000 of investment securities and sold $9,489,140,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $7,947,397,000 and $6,042,760,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $4,306,941,000 and sales were $622,802,000, resulting in net realized loss of $160,783,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	14,577	141	26,467	282
Issued in Lieu of Cash Distributions	2,147	20	6,045	65
Redeemed	(68,867)	(665)	(138,740)	(1,494)
Net Increase (Decrease)—Investor Shares	(52,143)	(504)	(106,228)	(1,147)
ETF Shares
Issued	8,632,942	39,484	9,726,067	49,586
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,993,323)	(27,350)	(6,629,504)	(34,025)
Net Increase (Decrease)—ETF Shares	2,639,619	12,134	3,096,563	15,561
34

Small-Cap Index Fund
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	2,920,901	28,113	5,408,237	58,050
Issued in Lieu of Cash Distributions	325,459	3,076	717,481	7,692
Redeemed	(3,953,160)	(38,001)	(6,459,518)	(69,419)
Net Increase (Decrease)—Admiral Shares	(706,800)	(6,812)	(333,800)	(3,677)
Institutional Shares
Issued	1,622,522	15,601	2,724,886	29,484
Issued in Lieu of Cash Distributions	140,194	1,325	302,453	3,242
Redeemed	(1,639,822)	(15,787)	(2,786,855)	(29,669)
Net Increase (Decrease)—Institutional Shares	122,894	1,139	240,484	3,057
Institutional Plus Shares
Issued	537,351	1,778	658,220	2,444
Issued in Lieu of Cash Distributions	74,210	243	166,571	619
Redeemed	(922,267)	(3,064)	(874,979)	(3,252)
Net Increase (Decrease)—Institutional Plus Shares	(310,706)	(1,043)	(50,188)	(189)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
35

Small-Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.8%)
	Royal Gold Inc.	929,396	116,323
*	RBC Bearings Inc.	413,015	111,423
	Hexcel Corp.	1,174,204	73,329
	Carpenter Technology Corp.	665,790	72,957
	Balchem Corp.	457,988	70,507
	NewMarket Corp.	101,563	52,363
*,1	Arcadium Lithium plc	15,173,848	50,984
	Quaker Chemical Corp.	191,046	32,421
*,1	MP Materials Corp.	1,755,590	22,349
*	Century Aluminum Co.	721,955	12,093
			614,749
Consumer Discretionary (16.6%)
*	Deckers Outdoor Corp.	359,625	348,099
*	DraftKings Inc. Class A	6,152,364	234,836
*	Liberty Media Corp.-Liberty Formula One Class C	2,802,272	201,315
	RB Global Inc.	2,597,050	198,311
*	Carvana Co. Class A	1,487,596	191,483
	Wingstop Inc.	415,057	175,428
	Texas Roadhouse Inc. Class A	943,754	162,052
*	elf Beauty Inc.	751,571	158,371
*	Floor & Decor Holdings Inc. Class A	1,436,910	142,843
*	Light & Wonder Inc.	1,274,655	133,686
	Churchill Downs Inc.	935,510	130,597
*	Skechers USA Inc. Class A	1,872,385	129,419
	Wynn Resorts Ltd.	1,346,945	120,552
*	Crocs Inc.	815,444	119,006
*	Caesars Entertainment Inc.	2,904,797	115,437
	Tempur Sealy International Inc.	2,332,130	110,403
	Gentex Corp.	3,268,413	110,178
	TKO Group Holdings Inc. Class A	969,589	104,706
*	Duolingo Inc. Class A	496,443	103,593
*	Etsy Inc.	1,652,064	97,439
	Vail Resorts Inc.	536,670	96,670
	Hyatt Hotels Corp. Class A	606,603	92,155
*	Planet Fitness Inc. Class A	1,236,924	91,025
*	Bright Horizons Family Solutions Inc.	819,705	90,233
*	Cava Group Inc.	966,750	89,666
*	Ollie's Bargain Outlet Holdings Inc.	867,159	85,129
	Wyndham Hotels & Resorts Inc.	1,138,619	84,258
*	Five Below Inc.	740,746	80,719
	Pool Corp.	257,180	79,039
*	SiteOne Landscape Supply Inc.	638,675	77,542
*	Wayfair Inc. Class A	1,290,974	68,073
*	Grand Canyon Education Inc.	419,836	58,739
*	Norwegian Cruise Line Holdings Ltd.	3,029,050	56,916
*	Boot Barn Holdings Inc.	429,062	55,319
*	Dutch Bros Inc. Class A	1,303,198	53,952
	Boyd Gaming Corp.	937,299	51,645
*	RH	206,708	50,528
*	Skyline Champion Corp.	734,312	49,750
*	Madison Square Garden Sports Corp.	260,286	48,968
*	Shake Shack Inc. Class A	531,052	47,795
*	YETI Holdings Inc.	1,202,741	45,885
[1]	Choice Hotels International Inc.	375,064	44,633
*	Chewy Inc. Class A	1,552,450	42,289
*	Visteon Corp.	390,762	41,694
*	Hilton Grand Vacations Inc.	1,023,602	41,384
*	Sweetgreen Inc. Class A	1,279,996	38,579
*	Frontdoor Inc.	1,101,467	37,219
36

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Columbia Sportswear Co.	460,448	36,412
	LCI Industries	340,444	35,195
*	ACV Auctions Inc. Class A	1,885,666	34,413
*	Dorman Products Inc.	373,265	34,146
*,1	Lucid Group Inc.	13,067,508	34,106
*	Six Flags Entertainment Corp.	1,014,248	33,612
*	Topgolf Callaway Brands Corp.	1,949,505	29,827
	Inter Parfums Inc.	249,398	28,938
*	Fox Factory Holding Corp.	591,117	28,486
*	United Parks & Resorts Inc.	486,667	26,431
*	Sonos Inc.	1,740,300	25,687
*	TripAdvisor Inc.	1,432,647	25,515
*	LGI Homes Inc.	283,674	25,386
*,1	QuantumScape Corp. Class A	4,724,418	23,244
*	Gentherm Inc.	448,082	22,099
*	Liberty Media Corp.-Liberty Formula One Class A	338,616	21,749
	Steven Madden Ltd.	493,532	20,876
*	Stride Inc.	290,922	20,510
	Red Rock Resorts Inc. Class A	358,793	19,709
*	Cavco Industries Inc.	55,719	19,288
*	Life Time Group Holdings Inc.	985,416	18,555
*	Dave & Buster's Entertainment Inc.	456,503	18,173
*	Madison Square Garden Entertainment Corp. Class A	495,364	16,956
*	Peloton Interactive Inc. Class A	4,745,783	16,041
*	Sabre Corp.	5,138,081	13,719
*	Integral Ad Science Holding Corp.	1,363,942	13,258
	Levi Strauss & Co. Class A	658,546	12,697
	Arhaus Inc. Class A	716,298	12,134
*	Vizio Holding Corp. Class A	1,037,620	11,206
*	Coursera Inc.	1,547,351	11,079
	Allegiant Travel Co.	219,437	11,022
	Papa John's International Inc.	233,388	10,965
*,1	AMC Entertainment Holdings Inc. Class A	2,093,113	10,424
*	Driven Brands Holdings Inc.	813,158	10,352
*	Leslie's Inc.	2,354,454	9,865
*	Figs Inc. Class A	1,834,539	9,778
*	Mister Car Wash Inc.	1,357,275	9,664
*	Sun Country Airlines Holdings Inc.	745,023	9,358
*	Rush Street Interactive Inc.	959,015	9,197
*	Revolve Group Inc. Class A	541,241	8,611
*	Beyond Inc.	647,647	8,471
*	Dream Finders Homes Inc. Class A	316,291	8,167
*	Portillo's Inc. Class A	784,540	7,626
*	Instructure Holdings Inc.	309,952	7,256
	Jack in the Box Inc.	137,257	6,992
*,1	Luminar Technologies Inc. Class A	4,441,867	6,618
*	Corsair Gaming Inc.	588,513	6,497
*	Udemy Inc.	704,563	6,080
*	BJ's Restaurants Inc.	157,270	5,457
	Camping World Holdings Inc. Class A	287,264	5,131
[1]	Bowlero Corp. Class A	319,895	4,635
*,1	Savers Value Village Inc.	343,685	4,207
*,1	Frontier Group Holdings Inc.	792,899	3,909
*	Angi Inc. Class A	1,013,945	1,947
[1]	Spirit Airlines Inc.	387,547	1,418
*	SES AI Corp.	887,118	1,109
*	Liberty Media Corp.-Liberty Live Class C	1	—
			5,661,761
Consumer Staples (3.2%)
	Casey's General Stores Inc.	523,263	199,656
*,1	Celsius Holdings Inc.	2,307,388	131,729
*	BellRing Brands Inc.	1,843,958	105,364
*	Freshpet Inc.	684,451	88,561
	Lamb Weston Holdings Inc.	1,020,272	85,784
*	Darling Ingredients Inc.	2,257,431	82,961
	Coca-Cola Consolidated Inc.	70,943	76,973
	Lancaster Colony Corp.	271,937	51,388
*	Simply Good Foods Co.	1,269,584	45,870
	WD-40 Co.	191,130	41,980
37

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Post Holdings Inc.	343,149	35,742
	Cal-Maine Foods Inc.	563,759	34,451
*	Boston Beer Co. Inc. Class A	97,987	29,891
	J & J Snack Foods Corp.	164,702	26,743
	National Beverage Corp.	331,146	16,968
	Utz Brands Inc.	922,946	15,358
	Tootsie Roll Industries Inc.	233,456	7,137
			1,076,556
Energy (7.1%)
	Targa Resources Corp.	3,136,452	403,912
	TechnipFMC plc	5,790,650	151,425
*	Weatherford International plc	1,034,431	126,666
	EQT Corp.	3,121,968	115,450
	NOV Inc.	5,591,542	106,295
	Civitas Resources Inc.	1,414,693	97,614
[1]	Texas Pacific Land Corp.	129,984	95,443
	Matador Resources Co.	1,587,279	94,602
	ChampionX Corp.	2,691,178	89,374
*	NEXTracker Inc. Class A	1,896,499	88,908
	Noble Corp. plc	1,614,066	72,068
*	Antero Resources Corp.	2,085,688	68,056
*	Valaris Ltd.	869,348	64,766
*	Tidewater Inc.	670,577	63,846
	Magnolia Oil & Gas Corp. Class A	2,426,982	61,500
*,1	Transocean Ltd.	10,411,979	55,704
	Permian Resources Corp. Class A	3,298,409	53,269
	Cactus Inc. Class A	927,129	48,897
	Viper Energy Inc. Class A	1,294,494	48,582
	Northern Oil & Gas Inc.	1,283,352	47,702
	Liberty Energy Inc. Class A	2,115,422	44,191
	Alpha Metallurgical Resources Inc.	156,554	43,918
	SM Energy Co.	814,413	35,207
*	Oceaneering International Inc.	1,428,208	33,791
[1]	New Fortress Energy Inc.	1,306,639	28,720
	Sitio Royalties Corp. Class A	1,084,347	25,601
*,1	Plug Power Inc.	10,514,901	24,500
	Kinetik Holdings Inc. Class A	549,677	22,779
	Helmerich & Payne Inc.	629,048	22,734
*	Array Technologies Inc.	2,041,620	20,947
	Atlas Energy Solutions Inc. Class A	855,531	17,051
*	CONSOL Energy Inc.	156,048	15,922
*	Fluence Energy Inc.	905,525	15,702
*	Shoals Technologies Group Inc. Class A	2,413,242	15,059
*	Ameresco Inc. Class A	461,928	13,308
[1]	Comstock Resources Inc.	1,243,801	12,911
*	Helix Energy Solutions Group Inc.	1,025,345	12,243
*	Dril-Quip Inc.	487,404	9,066
*,1	ChargePoint Holdings Inc.	5,721,279	8,639
	RPC Inc.	1,365,822	8,536
	Core Laboratories Inc.	332,066	6,738
[1]	HighPeak Energy Inc.	271,587	3,818
*,1	EVgo Inc. Class A	1,416,466	3,470
*,1	FuelCell Energy Inc.	3,199,183	2,044
*,1	SunPower Corp.	310,331	919
			2,401,893
Financials (5.0%)
*	Robinhood Markets Inc. Class A	9,067,275	205,918
	Erie Indemnity Co. Class A	359,243	130,190
	Blue Owl Capital Inc. Class A	7,082,765	125,719
	Kinsale Capital Group Inc.	312,672	120,466
	Morningstar Inc.	392,857	116,227
	MarketAxess Holdings Inc.	535,745	107,433
	Houlihan Lokey Inc. Class A	742,479	100,131
*,1	SoFi Technologies Inc.	13,428,464	88,762
	Ryan Specialty Holdings Inc. Class A	1,345,699	77,929
*,1	Marathon Digital Holdings Inc.	3,663,151	72,713
	Hamilton Lane Inc. Class A	543,737	67,195
*	Clearwater Analytics Holdings Inc. Class A	2,240,271	41,490
	Pinnacle Financial Partners Inc.	517,190	41,396
38

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Oscar Health Inc. Class A	2,570,602	40,667
*	Credit Acceptance Corp.	68,596	35,305
*,1	Riot Platforms Inc.	3,680,399	33,639
*	Baldwin Insurance Group Inc. Class A	936,559	33,220
	PJT Partners Inc. Class A	305,656	32,983
	Cohen & Steers Inc.	393,609	28,560
	Moelis & Co. Class A	498,099	28,322
*,1	Upstart Holdings Inc.	1,057,682	24,951
	ServisFirst Bancshares Inc.	347,342	21,948
	StepStone Group Inc. Class A	418,099	19,187
*	Goosehead Insurance Inc. Class A	321,635	18,475
*	Palomar Holdings Inc.	167,634	13,603
*,1	Trupanion Inc.	446,253	13,120
*	Triumph Financial Inc.	156,945	12,830
*,1	Lemonade Inc.	748,705	12,354
	TFS Financial Corp.	794,975	10,033
	UWM Holdings Corp. Class A	1,285,684	8,910
	Live Oak Bancshares Inc.	238,803	8,372
*	Open Lending Corp.	1,434,327	8,003
	P10 Inc. Class A	658,087	5,581
*	AssetMark Financial Holdings Inc.	158,008	5,459
*,1	Hagerty Inc. Class A	424,862	4,419
			1,715,510
Health Care (16.3%)
*	Sarepta Therapeutics Inc.	1,269,089	200,516
*	Neurocrine Biosciences Inc.	1,422,481	195,833
*	Natera Inc.	1,648,627	178,530
	Bio-Techne Corp.	2,227,824	159,624
*	Insmed Inc.	2,277,987	152,625
*	Charles River Laboratories International Inc.	727,913	150,372
*	Medpace Holdings Inc.	350,555	144,376
	Chemed Corp.	214,055	116,142
*	Exact Sciences Corp.	2,606,715	110,134
*	Globus Medical Inc. Class A	1,591,593	109,008
*	HealthEquity Inc.	1,229,997	106,026
*	Vaxcyte Inc.	1,382,964	104,428
*	Insulet Corp.	494,672	99,825
	Ensign Group Inc.	804,631	99,525
*	Intra-Cellular Therapies Inc.	1,416,466	97,014
	Bruker Corp.	1,496,564	95,496
*	Blueprint Medicines Corp.	884,626	95,345
*	Repligen Corp.	749,563	94,490
*	Halozyme Therapeutics Inc.	1,798,917	94,191
*	Penumbra Inc.	520,064	93,596
*	Masimo Corp.	712,592	89,744
*	Ionis Pharmaceuticals Inc.	1,855,989	88,456
*	Exelixis Inc.	3,910,800	87,876
*	Cytokinetics Inc.	1,619,862	87,764
*	REVOLUTION Medicines Inc.	2,097,379	81,399
*	Glaukos Corp.	676,078	80,014
*	Lantheus Holdings Inc.	979,202	78,620
*	Viking Therapeutics Inc.	1,479,889	78,449
*	Catalent Inc.	1,214,225	68,276
*	Option Care Health Inc.	2,453,866	67,972
*	Merit Medical Systems Inc.	779,583	67,005
*	Haemonetics Corp.	717,866	59,389
*	Alkermes plc	2,389,268	57,581
*	Inspire Medical Systems Inc.	419,477	56,139
*	Apellis Pharmaceuticals Inc.	1,456,564	55,874
*	Bridgebio Pharma Inc.	1,980,302	50,161
*	Ultragenyx Pharmaceutical Inc.	1,213,202	49,863
*	Axonics Inc.	722,383	48,566
*	Guardant Health Inc.	1,640,199	47,369
*	iRhythm Technologies Inc.	418,415	45,038
*	Hims & Hers Health Inc.	2,192,051	44,257
*	Axsome Therapeutics Inc.	538,023	43,311
*	Arrowhead Pharmaceuticals Inc.	1,663,963	43,246
*	Neogen Corp.	2,749,855	42,980
*	PROCEPT BioRobotics Corp.	691,760	42,260
39

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Cerevel Therapeutics Holdings Inc.	1,031,909	42,195
*	Amicus Therapeutics Inc.	4,194,109	41,606
*	Doximity Inc. Class A	1,480,400	41,407
*	Twist Bioscience Corp.	783,239	38,598
*	Corcept Therapeutics Inc.	1,179,365	38,318
*	Tandem Diabetes Care Inc.	914,567	36,848
*	SpringWorks Therapeutics Inc.	944,138	35,566
*	Denali Therapeutics Inc.	1,514,491	35,166
*	TG Therapeutics Inc.	1,969,463	35,037
*	Agios Pharmaceuticals Inc.	803,965	34,667
*	CorVel Corp.	133,345	33,906
*	Inari Medical Inc.	699,738	33,692
*	Krystal Biotech Inc.	182,005	33,423
*	TransMedics Group Inc.	221,574	33,373
*	PTC Therapeutics Inc.	1,086,005	33,210
*	STAAR Surgical Co.	695,688	33,122
*	Progyny Inc.	1,146,080	32,789
	CONMED Corp.	436,131	30,233
*	Evolent Health Inc. Class A	1,563,269	29,890
*	Intellia Therapeutics Inc.	1,297,758	29,044
*	agilon health Inc.	4,367,578	28,564
*	ACADIA Pharmaceuticals Inc.	1,754,610	28,512
*	RadNet Inc.	470,849	27,742
*	Privia Health Group Inc.	1,520,615	26,428
*	R1 RCM Inc.	2,087,751	26,222
*	10X Genomics Inc. Class A	1,346,388	26,187
*	Surgery Partners Inc.	1,079,800	25,688
*	NeoGenomics Inc.	1,808,405	25,083
*	Beam Therapeutics Inc.	1,048,954	24,577
*	Astrana Health Inc.	594,991	24,133
*,1	Novavax Inc.	1,888,723	23,911
*	Certara Inc.	1,708,133	23,658
*,1	Recursion Pharmaceuticals Inc. Class A	3,139,769	23,548
*	Teladoc Health Inc.	2,401,291	23,485
*	Veracyte Inc.	1,082,481	23,457
*	Arvinas Inc.	872,076	23,215
*	Novocure Ltd.	1,343,751	23,018
*	Sotera Health Co.	1,803,709	21,410
*	Kymera Therapeutics Inc.	695,056	20,747
*	Warby Parker Inc. Class A	1,263,325	20,289
*	Xencor Inc.	873,128	16,528
*	AtriCure Inc.	650,835	14,820
*	Vir Biotechnology Inc.	1,541,241	13,717
*	Harmony Biosciences Holdings Inc.	442,290	13,344
*	Ironwood Pharmaceuticals Inc. Class A	1,913,153	12,474
*,1	ImmunityBio Inc.	1,958,505	12,378
*	QuidelOrtho Corp.	355,536	11,811
*	Relay Therapeutics Inc.	1,785,607	11,642
*	AdaptHealth Corp. Class A	1,131,667	11,317
*	Rocket Pharmaceuticals Inc.	514,185	11,070
*	Maravai LifeSciences Holdings Inc. Class A	1,504,684	10,774
*	Alignment Healthcare Inc.	1,353,720	10,586
*	Sana Biotechnology Inc.	1,881,880	10,275
*,1	PACS Group Inc.	325,786	9,611
	HealthStream Inc.	344,343	9,607
*	BioCryst Pharmaceuticals Inc.	1,461,148	9,030
*	Pacira BioSciences Inc.	313,007	8,955
*	GoodRx Holdings Inc. Class A	1,068,642	8,335
*	Sage Therapeutics Inc.	766,949	8,329
*	Cytek Biosciences Inc.	1,487,060	8,298
*	Phreesia Inc.	379,262	8,040
*	REGENXBIO Inc.	627,709	7,344
*,1	Ginkgo Bioworks Holdings Inc. Class A	21,780,391	7,281
*	Silk Road Medical Inc.	251,337	6,796
*	LifeStance Health Group Inc.	1,353,392	6,645
*,1	Waystar Holding Corp.	294,979	6,342
*	CareDx Inc.	350,310	5,440
*	Arcus Biosciences Inc.	354,173	5,394
*,1	Prime Medicine Inc.	849,802	4,368
*	Adaptive Biotechnologies Corp.	938,865	3,399
40

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	AnaptysBio Inc.	135,395	3,393
*	Zentalis Pharmaceuticals Inc.	754,189	3,085
*	Editas Medicine Inc.	582,129	2,719
*	Verve Therapeutics Inc.	475,481	2,320
*	ACELYRIN Inc.	525,734	2,318
*	Treace Medical Concepts Inc.	329,212	2,189
*,1	OPKO Health Inc.	1,727,303	2,159
*	Lyell Immunopharma Inc.	1,263,529	1,832
*	Innovage Holding Corp.	285,082	1,414
*	Amylyx Pharmaceuticals Inc.	360,931	686
*,1	Tempus AI Inc. Class A	6,973	244
*,2	OmniAb Inc. 12.5 Earnout	45,320	—
*,2	OmniAb Inc. 15 Earnout	45,320	—
			5,556,978
Industrials (20.0%)
*	Axon Enterprise Inc.	1,013,300	298,153
	Lennox International Inc.	453,364	242,541
	Watsco Inc.	451,304	209,062
	Graco Inc.	2,390,641	189,530
*	Saia Inc.	375,727	178,204
	Advanced Drainage Systems Inc.	1,094,267	175,509
*	TopBuild Corp.	449,881	173,326
	Jack Henry & Associates Inc.	1,030,297	171,050
	Nordson Corp.	728,354	168,934
	Comfort Systems USA Inc.	505,281	153,666
	Lincoln Electric Holdings Inc.	804,905	151,837
	Woodward Inc.	860,791	150,105
	Curtiss-Wright Corp.	541,677	146,784
	A O Smith Corp.	1,708,263	139,702
	FTAI Aviation Ltd.	1,346,549	139,004
	Toro Co.	1,476,584	138,075
*	Core & Main Inc. Class A	2,717,472	132,993
	BWX Technologies Inc.	1,292,513	122,789
*	Trex Co. Inc.	1,536,919	113,916
	Cognex Corp.	2,426,311	113,454
*	Generac Holdings Inc.	856,290	113,219
*	WEX Inc.	592,330	104,925
	Eagle Materials Inc.	479,441	104,259
	Simpson Manufacturing Co. Inc.	595,977	100,440
*	ATI Inc.	1,758,938	97,533
*	WillScot Mobile Mini Holdings Corp.	2,553,818	96,126
*	Affirm Holdings Inc. Class A	3,167,872	95,701
	Landstar System Inc.	505,443	93,244
	Littelfuse Inc.	350,278	89,528
*	Chart Industries Inc.	604,473	87,250
*	AZEK Co. Inc. Class A	2,060,830	86,823
*	GXO Logistics Inc.	1,686,751	85,181
*	XPO Inc.	780,958	82,899
	AAON Inc.	929,271	81,070
*	Paylocity Holding Corp.	597,908	78,834
	Badger Meter Inc.	415,293	77,390
*	BILL Holdings Inc.	1,423,819	74,921
	Maximus Inc.	858,916	73,609
*	AeroVironment Inc.	397,518	72,412
	Federal Signal Corp.	863,160	72,221
*	Modine Manufacturing Co.	702,136	70,347
	Installed Building Products Inc.	341,431	70,225
	Armstrong World Industries Inc.	618,110	69,995
*	ExlService Holdings Inc.	2,179,546	68,351
	Exponent Inc.	715,556	68,064
*,1	Shift4 Payments Inc. Class A	875,206	64,196
*	Itron Inc.	647,774	64,104
*	Euronet Worldwide Inc.	615,459	63,700
*	Verra Mobility Corp. Class A	2,233,910	60,762
*	ACI Worldwide Inc.	1,488,541	58,931
	CSW Industrials Inc.	219,256	58,171
	Franklin Electric Co. Inc.	552,854	53,251
	Herc Holdings Inc.	380,337	50,695
*	CBIZ Inc.	671,866	49,785
41

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	MasTec Inc.	448,499	47,985
*	SPX Technologies Inc.	309,812	44,037
*	Middleby Corp.	352,678	43,242
	TriNet Group Inc.	429,589	42,959
	John Bean Technologies Corp.	448,759	42,619
*	Kratos Defense & Security Solutions Inc.	2,010,572	40,231
	Mueller Water Products Inc. Class A	2,195,230	39,338
*	Marqeta Inc. Class A	6,239,989	34,195
*,1	Bloom Energy Corp. Class A	2,732,377	33,444
*	Dycom Industries Inc.	195,681	33,023
*,1	Enovix Corp.	1,925,776	29,772
	Enerpac Tool Group Corp. Class A	768,299	29,334
*	Leonardo DRS Inc.	1,117,832	28,516
*	Spirit AeroSystems Holdings Inc. Class A	825,324	27,128
*	Flywire Corp.	1,645,528	26,970
	Tennant Co.	269,145	26,495
*	Janus International Group Inc.	1,963,723	24,802
*	Remitly Global Inc.	2,044,141	24,775
	Kadant Inc.	83,139	24,425
	UL Solutions Inc. Class A	550,440	23,223
*	Payoneer Global Inc.	3,699,390	20,495
*	Mercury Systems Inc.	714,280	19,278
	Lindsay Corp.	156,304	19,207
*	Cimpress plc	216,231	18,944
*	Legalzoom.com Inc.	1,998,613	16,768
*	Gibraltar Industries Inc.	215,747	14,789
*	AvidXchange Holdings Inc.	1,170,385	14,115
*,1	PureCycle Technologies Inc.	1,981,500	11,730
	Helios Technologies Inc.	235,050	11,224
*,1	Rocket Lab USA Inc.	2,268,191	10,887
*	Vicor Corp.	325,233	10,785
*,1	Loar Holdings Inc.	190,436	10,171
	Gorman-Rupp Co.	148,476	5,451
*,1	Centuri Holdings Inc.	255,983	4,986
*	Paymentus Holdings Inc. Class A	248,153	4,715
*	Triumph Group Inc.	272,168	4,194
*	Sterling Check Corp.	242,207	3,585
*	ZipRecruiter Inc. Class A	379,836	3,453
*	TaskUS Inc. Class A	229,848	3,059
*,1	Nikola Corp.	304,145	2,491
*,1	Virgin Galactic Holdings Inc.	131,039	1,105
*,2	GCI Liberty Inc.	14,603	—
			6,824,741
Real Estate (5.0%)
	American Homes 4 Rent Class A	4,379,952	162,759
	Equity LifeStyle Properties Inc.	2,374,042	154,621
	CubeSmart	3,181,125	143,692
	Rexford Industrial Realty Inc.	2,835,913	126,453
	Americold Realty Trust Inc.	4,015,311	102,551
	UDR Inc.	2,327,267	95,767
	Host Hotels & Resorts Inc.	4,971,922	89,395
	Healthcare Realty Trust Inc. Class A	5,346,316	88,107
	Terreno Realty Corp.	1,366,423	80,865
	Ryman Hospitality Properties Inc.	803,869	80,274
	Lamar Advertising Co. Class A	620,095	74,120
	Kite Realty Group Trust	3,099,533	69,368
	Essential Properties Realty Trust Inc.	2,476,099	68,613
	Independence Realty Trust Inc.	3,175,626	59,511
	Innovative Industrial Properties Inc.	399,580	43,642
	National Storage Affiliates Trust	955,310	39,378
	St. Joe Co.	537,503	29,401
	Phillips Edison & Co. Inc.	865,150	28,299
*	Howard Hughes Holdings Inc.	426,987	27,677
	CareTrust REIT Inc.	1,005,962	25,250
	RLJ Lodging Trust	2,097,095	20,195
	DigitalBridge Group Inc.	1,229,200	16,840
*	Opendoor Technologies Inc.	8,323,613	15,316
	Kennedy-Wilson Holdings Inc.	1,460,534	14,196
[1]	eXp World Holdings Inc.	1,096,323	12,372
42

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Paramount Group Inc.	2,615,668	12,111
	Pebblebrook Hotel Trust	853,310	11,733
	Xenia Hotels & Resorts Inc.	722,021	10,347
*	Redfin Corp.	1,606,866	9,657
	Alexander's Inc.	14,470	3,254
	Universal Health Realty Income Trust	44,048	1,724
			1,717,488
Technology (22.0%)
*	PTC Inc.	1,608,523	292,220
	Entegris Inc.	2,131,701	288,632
*	Pure Storage Inc. Class A	4,365,161	280,287
*	AppLovin Corp. Class A	2,710,653	225,581
*	Manhattan Associates Inc.	870,401	214,711
*	Nutanix Inc. Class A	3,453,229	196,316
*	Dynatrace Inc.	3,995,298	178,750
*	Guidewire Software Inc.	1,178,557	162,511
*	DocuSign Inc. Class A	2,905,331	155,435
*	Onto Innovation Inc.	696,937	153,019
*	Toast Inc. Class A	5,764,091	148,541
	Universal Display Corp.	637,317	133,996
*	Elastic NV	1,171,753	133,474
*	Fabrinet	511,093	125,110
*,1	MicroStrategy Inc. Class A	89,964	123,924
*	Twilio Inc. Class A	2,175,609	123,596
*	Match Group Inc.	3,756,193	114,113
*	Lattice Semiconductor Corp.	1,943,985	112,732
*,1	Dayforce Inc.	2,087,962	103,563
	Paycom Software Inc.	697,887	99,826
*	SPS Commerce Inc.	523,248	98,454
*	Procore Technologies Inc.	1,447,700	95,997
*	Samsara Inc. Class A	2,761,069	93,048
*	MACOM Technology Solutions Holdings Inc.	815,248	90,876
*	Rambus Inc.	1,522,868	89,484
*	Confluent Inc. Class A	2,937,060	86,731
*	Novanta Inc.	506,466	82,610
*	Smartsheet Inc. Class A	1,845,632	81,355
*	SentinelOne Inc. Class A	3,845,108	80,940
*	Altair Engineering Inc. Class A	804,559	78,911
*	Qorvo Inc.	675,421	78,376
*	Coherent Corp.	1,076,831	78,027
*	Gitlab Inc. Class A	1,567,800	77,951
*	Dropbox Inc. Class A	3,359,695	75,492
*	CommVault Systems Inc.	613,118	74,537
*	UiPath Inc. Class A	5,835,875	73,999
*	Tenable Holdings Inc.	1,678,941	73,168
*	Varonis Systems Inc. Class B	1,495,783	71,753
*	Aspen Technology Inc.	357,795	71,069
*	Qualys Inc.	495,667	70,682
*	Appfolio Inc. Class A	283,820	69,414
*	HashiCorp Inc. Class A	2,045,708	68,920
	Dolby Laboratories Inc. Class A	843,874	66,860
*	FormFactor Inc.	1,089,872	65,970
*	Axcelis Technologies Inc.	459,418	65,325
*	Unity Software Inc.	3,858,186	62,734
*	Credo Technology Group Holding Ltd.	1,844,031	58,898
	Advanced Energy Industries Inc.	528,137	57,440
*	ZoomInfo Technologies Inc. Class A	4,485,898	57,285
	Power Integrations Inc.	801,357	56,247
*	Box Inc. Class A	1,951,801	51,606
*	Workiva Inc. Class A	682,809	49,838
*	Impinj Inc.	313,927	49,214
*	Q2 Holdings Inc.	805,325	48,585
*	Silicon Laboratories Inc.	427,721	47,319
*	Five9 Inc.	1,045,943	46,126
*	JFrog Ltd.	1,228,156	46,117
*	Diodes Inc.	618,048	44,456
*	Envestnet Inc.	699,592	43,787
*	Alarm.com Holdings Inc.	675,114	42,897
*	Zeta Global Holdings Corp. Class A	2,283,832	40,310
43

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Wolfspeed Inc.	1,682,068	38,284
*	BlackLine Inc.	787,779	38,168
*	Rapid7 Inc.	882,500	38,150
*	DoubleVerify Holdings Inc.	1,946,060	37,890
*	Freshworks Inc. Class A	2,954,844	37,497
*	Veeco Instruments Inc.	801,973	37,460
*	Perficient Inc.	497,799	37,230
	Pegasystems Inc.	602,006	36,439
*	Squarespace Inc. Class A	825,430	36,013
*	nCino Inc.	1,140,714	35,875
*	Yelp Inc. Class A	907,331	33,526
*,1	C3.ai Inc. Class A	1,100,751	31,878
*	Rogers Corp.	264,174	31,862
*	Cargurus Inc. Class A	1,186,252	31,080
*	Allegro MicroSystems Inc.	1,097,374	30,990
*	Braze Inc. Class A	782,293	30,384
*	SiTime Corp.	242,893	30,211
*	Ambarella Inc.	551,009	29,727
*	Vertex Inc. Class A	781,756	28,182
*	PagerDuty Inc.	1,218,160	27,932
*	Blackbaud Inc.	365,499	27,840
*	LiveRamp Holdings Inc.	889,879	27,533
*	Semtech Corp.	914,275	27,319
*	DigitalOcean Holdings Inc.	773,895	26,893
*	Magnite Inc.	1,883,570	25,033
*	Intapp Inc.	675,850	24,783
	Clear Secure Inc. Class A	1,317,184	24,644
*	Sprout Social Inc. Class A	670,127	23,910
*,1	Reddit Inc. Class A	369,764	23,624
*	Everbridge Inc.	589,241	20,618
*	AvePoint Inc.	1,967,731	20,504
*,1	Astera Labs Inc.	330,235	19,983
*	Zuora Inc. Class A	1,951,731	19,381
*	Upwork Inc.	1,689,599	18,163
*	Jamf Holding Corp.	1,091,329	18,007
*	Alkami Technology Inc.	621,373	17,697
*	Schrodinger Inc.	899,363	17,394
*	PROS Holdings Inc.	599,007	17,162
*	Appian Corp. Class A	552,125	17,039
*	Asana Inc. Class A	1,211,667	16,951
*,1	IonQ Inc.	2,395,319	16,839
*	Sprinklr Inc. Class A	1,631,261	15,693
*	Paycor HCM Inc.	1,135,547	14,421
	Shutterstock Inc.	355,245	13,748
*	Fastly Inc. Class A	1,740,784	12,830
*	PubMatic Inc. Class A	586,952	11,921
*	Klaviyo Inc. Class A	448,346	11,159
*	MaxLinear Inc. Class A	529,682	10,668
*	SEMrush Holdings Inc. Class A	689,774	9,236
*	Amplitude Inc. Class A	1,002,192	8,919
*	NerdWallet Inc. Class A	586,628	8,565
*	Matterport Inc.	1,892,733	8,461
*	Yext Inc.	1,414,501	7,568
*	Ibotta Inc. Class A	99,853	7,505
*	BigCommerce Holdings Inc.	930,076	7,496
*	Xometry Inc. Class A	620,472	7,173
*	nLight Inc.	639,870	6,994
*	N-able Inc.	457,800	6,972
*,1	Rumble Inc.	1,159,080	6,433
*	Nextdoor Holdings Inc.	2,290,518	6,368
*,1	Trump Media & Technology Group Corp.	193,600	6,340
*	Olo Inc. Class A	1,420,847	6,280
*	MeridianLink Inc.	271,533	5,800
*,1	Getty Images Holdings Inc.	1,735,801	5,659
*	MediaAlpha Inc. Class A	401,660	5,290
*	Vimeo Inc.	1,018,243	3,798
*	Definitive Healthcare Corp. Class A	667,980	3,647
*	Enfusion Inc. Class A	392,146	3,341
*	CEVA Inc.	158,593	3,059
*	SmartRent Inc. Class A	1,214,463	2,903
44

Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	3D Systems Corp.	898,547	2,759
*	Planet Labs PBC	1,431,357	2,662
*	Eventbrite Inc. Class A	547,776	2,651
*	SecureWorks Corp. Class A	29,306	205
			7,495,764
Telecommunications (1.6%)
*	Roku Inc. Class A	1,791,669	107,375
*	Ciena Corp.	2,043,931	98,476
*	Liberty Broadband Corp. Class C	1,645,552	90,209
	Iridium Communications Inc.	1,540,397	41,005
	Cogent Communications Holdings Inc.	624,761	35,261
*	Calix Inc.	788,643	27,942
*	Lumentum Holdings Inc.	478,595	24,370
	InterDigital Inc.	178,653	20,824
*	Infinera Corp.	2,985,832	18,184
*	Liberty Broadband Corp. Class A	232,802	12,711
*	Globalstar Inc.	10,761,728	12,053
	Shenandoah Telecommunications Co.	733,782	11,983
*	Extreme Networks Inc.	874,024	11,756
[1]	Cable One Inc.	31,821	11,265
*	Gogo Inc.	404,985	3,896
			527,310
Utilities (1.1%)
*	Clean Harbors Inc.	686,591	155,272
*	Casella Waste Systems Inc. Class A	807,087	80,079
	Ormat Technologies Inc.	809,135	58,015
	California Water Service Group	813,521	39,448
*	Sunrun Inc.	2,981,782	35,364
*,1	Sunnova Energy International Inc.	1,492,240	8,327
*,1	Net Power Inc.	175,938	1,729
			378,234
Total Common Stocks (Cost $27,216,704)			33,970,984
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[3,4]	Vanguard Market Liquidity Fund, 5.380% (Cost $735,846)	7,361,051	736,031
Total Investments (101.9%) (Cost $27,952,550)			34,707,015
Other Assets and Liabilities—Net (-1.9%)			(651,406)
Net Assets (100%)			34,055,609
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $573,262,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $637,486,000 was received for securities on loan, of which $636,539,000 is held in Vanguard Market Liquidity Fund and $947,000 is held in cash.
REIT—Real Estate Investment Trust.
45

Small-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	130	13,423	35

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
C3.ai Inc. Class A	1/31/25	CITNA	12,124	(5.330)	—	(295)
Elastic NV	8/30/24	BANA	4,162	(5.330)	379	—
MicroStrategy Inc. Class A	1/31/25	CITNA	32,777	(5.330)	—	(3,282)
Middleby Corp.	8/30/24	BANA	3,609	(5.330)	—	(190)
Novocure Ltd.	8/30/24	BANA	3,962	(5.330)	—	(893)
Watsco Inc.	8/30/24	BANA	18,996	(5.330)	—	(537)
Wolfspeed Inc.	8/30/24	BANA	2,570	(5.330)	—	(303)
					379	(5,500)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.
46

Small-Cap Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $27,216,704)	33,970,984
Affiliated Issuers (Cost $735,846)	736,031
Total Investments in Securities	34,707,015
Investment in Vanguard	1,006
Cash	14,828
Cash Collateral Pledged—Futures Contracts	200
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,937
Receivables for Investment Securities Sold	193
Receivables for Accrued Income	14,816
Receivables for Capital Shares Issued	9,525
Variation Margin Receivable—Futures Contracts	3
Unrealized Appreciation—Over-the-Counter Swap Contracts	379
Total Assets	34,749,902
Liabilities
Payables for Investment Securities Purchased	11,390
Collateral for Securities on Loan	637,486
Payables for Capital Shares Redeemed	10,801
Payables for Distributions	28,147
Payables to Vanguard	969
Unrealized Depreciation—Over-the-Counter Swap Contracts	5,500
Total Liabilities	694,293
Net Assets	34,055,609
1 Includes $573,262,000 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.
47

Small-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	33,474,290
Total Distributable Earnings (Loss)	581,319
Net Assets	34,055,609

Investor Shares—Net Assets
Applicable to 1,035,779 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	72,834
Net Asset Value Per Share—Investor Shares	$70.32

ETF Shares—Net Assets
Applicable to 67,971,137 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,997,529
Net Asset Value Per Share—ETF Shares	$250.07

Admiral Shares—Net Assets
Applicable to 152,489,707 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,407,741
Net Asset Value Per Share—Admiral Shares	$87.93

Institutional Shares—Net Assets
Applicable to 50,807,545 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,577,505
Net Asset Value Per Share—Institutional Shares	$70.41
See accompanying Notes, which are an integral part of the Financial Statements.
48

Small-Cap Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	94,377
Interest[2]	2,143
Securities Lending—Net	13,457
Total Income	109,977
Expenses
The Vanguard Group—Note B
Investment Advisory Services	325
Management and Administrative—Investor Shares	71
Management and Administrative—ETF Shares	4,817
Management and Administrative—Admiral Shares	4,116
Management and Administrative—Institutional Shares	901
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	416
Marketing and Distribution—Admiral Shares	295
Marketing and Distribution—Institutional Shares	58
Custodian Fees	127
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	281
Shareholders’ Reports—Admiral Shares	88
Shareholders’ Reports—Institutional Shares	54
Trustees’ Fees and Expenses	10
Other Expenses	7
Total Expenses	11,568
Net Investment Income	98,409
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	625,131
Futures Contracts	128
Swap Contracts	56,710
Realized Net Gain (Loss)	681,969
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	457,218
Futures Contracts	(696)
Swap Contracts	(12,971)
Change in Unrealized Appreciation (Depreciation)	443,551
Net Increase (Decrease) in Net Assets Resulting from Operations	1,223,929
1	Dividends are net of foreign withholding taxes of $212,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,095,000, ($14,000), and $76,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,802,959,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
49

Small-Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	98,409	191,358
Realized Net Gain (Loss)	681,969	(933,583)
Change in Unrealized Appreciation (Depreciation)	443,551	6,414,920
Net Increase (Decrease) in Net Assets Resulting from Operations	1,223,929	5,672,695
Distributions
Investor Shares	(199)	(527)
ETF Shares	(55,397)	(102,224)
Admiral Shares	(44,070)	(91,073)
Institutional Shares	(11,928)	(23,803)
Total Distributions	(111,594)	(217,627)
Capital Share Transactions
Investor Shares	(19,219)	(6,467)
ETF Shares	912,048	962,195
Admiral Shares	(344,475)	(478,614)
Institutional Shares	(2,675)	(67,568)
Net Increase (Decrease) from Capital Share Transactions	545,679	409,546
Total Increase (Decrease)	1,658,014	5,864,614
Net Assets
Beginning of Period	32,397,595	26,532,981
End of Period	34,055,609	32,397,595
See accompanying Notes, which are an integral part of the Financial Statements.
50

Small-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$67.96	$56.38	$79.21	$75.20	$55.89	$42.36
Investment Operations
Net Investment Income[1]	.158	.326	.371	.257	.241	.178
Net Realized and Unrealized Gain (Loss) on Investments	2.386	11.639	(22.943)	3.938	19.331	13.617
Total from Investment Operations	2.544	11.965	(22.572)	4.195	19.572	13.795
Distributions
Dividends from Net Investment Income	(.184)	(.385)	(.258)	(.185)	(.262)	(.265)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.184)	(.385)	(.258)	(.185)	(.262)	(.265)
Net Asset Value, End of Period	$70.32	$67.96	$56.38	$79.21	$75.20	$55.89
Total Return[2]	3.74%	21.28%	-28.49%	5.58%	35.12%	32.60%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$73	$89	$80	$149	$209	$171
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%[3]	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.49%	0.53%	0.60%	0.32%	0.42%	0.35%
Portfolio Turnover Rate[4]	10%	19%	24%	29%	24%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
51

Small-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$241.70	$200.53	$281.61	$267.36	$198.68	$150.57
Investment Operations
Net Investment Income[1]	.729	1.449	1.623	1.291	1.129	1.175
Net Realized and Unrealized Gain (Loss) on Investments	8.460	41.356	(81.603)	13.975	68.729	48.077
Total from Investment Operations	9.189	42.805	(79.980)	15.266	69.858	49.252
Distributions
Dividends from Net Investment Income	(.819)	(1.635)	(1.100)	(1.016)	(1.178)	(1.142)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.819)	(1.635)	(1.100)	(1.016)	(1.178)	(1.142)
Net Asset Value, End of Period	$250.07	$241.70	$200.53	$281.61	$267.36	$198.68
Total Return	3.80%	21.42%	-28.40%	5.71%	35.29%	32.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,998	$15,546	$12,036	$16,379	$14,436	$9,833
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.62%	0.66%	0.74%	0.45%	0.55%	0.64%
Portfolio Turnover Rate[3]	10%	19%	24%	29%	24%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
52

Small-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$84.98	$70.51	$99.01	$94.02	$69.87	$52.95
Investment Operations
Net Investment Income[1]	.253	.503	.568	.448	.392	.419
Net Realized and Unrealized Gain (Loss) on Investments	2.984	14.542	(28.682)	4.899	24.172	16.902
Total from Investment Operations	3.237	15.045	(28.114)	5.347	24.564	17.321
Distributions
Dividends from Net Investment Income	(.287)	(.575)	(.386)	(.357)	(.414)	(.401)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.287)	(.575)	(.386)	(.357)	(.414)	(.401)
Net Asset Value, End of Period	$87.93	$84.98	$70.51	$99.01	$94.02	$69.87
Total Return[2]	3.80%	21.41%	-28.39%	5.69%	35.30%	32.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,408	$13,300	$11,482	$16,594	$16,149	$12,717
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.61%	0.65%	0.73%	0.45%	0.54%	0.65%
Portfolio Turnover Rate[4]	10%	19%	24%	29%	24%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
53

Small-Cap Growth Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$68.06	$56.46	$79.29	$75.29	$55.95	$42.40
Investment Operations
Net Investment Income[1]	.206	.410	.465	.367	.319	.327
Net Realized and Unrealized Gain (Loss) on Investments	2.378	11.656	(22.979)	3.927	19.358	13.550
Total from Investment Operations	2.584	12.066	(22.514)	4.294	19.677	13.877
Distributions
Dividends from Net Investment Income	(.234)	(.466)	(.316)	(.294)	(.337)	(.327)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.234)	(.466)	(.316)	(.294)	(.337)	(.327)
Net Asset Value, End of Period	$70.41	$68.06	$56.46	$79.29	$75.29	$55.95
Total Return	3.79%	21.44%	-28.39%	5.70%	35.31%	32.77%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,578	$3,462	$2,935	$3,805	$3,676	$3,218
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	0.63%	0.66%	0.75%	0.46%	0.55%	0.64%
Portfolio Turnover Rate[3]	10%	19%	24%	29%	24%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
54

Small-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
55

Small-Cap Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $1,006,000, representing less than 0.01% of the fund’s net assets and 0.40% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
56

Small-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	33,970,984	—	—	33,970,984
Temporary Cash Investments	736,031	—	—	736,031
Total	34,707,015	—	—	34,707,015

Derivative Financial Instruments
Assets
Futures Contracts[1]	35	—	—	35
Swap Contracts	—	379	—	379
Total	35	379	—	414
Liabilities
Swap Contracts	—	5,500	—	5,500
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	28,050,193
Gross Unrealized Appreciation	10,575,804
Gross Unrealized Depreciation	(3,924,068)
Net Unrealized Appreciation (Depreciation)	6,651,736
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $6,734,040,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2024, the fund purchased $3,481,029,000 of investment securities and sold $3,481,207,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,438,504,000 and $2,822,064,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $1,300,104,000 and sales were $800,680,000, resulting in net realized loss of $206,888,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,029	71	11,145	181
Issued in Lieu of Cash Distributions	199	3	527	8
Redeemed	(24,447)	(355)	(18,139)	(295)
Net Increase (Decrease)—Investor Shares	(19,219)	(281)	(6,467)	(106)
ETF Shares
Issued	3,768,844	15,100	3,836,013	17,299
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,856,796)	(11,450)	(2,873,818)	(13,000)
Net Increase (Decrease)—ETF Shares	912,048	3,650	962,195	4,299
57

Small-Cap Growth Index Fund
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	782,551	9,007	1,365,432	17,594
Issued in Lieu of Cash Distributions	39,131	437	80,962	1,033
Redeemed	(1,166,157)	(13,461)	(1,925,008)	(24,971)
Net Increase (Decrease)—Admiral Shares	(344,475)	(4,017)	(478,614)	(6,344)
Institutional Shares
Issued	300,657	4,314	507,362	8,187
Issued in Lieu of Cash Distributions	11,050	154	22,149	353
Redeemed	(314,382)	(4,525)	(597,079)	(9,656)
Net Increase (Decrease)—Institutional Shares	(2,675)	(57)	(67,568)	(1,116)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
58

Small-Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Basic Materials (5.6%)
	Reliance Inc.	971,460	277,449
	Eastman Chemical Co.	1,990,257	194,985
	Steel Dynamics Inc.	1,262,746	163,526
	Mosaic Co.	5,428,683	156,889
	United States Steel Corp.	3,423,326	129,402
*	Cleveland-Cliffs Inc.	8,044,690	123,808
	FMC Corp.	2,111,493	121,516
	Alcoa Corp.	3,037,504	120,832
	UFP Industries Inc.	992,400	111,149
	Commercial Metals Co.	1,957,454	107,640
	Mueller Industries Inc.	1,825,601	103,950
	Element Solutions Inc.	3,684,991	99,937
	Olin Corp.	2,020,249	95,255
*	Valvoline Inc.	2,179,823	94,168
	Timken Co.	1,072,045	85,903
	Cabot Corp.	934,821	85,901
	Boise Cascade Co.	667,865	79,623
	Ashland Inc.	805,469	76,109
	Avient Corp.	1,542,454	67,328
	Huntsman Corp.	2,780,462	63,311
	Chemours Co.	2,518,756	56,848
	Sensient Technologies Corp.	716,668	53,170
	Innospec Inc.	421,787	52,129
	Hecla Mining Co.	10,064,700	48,814
	Westlake Corp.	326,065	47,221
	Scotts Miracle-Gro Co.	720,601	46,882
	Minerals Technologies Inc.	545,542	45,367
	Materion Corp.	350,687	37,920
*	Coeur Mining Inc.	6,078,889	34,163
	Tronox Holdings plc	2,002,469	31,419
	Stepan Co.	361,201	30,326
*	Ingevity Corp.	613,510	26,816
	Kaiser Aluminum Corp.	258,250	22,700
	Worthington Steel Inc.	597,385	19,929
*	Ecovyst Inc.	1,781,439	15,979
	Mativ Holdings Inc.	872,936	14,805
	Koppers Holdings Inc.	340,034	12,578
	Compass Minerals International Inc.	698,117	7,212
	Radius Recycling Inc.	212,121	3,239
			2,966,198
Consumer Discretionary (15.6%)
[1]	Williams-Sonoma Inc.	862,874	243,650
	Toll Brothers Inc.	1,762,205	202,971
*	BJ's Wholesale Club Holdings Inc.	2,245,048	197,205
*	CarMax Inc.	2,657,425	194,896
	Interpublic Group of Cos. Inc.	6,375,523	185,464
*,1	Rivian Automotive Inc. Class A	13,342,874	179,061
	Service Corp. International	2,340,121	166,453
	Tapestry Inc.	3,886,964	166,323
*	Abercrombie & Fitch Co. Class A	863,043	153,484
	Aramark	4,448,959	151,354
	Murphy USA Inc.	315,443	148,088
	Bath & Body Works Inc.	3,783,766	147,756
	Dick's Sporting Goods Inc.	675,723	145,179
	New York Times Co. Class A	2,628,220	134,591
*,1	GameStop Corp. Class A	5,343,922	131,941
	Hasbro Inc.	2,237,274	130,881
	H&R Block Inc.	2,360,398	128,004
*,1	American Airlines Group Inc.	11,055,583	125,260
59

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	BorgWarner Inc.	3,854,416	124,266
	Lithia Motors Inc. Class A	463,638	117,045
	Lear Corp.	960,701	109,722
	Ralph Lauren Corp. Class A	618,479	108,271
	PVH Corp.	957,843	101,407
	U-Haul Holding Co. (XNYS)	1,644,656	98,712
	Gap Inc.	4,106,995	98,116
*	Mattel Inc.	5,820,993	94,649
	Meritage Homes Corp.	583,765	94,482
	Whirlpool Corp.	924,250	94,458
*	Taylor Morrison Home Corp. Class A	1,699,779	94,236
[1]	Paramount Global Class B	9,019,565	93,713
	LKQ Corp.	2,249,634	93,562
	Macy's Inc.	4,675,809	89,776
	Nexstar Media Group Inc. Class A	527,686	87,601
*	AutoNation Inc.	545,017	86,865
*	Alaska Air Group Inc.	2,146,561	86,721
	Thor Industries Inc.	856,949	80,082
*	Lyft Inc. Class A	5,678,865	80,072
	VF Corp.	5,920,713	79,930
*	Asbury Automotive Group Inc.	341,274	77,766
	KB Home	1,091,798	76,622
	Polaris Inc.	908,254	71,125
	Harley-Davidson Inc.	2,048,092	68,693
*	Norwegian Cruise Line Holdings Ltd.	3,639,806	68,392
	Academy Sports & Outdoors Inc.	1,248,301	66,472
*	Capri Holdings Ltd.	1,973,333	65,278
	Group 1 Automotive Inc.	217,488	64,655
	Signet Jewelers Ltd.	717,661	64,288
	Advance Auto Parts Inc.	1,008,610	63,875
	Kontoor Brands Inc.	944,472	62,477
	American Eagle Outfitters Inc.	2,990,718	59,695
*	Coty Inc. Class A	5,874,563	58,863
*	Tri Pointe Homes Inc.	1,524,771	56,798
*	Goodyear Tire & Rubber Co.	4,815,914	54,661
*	Brinker International Inc.	752,625	54,483
*	SkyWest Inc.	647,008	53,100
	Travel + Leisure Co.	1,145,211	51,512
	Penske Automotive Group Inc.	339,411	50,579
	Wendy's Co.	2,949,728	50,027
*,1	Penn Entertainment Inc.	2,578,838	49,913
	Marriott Vacations Worldwide Corp.	535,394	46,751
*	Urban Outfitters Inc.	1,104,762	45,350
	Rush Enterprises Inc. Class A	1,048,160	43,886
	Newell Brands Inc.	6,671,834	42,766
	Strategic Education Inc.	374,652	41,459
*	Adtalem Global Education Inc.	604,419	41,227
*	Liberty Media Corp.-Liberty SiriusXM	1,851,920	41,039
	Kohl's Corp.	1,782,639	40,983
*	Cinemark Holdings Inc.	1,862,843	40,275
	TEGNA Inc.	2,871,383	40,027
	Foot Locker Inc.	1,598,509	39,835
*	Helen of Troy Ltd.	402,768	37,353
	Laureate Education Inc.	2,493,284	37,250
	Graham Holdings Co. Class B	52,900	37,006
	Carter's Inc.	586,592	36,351
	Nordstrom Inc.	1,657,016	35,162
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,545,439	34,231
	HNI Corp.	760,067	34,218
	PriceSmart Inc.	414,837	33,685
*	JetBlue Airways Corp.	5,464,944	33,282
	MillerKnoll Inc.	1,211,940	32,104
	Endeavor Group Holdings Inc. Class A	1,151,470	31,124
	Cheesecake Factory Inc.	775,834	30,483
	Acushnet Holdings Corp.	480,179	30,482
	Phinia Inc.	772,883	30,421
*	OPENLANE Inc.	1,832,020	30,393
*	Liberty Media Corp.-Liberty Live Class C	793,151	30,354
	Avis Budget Group Inc.	271,431	28,370
	John Wiley & Sons Inc. Class A	696,107	28,332
60

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Bloomin' Brands Inc.	1,462,910	28,132
*	Central Garden & Pet Co. Class A	847,465	27,992
*	Hanesbrands Inc.	5,649,757	27,853
	La-Z-Boy Inc.	721,317	26,891
	Dana Inc.	2,207,015	26,749
	Upbound Group Inc.	831,598	25,530
	Oxford Industries Inc.	251,349	25,173
	Steven Madden Ltd.	589,655	24,942
*	Knowles Corp.	1,442,472	24,897
	Leggett & Platt Inc.	2,154,052	24,685
*	Stride Inc.	347,601	24,506
	Worthington Enterprises Inc.	508,990	24,091
	PROG Holdings Inc.	693,982	24,067
	Red Rock Resorts Inc. Class A	429,854	23,612
*	Victoria's Secret & Co.	1,324,306	23,400
[1]	Dillard's Inc. Class A	51,787	22,806
*	ODP Corp.	576,848	22,653
*	PowerSchool Holdings Inc. Class A	982,866	22,006
*	Under Armour Inc. Class A	3,191,575	21,288
*	Under Armour Inc. Class C	3,249,048	21,216
*	Cars.com Inc.	1,062,544	20,932
	Buckle Inc.	515,413	19,039
*	Sally Beauty Holdings Inc.	1,751,144	18,790
*	Lions Gate Entertainment Corp. Class B	2,188,266	18,753
	Steelcase Inc. Class A	1,428,723	18,516
*	G-III Apparel Group Ltd.	646,637	17,504
*	National Vision Holdings Inc.	1,328,908	17,395
	Wolverine World Wide Inc.	1,284,452	17,366
*	Vista Outdoor Inc.	444,110	16,721
*	Sphere Entertainment Co.	457,509	16,040
[1]	Cracker Barrel Old Country Store Inc.	375,584	15,835
	Levi Strauss & Co. Class A	786,685	15,167
	Krispy Kreme Inc.	1,284,651	13,823
[1]	Sirius XM Holdings Inc.	4,866,181	13,771
*	Liberty Media Corp.-Liberty Live Class A	360,714	13,530
*	American Axle & Manufacturing Holdings Inc.	1,889,226	13,206
	Papa John's International Inc.	278,055	13,063
*,1	AMC Entertainment Holdings Inc. Class A	2,505,252	12,476
	Matthews International Corp. Class A	493,484	12,362
	Sturm Ruger & Co. Inc.	294,436	12,263
	Sonic Automotive Inc. Class A	222,838	12,138
	Scholastic Corp.	324,363	11,505
	Monro Inc.	480,776	11,471
[1]	Guess? Inc.	497,731	10,154
*	Lions Gate Entertainment Corp. Class A	1,061,022	9,995
	Caleres Inc.	282,653	9,497
*	U-Haul Holding Co.	146,703	9,056
	Dine Brands Global Inc.	247,594	8,963
	Jack in the Box Inc.	163,501	8,329
	Sinclair Inc.	609,481	8,124
*	Udemy Inc.	841,608	7,263
*	Clear Channel Outdoor Holdings Inc.	4,961,082	6,995
	Interface Inc. Class A	467,951	6,870
*	BJ's Restaurants Inc.	187,866	6,519
*,1	Hertz Global Holdings Inc.	1,808,432	6,384
	Camping World Holdings Inc. Class A	343,037	6,127
*	Central Garden & Pet Co.	140,645	5,415
	Smith & Wesson Brands Inc.	364,392	5,225
*,1	AMC Networks Inc. Class A	521,585	5,039
*,1	Cricut Inc. Class A	782,062	4,685
*	Petco Health & Wellness Co. Inc. Class A	1,176,722	4,448
	Rush Enterprises Inc. Class B	111,905	4,391
*	Chegg Inc.	824,152	2,604
	Designer Brands Inc. Class A	360,734	2,464
[1]	Paramount Global Class A	125,646	2,309
[1]	Spirit Airlines Inc.	464,419	1,700
*	EW Scripps Co. Class A	1,767	6
			8,176,437
61

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
Consumer Staples (3.4%)
	Bunge Global SA	2,395,437	255,761
*	US Foods Holding Corp.	4,158,552	220,320
*	Performance Food Group Co.	2,632,430	174,030
	Molson Coors Beverage Co. Class B	3,003,192	152,652
*	Sprouts Farmers Market Inc.	1,699,782	142,204
	Ingredion Inc.	1,110,535	127,378
	Albertsons Cos. Inc. Class A	5,851,149	115,560
	J M Smucker Co.	850,572	92,746
	Flowers Foods Inc.	3,213,481	71,339
*	Post Holdings Inc.	409,958	42,701
	Spectrum Brands Holdings Inc.	468,504	40,259
	Energizer Holdings Inc.	1,214,319	35,871
	Edgewell Personal Care Co.	838,163	33,686
*	Grocery Outlet Holding Corp.	1,520,370	33,631
*	TreeHouse Foods Inc.	800,864	29,344
	Andersons Inc.	547,213	27,142
	Reynolds Consumer Products Inc.	888,504	24,860
	Vector Group Ltd.	2,263,505	23,925
*	Pilgrim's Pride Corp.	601,220	23,141
	Universal Corp.	394,944	19,032
	Weis Markets Inc.	273,020	17,138
*	Herbalife Ltd.	1,606,348	16,690
	Fresh Del Monte Produce Inc.	648,300	14,165
	Seaboard Corp.	4,096	12,946
*	United Natural Foods Inc.	955,216	12,513
*	Hain Celestial Group Inc.	1,519,742	10,502
	B&G Foods Inc.	1,270,468	10,265
*	USANA Health Sciences Inc.	193,264	8,743
	Nu Skin Enterprises Inc. Class A	798,074	8,412
*	Duckhorn Portfolio Inc.	869,930	6,177
*,1	BRC Inc. Class A	853,787	5,234
*	Olaplex Holdings Inc.	1,700,774	2,619
			1,810,986
Energy (4.6%)
	Ovintiv Inc.	4,516,741	211,700
	APA Corp.	6,278,425	184,837
[1]	Chesapeake Energy Corp.	2,106,062	173,097
	Chord Energy Corp.	1,001,367	167,909
	HF Sinclair Corp.	2,762,881	147,372
	Range Resources Corp.	3,899,148	130,738
*	Southwestern Energy Co.	18,655,966	125,555
	DT Midstream Inc.	1,642,756	116,685
	Murphy Oil Corp.	2,452,153	101,127
	Equitrans Midstream Corp.	6,969,312	90,462
	Antero Midstream Corp.	5,698,581	83,997
*	Antero Resources Corp.	2,503,908	81,703
	PBF Energy Inc. Class A	1,704,920	78,460
	Patterson-UTI Energy Inc.	6,796,231	70,409
	Arcosa Inc.	821,865	68,552
	Permian Resources Corp. Class A	3,943,357	63,685
	California Resources Corp.	1,154,869	61,462
*	CNX Resources Corp.	2,462,827	59,847
	Warrior Met Coal Inc.	884,765	55,537
	Archrock Inc.	2,512,027	50,793
	Peabody Energy Corp.	2,021,670	44,719
	Arch Resources Inc.	293,226	44,638
	SM Energy Co.	973,036	42,064
	Helmerich & Payne Inc.	751,537	27,161
	Delek US Holdings Inc.	1,030,599	25,518
	World Kinect Corp.	963,312	24,853
*	DNOW Inc.	1,806,713	24,806
	Crescent Energy Co. Class A	1,697,457	20,115
*	MRC Global Inc.	1,367,178	17,650
	CVR Energy Inc.	595,232	15,934
*	ProPetro Holding Corp.	1,539,295	13,346
	Vitesse Energy Inc.	373,677	8,856
	Core Laboratories Inc.	396,617	8,047
*,1	ProFrac Holding Corp. Class A	270,887	2,007
62

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	OPAL Fuels Inc. Class A	339,024	1,387
			2,445,028
Financials (20.3%)
	First Citizens BancShares Inc. Class A	183,028	308,148
	Reinsurance Group of America Inc.	1,112,983	228,462
	Equitable Holdings Inc.	5,502,415	224,829
	RenaissanceRe Holdings Ltd.	894,517	199,933
	Ally Financial Inc.	4,628,103	183,597
	Brown & Brown Inc.	1,930,140	172,574
	East West Bancorp Inc.	2,353,928	172,378
	Annaly Capital Management Inc.	8,465,815	161,358
	Carlyle Group Inc.	3,957,222	158,882
	American Financial Group Inc.	1,205,921	148,352
	Assurant Inc.	879,421	146,204
	First Horizon Corp.	9,251,849	145,902
	Unum Group	2,723,374	139,192
	Stifel Financial Corp.	1,646,611	138,562
	Primerica Inc.	582,141	137,723
	SEI Investments Co.	2,000,501	129,412
	Globe Life Inc.	1,558,570	128,239
	Old Republic International Corp.	4,139,127	127,899
	Webster Financial Corp.	2,901,062	126,457
	Jefferies Financial Group Inc.	2,511,032	124,949
	Evercore Inc. Class A	586,367	122,216
	Voya Financial Inc.	1,703,619	121,212
[1]	AGNC Investment Corp.	12,295,669	117,301
	Comerica Inc.	2,242,876	114,476
	Western Alliance Bancorp	1,769,530	111,162
	Commerce Bancshares Inc.	1,972,171	110,008
	Zions Bancorp NA	2,497,849	108,332
	Popular Inc.	1,222,581	108,113
	Invesco Ltd.	7,070,446	105,774
	RLI Corp.	734,587	103,349
	Wintrust Financial Corp.	1,044,654	102,961
	Cullen/Frost Bankers Inc.	978,271	99,422
	SouthState Corp.	1,288,848	98,494
	OneMain Holdings Inc.	2,028,411	98,358
	MGIC Investment Corp.	4,509,934	97,189
	Selective Insurance Group Inc.	1,028,386	96,493
	Essent Group Ltd.	1,714,326	96,328
[1]	Starwood Property Trust Inc.	5,077,572	96,169
	Jackson Financial Inc. Class A	1,290,286	95,817
	Synovus Financial Corp.	2,353,370	94,582
	Prosperity Bancshares Inc.	1,541,739	94,262
	Old National Bancorp	5,395,091	92,742
	Axis Capital Holdings Ltd.	1,288,989	91,067
	First American Financial Corp.	1,666,880	89,928
	Lincoln National Corp.	2,876,302	89,453
	Rithm Capital Corp.	8,179,183	89,235
	Cadence Bank	3,090,298	87,394
*	Mr Cooper Group Inc.	1,040,169	84,493
	Affiliated Managers Group Inc.	539,132	84,229
	FNB Corp.	6,086,153	83,259
	Radian Group Inc.	2,547,399	79,224
	Bank OZK	1,918,925	78,676
	SLM Corp.	3,716,930	77,275
	White Mountains Insurance Group Ltd.	41,244	74,959
	United Bankshares Inc.	2,287,070	74,193
	Janus Henderson Group plc	2,171,892	73,214
	Home BancShares Inc.	3,049,941	73,077
	Glacier Bancorp Inc.	1,918,844	71,611
	Columbia Banking System Inc.	3,541,971	70,450
	Hancock Whitney Corp.	1,465,236	70,082
	Lazard Inc. Class A	1,812,225	69,191
	Hanover Insurance Group Inc.	547,226	68,644
	FirstCash Holdings Inc.	653,851	68,576
	Assured Guaranty Ltd.	875,106	67,514
	Piper Sandler Cos.	284,435	65,468
*	Enstar Group Ltd.	206,102	63,005
63

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Kemper Corp.	1,034,366	61,369
	First Financial Bankshares Inc.	2,054,521	60,670
	Ameris Bancorp	1,110,598	55,919
	TPG Inc. Class A	1,330,628	55,155
	UMB Financial Corp.	659,806	55,041
	International Bancshares Corp.	946,631	54,157
	Walker & Dunlop Inc.	541,819	53,207
	Fulton Financial Corp.	3,074,655	52,208
	United Community Banks Inc.	2,015,120	51,305
	Associated Banc-Corp	2,423,074	51,248
	BGC Group Inc. Class A	6,169,871	51,210
	Valley National Bancorp	7,321,589	51,105
	Atlantic Union Bankshares Corp.	1,518,515	49,883
	Pinnacle Financial Partners Inc.	620,484	49,664
	First Bancorp	2,675,134	48,928
*	Texas Capital Bancshares Inc.	789,266	48,256
	CNO Financial Group Inc.	1,739,897	48,230
	WSFS Financial Corp.	1,016,587	47,780
*	Axos Financial Inc.	819,270	46,821
	Artisan Partners Asset Management Inc. Class A	1,123,417	46,363
*	Brighthouse Financial Inc.	1,050,714	45,538
	First Hawaiian Inc.	2,162,672	44,897
*	Genworth Financial Inc. Class A	7,405,652	44,730
	Federated Hermes Inc. Class B	1,357,180	44,624
	Cathay General Bancorp	1,170,183	44,139
[1]	Arbor Realty Trust Inc.	3,029,070	43,467
	Community Financial System Inc.	892,686	42,144
	First Interstate BancSystem Inc. Class A	1,503,555	41,754
	PennyMac Financial Services Inc.	430,708	40,745
[1]	Blackstone Mortgage Trust Inc. Class A	2,309,599	40,233
[1]	New York Community Bancorp Inc.	12,492,525	40,226
	WaFd Inc.	1,376,412	39,338
	CVB Financial Corp.	2,244,051	38,687
	Bank of Hawaii Corp.	671,493	38,416
	Eastern Bankshares Inc.	2,689,142	37,594
	Pacific Premier Bancorp Inc.	1,631,239	37,470
	BankUnited Inc.	1,264,613	37,015
	Simmons First National Corp. Class A	2,016,652	35,453
	BOK Financial Corp.	382,000	35,006
	Park National Corp.	245,859	34,996
	Independent Bank Corp.	682,545	34,619
	First Financial Bancorp	1,534,126	34,088
	Moelis & Co. Class A	594,980	33,831
	First Merchants Corp.	991,117	32,994
	Virtu Financial Inc. Class A	1,422,239	31,929
	Towne Bank	1,109,006	30,243
	Provident Financial Services Inc.	2,092,152	30,022
	OFG Bancorp	795,117	29,777
	NBT Bancorp Inc.	757,714	29,248
	Banner Corp.	582,778	28,929
	Trustmark Corp.	931,802	27,991
	Renasant Corp.	905,380	27,650
	Independent Bank Group Inc.	594,975	27,083
	BancFirst Corp.	306,928	26,918
	WesBanco Inc.	955,012	26,654
	ServisFirst Bancshares Inc.	414,885	26,217
	Virtus Investment Partners Inc.	114,550	25,871
	City Holding Co.	237,246	25,207
	National Bank Holdings Corp. Class A	639,863	24,987
	Mercury General Corp.	468,317	24,886
	Northwest Bancshares Inc.	2,152,977	24,867
	Hilltop Holdings Inc.	772,900	24,176
	Apollo Commercial Real Estate Finance Inc.	2,404,711	23,542
	Two Harbors Investment Corp.	1,750,958	23,130
	StepStone Group Inc. Class A	499,392	22,917
	WisdomTree Inc.	2,311,000	22,902
	First Commonwealth Financial Corp.	1,644,033	22,704
	Compass Diversified Holdings	1,033,620	22,626
	Horace Mann Educators Corp.	693,010	22,606
	Ladder Capital Corp. Class A	1,927,660	21,763
64

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Hope Bancorp Inc.	1,938,565	20,820
	Westamerica Bancorp	428,752	20,807
	S&T Bancorp Inc.	614,487	20,518
	PennyMac Mortgage Investment Trust	1,469,332	20,203
*	SiriusPoint Ltd.	1,586,117	19,351
	Navient Corp.	1,324,422	19,284
	MFA Financial Inc.	1,726,852	18,374
	Victory Capital Holdings Inc. Class A	383,129	18,287
	Employers Holdings Inc.	428,780	18,279
	Safety Insurance Group Inc.	238,424	17,889
	Safehold Inc.	904,912	17,456
	Franklin BSP Realty Trust Inc.	1,385,019	17,451
	Chimera Investment Corp.	1,361,447	17,426
	National Western Life Group Inc. Class A	34,883	17,335
	Berkshire Hills Bancorp Inc.	732,250	16,695
	Cannae Holdings Inc.	902,627	16,374
	Enact Holdings Inc.	532,206	16,317
	Claros Mortgage Trust Inc.	1,994,923	15,999
[1]	ARMOUR Residential REIT Inc.	824,708	15,983
*	Encore Capital Group Inc.	380,623	15,883
*	LendingClub Corp.	1,785,663	15,107
	Redwood Trust Inc.	2,235,462	14,508
	Heartland Financial USA Inc.	307,633	13,674
	Nelnet Inc. Class A	130,677	13,180
	BrightSpire Capital Inc. Class A	2,209,662	12,595
*	PRA Group Inc.	632,389	12,433
	F&G Annuities & Life Inc.	320,051	12,178
	Brookline Bancorp Inc.	1,428,736	11,930
*	ProAssurance Corp.	862,901	10,545
	Capitol Federal Financial Inc.	1,908,798	10,479
	Tompkins Financial Corp.	194,902	9,531
*	Ambac Financial Group Inc.	726,846	9,318
	KKR Real Estate Finance Trust Inc.	820,974	7,430
	GCM Grosvenor Inc. Class A	707,396	6,904
*	Columbia Financial Inc.	443,084	6,633
*	AssetMark Financial Holdings Inc.	188,884	6,526
*	World Acceptance Corp.	49,462	6,112
	Eagle Bancorp Inc.	243,364	4,600
	TPG RE Finance Trust Inc.	526,761	4,551
	United Fire Group Inc.	150,312	3,230
*	loanDepot Inc. Class A	1,102,491	1,819
	Associated Capital Group Inc. Class A	19,349	658
			10,642,069
Health Care (6.2%)
*	United Therapeutics Corp.	750,493	239,070
*	Tenet Healthcare Corp.	1,652,585	219,843
	Universal Health Services Inc. Class B	959,119	177,370
	Teleflex Inc.	796,810	167,593
	Encompass Health Corp.	1,703,334	146,129
*	Henry Schein Inc.	2,166,293	138,859
*	Solventum Corp.	2,337,345	123,599
*	Elanco Animal Health Inc.	8,359,772	120,632
*	DaVita Inc.	815,976	113,070
*	Jazz Pharmaceuticals plc	1,013,108	108,129
*	Acadia Healthcare Co. Inc.	1,490,902	100,696
*	Bio-Rad Laboratories Inc. Class A	337,142	92,077
	Organon & Co.	4,350,379	90,053
	DENTSPLY SIRONA Inc.	3,512,587	87,499
*,1	Madrigal Pharmaceuticals Inc.	306,368	85,832
*	Catalent Inc.	1,454,238	81,772
*	Integer Holdings Corp.	566,771	65,626
	Select Medical Holdings Corp.	1,759,627	61,693
	Perrigo Co. plc	2,306,060	59,220
*	Prestige Consumer Healthcare Inc.	844,401	58,137
*	Amedisys Inc.	552,694	50,737
*	Nuvalent Inc. Class A	649,878	49,300
*	Envista Holdings Corp.	2,907,233	48,347
*	ICU Medical Inc.	391,553	46,497
*	Azenta Inc.	866,593	45,600
65

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Enovis Corp.	927,585	41,927
*	Biohaven Ltd.	1,194,809	41,472
*	Krystal Biotech Inc.	217,977	40,029
*	Myriad Genetics Inc.	1,454,457	35,576
*	Fortrea Holdings Inc.	1,513,971	35,336
*	Iovance Biotherapeutics Inc.	4,260,317	34,168
	Premier Inc. Class A	1,773,947	33,120
*	Integra LifeSciences Holdings Corp.	1,133,018	33,016
	Patterson Cos. Inc.	1,364,108	32,902
*	Immunovant Inc.	1,111,755	29,350
*	Ligand Pharmaceuticals Inc.	288,671	24,323
	National HealthCare Corp.	221,403	24,000
*	Supernus Pharmaceuticals Inc.	883,432	23,632
*	Brookdale Senior Living Inc.	3,108,711	21,232
*	Omnicell Inc.	776,824	21,029
*	Owens & Minor Inc.	1,229,339	16,596
*	Avanos Medical Inc.	776,512	15,468
*	Amneal Pharmaceuticals Inc.	2,349,419	14,919
*	Innoviva Inc.	898,079	14,728
*	QuidelOrtho Corp.	423,518	14,069
*	Healthcare Services Group Inc.	1,245,872	13,181
*,1	CG oncology Inc.	393,634	12,427
	Embecta Corp.	975,501	12,194
*	Kiniksa Pharmaceuticals International plc Class A	608,353	11,358
*	Pediatrix Medical Group Inc.	1,423,450	10,747
*	Pacira BioSciences Inc.	372,869	10,668
*	Varex Imaging Corp.	691,867	10,191
*,1	BrightSpring Health Services Inc.	868,731	9,869
*,1	Waystar Holding Corp.	352,386	7,576
*	Day One Biopharmaceuticals Inc.	517,296	7,128
*,1	Summit Therapeutics Inc.	887,883	6,925
*,1	Pacific Biosciences of California Inc.	2,309,894	3,165
*,1	OPKO Health Inc.	2,063,313	2,579
*,1	Multiplan Corp.	2,738,077	1,063
*,1	Tempus AI Inc. Class A	8,856	310
*,1,2	Synergy Pharmaceuticals LLC	1,169,882	—
*,2	OmniAb Inc. 12.5 Earnout	53,581	—
*,2	OmniAb Inc. 15 Earnout	53,581	—
			3,243,653
Industrials (23.4%)
	Booz Allen Hamilton Holding Corp. Class A	2,187,683	336,684
	Carlisle Cos. Inc.	805,265	326,301
	EMCOR Group Inc.	795,024	290,247
*	Builders FirstSource Inc.	2,064,785	285,787
	IDEX Corp.	1,280,524	257,641
	Owens Corning	1,465,949	254,665
	RPM International Inc.	2,178,266	234,556
	Westrock Co.	4,366,965	219,484
	Pentair plc	2,808,527	215,330
	nVent Electric plc	2,808,421	215,153
	AECOM	2,302,832	202,972
	Tetra Tech Inc.	904,994	185,053
	ITT Inc.	1,392,209	179,846
	Allegion plc	1,479,176	174,765
	Hubbell Inc. Class B	454,095	165,963
	CH Robinson Worldwide Inc.	1,881,799	165,824
	Huntington Ingalls Industries Inc.	667,109	164,329
	AptarGroup Inc.	1,120,947	157,841
*	API Group Corp.	4,174,725	157,095
	Regal Rexnord Corp.	1,125,268	152,159
	Crown Holdings Inc.	2,042,814	151,965
	MKS Instruments Inc.	1,136,717	148,432
	Donaldson Co. Inc.	2,036,245	145,714
	Fortune Brands Innovations Inc.	2,115,929	137,408
	WESCO International Inc.	859,841	136,302
	Graphic Packaging Holding Co.	5,198,374	136,249
*	FTI Consulting Inc.	603,871	130,152
	Knight-Swift Transportation Holdings Inc. Class A	2,597,220	129,653
*	Axalta Coating Systems Ltd.	3,732,584	127,542
66

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Applied Industrial Technologies Inc.	653,042	126,690
*	Fluor Corp.	2,895,929	126,118
	Acuity Brands Inc.	521,005	125,791
	Oshkosh Corp.	1,106,361	119,708
	Crane Co.	821,851	119,152
	MSA Safety Inc.	632,912	118,791
*	Kirby Corp.	986,253	118,084
	Allison Transmission Holdings Inc.	1,479,840	112,320
	Berry Global Group Inc.	1,838,604	108,202
	Robert Half Inc.	1,686,378	107,894
	Flowserve Corp.	2,227,108	107,124
	AGCO Corp.	1,072,998	105,025
*	Mohawk Industries Inc.	918,293	104,309
	Vontier Corp.	2,611,912	99,775
*	XPO Inc.	937,585	99,525
	Genpact Ltd.	3,044,635	98,007
*	Beacon Roofing Supply Inc.	1,075,854	97,365
	Sensata Technologies Holding plc	2,550,003	95,345
	Valmont Industries Inc.	341,607	93,754
	Esab Corp.	971,046	91,696
	Louisiana-Pacific Corp.	1,091,231	89,841
	Ryder System Inc.	704,371	87,257
	MDU Resources Group Inc.	3,449,154	86,574
	Sealed Air Corp.	2,463,232	85,696
	Air Lease Corp. Class A	1,789,782	85,068
	Watts Water Technologies Inc. Class A	463,728	85,034
	Sonoco Products Co.	1,662,189	84,306
	Brunswick Corp.	1,143,054	83,180
	Atkore Inc.	616,300	83,157
	Moog Inc. Class A	486,519	81,395
	GATX Corp.	601,194	79,574
*	Summit Materials Inc. Class A	2,063,040	75,528
	Encore Wire Corp.	253,863	73,577
	Brink's Co.	714,572	73,172
	Matson Inc.	549,132	71,920
	HB Fuller Co.	920,886	70,871
	EnerSys	679,167	70,307
	Western Union Co.	5,723,625	69,943
	Zurn Elkay Water Solutions Corp.	2,337,076	68,710
*	Knife River Corp.	957,620	67,167
*	ASGN Inc.	737,681	65,041
	Belden Inc.	688,152	64,549
	Otter Tail Corp.	707,340	61,956
	MSC Industrial Direct Co. Inc. Class A	761,966	60,431
	Korn Ferry	882,715	59,265
	Terex Corp.	1,076,097	59,013
*	MasTec Inc.	537,647	57,523
	Silgan Holdings Inc.	1,354,736	57,346
	ManpowerGroup Inc.	807,014	56,330
*	Gates Industrial Corp. plc	3,537,330	55,925
*	Middleby Corp.	454,784	55,761
	Insperity Inc.	604,212	55,110
*	GMS Inc.	673,841	54,318
	ABM Industries Inc.	1,070,697	54,145
*	SPX Technologies Inc.	372,693	52,975
*	RXO Inc.	1,988,442	51,998
	Enpro Inc.	354,427	51,594
*	Alight Inc. Class A	6,980,883	51,519
	Crane NXT Co.	821,430	50,452
	ADT Inc.	6,513,415	49,502
	Griffon Corp.	754,336	48,172
	Hillenbrand Inc.	1,187,422	47,521
	Brady Corp. Class A	706,232	46,625
	Granite Construction Inc.	746,856	46,283
*	Resideo Technologies Inc.	2,346,527	45,898
	ESCO Technologies Inc.	435,594	45,755
	Albany International Corp. Class A	528,377	44,621
	McGrath RentCorp	415,267	44,247
	UniFirst Corp.	254,887	43,721
	Primoris Services Corp.	861,994	43,005
67

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Hub Group Inc. Class A	992,293	42,718
	Trinity Industries Inc.	1,384,352	41,420
*	AAR Corp.	569,328	41,390
*	Atmus Filtration Technologies Inc.	1,410,115	40,583
	ArcBest Corp.	376,556	40,322
*	Dycom Industries Inc.	233,793	39,455
*	OSI Systems Inc.	273,976	37,677
	Bread Financial Holdings Inc.	838,824	37,378
	AZZ Inc.	479,081	37,009
	Werner Enterprises Inc.	1,019,260	36,520
	EVERTEC Inc.	1,089,591	36,229
*	Aurora Innovation Inc. Class A	13,034,571	36,106
*	Mirion Technologies Inc. Class A	3,165,548	33,998
	Barnes Group Inc.	814,811	33,741
*,1	Joby Aviation Inc.	6,588,825	33,603
*	NCR Atleos Corp.	1,220,774	32,985
*	AMN Healthcare Services Inc.	641,783	32,879
*	Spirit AeroSystems Holdings Inc. Class A	988,780	32,501
	Standex International Corp.	200,525	32,315
	Kennametal Inc.	1,330,774	31,326
*	Hillman Solutions Corp.	3,316,096	29,347
*	O-I Glass Inc.	2,634,155	29,318
*	Hayward Holdings Inc.	2,362,373	29,057
*	Huron Consulting Group Inc.	289,456	28,511
	Vestis Corp.	2,223,721	27,196
	Greenbrier Cos. Inc.	500,281	24,789
	Greif Inc. Class A	415,436	23,875
	Apogee Enterprises Inc.	374,325	23,521
	International Seaways Inc.	396,742	23,459
*	CoreCivic Inc.	1,788,041	23,209
	H&E Equipment Services Inc.	525,212	23,199
	REV Group Inc.	832,328	20,717
*	JELD-WEN Holding Inc.	1,454,284	19,589
	Kforce Inc.	313,263	19,463
	TriMas Corp.	689,143	17,614
*	Thermon Group Holdings Inc.	571,177	17,569
*	AvidXchange Holdings Inc.	1,401,882	16,907
	Deluxe Corp.	744,771	16,728
	Wabash National Corp.	723,587	15,803
	Quanex Building Products Corp.	560,095	15,487
	Schneider National Inc. Class B	626,636	15,140
*	Air Transport Services Group Inc.	1,056,239	14,650
	Pitney Bowes Inc.	2,874,192	14,601
	First Advantage Corp.	859,629	13,814
	Helios Technologies Inc.	280,789	13,408
*	Proto Labs Inc.	428,258	13,229
*,1	Rocket Lab USA Inc.	2,715,719	13,035
*	BrightView Holdings Inc.	958,448	12,747
	Hyster-Yale Inc.	166,270	11,594
	Astec Industries Inc.	385,116	11,423
	Kelly Services Inc. Class A	517,545	11,081
*	American Woodmark Corp.	134,023	10,534
	Heartland Express Inc.	735,489	9,069
*	Conduent Inc.	2,595,984	8,463
	Pactiv Evergreen Inc.	606,092	6,861
	Gorman-Rupp Co.	177,358	6,511
*	Triumph Group Inc.	326,001	5,024
	Kronos Worldwide Inc.	389,082	4,883
*	Sterling Check Corp.	289,234	4,281
*	ZipRecruiter Inc. Class A	454,130	4,128
[1]	Forward Air Corp.	201,298	3,833
	National Presto Industries Inc.	45,178	3,394
	Greif Inc. Class B	35,193	2,199
	TTEC Holdings Inc.	161,344	949
			12,303,029
Real Estate (8.5%)
	Kimco Realty Corp.	11,403,701	221,916
	Gaming & Leisure Properties Inc.	4,363,047	197,253
	Camden Property Trust	1,802,220	196,640
68

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Regency Centers Corp.	3,122,503	194,220
*	Jones Lang LaSalle Inc.	804,573	165,163
	Boston Properties Inc.	2,391,033	147,192
	Omega Healthcare Investors Inc.	4,180,003	143,165
	Federal Realty Investment Trust	1,400,270	141,385
	EastGroup Properties Inc.	814,408	138,531
	NNN REIT Inc.	3,101,635	132,130
*	Zillow Group Inc. Class C	2,657,327	123,273
	Brixmor Property Group Inc.	5,085,140	117,416
	Healthpeak Properties Inc.	5,952,840	116,676
	STAG Industrial Inc.	3,075,154	110,890
	First Industrial Realty Trust Inc.	2,238,750	106,363
	Agree Realty Corp.	1,702,292	105,440
	Lamar Advertising Co. Class A	742,520	88,753
	Vornado Realty Trust	2,900,042	76,242
	Rayonier Inc.	2,514,611	73,150
[1]	SL Green Realty Corp.	1,114,010	63,098
	Kilroy Realty Corp.	1,985,437	61,886
	Sabra Health Care REIT Inc.	3,916,115	60,308
	Cousins Properties Inc.	2,572,525	59,554
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,928,944	57,097
	Macerich Co.	3,649,664	56,351
	EPR Properties	1,280,152	53,741
	Apple Hospitality REIT Inc.	3,689,804	53,650
	PotlatchDeltic Corp.	1,344,979	52,979
	Park Hotels & Resorts Inc.	3,384,459	50,699
	Broadstone Net Lease Inc.	3,187,633	50,588
	Tanger Inc.	1,846,843	50,068
	COPT Defense Properties	1,905,394	47,692
	National Health Investors Inc.	697,845	47,265
	Highwoods Properties Inc.	1,792,775	47,096
	SITE Centers Corp.	3,190,284	46,259
[1]	Medical Properties Trust Inc.	10,134,657	43,680
	LXP Industrial Trust	4,729,804	43,136
*	Cushman & Wakefield plc	3,680,907	38,281
	Douglas Emmett Inc.	2,831,011	37,681
	Urban Edge Properties	2,009,139	37,109
	Sunstone Hotel Investors Inc.	3,445,746	36,042
	Outfront Media Inc.	2,385,142	34,108
	Phillips Edison & Co. Inc.	1,033,627	33,810
*	Equity Commonwealth	1,724,539	33,456
*	GEO Group Inc.	2,190,036	31,449
	Acadia Realty Trust	1,745,458	31,279
	CareTrust REIT Inc.	1,204,713	30,238
*	Compass Inc. Class A	8,362,146	30,104
	Global Net Lease Inc.	3,897,065	28,643
	DiamondRock Hospitality Co.	3,376,503	28,531
*	Zillow Group Inc. Class A	605,469	27,270
	InvenTrust Properties Corp.	1,090,844	27,009
	Retail Opportunity Investments Corp.	2,048,284	25,460
	LTC Properties Inc.	735,474	25,374
	Elme Communities	1,488,667	23,714
	JBG SMITH Properties	1,554,731	23,679
	Newmark Group Inc. Class A	2,174,215	22,242
	Getty Realty Corp.	821,645	21,905
	Empire State Realty Trust Inc. Class A	2,221,631	20,839
	Alexander & Baldwin Inc.	1,228,027	20,827
	DigitalBridge Group Inc.	1,468,237	20,115
	Veris Residential Inc.	1,326,083	19,891
*	Apartment Investment & Management Co. Class A	2,204,656	18,277
	American Assets Trust Inc.	772,588	17,291
	Centerspace	252,245	17,059
	Piedmont Office Realty Trust Inc. Class A	2,095,702	15,194
	Service Properties Trust	2,803,798	14,412
	Pebblebrook Hotel Trust	1,022,314	14,057
	Brandywine Realty Trust	2,768,468	12,403
	Xenia Hotels & Resorts Inc.	865,250	12,399
	Marcus & Millichap Inc.	392,465	12,370
	Hudson Pacific Properties Inc.	2,387,546	11,484
	Uniti Group Inc.	3,861,281	11,275
69

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Forestar Group Inc.	299,511	9,581
	Saul Centers Inc.	202,808	7,457
	RMR Group Inc. Class A	252,820	5,714
	Summit Hotel Properties Inc.	867,924	5,199
	Bridge Investment Group Holdings Inc. Class A	633,295	4,699
	Alexander's Inc.	17,289	3,888
*	Anywhere Real Estate Inc.	795,768	2,634
	Universal Health Realty Income Trust	52,426	2,052
*,2	Spirit MTA REIT	334,911	30
			4,447,476
Technology (6.2%)
	Jabil Inc.	1,938,422	210,881
*	F5 Inc.	991,541	170,773
	Leidos Holdings Inc.	1,143,672	166,839
*	CACI International Inc. Class A	377,174	162,234
	KBR Inc.	2,271,511	145,695
	TD SYNNEX Corp.	1,112,088	128,335
*	Cirrus Logic Inc.	906,228	115,689
*	Insight Enterprises Inc.	550,751	109,247
*	Arrow Electronics Inc.	900,529	108,748
*	Kyndryl Holdings Inc.	3,899,399	102,593
	Science Applications International Corp.	867,379	101,960
*	Qorvo Inc.	806,425	93,578
*	Coherent Corp.	1,289,541	93,440
*	EPAM Systems Inc.	464,403	87,359
*	CCC Intelligent Solutions Holdings Inc.	7,796,999	86,625
	Avnet Inc.	1,529,008	78,729
	Amkor Technology Inc.	1,874,594	75,021
*	Maplebear Inc.	2,232,052	71,738
*	Parsons Corp.	808,698	66,160
	Concentrix Corp.	948,907	60,047
*	Sanmina Corp.	891,191	59,041
*	Synaptics Inc.	668,166	58,932
*	DXC Technology Co.	3,026,743	57,781
*	IAC Inc.	1,222,641	57,281
*	Teradata Corp.	1,635,899	56,537
	Dun & Bradstreet Holdings Inc.	5,614,402	51,989
*	Plexus Corp.	463,315	47,805
	Vishay Intertechnology Inc.	2,117,008	47,209
*	Ziff Davis Inc.	780,219	42,951
	Progress Software Corp.	731,129	39,671
*	IPG Photonics Corp.	461,832	38,974
*	RingCentral Inc. Class A	1,321,796	37,275
*	Informatica Inc. Class A	1,080,159	33,355
*	Blackbaud Inc.	436,697	33,263
*	Verint Systems Inc.	992,008	31,943
*	TTM Technologies Inc.	1,635,651	31,781
*	NCR Voyix Corp.	2,330,127	28,777
	Benchmark Electronics Inc.	579,252	22,857
	Xerox Holdings Corp.	1,871,293	21,744
*	NetScout Systems Inc.	1,147,672	20,991
	CSG Systems International Inc.	477,079	19,641
	Adeia Inc.	1,743,673	19,503
*	Bumble Inc. Class A	1,601,592	16,833
*	ScanSource Inc.	376,340	16,676
*	E2open Parent Holdings Inc.	3,629,291	16,295
*,1	Rubrik Inc. Class A	455,427	13,963
*,1	Klaviyo Inc. Class A	534,969	13,315
*	MaxLinear Inc. Class A	632,771	12,744
*	Couchbase Inc.	636,600	11,624
	SolarWinds Corp.	853,382	10,283
*	N-able Inc.	546,872	8,329
*,1	Trump Media & Technology Group Corp.	230,544	7,550
*	Thoughtworks Holding Inc.	1,654,640	4,699
*	Vimeo Inc.	1,213,287	4,526
	Methode Electronics Inc.	285,252	2,952
*	Cerence Inc.	336,611	953
*	SecureWorks Corp. Class A	34,654	243
			3,235,977
70

Small-Cap Value Index Fund
		Shares	Market Value• ($000)
Telecommunications (1.0%)
	Juniper Networks Inc.	5,497,627	200,443
*	Frontier Communications Parent Inc.	4,204,535	110,075
*	EchoStar Corp. Class A	2,015,608	35,898
	Telephone & Data Systems Inc.	1,524,748	31,608
*	Lumentum Holdings Inc.	571,755	29,114
*	Viavi Solutions Inc.	3,776,366	25,944
	InterDigital Inc.	213,452	24,880
*	Viasat Inc.	1,916,164	24,335
*	Lumen Technologies Inc.	17,170,080	18,887
	Cable One Inc.	37,916	13,422
*	United States Cellular Corp.	219,915	12,276
*,1	Altice USA Inc. Class A	3,718,511	7,586
			534,468
Utilities (4.7%)
	Atmos Energy Corp.	2,364,398	275,807
	NRG Energy Inc.	3,527,596	274,659
	Essential Utilities Inc.	4,164,296	155,453
	Pinnacle West Capital Corp.	1,921,048	146,730
	OGE Energy Corp.	3,388,291	120,962
	NiSource Inc.	3,791,945	109,246
	AES Corp.	6,010,928	105,612
	Evergy Inc.	1,846,498	97,809
*	Stericycle Inc.	1,569,611	91,242
	National Fuel Gas Co.	1,554,978	84,264
	UGI Corp.	3,631,327	83,157
	Southwest Gas Holdings Inc.	1,151,198	81,021
	IDACORP Inc.	856,256	79,760
	Portland General Electric Co.	1,742,513	75,346
	New Jersey Resources Corp.	1,662,943	71,074
	Black Hills Corp.	1,166,098	63,412
	ONE Gas Inc.	956,996	61,104
	ALLETE Inc.	975,548	60,825
	PNM Resources Inc.	1,525,691	56,390
	Spire Inc.	855,464	51,952
	Northwestern Energy Group Inc.	1,036,760	51,921
	Avista Corp.	1,322,678	45,778
	MGE Energy Inc.	611,975	45,727
	American States Water Co.	629,729	45,700
	Clearway Energy Inc. Class C	1,400,708	34,584
	Northwest Natural Holding Co.	643,263	23,228
	Hawaiian Electric Industries Inc.	1,865,954	16,831
*,1	NuScale Power Corp. Class A	1,197,510	13,999
	Clearway Energy Inc. Class A	578,911	13,118
*	Enviri Corp.	677,381	5,846
	Excelerate Energy Inc. Class A	276,060	5,091
*,1	Net Power Inc.	215,294	2,116
			2,449,764
Total Common Stocks (Cost $41,241,478)			52,255,085
Temporary Cash Investments (1.6%)
Money Market Fund (1.6%)
[3,4]	Vanguard Market Liquidity Fund, 5.380% (Cost $834,769)	8,351,343	835,051
Total Investments (101.1%) (Cost $42,076,247)			53,090,136
Other Assets and Liabilities—Net (-1.1%)			(593,620)
Net Assets (100%)			52,496,516
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $550,333,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $594,350,000 was received for securities on loan, of which $593,347,000 is held in Vanguard Market Liquidity Fund and $1,003,000 is held in cash.
REIT—Real Estate Investment Trust.
71

Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	876	90,447	930

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Atmos Energy Corp.	1/31/25	CITNA	21,793	(5.330)	208	—
Blackstone Mortgage Trust Inc. Class A	1/31/25	GSI	8,606	(5.330)	40	—
Dick's Sporting Goods Inc.	1/31/25	CITNA	59,186	(5.330)	—	(3,259)
Invesco Ltd.	8/30/24	BANA	2,514	(5.880)	—	(130)
Williams-Sonoma Inc.	1/31/25	CITNA	65,975	(5.330)	—	(2,685)
					248	(6,074)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
72

Small-Cap Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $41,241,478)	52,255,085
Affiliated Issuers (Cost $834,769)	835,051
Total Investments in Securities	53,090,136
Investment in Vanguard	1,592
Cash	26,012
Cash Collateral Pledged—Futures Contracts	4,270
Cash Collateral Pledged—Over-the-Counter Swap Contracts	3,250
Receivables for Investment Securities Sold	92,527
Receivables for Accrued Income	70,017
Receivables for Capital Shares Issued	13,925
Variation Margin Receivable—Futures Contracts	176
Unrealized Appreciation—Over-the-Counter Swap Contracts	248
Total Assets	53,302,153
Liabilities
Payables for Investment Securities Purchased	34,638
Collateral for Securities on Loan	594,350
Payables for Capital Shares Redeemed	15,332
Payables for Distributions	153,751
Payables to Vanguard	1,492
Unrealized Depreciation—Over-the-Counter Swap Contracts	6,074
Total Liabilities	805,637
Net Assets	52,496,516
1 Includes $550,333,000 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.
73

Small-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	46,231,445
Total Distributable Earnings (Loss)	6,265,071
Net Assets	52,496,516

Investor Shares—Net Assets
Applicable to 2,087,692 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	91,373
Net Asset Value Per Share—Investor Shares	$43.77

ETF Shares—Net Assets
Applicable to 151,080,864 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,571,271
Net Asset Value Per Share—ETF Shares	$182.49

Admiral Shares—Net Assets
Applicable to 247,011,502 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,369,588
Net Asset Value Per Share—Admiral Shares	$78.42

Institutional Shares—Net Assets
Applicable to 124,668,994 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,464,284
Net Asset Value Per Share—Institutional Shares	$43.83
See accompanying Notes, which are an integral part of the Financial Statements.
74

Small-Cap Value Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	495,141
Interest[2]	4,670
Securities Lending—Net	4,331
Total Income	504,142
Expenses
The Vanguard Group—Note B
Investment Advisory Services	515
Management and Administrative—Investor Shares	88
Management and Administrative—ETF Shares	8,016
Management and Administrative—Admiral Shares	5,936
Management and Administrative—Institutional Shares	1,427
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	696
Marketing and Distribution—Admiral Shares	460
Marketing and Distribution—Institutional Shares	101
Custodian Fees	205
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	479
Shareholders’ Reports—Admiral Shares	126
Shareholders’ Reports—Institutional Shares	66
Trustees’ Fees and Expenses	15
Other Expenses	7
Total Expenses	18,140
Net Investment Income	486,002
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	909,189
Futures Contracts	370
Swap Contracts	44,776
Realized Net Gain (Loss)	954,335
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(138,373)
Futures Contracts	(585)
Swap Contracts	(17,580)
Change in Unrealized Appreciation (Depreciation)	(156,538)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,283,799
1	Dividends are net of foreign withholding taxes of $433,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $4,538,000, $19,000, and $59,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,689,974,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
75

Small-Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	486,002	1,108,044
Realized Net Gain (Loss)	954,335	1,330,122
Change in Unrealized Appreciation (Depreciation)	(156,538)	4,746,956
Net Increase (Decrease) in Net Assets Resulting from Operations	1,283,799	7,185,122
Distributions
Investor Shares	(950)	(2,615)
ETF Shares	(296,260)	(573,501)
Admiral Shares	(207,511)	(412,279)
Institutional Shares	(60,004)	(118,067)
Total Distributions	(564,725)	(1,106,462)
Capital Share Transactions
Investor Shares	(22,234)	(51,145)
ETF Shares	157,254	124,360
Admiral Shares	(317,090)	(361,227)
Institutional Shares	(173,025)	105,555
Net Increase (Decrease) from Capital Share Transactions	(355,095)	(182,457)
Total Increase (Decrease)	363,979	5,896,203
Net Assets
Beginning of Period	52,132,537	46,236,334
End of Period	52,496,516	52,132,537
See accompanying Notes, which are an integral part of the Financial Statements.
76

Small-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$43.17	$38.09	$42.87	$34.08	$32.86	$27.35
Investment Operations
Net Investment Income[1]	.374	.855	.722	.724	.550	.543
Net Realized and Unrealized Gain (Loss) on Investments	.667	5.089	(4.777)	8.767	1.208	5.608
Total from Investment Operations	1.041	5.944	(4.055)	9.491	1.758	6.151
Distributions
Dividends from Net Investment Income	(.441)	(.864)	(.725)	(.701)	(.538)	(.641)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.441)	(.864)	(.725)	(.701)	(.538)	(.641)
Net Asset Value, End of Period	$43.77	$43.17	$38.09	$42.87	$34.08	$32.86
Total Return[2]	2.40%	15.86%	-9.43%	27.96%	5.72%	22.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$91	$112	$149	$208	$234	$255
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%[3]	0.19%[3]	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.83%	2.18%	1.83%	1.78%	1.98%	1.76%
Portfolio Turnover Rate[4]	8%	16%	13%	16%	26%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
77

Small-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$180.00	$158.84	$178.77	$142.13	$137.05	$114.05
Investment Operations
Net Investment Income[1]	1.684	3.809	3.273	3.131	2.584	2.840
Net Realized and Unrealized Gain (Loss) on Investments	2.765	21.159	(19.975)	36.640	4.884	22.984
Total from Investment Operations	4.449	24.968	(16.702)	39.771	7.468	25.824
Distributions
Dividends from Net Investment Income	(1.959)	(3.808)	(3.228)	(3.131)	(2.388)	(2.824)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.959)	(3.808)	(3.228)	(3.131)	(2.388)	(2.824)
Net Asset Value, End of Period	$182.49	$180.00	$158.84	$178.77	$142.13	$137.05
Total Return	2.46%	16.00%	-9.29%	28.07%	5.82%	22.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,571	$27,036	$23,786	$26,854	$17,837	$14,808
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.33%	1.99%	1.84%	2.23%	2.19%
Portfolio Turnover Rate[3]	8%	16%	13%	16%	26%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
78

Small-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$77.34	$68.25	$76.81	$61.07	$58.89	$49.01
Investment Operations
Net Investment Income[1]	.722	1.630	1.403	1.381	1.058	1.230
Net Realized and Unrealized Gain (Loss) on Investments	1.200	9.096	(8.576)	15.704	2.148	9.863
Total from Investment Operations	1.922	10.726	(7.173)	17.085	3.206	11.093
Distributions
Dividends from Net Investment Income	(.842)	(1.636)	(1.387)	(1.345)	(1.026)	(1.213)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.842)	(1.636)	(1.387)	(1.345)	(1.026)	(1.213)
Net Asset Value, End of Period	$78.42	$77.34	$68.25	$76.81	$61.07	$58.89
Total Return[2]	2.47%	15.99%	-9.31%	28.09%	5.85%	22.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,370	$19,421	$17,505	$19,307	$14,314	$13,907
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.32%	1.99%	1.89%	2.13%	2.21%
Portfolio Turnover Rate[4]	8%	16%	13%	16%	26%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
79

Small-Cap Value Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$43.23	$38.15	$42.94	$34.14	$32.92	$27.39
Investment Operations
Net Investment Income[1]	.404	.915	.796	.781	.597	.684
Net Realized and Unrealized Gain (Loss) on Investments	.669	5.083	(4.806)	8.775	1.199	5.527
Total from Investment Operations	1.073	5.998	(4.010)	9.556	1.796	6.211
Distributions
Dividends from Net Investment Income	(.473)	(.918)	(.780)	(.756)	(.576)	(.681)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.473)	(.918)	(.780)	(.756)	(.576)	(.681)
Net Asset Value, End of Period	$43.83	$43.23	$38.15	$42.94	$34.14	$32.92
Total Return	2.47%	15.99%	-9.31%	28.11%	5.86%	22.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,464	$5,564	$4,797	$4,733	$3,774	$3,632
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.33%	2.02%	1.91%	2.14%	2.20%
Portfolio Turnover Rate[3]	8%	16%	13%	16%	26%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
80

Small-Cap Value Index Fund
Notes to Financial Statements
Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
81

Small-Cap Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $1,592,000, representing less than 0.01% of the fund’s net assets and 0.64% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
82

Small-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	52,255,055	—	30	52,255,085
Temporary Cash Investments	835,051	—	—	835,051
Total	53,090,106	—	30	53,090,136

Derivative Financial Instruments
Assets
Futures Contracts[1]	930	—	—	930
Swap Contracts	—	248	—	248
Total	930	248	—	1,178
Liabilities
Swap Contracts	—	6,074	—	6,074
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	42,134,440
Gross Unrealized Appreciation	14,762,508
Gross Unrealized Depreciation	(3,811,708)
Net Unrealized Appreciation (Depreciation)	10,950,800
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $5,576,391,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2024, the fund purchased $4,109,530,000 of investment securities and sold $4,435,868,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,291,000,000 and $3,352,941,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $2,207,829,000 and sales were $480,904,000, resulting in net realized loss of $144,665,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,357	101	10,700	270
Issued in Lieu of Cash Distributions	950	21	2,615	67
Redeemed	(27,541)	(634)	(64,460)	(1,642)
Net Increase (Decrease)—Investor Shares	(22,234)	(512)	(51,145)	(1,305)
ETF Shares
Issued	3,504,997	19,254	5,641,115	34,285
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,347,743)	(18,375)	(5,516,755)	(33,825)
Net Increase (Decrease)—ETF Shares	157,254	879	124,360	460
83

Small-Cap Value Index Fund
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,205,403	15,392	2,405,153	34,163
Issued in Lieu of Cash Distributions	181,516	2,283	360,909	5,150
Redeemed	(1,704,009)	(21,762)	(3,127,289)	(44,688)
Net Increase (Decrease)—Admiral Shares	(317,090)	(4,087)	(361,227)	(5,375)
Institutional Shares
Issued	396,924	9,065	804,902	20,622
Issued in Lieu of Cash Distributions	57,572	1,295	113,084	2,885
Redeemed	(627,521)	(14,394)	(812,431)	(20,535)
Net Increase (Decrease)—Institutional Shares	(173,025)	(4,034)	105,555	2,972
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q482 082024
84

Financial Statements
For the six-months ended June 30, 2024
Vanguard U.S. Stock Index Funds
Mid-Capitalization Portfolios
Vanguard Extended Market Index Fund
Vanguard Mid-Cap Index Fund
Vanguard Mid-Cap Growth Index Fund
Vanguard Mid-Cap Value Index Fund

Contents
Extended Market Index Fund	1
Mid-Cap Index Fund	68
Mid-Cap Growth Index Fund	87
Mid-Cap Value Index Fund	101

Extended Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (4.1%)
*	Trade Desk Inc. Class A	6,748,524	659,128
*	Pinterest Inc. Class A	9,085,944	400,418
*	ROBLOX Corp. Class A	7,614,133	283,322
*	Snap Inc. Class A	15,570,942	258,633
*	Liberty Media Corp.-Liberty Formula One Class C	3,283,455	235,883
	New York Times Co. Class A	2,472,091	126,596
*	Roku Inc. Class A	1,914,662	114,746
*	Liberty Broadband Corp. Class C	1,800,307	98,693
	TKO Group Holdings Inc. Class A	893,961	96,539
*	Frontier Communications Parent Inc.	3,368,517	88,188
	Nexstar Media Group Inc. Class A	470,826	78,162
	Endeavor Group Holdings Inc. Class A	2,829,807	76,490
[1]	Warner Music Group Corp. Class A	2,137,139	65,503
*	Liberty Global Ltd. Class C	3,568,725	63,702
*	ZoomInfo Technologies Inc. Class A	4,333,098	55,334
*	Liberty Media Corp.-Liberty SiriusXM	2,369,395	52,506
	Iridium Communications Inc.	1,850,482	49,260
*	IAC Inc.	1,044,564	48,938
*	Madison Square Garden Sports Corp.	249,158	46,874
*	Ziff Davis Inc.	685,438	37,733
*	Yelp Inc. Class A	1,015,613	37,527
	Cogent Communications Holdings Inc.	648,966	36,628
*	Cinemark Holdings Inc.	1,643,217	35,526
	TEGNA Inc.	2,511,052	35,004
*	EchoStar Corp. Class A	1,802,899	32,110
*	Liberty Media Corp.-Liberty SiriusXM Class A	1,425,469	31,574
	Telephone & Data Systems Inc.	1,521,197	31,534
*	Cargurus Inc. Class A	1,195,806	31,330
*	TripAdvisor Inc.	1,672,202	29,782
*,1	Reddit Inc. Class A	454,835	29,059
*	Liberty Global Ltd. Class A	1,647,395	28,714
*	Liberty Media Corp.-Liberty Live Class C	748,935	28,662
*,1	AMC Entertainment Holdings Inc. Class A	5,603,046	27,903
	John Wiley & Sons Inc. Class A	629,537	25,622
*,1	AST SpaceMobile Inc. Class A	2,187,412	25,396
*	Magnite Inc.	1,877,163	24,948
[1]	Cable One Inc.	70,324	24,895
*,1	Trump Media & Technology Group Corp.	752,472	24,643
*	Madison Square Garden Entertainment Corp. Class A	636,919	21,802
*	Liberty Media Corp.-Liberty Formula One Class A	322,549	20,717
*	Atlanta Braves Holdings Inc. Class C	495,450	19,541
*	Cars.com Inc.	957,628	18,865
*	Lumen Technologies Inc.	15,712,377	17,284
*	Lions Gate Entertainment Corp. Class B	1,960,312	16,800
*	Liberty Latin America Ltd. Class C	1,599,761	15,390
*	Bumble Inc. Class A	1,411,169	14,831
*	Sphere Entertainment Co.	411,787	14,437
	Shutterstock Inc.	369,164	14,287
*	QuinStreet Inc.	814,791	13,517
*	PubMatic Inc. Class A	644,578	13,091
*	Globalstar Inc.	11,583,690	12,974
	Shenandoah Telecommunications Co.	792,624	12,944
	Scholastic Corp.	364,560	12,931
*	TechTarget Inc.	402,933	12,559
[1]	Sirius XM Holdings Inc.	4,309,229	12,195
*	United States Cellular Corp.	216,181	12,067
*	Lions Gate Entertainment Corp. Class A	1,263,357	11,901
*	Stagwell Inc. Class A	1,681,913	11,471
	IDT Corp. Class B	304,257	10,929

Extended Market Index Fund
		Shares	Market Value• ($000)
*	ZipRecruiter Inc. Class A	1,184,972	10,771
*	Anterix Inc.	261,084	10,336
*	Integral Ad Science Holding Corp.	1,026,491	9,977
*,1	Atlanta Braves Holdings Inc. Class A	229,555	9,488
*	Gannett Co. Inc.	2,050,351	9,452
*	Vimeo Inc.	2,526,158	9,423
*	Gogo Inc.	964,248	9,276
*	Liberty Media Corp.-Liberty Live Class A	239,192	8,972
*	Thryv Holdings Inc.	496,552	8,849
	Playtika Holding Corp.	1,092,398	8,597
*	Clear Channel Outdoor Holdings Inc.	5,655,538	7,974
	Sinclair Inc.	589,048	7,852
*	Liberty Latin America Ltd. Class A	795,778	7,647
*	Liberty Broadband Corp. Class A	139,903	7,639
*	Ibotta Inc. Class A	97,591	7,335
*	Altice USA Inc. Class A	3,579,487	7,302
*	EverQuote Inc. Class A	329,572	6,875
*,1	Rumble Inc.	1,223,917	6,793
*	National CineMedia Inc.	1,506,167	6,612
*	Nextdoor Holdings Inc.	2,356,869	6,552
	Gray Television Inc.	1,257,826	6,541
*	Cardlytics Inc.	792,406	6,506
*	Eventbrite Inc. Class A	1,337,989	6,476
*	fuboTV Inc.	4,611,395	5,718
*	Bandwidth Inc. Class A	326,646	5,514
*	Vivid Seats Inc. Class A	947,649	5,449
*	MediaAlpha Inc. Class A	413,160	5,441
*	Consolidated Communications Holdings Inc.	1,202,379	5,290
*,1	Advantage Solutions Inc.	1,547,430	4,983
	Spok Holdings Inc.	318,385	4,715
*,1	AMC Networks Inc. Class A	470,197	4,542
*	Boston Omaha Corp. Class A	335,432	4,515
	Marcus Corp.	393,779	4,477
*	WideOpenWest Inc.	773,783	4,186
	ATN International Inc.	179,766	4,099
*,1	Grindr Inc.	301,854	3,695
*	Reservoir Media Inc.	463,388	3,661
*	TrueCar Inc.	1,100,996	3,446
*	EW Scripps Co. Class A	934,720	2,935
*	Playstudios Inc.	1,348,026	2,790
*	Angi Inc. Class A	1,238,924	2,379
*	Outbrain Inc.	475,801	2,369
*	Innovid Corp.	1,237,409	2,289
*,1	Mediaco Holding Inc. Class A	567,002	2,041
*,1	Getty Images Holdings Inc.	611,978	1,995
	Townsquare Media Inc. Class A	179,639	1,969
*	Emerald Holding Inc.	331,961	1,889
*	LiveOne Inc.	1,130,575	1,775
*	iHeartMedia Inc. Class A	1,617,525	1,763
	Entravision Communications Corp. Class A	853,836	1,733
*,1	Skillz Inc. Class A	202,677	1,455
*	DHI Group Inc.	571,362	1,194
	Saga Communications Inc. Class A	69,605	1,096
*	Gaia Inc. Class A	194,494	858
*,1	Golden Matrix Group Inc.	337,201	833
*	Harte Hanks Inc.	101,383	823
*	Travelzoo	106,066	805
*	Lee Enterprises Inc.	69,387	771
*,1	PSQ Holdings Inc.	199,860	753
*	comScore Inc.	49,239	699
*,1,2	NII Holdings Inc.	1,297,367	649
*	Marchex Inc. Class B	400,912	617
*	Zedge Inc. Class B	160,996	491
*,1	SurgePays Inc.	147,196	470
*	Cumulus Media Inc. Class A	227,161	463
*	IZEA Worldwide Inc.	196,466	462
*,1	Kartoon Studios Inc.	445,651	459
	CuriosityStream Inc.	392,619	448
*,1	System1 Inc.	292,042	444
*,1	Urban One Inc. Class A	221,694	441

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Webtoon Entertainment Inc.	19,276	440
*	Paltalk Inc.	99,785	401
*	Fluent Inc.	106,592	385
*	Reading International Inc. Class A	253,566	360
*,1	BuzzFeed Inc. Class A	127,935	353
*	Creative Realities Inc.	65,006	305
*	SPAR Group Inc.	120,632	291
*	KORE Group Holdings Inc.	438,162	186
*,1	Direct Digital Holdings Inc. Class A	45,658	184
*,1	Arena Group Holdings Inc.	201,260	155
	DallasNews Corp.	40,189	144
*	Lendway Inc.	26,670	127
*,1	Stran & Co. Inc.	106,525	119
*	Dolphin Entertainment Inc.	90,154	85
*,1	Cineverse Corp. Class A	94,400	84
*	PodcastOne Inc.	45,954	77
*,1	Hwh International Inc.	52,085	53
*	Beasley Broadcast Group Inc. Class A	66,912	44
*,1	Loop Media Inc.	420,454	42
*,1	Leafly Holdings Inc.	18,287	37
*	Chicken Soup For The Soul Entertainment Inc. Class A	158,744	31
*,1	Collective Audience Inc.	57,900	31
*,1	NextPlat Corp.	26,703	29
*,1	Motorsport Games Inc. Class A	10,638	26
*	Reading International Inc. Class B	1,889	25
*	Urban One Inc.	14,550	22
*,1	Super League Enterprise Inc.	20,785	17
*	Snail Inc. Class A	11,787	10
*,1	Society Pass Inc.	6,415	9
*	Asset Entities Inc. Class B	9,300	4
*,1	Moving Image Technologies Inc.	3,471	2
*	Grom Social Enterprises Inc.	177	—
*,1	Treasure Global Inc.	174	—
			4,089,250
Consumer Discretionary (11.2%)
*	DoorDash Inc. Class A	4,742,668	515,907
*	DraftKings Inc. Class A	7,222,593	275,686
[1]	Williams-Sonoma Inc.	973,671	274,935
*	Burlington Stores Inc.	968,342	232,402
*	Carvana Co. Class A	1,595,744	205,404
	Dick's Sporting Goods Inc.	883,327	189,783
	Wingstop Inc.	444,780	187,991
*	TopBuild Corp.	479,384	184,692
	Toll Brothers Inc.	1,574,705	181,375
	Texas Roadhouse Inc. Class A	1,011,435	173,674
*	Floor & Decor Holdings Inc. Class A	1,623,684	161,410
	Service Corp. International	2,203,276	156,719
*,1	Rivian Automotive Inc. Class A	10,675,016	143,259
*	Light & Wonder Inc.	1,364,505	143,109
	Churchill Downs Inc.	1,012,110	141,291
*	Skechers USA Inc. Class A	2,004,193	138,530
*	Abercrombie & Fitch Co. Class A	774,103	137,666
	Aramark	3,979,013	135,366
	Murphy USA Inc.	286,204	134,361
*	Crocs Inc.	920,009	134,266
	Tempur Sealy International Inc.	2,631,335	124,567
	Gentex Corp.	3,501,724	118,043
*	Duolingo Inc. Class A	562,237	117,322
	Autoliv Inc.	1,096,364	117,300
	H&R Block Inc.	2,115,502	114,724
	Lithia Motors Inc. Class A	415,195	104,816
	Hyatt Hotels Corp. Class A	682,488	103,684
	Vail Resorts Inc.	574,547	103,493
*,1	GameStop Corp. Class A	4,088,783	100,952
	Lear Corp.	856,390	97,808
*	Planet Fitness Inc. Class A	1,324,871	97,497
*	Bright Horizons Family Solutions Inc.	877,348	96,578
*	Ollie's Bargain Outlet Holdings Inc.	933,728	91,664
*	Five Below Inc.	840,083	91,544

Extended Market Index Fund
		Shares	Market Value• ($000)
	PVH Corp.	852,215	90,224
	Wyndham Hotels & Resorts Inc.	1,216,143	89,995
	Meritage Homes Corp.	548,854	88,832
*	Taylor Morrison Home Corp. Class A	1,591,669	88,242
*	Mattel Inc.	5,241,789	85,232
*	Valvoline Inc.	1,958,289	84,598
	Whirlpool Corp.	827,097	84,529
	Macy's Inc.	4,169,261	80,050
*	Modine Manufacturing Co.	792,513	79,402
	Gap Inc.	3,278,950	78,334
	KB Home	1,104,983	77,548
*	Wayfair Inc. Class A	1,457,936	76,877
	Thor Industries Inc.	808,999	75,601
	Brunswick Corp.	1,026,861	74,725
	Installed Building Products Inc.	355,909	73,203
*	Asbury Automotive Group Inc.	305,329	69,575
	VF Corp.	5,020,000	67,770
	Polaris Inc.	801,918	62,798
	Harley-Davidson Inc.	1,861,316	62,429
*	Grand Canyon Education Inc.	440,887	61,685
	Signet Jewelers Ltd.	673,436	60,326
	Academy Sports & Outdoors Inc.	1,119,915	59,635
*	AutoNation Inc.	371,567	59,220
	Group 1 Automotive Inc.	199,122	59,195
*	Boot Barn Holdings Inc.	456,549	58,863
*	Capri Holdings Ltd.	1,756,768	58,114
	Advance Auto Parts Inc.	914,899	57,941
*	RH	231,389	56,561
	American Eagle Outfitters Inc.	2,803,833	55,965
	Boyd Gaming Corp.	1,008,503	55,569
*	Skyline Champion Corp.	812,860	55,071
*	Dutch Bros Inc. Class A	1,297,834	53,730
*	Tri Pointe Homes Inc.	1,420,847	52,927
*	M/I Homes Inc.	417,725	51,021
*	Shake Shack Inc. Class A	562,335	50,610
	Kontoor Brands Inc.	749,352	49,570
*	YETI Holdings Inc.	1,296,339	49,455
*	Goodyear Tire & Rubber Co.	4,259,556	48,346
*	Brinker International Inc.	666,576	48,253
*	Chewy Inc. Class A	1,758,332	47,897
	Travel + Leisure Co.	1,064,679	47,889
*,1	Penn Entertainment Inc.	2,308,731	44,686
*	Visteon Corp.	415,695	44,355
	Steven Madden Ltd.	1,031,681	43,640
	Penske Automotive Group Inc.	291,421	43,428
*	Stride Inc.	615,495	43,392
	Marriott Vacations Worldwide Corp.	493,023	43,051
*	Sweetgreen Inc. Class A	1,417,440	42,722
[1]	Choice Hotels International Inc.	358,464	42,657
	Wendy's Co.	2,488,028	42,197
*	Hilton Grand Vacations Inc.	1,031,662	41,710
	Red Rock Resorts Inc. Class A	755,661	41,508
	LCI Industries	391,993	40,524
	Columbia Sportswear Co.	507,975	40,171
*	Cavco Industries Inc.	115,357	39,933
	Kohl's Corp.	1,709,218	39,295
*	Frontdoor Inc.	1,161,124	39,234
*	Adtalem Global Education Inc.	568,213	38,758
*	Dorman Products Inc.	423,107	38,706
	Strategic Education Inc.	338,138	37,418
*	Six Flags Entertainment Corp.	1,116,642	37,006
	Newell Brands Inc.	5,711,705	36,612
	Graham Holdings Co. Class B	51,606	36,101
	Century Communities Inc.	435,109	35,531
	Patrick Industries Inc.	320,079	34,745
*	Urban Outfitters Inc.	845,802	34,720
*	Vista Outdoor Inc.	902,210	33,968
	Carter's Inc.	541,904	33,582
*,1	Mobileye Global Inc. Class A	1,189,587	33,410
*	Adient plc	1,349,725	33,352

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Helen of Troy Ltd.	355,210	32,942
*	Topgolf Callaway Brands Corp.	2,100,885	32,144
	Nordstrom Inc.	1,507,668	31,993
	ADT Inc.	4,179,644	31,765
	Foot Locker Inc.	1,266,630	31,564
*,1	Lucid Group Inc.	12,068,256	31,498
	Levi Strauss & Co. Class A	1,592,673	30,707
*	Fox Factory Holding Corp.	625,525	30,144
	Laureate Education Inc.	1,990,310	29,735
	Cheesecake Factory Inc.	721,835	28,361
*	United Parks & Resorts Inc.	522,151	28,358
*	LGI Homes Inc.	315,736	28,255
	Acushnet Holdings Corp.	439,602	27,906
	Phinia Inc.	687,925	27,077
*	Sonos Inc.	1,824,399	26,928
*	Hanesbrands Inc.	5,453,733	26,887
*,1	QuantumScape Corp. Class A	5,406,206	26,599
	Bloomin' Brands Inc.	1,341,990	25,806
*	Under Armour Inc. Class C	3,906,345	25,508
	Winnebago Industries Inc.	450,407	24,412
	Dana Inc.	1,982,727	24,031
*	Gentherm Inc.	481,546	23,750
	Papa John's International Inc.	504,349	23,694
	La-Z-Boy Inc.	635,085	23,676
	Leggett & Platt Inc.	2,065,654	23,672
[1]	Dillard's Inc. Class A	53,442	23,535
	Oxford Industries Inc.	227,792	22,813
	Worthington Enterprises Inc.	473,465	22,409
*	Green Brick Partners Inc.	389,485	22,294
	Perdoceo Education Corp.	1,017,597	21,797
*	Victoria's Secret & Co.	1,203,582	21,267
*	Cava Group Inc.	228,555	21,198
	Upbound Group Inc.	688,673	21,142
*	OneSpaWorld Holdings Ltd.	1,371,032	21,073
*	Dave & Buster's Entertainment Inc.	496,574	19,769
*	ODP Corp.	479,324	18,823
*	Warby Parker Inc. Class A	1,171,259	18,810
*	Peloton Interactive Inc. Class A	5,409,631	18,285
*	Sally Beauty Holdings Inc.	1,630,448	17,495
*	Garrett Motion Inc.	2,010,614	17,271
*	Life Time Group Holdings Inc.	912,586	17,184
	Wolverine World Wide Inc.	1,264,125	17,091
*	G-III Apparel Group Ltd.	625,625	16,936
	Buckle Inc.	457,044	16,883
*	Vizio Holding Corp. Class A	1,561,365	16,863
	Caleres Inc.	480,930	16,159
*	National Vision Holdings Inc.	1,216,681	15,926
*	Sabre Corp.	5,924,934	15,820
	Hibbett Inc.	180,806	15,768
	Winmark Corp.	44,378	15,649
	Jack in the Box Inc.	300,985	15,332
[1]	Cracker Barrel Old Country Store Inc.	343,726	14,492
	Krispy Kreme Inc.	1,308,774	14,082
	Monarch Casino & Resort Inc.	205,096	13,973
*	American Axle & Manufacturing Holdings Inc.	1,821,584	12,733
	Sonic Automotive Inc. Class A	230,890	12,577
*	Playa Hotels & Resorts NV	1,484,375	12,454
*	BJ's Restaurants Inc.	357,503	12,405
*	Beazer Homes USA Inc.	440,168	12,096
*	Leslie's Inc.	2,870,341	12,027
*	Under Armour Inc. Class A	1,785,939	11,912
*	Udemy Inc.	1,374,709	11,864
*	Coursera Inc.	1,650,213	11,816
*	XPEL Inc.	330,897	11,767
	Camping World Holdings Inc. Class A	652,464	11,653
*	Everi Holdings Inc.	1,353,737	11,371
*	Malibu Boats Inc. Class A	323,694	11,342
*	Rush Street Interactive Inc.	1,170,011	11,220
	Monro Inc.	463,458	11,058
	Arhaus Inc. Class A	640,963	10,858

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Hovnanian Enterprises Inc. Class A	75,005	10,645
	Sturm Ruger & Co. Inc.	253,339	10,552
	Golden Entertainment Inc.	331,190	10,303
*	Figs Inc. Class A	1,932,896	10,302
*	MarineMax Inc.	313,459	10,147
	Ethan Allen Interiors Inc.	360,391	10,051
*	Mister Car Wash Inc.	1,405,435	10,007
*	Universal Technical Institute Inc.	611,505	9,619
	Smith & Wesson Brands Inc.	663,784	9,519
	Shoe Carnival Inc.	250,409	9,238
*	Beyond Inc.	702,470	9,188
*	Dream Finders Homes Inc. Class A	354,762	9,160
	Dine Brands Global Inc.	247,497	8,959
*	Accel Entertainment Inc. Class A	867,974	8,905
*	Revolve Group Inc. Class A	543,038	8,640
[1]	Guess? Inc.	421,729	8,603
[1]	Bowlero Corp. Class A	586,490	8,498
	Standard Motor Products Inc.	299,506	8,305
*	Stoneridge Inc.	472,036	7,534
*	Portillo's Inc. Class A	747,801	7,269
*	Chuy's Holdings Inc.	271,646	7,041
*	PlayAGS Inc.	603,175	6,937
*	First Watch Restaurant Group Inc.	383,410	6,733
*,1	Luminar Technologies Inc. Class A	4,366,469	6,506
*	Stitch Fix Inc. Class A	1,479,168	6,139
	Arko Corp.	970,299	6,084
	RCI Hospitality Holdings Inc.	139,370	6,071
*,1	Groupon Inc. Class A	390,522	5,975
	Movado Group Inc.	240,211	5,972
*	Denny's Corp.	820,538	5,826
*	America's Car-Mart Inc.	95,167	5,730
	Haverty Furniture Cos. Inc.	225,413	5,701
*	Xponential Fitness Inc. Class A	363,257	5,667
*	Lindblad Expeditions Holdings Inc.	581,811	5,614
*	European Wax Center Inc. Class A	565,194	5,612
*	Bally's Corp.	458,800	5,492
*	Kura Sushi USA Inc. Class A	86,763	5,474
	Carriage Services Inc. Class A	203,273	5,456
*	Lovesac Co.	237,762	5,369
*	Funko Inc. Class A	544,298	5,312
*	American Public Education Inc.	295,284	5,191
*	Zumiez Inc.	263,405	5,131
*	Chegg Inc.	1,607,387	5,079
	Build-A-Bear Workshop Inc.	196,906	4,976
*,1	Global Business Travel Group I	753,364	4,972
*	El Pollo Loco Holdings Inc.	436,875	4,941
*	Petco Health & Wellness Co. Inc. Class A	1,307,250	4,941
*	OneWater Marine Inc. Class A	178,495	4,921
	Aaron's Co. Inc.	489,510	4,885
*	Lincoln Educational Services Corp.	395,329	4,689
*	MasterCraft Boat Holdings Inc.	245,342	4,632
	Designer Brands Inc. Class A	675,818	4,616
*,1	Cricut Inc. Class A	765,228	4,584
*,1	RealReal Inc.	1,426,567	4,551
*,1	Savers Value Village Inc.	358,247	4,385
*	Genesco Inc.	165,718	4,285
*	1-800-Flowers.com Inc. Class A	422,182	4,019
*,1	iRobot Corp.	436,482	3,976
	Johnson Outdoors Inc. Class A	109,852	3,843
	Rocky Brands Inc.	103,347	3,820
*	Target Hospitality Corp.	422,050	3,676
*,1	EVgo Inc. Class A	1,496,196	3,666
*	Inspired Entertainment Inc.	390,783	3,576
*	Smith Douglas Homes Corp. Class A	140,160	3,277
*	Qurate Retail Inc. Class A	5,168,848	3,256
*,1	Soho House & Co. Inc. Class A	606,096	3,218
*	Cooper-Standard Holdings Inc.	253,931	3,159
*	Sleep Number Corp.	324,309	3,104
*,1	Solid Power Inc.	1,845,881	3,046
*	GoPro Inc. Class A	2,138,367	3,036

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Tile Shop Holdings Inc.	430,452	2,983
*	Potbelly Corp.	360,656	2,896
*	Destination XL Group Inc.	784,133	2,854
	Superior Group of Cos. Inc.	146,415	2,769
*,1	BARK Inc.	1,511,333	2,736
	Lakeland Industries Inc.	119,183	2,734
	Clarus Corp.	405,613	2,730
	Nathan's Famous Inc.	40,172	2,723
	Weyco Group Inc.	89,155	2,703
*	Holley Inc.	744,597	2,666
*,1	Citi Trends Inc.	125,362	2,665
*	Biglari Holdings Inc. Class B	13,499	2,610
	J. Jill Inc.	71,057	2,485
	Hooker Furnishings Corp.	168,196	2,435
*	Legacy Housing Corp.	105,382	2,417
*	Lands' End Inc.	174,736	2,375
*	Traeger Inc.	983,332	2,360
*	Full House Resorts Inc.	464,696	2,323
*	Vera Bradley Inc.	363,887	2,278
*	AMMO Inc.	1,303,598	2,190
*	Universal Electronics Inc.	180,911	2,102
*	Tilly's Inc. Class A	332,060	2,002
*	GrowGeneration Corp.	917,476	1,973
*	JAKKS Pacific Inc.	108,924	1,951
*	ThredUp Inc. Class A	1,123,178	1,909
	Hamilton Beach Brands Holding Co. Class A	108,742	1,869
*,1	Canoo Inc.	854,517	1,820
*,1	Red Robin Gourmet Burgers Inc.	236,833	1,793
*	American Outdoor Brands Inc.	197,675	1,779
	Bassett Furniture Industries Inc.	124,057	1,763
	Escalade Inc.	127,326	1,756
*	Latham Group Inc.	578,638	1,753
*,1	ContextLogic Inc. Class A	304,628	1,739
	Flexsteel Industries Inc.	54,815	1,703
*	Nerdy Inc.	1,010,205	1,687
*	Motorcar Parts of America Inc.	273,322	1,686
	Marine Products Corp.	165,436	1,671
*	Landsea Homes Corp.	180,960	1,663
*	1stdibs.com Inc.	364,824	1,638
*,1	Children's Place Inc.	191,068	1,555
*	ONE Group Hospitality Inc.	350,236	1,489
	Cato Corp. Class A	255,761	1,417
*	Strattec Security Corp.	55,293	1,382
*,1	WW International Inc.	1,181,338	1,382
	Lifetime Brands Inc.	159,241	1,368
*,1	Mondee Holdings Inc. Class A	562,071	1,349
*,1	Pinstripes Holdings Inc.	476,155	1,309
*,1	Sportsman's Warehouse Holdings Inc.	542,914	1,308
[1]	PetMed Express Inc.	308,394	1,249
*	Unifi Inc.	211,835	1,248
*,1	Torrid Holdings Inc.	149,601	1,121
*	Duluth Holdings Inc. Class B	296,363	1,094
*	Century Casinos Inc.	390,057	1,080
*	Superior Industries International Inc.	325,372	1,057
	Crown Crafts Inc.	184,550	965
*	Solo Brands Inc. Class A	417,333	952
[1]	Big 5 Sporting Goods Corp.	317,636	940
*	Fossil Group Inc.	651,683	938
*,1	Tupperware Brands Corp.	650,628	911
*	Purple Innovation Inc. Class A	873,128	908
*	GAN Ltd.	585,494	864
*,1	Noodles & Co. Class A	539,074	852
*	RumbleON Inc. Class B	198,808	815
*	CarParts.com Inc.	748,942	749
*,1	Big Lots Inc.	400,772	693
*,1	Allbirds Inc. Class A	1,381,393	691
*	VOXX International Corp. Class A	215,211	680
*	Culp Inc.	147,833	662
*,1	Rent the Runway Inc. Class A	35,400	622
*,1	United Homes Group Inc.	108,898	620

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Barnes & Noble Education Inc.	96,759	619
*	LL Flooring Holdings Inc.	426,076	609
*,1	PLBY Group Inc.	781,211	607
*,1	Sonder Holdings Inc.	126,412	585
*,1	Regis Corp.	23,958	551
*,1	Grove Collaborative Holdings	307,237	544
*	Biglari Holdings Inc. Class A	580	529
*,1	Allurion Technologies Inc.	505,196	504
	Ark Restaurants Corp.	38,656	503
	Canterbury Park Holding Corp.	22,434	490
*,1	Koss Corp.	109,767	488
*,1	Lazydays Holdings Inc.	180,535	459
*	Live Ventures Inc.	20,027	454
*,1	Sypris Solutions Inc.	191,121	367
*	Envela Corp.	79,294	356
*	Rave Restaurant Group Inc.	176,306	349
*	Brilliant Earth Group Inc. Class A	149,812	333
*	GEN Restaurant Group Inc. Class A	36,095	327
	AMCON Distributing Co.	2,188	309
*,1	Mullen Automotive Inc.	122,890	295
*	Kirkland's Inc.	180,002	293
*,1	Faraday Future Intelligent Electric Inc. Class A	565,693	287
*	Envirotech Vehicles Inc.	145,217	277
*,1	Vacasa Inc. Class A	56,077	273
*	Beachbody Co. Inc.	31,614	267
*	Container Store Group Inc.	488,250	264
*	Lulu's Fashion Lounge Holdings Inc.	132,135	244
*,1	Aterian Inc.	83,041	233
[1]	Flanigan's Enterprises Inc.	8,550	230
*	Conn's Inc.	197,329	218
*,1	Workhorse Group Inc.	130,849	205
*,1	Vroom Inc.	21,937	204
*,1	2U Inc.	38,475	197
	FAT Brands Inc. Class A	36,041	185
*	Good Times Restaurants Inc.	66,456	168
*	Nephros Inc.	72,338	153
*	Yunhong Green CTI Ltd.	121,102	151
*	Wag! Group Co.	88,471	142
*,1	Amesite Inc.	43,962	135
*,1	XWELL Inc.	74,690	134
*,1	Hall of Fame Resort & Entertainment Co.	43,744	126
*	Dixie Group Inc.	188,725	124
*	Educational Development Corp.	64,779	122
	Jerash Holdings US Inc.	38,405	117
*,1	Worksport Ltd.	145,891	114
*,1	aka Brands Holding Corp.	6,085	93
*	Tandy Leather Factory Inc.	17,314	78
*	Allied Gaming & Entertainment Inc.	61,060	78
*	Charles & Colvard Ltd.	44,411	76
*	Inspirato Inc.	19,707	69
*	Xcel Brands Inc.	113,190	67
*	Vince Holding Corp.	45,481	63
*	Delta Apparel Inc.	85,609	50
*,1	Forward Industries Inc.	10,127	48
*,1	BurgerFi International Inc.	167,859	34
*,1	AYRO Inc.	44,007	34
*	Twin Vee PowerCats Co.	60,192	33
*,1	Emerson Radio Corp.	47,444	28
*,1	MGO Global Inc.	38,582	22
*,1	Toughbuilt Industries Inc.	2,844	15
*,1	Forza X1 Inc.	33,785	14
*,1	Nova Lifestyle Inc.	8,036	13
*,1	Serve Robotics Inc.	6,151	12
	FAT Brands Inc. Class B	2,238	11
*,1	Kaival Brands Innovations Group Inc.	7,394	11
*,1	Digital Brands Group Inc.	3,261	5
*,1	Greenlane Holdings Inc. Class A	10,695	4
*,1	Lottery.com Inc.	4,115	4
*,1	Nxu Inc. Class A	8,128	3
*	BT Brands Inc.	1,151	2

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Singing Machine Co. Inc.	445	1
*	ECD Automotive Design Inc.	968	1
*,2	Amergent Hospitality Group Inc.	19,975	—
*,2	GCI Liberty Inc.	1,322,036	—
*,1,2	Empire Resorts Inc.	15,517	—
*	Phoenix Motor Inc.	91	—
			11,131,816
Consumer Staples (3.0%)
	Casey's General Stores Inc.	561,849	214,379
*	US Foods Holding Corp.	3,427,218	181,574
*	BJ's Wholesale Club Holdings Inc.	2,022,099	177,621
*	elf Beauty Inc.	842,655	177,564
*	Performance Food Group Co.	2,356,060	155,759
*,1	Celsius Holdings Inc.	2,262,213	129,150
*	Sprouts Farmers Market Inc.	1,525,173	127,596
	Albertsons Cos. Inc. Class A	6,099,261	120,460
	Ingredion Inc.	990,014	113,555
*	BellRing Brands Inc.	1,977,905	113,017
*	Freshpet Inc.	733,827	94,950
*	Darling Ingredients Inc.	2,423,751	89,073
*	Post Holdings Inc.	761,603	79,329
	Coca-Cola Consolidated Inc.	71,054	77,094
	Flowers Foods Inc.	2,909,541	64,592
	Lancaster Colony Corp.	307,266	58,064
*	Coty Inc. Class A	5,572,297	55,834
*	Simply Good Foods Co.	1,370,347	49,511
	WD-40 Co.	202,294	44,432
*	Boston Beer Co. Inc. Class A	138,666	42,300
	Cal-Maine Foods Inc.	626,887	38,309
	Spectrum Brands Holdings Inc.	444,828	38,224
	J & J Snack Foods Corp.	230,665	37,453
*	Grocery Outlet Holding Corp.	1,539,661	34,057
	Inter Parfums Inc.	265,552	30,812
	PriceSmart Inc.	373,062	30,293
	Energizer Holdings Inc.	1,023,691	30,240
	Edgewell Personal Care Co.	735,434	29,557
*	TreeHouse Foods Inc.	735,855	26,962
	Andersons Inc.	489,396	24,274
*	Pilgrim's Pride Corp.	627,108	24,137
	Reynolds Consumer Products Inc.	812,310	22,728
*	Central Garden & Pet Co. Class A	672,140	22,201
	Vector Group Ltd.	2,068,023	21,859
*	Chefs' Warehouse Inc.	548,220	21,441
*	Vital Farms Inc.	429,282	20,078
	MGP Ingredients Inc.	242,875	18,070
	Utz Brands Inc.	1,059,405	17,629
	National Beverage Corp.	339,019	17,371
	Universal Corp.	356,799	17,194
	WK Kellogg Co.	1,031,165	16,973
	Weis Markets Inc.	260,013	16,321
*	Herbalife Ltd.	1,543,050	16,032
	Ingles Markets Inc. Class A	227,387	15,601
	John B Sanfilippo & Son Inc.	140,385	13,641
*	Vita Coco Co. Inc.	473,284	13,181
*	United Natural Foods Inc.	922,294	12,082
	Seaboard Corp.	3,768	11,910
	Fresh Del Monte Produce Inc.	519,982	11,362
*	Central Garden & Pet Co.	291,478	11,222
	SpartanNash Co.	540,928	10,148
	B&G Foods Inc.	1,221,442	9,869
*	Hain Celestial Group Inc.	1,407,053	9,723
	Turning Point Brands Inc.	289,854	9,301
	Nu Skin Enterprises Inc. Class A	786,759	8,292
	Tootsie Roll Industries Inc.	264,948	8,099
*	USANA Health Sciences Inc.	176,354	7,978
*	Mission Produce Inc.	690,352	6,821
*,1	Beyond Meat Inc.	1,007,003	6,757
	Calavo Growers Inc.	294,757	6,691
	Oil-Dri Corp. of America	79,942	5,123

Extended Market Index Fund
		Shares	Market Value• ($000)
	Limoneira Co.	245,425	5,107
*,1	Westrock Coffee Co.	463,648	4,743
*	Duckhorn Portfolio Inc.	657,999	4,672
*	Seneca Foods Corp. Class A	81,005	4,650
*,1	BRC Inc. Class A	620,053	3,801
	Medifast Inc.	162,005	3,535
	Natural Grocers by Vitamin Cottage Inc.	145,996	3,095
*	Honest Co. Inc.	988,551	2,887
*	Mama's Creations Inc.	406,641	2,741
*	Nature's Sunshine Products Inc.	180,589	2,721
*	Olaplex Holdings Inc.	1,764,449	2,717
	Village Super Market Inc. Class A	102,748	2,714
*	Whole Earth Brands Inc.	532,276	2,587
*,1	Beauty Health Co.	1,266,061	2,431
*,1	FitLife Brands Inc.	53,386	1,778
	Alico Inc.	65,127	1,687
*	HF Foods Group Inc.	540,508	1,622
	Lifevantage Corp.	195,613	1,256
*	Lifeway Foods Inc.	85,576	1,093
*	Veru Inc.	1,258,166	1,058
*	Farmer Bros Co.	295,818	793
	Natural Health Trends Corp.	111,509	792
*	Laird Superfood Inc.	102,546	576
*,1	Safety Shot Inc.	449,210	521
	United-Guardian Inc.	52,417	469
*	Natural Alternatives International Inc.	75,454	454
*,1	Barfresh Food Group Inc.	121,362	444
*,1	Zevia PBC Class A	618,243	417
*	Coffee Holding Co. Inc.	164,749	386
*	Seneca Foods Corp. Class B	5,010	293
*	Willamette Valley Vineyards Inc.	72,379	284
*,1	Benson Hill Inc.	1,779,607	271
*	Reborn Coffee Inc.	33,056	230
*	Rocky Mountain Chocolate Factory Inc.	97,457	214
*,1	Guardion Health Sciences Inc.	14,852	150
*,1	Local Bounti Corp.	53,924	150
*	Sadot Group Inc.	275,710	105
*,1	Flora Growth Corp.	88,780	91
*	Splash Beverage Group Inc.	301,169	69
*	Vintage Wine Estates Inc.	431,243	60
*	Bridgford Foods Corp.	5,858	59
*	Mannatech Inc.	7,559	53
*	S&W Seed Co.	140,870	51
*,1	Arcadia Biosciences Inc.	14,038	44
*	Real Good Food Co. Inc. Class A	80,958	41
*	Maison Solutions Inc. Class A	27,800	37
*	Nocera Inc.	27,467	30
*	AXIL Brands Inc.	3,366	26
*	Upexi Inc.	69,176	25
*,1	Better Choice Co. Inc.	5,950	23
*,1	Stryve Foods Inc. Class A	6,642	12
*,1	22nd Century Group Inc.	13,096	10
*,1	Eastside Distilling Inc.	8,697	9
*,1	Edible Garden AG Inc.	1,767	2
*	Hempacco Co. Inc.	97	—
*	African Agriculture Holdings Inc.	893	—
			2,979,956
Energy (4.9%)
	Cheniere Energy Inc.	3,463,292	605,487
[1]	Texas Pacific Land Corp.	282,642	207,536
	Ovintiv Inc.	3,766,814	176,551
	TechnipFMC plc	6,544,800	171,146
	Chord Energy Corp.	939,235	157,491
*	Antero Resources Corp.	4,435,520	144,731
[1]	Chesapeake Energy Corp.	1,683,386	138,357
*	Weatherford International plc	1,107,273	135,586
	Permian Resources Corp. Class A	7,765,642	125,415
	Range Resources Corp.	3,682,001	123,457
	HF Sinclair Corp.	2,269,121	121,035

Extended Market Index Fund
		Shares	Market Value• ($000)
	NOV Inc.	5,979,747	113,675
*	Southwestern Energy Co.	16,801,286	113,073
	DT Midstream Inc.	1,473,317	104,650
	Matador Resources Co.	1,753,732	104,522
	Civitas Resources Inc.	1,387,694	95,751
	ChampionX Corp.	2,882,181	95,717
	Murphy Oil Corp.	2,194,853	90,516
	Equitrans Midstream Corp.	6,565,782	85,224
	Noble Corp. plc	1,722,101	76,892
	Antero Midstream Corp.	5,179,618	76,348
	SM Energy Co.	1,736,685	75,077
	PBF Energy Inc. Class A	1,597,704	73,526
*	Valaris Ltd.	943,633	70,301
*	Tidewater Inc.	737,275	70,196
*,1	Transocean Ltd.	11,040,182	59,065
*	CNX Resources Corp.	2,336,594	56,779
	Helmerich & Payne Inc.	1,479,241	53,460
	Viper Energy Inc. Class A	1,396,500	52,411
	Magnolia Oil & Gas Corp. Class A	2,054,242	52,054
	Cactus Inc. Class A	982,609	51,823
	California Resources Corp.	967,853	51,509
	Northern Oil & Gas Inc.	1,366,875	50,807
	Patterson-UTI Energy Inc.	4,676,829	48,452
	Liberty Energy Inc. Class A	2,273,396	47,491
	Archrock Inc.	2,051,210	41,475
*	CONSOL Energy Inc.	398,458	40,655
*	Kosmos Energy Ltd.	7,147,514	39,597
*	Oceaneering International Inc.	1,559,891	36,907
*,1	Uranium Energy Corp.	6,103,738	36,683
	Peabody Energy Corp.	1,598,707	35,363
	International Seaways Inc.	584,182	34,543
*	Expro Group Holdings NV	1,410,154	32,321
*	Talos Energy Inc.	2,390,452	29,044
	Sitio Royalties Corp. Class A	1,202,503	28,391
*	Helix Energy Solutions Group Inc.	2,188,157	26,127
*	Diamond Offshore Drilling Inc.	1,582,840	24,518
	World Kinect Corp.	923,999	23,839
	Delek US Holdings Inc.	923,265	22,860
	Kinetik Holdings Inc. Class A	546,552	22,649
[1]	New Fortress Energy Inc.	1,025,367	22,538
*	Gulfport Energy Corp.	148,662	22,448
	Dorian LPG Ltd.	529,064	22,200
*	Par Pacific Holdings Inc.	801,684	20,242
	Crescent Energy Co. Class A	1,570,366	18,609
*	US Silica Holdings Inc.	1,186,732	18,335
	Atlas Energy Solutions Inc. Class A	918,572	18,307
*,1	Vital Energy Inc.	382,099	17,126
*	Green Plains Inc.	995,325	15,786
	Core Laboratories Inc.	740,204	15,019
	Comstock Resources Inc.	1,419,478	14,734
*	Bristow Group Inc. Class A	379,860	12,737
	Select Water Solutions Inc. Class A	1,145,158	12,253
	CVR Energy Inc.	449,351	12,029
*	ProPetro Holding Corp.	1,330,785	11,538
*	REX American Resources Corp.	235,854	10,753
*	Dril-Quip Inc.	561,671	10,447
*,1	Sable Offshore Corp.	680,992	10,263
*	NextDecade Corp.	1,269,100	10,077
*	Nabors Industries Ltd.	140,299	9,984
*	Newpark Resources Inc.	1,146,860	9,530
	VAALCO Energy Inc.	1,489,765	9,341
*,1	Tellurian Inc.	13,313,006	9,221
*	SilverBow Resources Inc.	241,585	9,139
*	Centrus Energy Corp. Class A	203,025	8,679
	Vitesse Energy Inc.	364,910	8,648
	RPC Inc.	1,321,763	8,261
	Kodiak Gas Services Inc.	291,761	7,953
*	Clean Energy Fuels Corp.	2,804,875	7,489
	Overseas Shipholding Group Inc. Class A	853,127	7,234
	Berry Corp.	1,067,993	6,899

Extended Market Index Fund
		Shares	Market Value• ($000)
	SandRidge Energy Inc.	516,749	6,682
*	TETRA Technologies Inc.	1,856,463	6,423
*	SEACOR Marine Holdings Inc.	401,743	5,419
	Excelerate Energy Inc. Class A	289,263	5,334
*	Oil States International Inc.	1,058,377	4,699
*	DMC Global Inc.	307,961	4,441
[1]	HighPeak Energy Inc.	287,252	4,039
	Solaris Oilfield Infrastructure Inc. Class A	464,376	3,984
*	Amplify Energy Corp.	548,319	3,718
	W&T Offshore Inc.	1,663,759	3,560
	Riley Exploration Permian Inc.	119,669	3,388
*	Natural Gas Services Group Inc.	150,390	3,026
*	Hallador Energy Co.	379,079	2,945
*	Forum Energy Technologies Inc.	153,646	2,590
	Granite Ridge Resources Inc.	399,914	2,531
*	ProFrac Holding Corp. Class A	323,380	2,396
	Evolution Petroleum Corp.	446,295	2,352
	Ranger Energy Services Inc. Class A	210,327	2,213
*,1	Gevo Inc.	3,824,818	2,131
	FutureFuel Corp.	393,445	2,018
	NACCO Industries Inc. Class A	60,429	1,672
*,1	Empire Petroleum Corp.	320,864	1,656
*	Geospace Technologies Corp.	183,849	1,651
*,1	Aemetis Inc.	524,228	1,578
	Epsilon Energy Ltd.	282,496	1,540
	Adams Resources & Energy Inc.	49,775	1,394
	PHX Minerals Inc.	398,834	1,300
*	Smart Sand Inc.	599,189	1,264
*	Gulf Island Fabrication Inc.	207,420	1,259
*	OPAL Fuels Inc. Class A	300,007	1,227
*,1	Vertex Energy Inc.	1,257,698	1,188
*	Mammoth Energy Services Inc.	342,713	1,124
*	Ring Energy Inc.	642,522	1,086
*,1	KLX Energy Services Holdings Inc.	217,845	1,078
	Energy Services of America Corp.	132,368	948
*	PrimeEnergy Resources Corp.	7,468	794
*	Profire Energy Inc.	498,092	707
*	American Resources Corp.	824,157	603
*	Lightbridge Corp.	162,218	547
*,1	Nine Energy Service Inc.	274,731	462
*	Superior Drilling Products Inc.	198,912	259
*	Houston American Energy Corp.	164,070	212
[1]	Dawson Geophysical Co.	106,125	207
*	Independence Contract Drilling Inc.	152,868	199
	Mexco Energy Corp.	17,490	198
*,1	Drilling Tools International Corp.	34,754	195
	Barnwell Industries Inc.	80,914	190
*	Comstock Inc.	1,079,084	177
*	Battalion Oil Corp.	53,142	177
*	NCS Multistage Holdings Inc.	10,480	176
*	PEDEVCO Corp.	185,738	168
*	Verde Clean Fuels Inc.	29,389	122
*,1	Camber Energy Inc.	927,082	109
*	Stabilis Solutions Inc.	27,744	107
*	US Energy Corp.	102,771	105
*	ENGlobal Corp.	37,593	50
*	Clean Energy Technologies Inc.	37,354	49
*	MIND Technology Inc.	11,431	48
*,1	Enservco Corp.	107,717	25
*,1	EzFill Holdings Inc.	6,760	13
*,1	Vivakor Inc.	5,448	11
			4,848,666
Financials (17.1%)
	Apollo Global Management Inc.	6,641,837	784,202
*	Coinbase Global Inc. Class A	2,696,560	599,257
*	Block Inc. Class A	8,434,910	543,967
	Ares Management Corp. Class A	2,636,994	351,459
	LPL Financial Holdings Inc.	1,133,596	316,613
*	Markel Group Inc.	196,622	309,809

Extended Market Index Fund
		Shares	Market Value• ($000)
	First Citizens BancShares Inc. Class A	180,536	303,952
	Reinsurance Group of America Inc.	997,869	204,833
	Interactive Brokers Group Inc. Class A	1,627,903	199,581
	Fidelity National Financial Inc.	3,928,304	194,137
	Equitable Holdings Inc.	4,626,463	189,037
	Tradeweb Markets Inc. Class A	1,764,405	187,027
*	Robinhood Markets Inc. Class A	8,009,262	181,890
	RenaissanceRe Holdings Ltd.	803,054	179,491
	Ally Financial Inc.	4,128,519	163,778
*	Toast Inc. Class A	6,052,035	155,961
	East West Bancorp Inc.	2,106,542	154,262
	Annaly Capital Management Inc.	7,506,568	143,075
	Unum Group	2,705,641	138,285
	Erie Indemnity Co. Class A	379,334	137,471
	Carlyle Group Inc.	3,270,314	131,303
	First Horizon Corp.	8,277,973	130,544
	Stifel Financial Corp.	1,549,049	130,352
	Kinsale Capital Group Inc.	336,757	129,746
	Jefferies Financial Group Inc.	2,551,931	126,984
	Primerica Inc.	523,590	123,871
	American Financial Group Inc.	992,352	122,079
	Blue Owl Capital Inc. Class A	6,748,019	119,777
	Old Republic International Corp.	3,831,338	118,388
	Morningstar Inc.	396,465	117,294
	Webster Financial Corp.	2,597,724	113,235
*	WEX Inc.	634,250	112,351
	Evercore Inc. Class A	535,981	111,715
*	Affirm Holdings Inc. Class A	3,659,094	110,541
	Voya Financial Inc.	1,526,471	108,608
	Houlihan Lokey Inc. Class A	795,888	107,333
*,1	SoFi Technologies Inc.	16,053,114	106,111
[1]	AGNC Investment Corp.	10,910,868	104,090
	Western Alliance Bancorp	1,648,162	103,538
	Corebridge Financial Inc.	3,513,191	102,304
	Comerica Inc.	1,995,419	101,846
	Commerce Bancshares Inc.	1,799,298	100,365
	Cullen/Frost Bankers Inc.	979,840	99,581
	SEI Investments Co.	1,520,758	98,378
	Popular Inc.	1,098,918	97,177
	Zions Bancorp NA	2,227,199	96,594
	Pinnacle Financial Partners Inc.	1,155,887	92,517
	Wintrust Financial Corp.	933,953	92,050
	Essent Group Ltd.	1,609,932	90,462
	Ryan Specialty Holdings Inc. Class A	1,552,261	89,891
	Synovus Financial Corp.	2,207,378	88,715
	Prosperity Bancshares Inc.	1,449,909	88,647
	SouthState Corp.	1,155,253	88,284
	OneMain Holdings Inc.	1,803,978	87,475
	Selective Insurance Group Inc.	924,547	86,750
	MGIC Investment Corp.	4,021,087	86,654
	RLI Corp.	611,881	86,086
[1]	Starwood Property Trust Inc.	4,538,962	85,968
	First American Financial Corp.	1,565,288	84,447
	Axis Capital Holdings Ltd.	1,173,281	82,892
	Old National Bancorp	4,759,192	81,811
	Rithm Capital Corp.	7,328,283	79,952
	Lincoln National Corp.	2,560,702	79,638
*	Mr Cooper Group Inc.	977,997	79,443
	Cadence Bank	2,769,008	78,308
	Jackson Financial Inc. Class A	1,023,338	75,993
	Affiliated Managers Group Inc.	480,865	75,126
	FNB Corp.	5,419,174	74,134
	Hamilton Lane Inc. Class A	586,613	72,494
	Radian Group Inc.	2,278,976	70,876
	White Mountains Insurance Group Ltd.	38,221	69,465
	SLM Corp.	3,333,726	69,308
*,1	Shift4 Payments Inc. Class A	940,479	68,984
*	Euronet Worldwide Inc.	662,979	68,618
	Home BancShares Inc.	2,837,328	67,982
	Hanover Insurance Group Inc.	540,481	67,798

Extended Market Index Fund
		Shares	Market Value• ($000)
	United Bankshares Inc.	2,039,055	66,147
	Lazard Inc. Class A	1,704,235	65,068
	Bank OZK	1,585,951	65,024
	Janus Henderson Group plc	1,915,035	64,556
	Glacier Bancorp Inc.	1,716,033	64,042
	Hancock Whitney Corp.	1,323,485	63,302
	Western Union Co.	5,103,190	62,361
	Columbia Banking System Inc.	3,131,662	62,289
	Moelis & Co. Class A	1,068,898	60,778
	Assured Guaranty Ltd.	778,060	60,027
	FirstCash Holdings Inc.	563,927	59,145
*	Enstar Group Ltd.	190,714	58,301
	First Financial Bankshares Inc.	1,936,851	57,195
	UMB Financial Corp.	672,438	56,095
	Kemper Corp.	910,395	54,014
	Piper Sandler Cos.	234,464	53,967
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,722,977	51,000
	Walker & Dunlop Inc.	514,236	50,498
	Ameris Bancorp	989,583	49,826
	TPG Inc. Class A	1,182,148	49,000
	BGC Group Inc. Class A	5,821,453	48,318
	Associated Banc-Corp	2,268,455	47,978
*	Credit Acceptance Corp.	91,747	47,220
	Fulton Financial Corp.	2,772,453	47,076
	ServisFirst Bancshares Inc.	735,015	46,446
	United Community Banks Inc.	1,822,236	46,394
[1]	Blackstone Mortgage Trust Inc. Class A	2,661,478	46,363
	CNO Financial Group Inc.	1,662,305	46,079
	First Bancorp	2,501,767	45,757
	International Bancshares Corp.	798,232	45,667
	Atlantic Union Bankshares Corp.	1,377,769	45,260
	Valley National Bancorp	6,352,933	44,343
	Artisan Partners Asset Management Inc. Class A	1,057,859	43,658
*	Axos Financial Inc.	756,224	43,218
*	Texas Capital Bancshares Inc.	700,336	42,819
	WSFS Financial Corp.	897,582	42,186
	Cathay General Bancorp	1,117,796	42,163
	PennyMac Financial Services Inc.	445,700	42,163
*	Brighthouse Financial Inc.	952,699	41,290
*	NMI Holdings Inc. Class A	1,210,448	41,204
	First Hawaiian Inc.	1,960,179	40,693
[1]	Arbor Realty Trust Inc.	2,814,483	40,388
	Federated Hermes Inc. Class B	1,213,506	39,900
*	Genworth Financial Inc. Class A	6,543,101	39,520
	New York Community Bancorp Inc.	11,899,553	38,317
	Community Financial System Inc.	787,852	37,194
	BOK Financial Corp.	405,830	37,190
	StepStone Group Inc. Class A	805,283	36,954
*	Oscar Health Inc. Class A	2,330,725	36,872
*	Marqeta Inc. Class A	6,632,532	36,346
*	Baldwin Insurance Group Inc. Class A	1,000,407	35,484
	PJT Partners Inc. Class A	328,329	35,430
	First Interstate BancSystem Inc. Class A	1,270,668	35,286
	CVB Financial Corp.	2,039,997	35,170
	Bank of Hawaii Corp.	609,818	34,888
	Bread Financial Holdings Inc.	762,518	33,978
	Simmons First National Corp. Class A	1,929,968	33,929
	Pacific Premier Bancorp Inc.	1,472,488	33,823
	Eastern Bankshares Inc.	2,416,885	33,788
	BankUnited Inc.	1,140,599	33,385
	EVERTEC Inc.	997,672	33,173
	First Financial Bancorp	1,460,862	32,460
	Independent Bank Corp.	629,841	31,946
*	StoneX Group Inc.	423,067	31,861
*	AvidXchange Holdings Inc.	2,638,608	31,822
	Seacoast Banking Corp. of Florida	1,294,476	30,601
	Park National Corp.	213,640	30,410
	Virtu Financial Inc. Class A	1,343,931	30,171
*	Palomar Holdings Inc.	370,777	30,089
	WaFd Inc.	1,048,883	29,977

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Bancorp Inc.	785,016	29,642
	First Merchants Corp.	865,840	28,824
	Provident Financial Services Inc.	2,004,083	28,759
	Cohen & Steers Inc.	395,434	28,693
	NBT Bancorp Inc.	733,679	28,320
*	NCR Atleos Corp.	1,046,226	28,269
	Trustmark Corp.	940,065	28,240
*	Rocket Cos. Inc. Class A	2,050,871	28,097
	Towne Bank	1,019,239	27,795
*	Triumph Financial Inc.	334,108	27,313
	OFG Bancorp	724,367	27,128
*	Flywire Corp.	1,644,983	26,961
*,1	Upstart Holdings Inc.	1,130,243	26,662
	Heartland Financial USA Inc.	598,959	26,624
	Banc of California Inc.	2,082,660	26,616
	Nelnet Inc. Class A	261,975	26,423
	Renasant Corp.	863,467	26,370
	Stewart Information Services Corp.	422,107	26,204
	Banner Corp.	527,710	26,196
	WesBanco Inc.	919,841	25,673
*	Remitly Global Inc.	2,111,649	25,593
	Victory Capital Holdings Inc. Class A	535,685	25,568
	Independent Bank Group Inc.	554,097	25,222
*	Enova International Inc.	402,704	25,068
	City Holding Co.	230,294	24,469
	Lakeland Financial Corp.	396,408	24,387
	Federal Agricultural Mortgage Corp. Class C	134,364	24,296
	Enterprise Financial Services Corp.	581,736	23,799
	National Bank Holdings Corp. Class A	585,453	22,862
*	Donnelley Financial Solutions Inc.	383,090	22,840
	PROG Holdings Inc.	656,288	22,760
	Northwest Bancshares Inc.	1,955,833	22,590
	Virtus Investment Partners Inc.	98,453	22,236
	Mercury General Corp.	415,727	22,092
	Hilltop Holdings Inc.	705,071	22,055
*	Goosehead Insurance Inc. Class A	378,780	21,757
	First Commonwealth Financial Corp.	1,560,202	21,546
	FB Financial Corp.	545,693	21,298
	Stock Yards Bancorp Inc.	422,734	20,997
	Pathward Financial Inc.	371,079	20,992
*	Payoneer Global Inc.	3,772,323	20,899
*	Customers Bancorp Inc.	435,438	20,892
	Two Harbors Investment Corp.	1,578,453	20,851
	Horace Mann Educators Corp.	638,860	20,840
*	Skyward Specialty Insurance Group Inc.	568,691	20,575
	First Bancorp (XNGS)	639,507	20,413
	Westamerica Bancorp	416,432	20,209
	BancFirst Corp.	226,804	19,891
	Ladder Capital Corp. Class A	1,759,068	19,860
	Apollo Commercial Real Estate Finance Inc.	2,023,833	19,813
	S&T Bancorp Inc.	590,248	19,708
	Hope Bancorp Inc.	1,829,393	19,648
	First Busey Corp.	793,919	19,221
	TriCo Bancshares	479,834	18,987
[1]	Ready Capital Corp.	2,283,051	18,675
	PennyMac Mortgage Investment Trust	1,356,550	18,653
	CNA Financial Corp.	400,021	18,429
	Navient Corp.	1,255,271	18,277
	Live Oak Bancshares Inc.	517,673	18,150
	Veritex Holdings Inc.	833,406	17,577
	Safety Insurance Group Inc.	233,426	17,514
*	SiriusPoint Ltd.	1,406,224	17,156
	WisdomTree Inc.	1,726,002	17,105
	Employers Holdings Inc.	399,867	17,046
	Stellar Bancorp Inc.	732,511	16,818
	Sandy Spring Bancorp Inc.	689,696	16,801
	Nicolet Bankshares Inc.	201,251	16,712
	MFA Financial Inc.	1,570,511	16,710
	Merchants Bancorp	410,755	16,652
	National Western Life Group Inc. Class A	33,077	16,437

Extended Market Index Fund
		Shares	Market Value• ($000)
	Franklin BSP Realty Trust Inc.	1,295,881	16,328
	German American Bancorp Inc.	461,724	16,322
*,1	Trupanion Inc.	553,533	16,274
*,1	Lemonade Inc.	972,820	16,052
	Cannae Holdings Inc.	880,167	15,966
	QCR Holdings Inc.	260,500	15,630
*	Encore Capital Group Inc.	371,868	15,518
	Peoples Bancorp Inc.	513,642	15,409
	Claros Mortgage Trust Inc.	1,917,489	15,378
	Chimera Investment Corp.	1,175,504	15,046
	Berkshire Hills Bancorp Inc.	659,188	15,029
[1]	Ellington Financial Inc.	1,244,098	15,029
[1]	ARMOUR Residential REIT Inc.	765,961	14,844
	Preferred Bank	194,406	14,676
	OceanFirst Financial Corp.	920,292	14,623
	Enact Holdings Inc.	471,792	14,465
*	LendingClub Corp.	1,704,880	14,423
	Origin Bancorp Inc.	453,942	14,399
	1st Source Corp.	263,021	14,103
	Perella Weinberg Partners Class A	828,376	13,461
	AMERISAFE Inc.	306,208	13,439
	Redwood Trust Inc.	2,037,696	13,225
*	Repay Holdings Corp. Class A	1,211,664	12,795
	Southside Bancshares Inc.	448,628	12,387
*	PRA Group Inc.	610,006	11,993
	BrightSpire Capital Inc. Class A	2,081,046	11,862
*	AssetMark Financial Holdings Inc.	340,254	11,756
	Brookline Bancorp Inc.	1,382,942	11,548
	First Bancshares Inc.	442,513	11,496
	Dynex Capital Inc.	958,645	11,446
	Dime Community Bancshares Inc.	543,932	11,096
	First Mid Bancshares Inc.	332,765	10,941
	Byline Bancorp Inc.	460,386	10,930
	F&G Annuities & Life Inc.	283,602	10,791
	ConnectOne Bancorp Inc.	569,614	10,760
	Univest Financial Corp.	458,980	10,479
[1]	UWM Holdings Corp. Class A	1,488,093	10,312
	Premier Financial Corp.	499,516	10,220
	Burke & Herbert Financial Services Corp.	197,483	10,068
	TFS Financial Corp.	791,424	9,988
*	International Money Express Inc.	478,375	9,969
*	ProAssurance Corp.	814,005	9,947
	HCI Group Inc.	107,775	9,934
	Heritage Financial Corp.	542,085	9,774
	Brightsphere Investment Group Inc.	440,746	9,771
	Capitol Federal Financial Inc.	1,758,707	9,655
	Bank First Corp.	116,210	9,598
	Community Trust Bancorp Inc.	213,648	9,328
	Central Pacific Financial Corp.	439,636	9,320
*	Ambac Financial Group Inc.	718,087	9,206
	Mercantile Bank Corp.	226,600	9,193
*	NB Bancorp Inc.	606,642	9,148
*	NerdWallet Inc. Class A	620,908	9,065
	Eagle Bancorp Inc.	477,572	9,026
	A-Mark Precious Metals Inc.	277,079	8,969
*	Open Lending Corp.	1,562,673	8,720
	New York Mortgage Trust Inc.	1,474,410	8,611
	Amerant Bancorp Inc. Class A	378,046	8,582
	Tompkins Financial Corp.	173,917	8,505
	KKR Real Estate Finance Trust Inc.	938,599	8,494
	TrustCo Bank Corp.	295,097	8,490
*	EZCORP Inc. Class A	810,019	8,481
	Heritage Commerce Corp.	973,960	8,473
*	I3 Verticals Inc. Class A	382,794	8,452
	First Community Bankshares Inc.	228,254	8,409
	Hanmi Financial Corp.	491,863	8,224
	Old Second Bancorp Inc.	555,058	8,220
	TPG RE Finance Trust Inc.	949,910	8,207
*	CrossFirst Bankshares Inc.	585,408	8,207
	Independent Bank Corp. (Michigan)	287,372	7,759

Extended Market Index Fund
		Shares	Market Value• ($000)
	Cambridge Bancorp	112,147	7,738
	Amalgamated Financial Corp.	282,367	7,737
	Washington Trust Bancorp Inc.	280,378	7,685
	Business First Bancshares Inc.	351,941	7,658
	Universal Insurance Holdings Inc.	402,310	7,547
	Equity Bancshares Inc. Class A	213,351	7,510
	Great Southern Bancorp Inc.	134,683	7,490
	Metrocity Bankshares Inc.	281,516	7,432
	Cass Information Systems Inc.	184,075	7,376
	Camden National Corp.	223,152	7,364
	HomeTrust Bancshares Inc.	244,480	7,342
*	Metropolitan Bank Holding Corp.	173,898	7,319
	Midland States Bancorp Inc.	321,417	7,280
	Horizon Bancorp Inc.	576,516	7,132
	CNB Financial Corp.	346,519	7,072
*	LendingTree Inc.	170,027	7,071
*	Coastal Financial Corp.	152,855	7,053
	HarborOne Bancorp Inc.	629,260	7,004
	Invesco Mortgage Capital Inc.	747,100	7,000
	United Fire Group Inc.	325,510	6,995
	Arrow Financial Corp.	264,910	6,901
*	Green Dot Corp. Class A	727,186	6,872
	GCM Grosvenor Inc. Class A	700,940	6,841
*	Columbia Financial Inc.	454,837	6,809
*	World Acceptance Corp.	54,842	6,777
	Southern Missouri Bancorp Inc.	150,393	6,769
	Five Star Bancorp	282,007	6,669
	Republic Bancorp Inc. Class A	123,888	6,642
	Northeast Bank	107,519	6,544
[1]	Orchid Island Capital Inc.	770,288	6,424
*,1	Root Inc. Class A	123,013	6,349
*	Moneylion Inc.	84,452	6,211
	Kearny Financial Corp.	995,430	6,122
	P10 Inc. Class A	708,636	6,009
	Diamond Hill Investment Group Inc.	42,669	6,006
	Northfield Bancorp Inc.	620,972	5,887
	Shore Bancshares Inc.	510,548	5,846
	Macatawa Bank Corp.	397,880	5,809
	SmartFinancial Inc.	240,352	5,689
	Ares Commercial Real Estate Corp.	854,091	5,680
*	Carter Bankshares Inc.	372,686	5,635
	Farmers National Banc Corp.	448,654	5,604
*	Selectquote Inc.	2,022,160	5,581
	Capital City Bank Group Inc.	195,911	5,572
	Tiptree Inc. Class A	337,420	5,564
	Bar Harbor Bankshares	206,102	5,540
	Alerus Financial Corp.	273,255	5,359
	First Foundation Inc.	805,478	5,276
*	Paymentus Holdings Inc. Class A	274,440	5,214
	First Financial Corp.	138,695	5,115
*	Greenlight Capital Re Ltd. Class A	390,152	5,111
	ACNB Corp.	140,482	5,095
	Flushing Financial Corp.	384,611	5,058
	Mid Penn Bancorp Inc.	227,566	4,995
	South Plains Financial Inc.	184,067	4,970
*	Cantaloupe Inc.	749,717	4,948
	Peoples Financial Services Corp.	107,919	4,915
	Oppenheimer Holdings Inc. Class A	102,492	4,910
	Bridge Investment Group Holdings Inc. Class A	645,639	4,791
[1]	NewtekOne Inc.	380,727	4,786
	Financial Institutions Inc.	247,530	4,782
	Home Bancorp Inc.	118,877	4,756
	James River Group Holdings Ltd.	609,333	4,710
	Sierra Bancorp	207,906	4,653
	Peapack-Gladstone Financial Corp.	203,729	4,614
[1]	B. Riley Financial Inc.	259,605	4,579
	Citizens & Northern Corp.	255,884	4,578
	HBT Financial Inc.	222,075	4,535
	Northrim Bancorp Inc.	78,554	4,528
	Guaranty Bancshares Inc.	140,797	4,441

Extended Market Index Fund
		Shares	Market Value• ($000)
*	NI Holdings Inc.	288,805	4,419
*,1	Hagerty Inc. Class A	422,486	4,394
	FS Bancorp Inc.	119,191	4,345
*	Hippo Holdings Inc.	251,895	4,330
	Northeast Community Bancorp Inc.	239,956	4,276
[1]	Orrstown Financial Services Inc.	156,108	4,271
	First Bank	330,291	4,208
[1]	Hingham Institution For Savings	23,456	4,196
[1]	Angel Oak Mortgage REIT Inc.	320,151	4,194
	Community West Bancshares	225,208	4,166
	West Bancorp Inc.	232,068	4,154
	First Business Financial Services Inc.	112,140	4,148
	MBIA Inc.	749,156	4,113
	Regional Management Corp.	142,217	4,087
	Donegal Group Inc. Class A	311,801	4,016
*,1	Sezzle Inc.	45,245	3,992
*	Bridgewater Bancshares Inc.	342,495	3,976
	Farmers & Merchants Bancorp Inc.	170,055	3,949
	MidWestOne Financial Group Inc.	173,766	3,908
*	Third Coast Bancshares Inc.	181,078	3,852
	Investors Title Co.	21,248	3,827
	Esquire Financial Holdings Inc.	80,040	3,810
	Federal Agricultural Mortgage Corp. Class A	29,319	3,719
*,1	AlTi Global Inc.	700,756	3,651
	LCNB Corp.	260,446	3,623
	RBB Bancorp	192,099	3,613
	Waterstone Financial Inc.	279,945	3,580
	BayCom Corp.	175,600	3,573
*	Southern First Bancshares Inc.	122,020	3,568
	Chicago Atlantic Real Estate Finance Inc.	231,657	3,558
	Bank of Marin Bancorp	218,155	3,532
	Red River Bancshares Inc.	73,119	3,509
	Timberland Bancorp Inc.	127,184	3,445
	Civista Bancshares Inc.	221,663	3,434
	Enterprise Bancorp Inc.	134,821	3,354
	AG Mortgage Investment Trust Inc.	496,899	3,299
*	American Coastal Insurance Corp.	306,815	3,237
	Greene County Bancorp Inc.	95,693	3,226
	John Marshall Bancorp Inc.	184,802	3,223
	Codorus Valley Bancorp Inc.	133,541	3,210
	First of Long Island Corp.	319,955	3,206
	First Internet Bancorp	117,894	3,185
	Colony Bankcorp Inc.	255,862	3,134
	HomeStreet Inc.	267,514	3,050
	Orange County Bancorp Inc.	57,431	3,037
*	Acacia Research Corp.	604,723	3,030
	Primis Financial Corp.	288,018	3,018
	MVB Financial Corp.	160,092	2,984
*	Ponce Financial Group Inc.	322,732	2,950
	First Bancorp Inc.	117,770	2,927
	PCB Bancorp	176,970	2,881
	AFC Gamma Inc.	235,118	2,868
	Great Ajax Corp.	795,203	2,839
	Citizens Financial Services Inc.	62,236	2,797
	Fidelity D&D Bancorp Inc.	62,024	2,717
	First Financial Northwest Inc.	126,611	2,675
	Ames National Corp.	128,938	2,642
	ChoiceOne Financial Services Inc.	92,210	2,642
	Plumas Bancorp	73,314	2,638
*	Heritage Insurance Holdings Inc.	371,244	2,628
	Granite Point Mortgage Trust Inc.	871,777	2,589
	Capital Bancorp Inc.	125,289	2,568
	Norwood Financial Corp.	101,046	2,565
	Chemung Financial Corp.	52,844	2,537
*	Blue Foundry Bancorp	277,834	2,520
	Princeton Bancorp Inc.	75,716	2,506
	Southern States Bancshares Inc.	91,779	2,491
*	Forge Global Holdings Inc.	1,700,514	2,483
*	Velocity Financial Inc.	138,380	2,481
*	Provident Bancorp Inc.	242,664	2,473

Extended Market Index Fund
		Shares	Market Value• ($000)
	Unity Bancorp Inc.	82,977	2,454
	Middlefield Banc Corp.	101,429	2,439
	BCB Bancorp Inc.	227,746	2,421
*,1	Bakkt Holdings Inc. Class A	127,197	2,407
	National Bankshares Inc.	83,624	2,365
	Parke Bancorp Inc.	135,724	2,362
*	Southern California Bancorp	170,797	2,301
	Evans Bancorp Inc.	81,839	2,300
	Oak Valley Bancorp	92,100	2,300
	Bankwell Financial Group Inc.	90,469	2,295
	Seven Hills Realty Trust	180,973	2,295
*	Kingsway Financial Services Inc.	271,673	2,239
*	California Bancorp	104,001	2,236
*	Onity Group Inc.	92,076	2,208
	ESSA Bancorp Inc.	125,382	2,205
*	FVCBankcorp Inc.	201,512	2,201
[1]	Virginia National Bankshares Corp.	66,254	2,173
[1]	C&F Financial Corp.	44,566	2,148
*	Paysign Inc.	496,392	2,139
*	Maiden Holdings Ltd.	1,036,553	2,135
	LINKBANCORP Inc.	345,977	2,117
*,1	Better Home & Finance Holding Co.	4,576,543	2,101
*	SWK Holdings Corp.	123,528	2,099
	Western New England Bancorp Inc.	293,220	2,017
	First United Corp.	97,981	2,001
	USCB Financial Holdings Inc.	154,100	1,977
*	Atlanticus Holdings Corp.	70,011	1,973
	Ellington Credit Co.	283,171	1,968
[1]	Penns Woods Bancorp Inc.	95,357	1,960
	Medallion Financial Corp.	254,706	1,956
	Peoples Bancorp of North Carolina Inc.	66,532	1,943
*	eHealth Inc.	425,376	1,927
	BankFinancial Corp.	185,100	1,905
	Investar Holding Corp.	122,875	1,892
	BV Financial Inc.	157,520	1,876
	Cherry Hill Mortgage Investment Corp.	515,377	1,871
	William Penn Bancorp	163,334	1,862
	Silvercrest Asset Management Group Inc. Class A	119,306	1,860
	Nexpoint Real Estate Finance Inc.	132,816	1,822
	Richmond Mutual Bancorp Inc.	155,139	1,821
	First Community Corp.	104,208	1,798
	Hawthorn Bancshares Inc.	90,769	1,797
	OP Bancorp	187,294	1,796
	Bank7 Corp.	55,837	1,748
*	Security National Financial Corp. Class A	218,152	1,743
[1]	Associated Capital Group Inc. Class A	51,150	1,740
	Sachem Capital Corp.	658,263	1,705
*,1	Citizens Inc. Class A	626,169	1,703
*	First Western Financial Inc.	99,208	1,687
	Citizens Community Bancorp Inc.	145,525	1,684
*	ECB Bancorp Inc.	133,874	1,671
	Franklin Financial Services Corp.	57,234	1,619
	FNCB Bancorp Inc.	236,131	1,594
	Hanover Bancorp Inc.	93,997	1,551
	MainStreet Bancshares Inc.	87,327	1,548
	Meridian Corp.	143,789	1,513
*	SR Bancorp Inc.	161,257	1,492
	Eagle Bancorp Montana Inc.	110,607	1,468
*	Finwise Bancorp	142,628	1,456
*	Consumer Portfolio Services Inc.	143,922	1,410
*	Sterling Bancorp Inc.	269,676	1,410
	First Northwest Bancorp	144,883	1,404
	First Savings Financial Group Inc.	78,792	1,402
	SB Financial Group Inc.	99,089	1,387
	CB Financial Services Inc.	60,968	1,382
	Westwood Holdings Group Inc.	113,259	1,379
*	Priority Technology Holdings Inc.	258,431	1,365
	HMN Financial Inc.	58,871	1,348
	Lument Finance Trust Inc.	561,840	1,348
	First Capital Inc.	44,241	1,347

Extended Market Index Fund
		Shares	Market Value• ($000)
	Guild Holdings Co. Class A	90,952	1,345
*	loanDepot Inc. Class A	812,915	1,341
*	ACRES Commercial Realty Corp.	104,023	1,327
	United Security Bancshares	174,174	1,263
*	Affinity Bancshares Inc.	57,473	1,218
	Riverview Bancorp Inc.	296,809	1,184
	CF Bankshares Inc.	62,612	1,175
	Finward Bancorp	47,858	1,173
	Sound Financial Bancorp Inc.	26,636	1,171
	First National Corp.	76,797	1,167
	Provident Financial Holdings Inc.	92,550	1,157
*	Oportun Financial Corp.	391,650	1,136
*	Catalyst Bancorp Inc.	96,306	1,115
	Magyar Bancorp Inc.	97,998	1,101
	Territorial Bancorp Inc.	133,227	1,079
*	Pioneer Bancorp Inc.	106,991	1,071
*	Heritage Global Inc.	432,887	1,065
	Ohio Valley Banc Corp.	52,525	1,051
	Crawford & Co. Class B	131,058	1,050
	Union Bankshares Inc.	47,107	1,012
	Landmark Bancorp Inc.	50,242	965
*	1895 Bancorp of Wisconsin Inc.	113,359	927
	Bank of the James Financial Group Inc.	76,015	856
	United Bancorp Inc.	67,545	848
	First Guaranty Bancshares Inc.	90,349	813
	Summit State Bank	84,229	796
	Old Point Financial Corp.	54,204	795
*	Rhinebeck Bancorp Inc.	100,699	791
	OppFi Inc.	221,110	750
	First US Bancshares Inc.	79,463	735
*	Katapult Holdings Inc.	43,628	733
*	Nicholas Financial Inc.	107,044	703
*	GoHealth Inc. Class A	70,226	683
	Cullman Bancorp Inc.	64,698	669
	Bayfirst Financial Corp.	56,203	653
*	Great Elm Group Inc.	358,816	646
	TC Bancshares Inc.	46,307	625
*	Kingstone Cos. Inc.	123,172	616
*	Generations Bancorp NY Inc.	58,856	616
	IF Bancorp Inc.	37,943	614
	US Global Investors Inc. Class A	226,209	590
*	First Seacoast Bancorp	62,608	566
*,1	Blue Ridge Bankshares Inc.	210,890	550
	Auburn National Bancorp Inc.	29,648	542
	AmeriServ Financial Inc.	234,364	530
	Manhattan Bridge Capital Inc.	97,420	501
	Pathfinder Bancorp Inc.	36,045	475
	Value Line Inc.	10,721	462
	MarketWise Inc.	392,321	455
	Hennessy Advisors Inc.	58,395	416
*	Broadway Financial Corp.	78,709	405
*	Usio Inc.	234,439	359
*	NSTS Bancorp Inc.	36,306	350
*	BM Technologies Inc.	144,374	325
*,2	Vericity Inc.	26,227	300
[1]	Texas Community Bancshares Inc.	20,037	292
*	Fundamental Global Inc.	296,968	281
*,1	Siebert Financial Corp.	150,413	262
*	OptimumBank Holdings Inc.	59,642	256
*	FlexShopper Inc.	194,566	249
*	Bogota Financial Corp.	36,486	246
*,1	Bowhead Specialty Holdings Inc.	9,721	246
*	Finance of America Cos. Inc. Class A	445,632	220
*,1	Oxbridge Re Holdings Ltd.	85,132	203
*	PB Bankshares Inc.	13,980	198
	Village Bank & Trust Financial Corp.	3,824	176
	Crawford & Co. Class A	19,500	168
	Kentucky First Federal Bancorp	53,070	168
	Home Federal Bancorp Inc. of Louisiana	13,796	160
[1]	Atlantic American Corp.	88,541	150

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Income Opportunity Realty Investors Inc.	8,889	147
*,1	AppTech Payments Corp.	149,956	141
*	Ashford Inc.	25,046	123
*	Carver Bancorp Inc.	71,288	101
*	Central Plains Bancshares Inc.	7,169	72
*	Binah Capital Group Inc.	11,350	70
	Lake Shore Bancorp Inc.	4,747	59
	Glen Burnie Bancorp	12,758	53
*,1	Ryvyl Inc.	35,394	51
[1]	Cohen & Co. Inc.	4,688	42
*	ICC Holdings Inc.	1,848	42
*,1	XBP Europe Holdings Inc.	23,988	42
*	Patriot National Bancorp Inc.	18,171	34
*,1	OLB Group Inc.	11,281	33
*,1	Beneficient Class A	12,027	27
*	Conifer Holdings Inc.	25,019	21
*	SHF Holdings Inc.	38,848	21
*	CFSB Bancorp Inc.	1,674	11
*,1	Reliance Global Group Inc.	40,514	9
*,1	Netcapital Inc.	52,818	6
*,1	Mill City Ventures III Ltd.	492	1
*	Marygold Cos. Inc.	122	—
			17,092,471
Health Care (12.0%)
*	Alnylam Pharmaceuticals Inc.	1,920,756	466,744
*	Veeva Systems Inc. Class A	2,228,398	407,819
*	Illumina Inc.	2,416,898	252,276
*	BioMarin Pharmaceutical Inc.	2,887,179	237,701
*	Sarepta Therapeutics Inc.	1,436,528	226,971
*	Avantor Inc.	10,297,268	218,302
*	United Therapeutics Corp.	673,839	214,651
*	Neurocrine Biosciences Inc.	1,528,561	210,437
*	Tenet Healthcare Corp.	1,477,252	196,519
*	Natera Inc.	1,749,348	189,437
*	Insmed Inc.	2,451,519	164,252
	Royalty Pharma plc Class A	5,889,088	155,295
*	Medpace Holdings Inc.	356,293	146,739
	Encompass Health Corp.	1,522,013	130,573
	Chemed Corp.	229,441	124,490
*	Exact Sciences Corp.	2,801,351	118,357
*	Globus Medical Inc. Class A	1,713,695	117,371
*	Vaxcyte Inc.	1,512,366	114,199
*	HealthEquity Inc.	1,314,328	113,295
*	Elanco Animal Health Inc.	7,506,122	108,313
*	Penumbra Inc.	590,071	106,195
*	Ionis Pharmaceuticals Inc.	2,221,959	105,899
	Ensign Group Inc.	855,579	105,827
*	Blueprint Medicines Corp.	956,083	103,047
*	Jazz Pharmaceuticals plc	957,374	102,181
*	Intra-Cellular Therapies Inc.	1,486,704	101,824
*	Halozyme Therapeutics Inc.	1,933,227	101,224
*	Exelixis Inc.	4,448,032	99,947
*	Repligen Corp.	787,488	99,271
*	Acadia Healthcare Co. Inc.	1,406,711	95,009
*	Cytokinetics Inc.	1,746,330	94,616
	Bruker Corp.	1,477,639	94,288
*	Glaukos Corp.	770,738	91,217
*	Viking Therapeutics Inc.	1,686,774	89,416
*	Masimo Corp.	678,093	85,399
*	Lantheus Holdings Inc.	1,047,493	84,103
	Organon & Co.	3,888,696	80,496
	DENTSPLY SIRONA Inc.	3,172,443	79,026
*	REVOLUTION Medicines Inc.	1,965,788	76,292
*	Merit Medical Systems Inc.	877,012	75,379
*	TransMedics Group Inc.	496,970	74,854
*	Option Care Health Inc.	2,640,455	73,141
*	Madrigal Pharmaceuticals Inc.	256,710	71,920
*	Krystal Biotech Inc.	380,246	69,828
*,1	CRISPR Therapeutics AG	1,292,545	69,810

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Haemonetics Corp.	770,330	63,729
*	Alkermes plc	2,577,639	62,121
*	Apellis Pharmaceuticals Inc.	1,580,227	60,617
*	Inspire Medical Systems Inc.	449,926	60,214
*	Avidity Biosciences Inc.	1,466,191	59,894
*	RadNet Inc.	1,008,526	59,422
*	Integer Holdings Corp.	503,767	58,331
	Select Medical Holdings Corp.	1,628,337	57,089
*	Ultragenyx Pharmaceutical Inc.	1,374,396	56,488
*	Cerevel Therapeutics Holdings Inc.	1,334,514	54,568
*	Guardant Health Inc.	1,880,860	54,319
*	Roivant Sciences Ltd.	5,078,060	53,675
*	Bridgebio Pharma Inc.	2,117,363	53,633
*	Prestige Consumer Healthcare Inc.	765,728	52,720
	Perrigo Co. plc	2,049,773	52,638
*	Doximity Inc. Class A	1,844,645	51,595
*	Axonics Inc.	763,878	51,356
*	iRhythm Technologies Inc.	475,271	51,158
*	Axsome Therapeutics Inc.	601,700	48,437
*	Arrowhead Pharmaceuticals Inc.	1,862,827	48,415
*	Crinetics Pharmaceuticals Inc.	1,049,715	47,017
*	Neogen Corp.	2,966,211	46,362
*	Hims & Hers Health Inc.	2,269,875	45,829
*,1	Corcept Therapeutics Inc.	1,406,293	45,690
*	Amedisys Inc.	497,243	45,647
*	Denali Therapeutics Inc.	1,924,179	44,679
*	LivaNova plc	809,983	44,403
*	Twist Bioscience Corp.	892,371	43,976
*	Azenta Inc.	816,355	42,957
*	Envista Holdings Corp.	2,579,413	42,896
*	PROCEPT BioRobotics Corp.	684,436	41,812
*	Ideaya Biosciences Inc.	1,163,728	40,858
*	Amicus Therapeutics Inc.	4,032,816	40,006
*	Tandem Diabetes Care Inc.	978,754	39,434
*	Dyne Therapeutics Inc.	1,105,562	39,015
*	Biohaven Ltd.	1,116,657	38,759
*	Inari Medical Inc.	795,058	38,282
*	Nuvalent Inc. Class A	493,382	37,428
*	ICU Medical Inc.	314,735	37,375
*	Agios Pharmaceuticals Inc.	863,893	37,251
*	SpringWorks Therapeutics Inc.	988,497	37,237
*	R1 RCM Inc.	2,955,888	37,126
*	ADMA Biologics Inc.	3,282,629	36,700
*	TG Therapeutics Inc.	2,061,525	36,675
*	Celldex Therapeutics Inc.	980,237	36,279
*	STAAR Surgical Co.	757,447	36,062
*	PTC Therapeutics Inc.	1,170,227	35,786
*	Progyny Inc.	1,236,300	35,371
*	Enovis Corp.	767,177	34,676
*	CorVel Corp.	134,416	34,178
*	Evolent Health Inc. Class A	1,779,331	34,021
*	Myriad Genetics Inc.	1,389,583	33,989
*	Geron Corp.	7,990,909	33,881
*	Vericel Corp.	737,654	33,844
*	Intellia Therapeutics Inc.	1,489,860	33,343
*	Fortrea Holdings Inc.	1,375,417	32,102
*	Rhythm Pharmaceuticals Inc.	779,835	32,020
	CONMED Corp.	456,639	31,654
*	10X Genomics Inc. Class A	1,610,715	31,328
*	Addus HomeCare Corp.	268,143	31,134
*	Protagonist Therapeutics Inc.	890,334	30,850
*	Integra LifeSciences Holdings Corp.	1,055,082	30,745
*	agilon health Inc.	4,688,422	30,662
*	Iovance Biotherapeutics Inc.	3,754,303	30,109
*	ACADIA Pharmaceuticals Inc.	1,849,118	30,048
*	AMN Healthcare Services Inc.	585,387	29,989
*	Arcellx Inc.	538,787	29,736
	Premier Inc. Class A	1,572,367	29,356
	Patterson Cos. Inc.	1,208,263	29,143
*	Arvinas Inc.	1,061,659	28,261

Extended Market Index Fund
		Shares	Market Value• ($000)
*	UFP Technologies Inc.	105,283	27,781
*	Privia Health Group Inc.	1,593,029	27,687
*	NeoGenomics Inc.	1,974,235	27,383
*	Surgery Partners Inc.	1,136,280	27,032
*,1	Novavax Inc.	2,132,820	27,001
*	Ardelyx Inc.	3,614,302	26,782
*	Catalyst Pharmaceuticals Inc.	1,724,664	26,715
*	Astrana Health Inc.	655,724	26,596
*	Novocure Ltd.	1,511,275	25,888
*	QuidelOrtho Corp.	767,480	25,496
	LeMaitre Vascular Inc.	308,291	25,366
*	Syndax Pharmaceuticals Inc.	1,228,494	25,221
*	Teladoc Health Inc.	2,573,407	25,168
*	Veracyte Inc.	1,133,864	24,571
*	Vera Therapeutics Inc. Class A	678,584	24,551
*	Kura Oncology Inc.	1,183,318	24,365
*	Akero Therapeutics Inc.	1,032,139	24,214
*,1	Recursion Pharmaceuticals Inc. Class A	3,129,587	23,472
*	Beam Therapeutics Inc.	1,000,706	23,447
*	Amphastar Pharmaceuticals Inc.	583,607	23,344
*	Certara Inc.	1,666,057	23,075
*	Immunovant Inc.	872,932	23,045
*	Sotera Health Co.	1,936,794	22,990
*	RxSight Inc.	380,847	22,916
*	Rocket Pharmaceuticals Inc.	1,057,055	22,758
	National HealthCare Corp.	209,230	22,681
*	Supernus Pharmaceuticals Inc.	843,375	22,560
*	Dynavax Technologies Corp.	1,987,822	22,323
*	MannKind Corp.	4,183,561	21,838
*	Morphic Holding Inc.	630,719	21,489
*	Ligand Pharmaceuticals Inc.	254,112	21,411
	US Physical Therapy Inc.	231,244	21,372
*	Pacira BioSciences Inc.	718,758	20,564
*	Brookdale Senior Living Inc.	2,968,483	20,275
*	Kymera Therapeutics Inc.	669,124	19,973
*	Edgewise Therapeutics Inc.	1,098,177	19,778
*,1	Mirum Pharmaceuticals Inc.	575,872	19,689
*	Keros Therapeutics Inc.	422,774	19,321
*	Omnicell Inc.	708,519	19,180
*	BioCryst Pharmaceuticals Inc.	3,044,972	18,818
*	Xencor Inc.	956,297	18,103
*	Nurix Therapeutics Inc.	845,780	17,651
*	Phreesia Inc.	816,688	17,314
*	AtriCure Inc.	737,608	16,795
*	Schrodinger Inc.	848,992	16,419
*	Silk Road Medical Inc.	606,292	16,394
*	Ocular Therapeutix Inc.	2,380,438	16,282
*	Collegium Pharmaceutical Inc.	502,750	16,189
*,1	Apogee Therapeutics Inc.	401,260	15,790
*	Alphatec Holdings Inc.	1,507,620	15,755
*	Artivion Inc.	606,638	15,560
*	ANI Pharmaceuticals Inc.	243,964	15,536
*,1	Summit Therapeutics Inc.	1,950,267	15,212
*,1	ImmunityBio Inc.	2,396,790	15,148
*,1	Janux Therapeutics Inc.	361,021	15,123
*	Owens & Minor Inc.	1,095,006	14,783
*,1	Arcutis Biotherapeutics Inc.	1,556,015	14,471
*	Harmony Biosciences Holdings Inc.	466,511	14,075
*	Ironwood Pharmaceuticals Inc. Class A	2,136,440	13,930
*,1	Soleno Therapeutics Inc.	329,202	13,431
*	Innoviva Inc.	795,879	13,052
*	Cullinan Therapeutics Inc.	746,994	13,028
*	Avanos Medical Inc.	653,712	13,022
*	Tarsus Pharmaceuticals Inc.	471,849	12,825
*	Arcus Biosciences Inc.	841,558	12,817
*	MiMedx Group Inc.	1,817,566	12,596
	Simulations Plus Inc.	258,823	12,584
*	Prothena Corp. plc	605,943	12,507
*	Alignment Healthcare Inc.	1,588,024	12,418
*	Vir Biotechnology Inc.	1,391,991	12,389

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Maravai LifeSciences Holdings Inc. Class A	1,724,812	12,350
*	Disc Medicine Inc.	270,085	12,173
*	4D Molecular Therapeutics Inc.	575,772	12,085
*	CareDx Inc.	759,765	11,799
*	BioLife Solutions Inc.	548,592	11,756
*,1	Spyre Therapeutics Inc.	486,886	11,447
*	AdaptHealth Corp. Class A	1,131,427	11,314
*	Viridian Therapeutics Inc.	865,652	11,262
	Embecta Corp.	900,237	11,253
*	Amneal Pharmaceuticals Inc.	1,759,668	11,174
*	Longboard Pharmaceuticals Inc.	411,254	11,116
*	Pennant Group Inc.	473,124	10,972
*	Day One Biopharmaceuticals Inc.	795,241	10,958
*	Kiniksa Pharmaceuticals International plc Class A	563,008	10,511
*	Praxis Precision Medicines Inc.	253,128	10,469
*,1	Harrow Inc.	497,932	10,402
*	Cogent Biosciences Inc.	1,206,702	10,172
*,1	CG oncology Inc.	321,901	10,162
*	89bio Inc.	1,261,037	10,101
	Atrion Corp.	21,891	9,904
*	Surmodics Inc.	232,767	9,786
*	Pediatrix Medical Group Inc.	1,283,940	9,694
*	PACS Group Inc.	326,121	9,621
*	Varex Imaging Corp.	650,315	9,579
*,1	BrightSpring Health Services Inc.	842,853	9,575
*	GoodRx Holdings Inc. Class A	1,227,072	9,571
*	Liquidia Corp.	794,973	9,540
	HealthStream Inc.	340,178	9,491
*	Relay Therapeutics Inc.	1,455,323	9,489
*	Arcturus Therapeutics Holdings Inc.	380,623	9,268
*	Sana Biotechnology Inc.	1,677,819	9,161
*	Pliant Therapeutics Inc.	851,070	9,149
*	Castle Biosciences Inc.	420,034	9,144
*,1	Enliven Therapeutics Inc.	389,889	9,112
*	PetIQ Inc. Class A	408,882	9,020
*	Sage Therapeutics Inc.	818,835	8,893
*	Olema Pharmaceuticals Inc.	819,239	8,864
*	Cytek Biosciences Inc.	1,582,080	8,828
*	REGENXBIO Inc.	749,451	8,769
*,1	Immunome Inc.	723,725	8,757
*	Travere Therapeutics Inc.	1,064,154	8,747
*,1	Cassava Sciences Inc.	695,817	8,593
*,1	Dianthus Therapeutics Inc.	321,512	8,321
*	Perspective Therapeutics Inc.	834,566	8,321
*	Standard BioTools Inc.	4,677,642	8,279
*,1	Heron Therapeutics Inc.	2,318,820	8,116
*	Zimvie Inc.	421,950	7,701
*,1	GeneDx Holdings Corp. Class A	292,132	7,636
*	SI-BONE Inc.	588,903	7,615
*	Orthofix Medical Inc.	573,083	7,599
*	Replimune Group Inc.	842,870	7,586
*	Evolus Inc.	690,682	7,494
*	Corbus Pharmaceuticals Holdings Inc.	165,492	7,489
*	OrthoPediatrics Corp.	259,698	7,469
*,1	Mind Medicine MindMed Inc.	1,025,154	7,391
*	Cross Country Healthcare Inc.	530,681	7,345
*	AnaptysBio Inc.	292,885	7,340
*,1	Altimmune Inc.	1,100,353	7,317
*	Stoke Therapeutics Inc.	539,862	7,294
*	Enhabit Inc.	813,381	7,255
*,1	OPKO Health Inc.	5,688,535	7,111
*	Quanterix Corp.	538,228	7,110
*	LifeStance Health Group Inc.	1,446,225	7,101
*	Avid Bioservices Inc.	994,082	7,098
	Mesa Laboratories Inc.	80,915	7,021
*,1	WaVe Life Sciences Ltd.	1,398,747	6,980
*	Tango Therapeutics Inc.	799,266	6,858
*,1	ARS Pharmaceuticals Inc.	805,054	6,851
*	Nuvation Bio Inc.	2,328,921	6,800
*,1	Clover Health Investments Corp. Class A	5,492,187	6,755

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Community Health Systems Inc.	2,000,615	6,722
*	Applied Therapeutics Inc.	1,438,331	6,717
*	Sharecare Inc.	4,949,573	6,682
*	KalVista Pharmaceuticals Inc.	557,268	6,565
*	Adaptive Biotechnologies Corp.	1,769,975	6,407
*,1	Scholar Rock Holding Corp.	767,319	6,392
*	Astria Therapeutics Inc.	697,889	6,351
*	MaxCyte Inc.	1,617,187	6,339
*	Erasca Inc.	2,673,291	6,309
*	Anika Therapeutics Inc.	248,564	6,296
*	Editas Medicine Inc.	1,347,313	6,292
*	Fulgent Genetics Inc.	320,296	6,284
*	Larimar Therapeutics Inc.	855,591	6,203
*,1	Ocugen Inc.	3,995,360	6,193
*	GRAIL Inc.	402,816	6,191
*	Arbutus Biopharma Corp.	1,990,463	6,151
*	iTeos Therapeutics Inc.	413,999	6,144
*	Savara Inc.	1,503,598	6,059
[1]	LENZ Therapeutics Inc.	346,401	5,989
*,1	Allogene Therapeutics Inc.	2,542,766	5,925
*	Health Catalyst Inc.	923,906	5,904
*	Celcuity Inc.	356,903	5,846
*	Y-mAbs Therapeutics Inc.	481,280	5,814
*,1	Humacyte Inc.	1,204,402	5,781
*	OmniAb Inc.	1,506,977	5,651
*,1	Phathom Pharmaceuticals Inc.	548,307	5,648
*	Tyra Biosciences Inc.	352,277	5,633
*,1	HilleVax Inc.	387,588	5,605
*,1	Esperion Therapeutics Inc.	2,512,031	5,577
*,1	Neurogene Inc.	152,474	5,549
*,1	Anavex Life Sciences Corp.	1,296,518	5,471
*,1	Emergent BioSolutions Inc.	798,193	5,444
	iRadimed Corp.	123,285	5,417
	National Research Corp.	235,996	5,416
*,1	Pacific Biosciences of California Inc.	3,893,640	5,334
*	Cerus Corp.	3,016,418	5,309
*	CryoPort Inc.	767,725	5,305
*	ModivCare Inc.	201,707	5,293
*	Talkspace Inc.	2,235,103	5,141
*	Annexon Inc.	1,040,148	5,097
*	Cargo Therapeutics Inc.	307,934	5,056
*	Xeris Biopharma Holdings Inc.	2,223,476	5,003
*	OraSure Technologies Inc.	1,172,330	4,994
	Phibro Animal Health Corp. Class A	297,708	4,993
*	EyePoint Pharmaceuticals Inc.	573,691	4,991
*	Alector Inc.	1,095,588	4,974
*	Axogen Inc.	683,356	4,947
*	Voyager Therapeutics Inc.	625,222	4,945
*,1	Prime Medicine Inc.	961,920	4,944
*	Vanda Pharmaceuticals Inc.	870,819	4,920
*,1	Lexicon Pharmaceuticals Inc.	2,904,392	4,879
*	ORIC Pharmaceuticals Inc.	683,846	4,835
*	Aura Biosciences Inc.	638,227	4,825
*	Fulcrum Therapeutics Inc.	777,459	4,820
*	Nevro Corp.	569,043	4,791
*,1	C4 Therapeutics Inc.	1,028,590	4,752
*	Verve Therapeutics Inc.	962,419	4,697
*,1	Theravance Biopharma Inc.	546,626	4,635
*	PepGen Inc.	287,367	4,586
*,1	Agenus Inc.	270,669	4,534
*	Treace Medical Concepts Inc.	674,760	4,487
*	Jasper Therapeutics Inc.	197,623	4,486
*	Cabaletta Bio Inc.	597,279	4,468
*	Tactile Systems Technology Inc.	373,280	4,457
	SIGA Technologies Inc.	584,027	4,433
*	Mineralys Therapeutics Inc.	371,819	4,350
*	DocGo Inc.	1,391,846	4,301
*	Lexeo Therapeutics Inc.	267,330	4,288
*	Fate Therapeutics Inc.	1,304,546	4,279
*,1	Scilex Holding Co.	2,213,274	4,272

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Paragon 28 Inc.	622,012	4,255
*	Definitive Healthcare Corp. Class A	765,225	4,178
*	Entrada Therapeutics Inc.	292,648	4,170
*	Nkarta Inc.	699,516	4,134
*,1	Absci Corp.	1,335,995	4,115
*,1	Korro Bio Inc.	119,240	4,039
*	Atea Pharmaceuticals Inc.	1,212,939	4,015
*	Accolade Inc.	1,106,963	3,963
*	MacroGenics Inc.	929,279	3,949
*	Pulmonx Corp.	615,697	3,904
*	Viemed Healthcare Inc.	587,246	3,846
*	AngioDynamics Inc.	631,882	3,823
*,1	Omeros Corp.	935,998	3,800
*,1	Revance Therapeutics Inc.	1,429,562	3,674
*	Sutro Biopharma Inc.	1,252,310	3,669
*	Zentalis Pharmaceuticals Inc.	895,671	3,663
*	Enanta Pharmaceuticals Inc.	281,611	3,652
*	Terns Pharmaceuticals Inc.	532,520	3,626
*	Lyell Immunopharma Inc.	2,499,748	3,625
*	Nektar Therapeutics Class A	2,918,369	3,619
*	TScan Therapeutics Inc.	601,711	3,520
*	Aquestive Therapeutics Inc.	1,324,106	3,443
*,1	CorMedix Inc.	795,016	3,442
*,1	Orchestra BioMed Holdings Inc.	414,591	3,379
*	Taysha Gene Therapies Inc.	1,481,322	3,318
*,1	Renovaro Inc.	1,869,825	3,272
	Utah Medical Products Inc.	48,796	3,260
*	uniQure NV	717,316	3,214
*	Monte Rosa Therapeutics Inc.	859,484	3,214
*,1	Senseonics Holdings Inc.	7,942,373	3,169
*	Codexis Inc.	1,016,202	3,150
*,1	Bluebird Bio Inc.	3,191,398	3,141
*	Actinium Pharmaceuticals Inc.	424,314	3,140
	Tourmaline Bio Inc.	243,180	3,127
*	Avita Medical Inc.	389,203	3,082
*	Organogenesis Holdings Inc. Class A	1,099,012	3,077
*	Mersana Therapeutics Inc.	1,524,973	3,065
*	Inozyme Pharma Inc.	679,651	3,031
*,1	ArriVent Biopharma Inc.	162,840	3,021
*,1	Precigen Inc.	1,911,098	3,020
*	Joint Corp.	214,460	3,015
*	Performant Financial Corp.	1,035,958	3,004
*	Alimera Sciences Inc.	538,980	2,997
*	Sonida Senior Living Inc.	108,991	2,997
*,1	2seventy bio Inc.	777,592	2,994
*	Abeona Therapeutics Inc.	703,062	2,981
*	Sight Sciences Inc.	446,804	2,980
*	Third Harmonic Bio Inc.	228,809	2,975
*,1	Achieve Life Sciences Inc.	629,867	2,960
*	LifeMD Inc.	423,487	2,905
*	Outset Medical Inc.	753,842	2,902
*	Poseida Therapeutics Inc. Class A	993,340	2,901
*	Inogen Inc.	354,264	2,880
*,1	Pulse Biosciences Inc.	257,244	2,879
*,1	Zynex Inc.	303,630	2,830
*	Bioventus Inc. Class A	488,385	2,808
*,1	Lineage Cell Therapeutics Inc.	2,814,846	2,807
*	Black Diamond Therapeutics Inc.	600,308	2,797
*,1	Pyxis Oncology Inc.	843,184	2,791
*,1	Semler Scientific Inc.	79,034	2,719
*	OptimizeRx Corp.	270,268	2,703
*	Shattuck Labs Inc.	699,719	2,701
*	Inovio Pharmaceuticals Inc.	331,740	2,680
*	Akebia Therapeutics Inc.	2,602,859	2,655
*	Delcath Systems Inc.	315,324	2,639
*	Accuray Inc.	1,445,720	2,631
*	Gossamer Bio Inc.	2,879,795	2,594
*,1	Context Therapeutics Inc.	1,275,978	2,558
*	XOMA Corp.	104,165	2,468
*,1	Cibus Inc. Class A	250,372	2,466

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	ALX Oncology Holdings Inc.	404,096	2,437
*	Aldeyra Therapeutics Inc.	735,041	2,433
*,1	Neumora Therapeutics Inc.	246,188	2,420
*	Biote Corp. Class A	323,717	2,418
*	Zevra Therapeutics Inc.	491,488	2,408
*,1	Coherus Biosciences Inc.	1,386,562	2,399
*,1	Capricor Therapeutics Inc.	478,942	2,285
*,1	Gyre Therapeutics Inc.	191,550	2,285
*,1	Contineum Therapeutics Inc. Class A	125,423	2,209
*	TruBridge Inc.	220,691	2,207
*	Rezolute Inc.	512,314	2,203
*	Biodesix Inc.	1,418,985	2,171
*	Tenaya Therapeutics Inc.	691,525	2,144
*	ChromaDex Corp.	776,070	2,119
*,1	Verrica Pharmaceuticals Inc.	289,249	2,109
*,1	Acrivon Therapeutics Inc.	361,347	2,096
*,1	Outlook Therapeutics Inc.	283,487	2,092
*,2	PDL BioPharma Inc.	1,757,467	2,091
*,1	Immunic Inc.	1,870,577	2,076
*	ACELYRIN Inc.	462,489	2,040
*	Generation Bio Co.	718,076	2,025
*	InfuSystem Holdings Inc.	296,295	2,024
*	Caribou Biosciences Inc.	1,231,510	2,020
*	Regulus Therapeutics Inc.	1,130,792	2,018
*,1	Century Therapeutics Inc.	785,571	2,003
*	Skye Bioscience Inc.	249,751	2,000
*	Rigel Pharmaceuticals Inc.	242,738	1,995
*	ClearPoint Neuro Inc.	369,676	1,993
*	CVRx Inc.	165,802	1,988
*	Solid Biosciences Inc.	350,452	1,987
*,1	Atossa Therapeutics Inc.	1,667,748	1,985
*,1	Zomedica Corp.	13,413,683	1,961
*	Adverum Biotechnologies Inc.	285,796	1,961
*	Puma Biotechnology Inc.	585,850	1,910
*	Lifecore Biomedical Inc.	363,800	1,866
*,1	23andMe Holding Co. Class A	4,664,470	1,825
*,1	Butterfly Network Inc.	2,165,218	1,821
*,1	CervoMed Inc.	105,600	1,808
*,1	IGM Biosciences Inc.	260,893	1,792
*	Aveanna Healthcare Holdings Inc.	646,570	1,785
*,1	Ventyx Biosciences Inc.	762,828	1,762
*,1	Kyverna Therapeutics Inc.	232,962	1,747
*	Stereotaxis Inc.	943,652	1,717
*,3	Scilex Holding Co. (Acquired 1/23/23, Cost $5,738)	970,179	1,685
*	Vaxart Inc.	2,523,623	1,684
*	Vistagen Therapeutics Inc.	483,663	1,683
*,1	Zura Bio Ltd. Class A	479,136	1,677
*,1	T2 Biosystems Inc.	311,439	1,663
*	Harvard Bioscience Inc.	579,986	1,653
*	Sera Prognostics Inc. Class A	279,223	1,653
*	Foghorn Therapeutics Inc.	286,260	1,646
*	Trevi Therapeutics Inc.	545,878	1,627
*,1	Assertio Holdings Inc.	1,307,570	1,621
*,1	Biomea Fusion Inc.	358,928	1,615
*,1	Multiplan Corp.	4,065,334	1,579
*	Nautilus Biotechnology Inc. Class A	670,132	1,568
*,1	Coya Therapeutics Inc.	256,428	1,554
*,1	Alto Neuroscience Inc.	143,893	1,538
*	KORU Medical Systems Inc.	579,541	1,536
*,1	Cartesian Therapeutics Inc.	56,534	1,527
*,1	Waystar Holding Corp.	70,998	1,526
*,1	Galectin Therapeutics Inc.	670,160	1,515
*	FONAR Corp.	94,631	1,514
*	XBiotech Inc.	292,547	1,504
*	Benitec Biopharma Inc.	215,070	1,503
*	G1 Therapeutics Inc.	658,535	1,501
*	Electromed Inc.	98,146	1,475
*,1	Inmune Bio Inc.	165,874	1,463
*,1	DIH Holdings US Inc.	547,445	1,462
*,1	Karyopharm Therapeutics Inc.	1,642,989	1,425

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Cellectar Biosciences Inc.	568,753	1,422
*	Inhibrx Biosciences Inc.	99,212	1,406
*,1	Aileron Therapeutics Inc.	506,153	1,402
*	RAPT Therapeutics Inc.	458,854	1,399
*	Compass Therapeutics Inc.	1,376,010	1,376
*,1	Candel Therapeutics Inc.	220,073	1,364
*,1	Elevation Oncology Inc.	500,273	1,351
*	Quantum-Si Inc.	1,276,774	1,341
*	Design Therapeutics Inc.	399,505	1,338
*,1	Cardiff Oncology Inc.	600,175	1,332
*,1	scPharmaceuticals Inc.	305,088	1,327
*	Syros Pharmaceuticals Inc.	255,422	1,318
*	American Well Corp. Class A	4,031,177	1,309
*	Adicet Bio Inc.	1,079,499	1,306
*,1	PDS Biotechnology Corp.	431,144	1,263
*	Innovage Holding Corp.	253,304	1,256
*,1	FibroGen Inc.	1,380,877	1,232
*,1	Greenwich Lifesciences Inc.	71,311	1,231
*	aTyr Pharma Inc.	787,409	1,228
*,1	ProKidney Corp. Class A	488,522	1,202
*	Athira Pharma Inc.	452,018	1,198
*,1	CytomX Therapeutics Inc.	981,491	1,197
*	NeuroPace Inc.	157,048	1,187
*,1	Sanara Medtech Inc.	41,331	1,166
*	Chimerix Inc.	1,308,906	1,147
*,1	Citius Pharmaceuticals Inc.	1,957,895	1,143
*	Acumen Pharmaceuticals Inc.	472,172	1,143
*	Amylyx Pharmaceuticals Inc.	600,395	1,141
*	Asensus Surgical Inc.	3,399,924	1,132
*	X4 Pharmaceuticals Inc.	1,935,936	1,123
*	Kewaunee Scientific Corp.	23,625	1,115
*	Sensus Healthcare Inc.	207,423	1,106
*	Kodiak Sciences Inc.	458,129	1,077
*,1	Verastem Inc.	360,608	1,075
*	Optinose Inc.	1,032,248	1,074
*	Tela Bio Inc.	226,799	1,066
*	Relmada Therapeutics Inc.	353,625	1,061
*,1	Seres Therapeutics Inc.	1,449,776	1,049
*	Clearside Biomedical Inc.	783,853	1,019
*	Eton Pharmaceuticals Inc.	307,580	1,012
*	Allakos Inc.	1,009,952	1,010
*,1	Myomo Inc.	309,360	993
*	Eledon Pharmaceuticals Inc.	367,282	970
*	SCYNEXIS Inc.	479,862	960
*	Werewolf Therapeutics Inc.	392,161	957
*	Marinus Pharmaceuticals Inc.	811,000	949
*,1	Sagimet Biosciences Inc. Class A	272,704	933
*	Anixa Biosciences Inc.	420,658	930
*	Assembly Biosciences Inc.	66,356	910
*	Aclaris Therapeutics Inc.	820,732	903
*,1	TriSalus Life Sciences Inc.	162,125	895
*	Invivyd Inc.	797,404	877
*	MediciNova Inc.	607,734	875
*	PMV Pharmaceuticals Inc.	540,351	875
*	Seer Inc. Class A	517,365	869
*	Eliem Therapeutics Inc.	119,083	847
*	Eagle Pharmaceuticals Inc.	150,918	845
*,1	CEL - SCI Corp.	723,184	839
*	enVVeno Medical Corp.	156,171	820
*,1	Gritstone bio Inc.	1,290,634	797
*	Prelude Therapeutics Inc.	207,507	791
*	Elutia Inc. Class A	158,176	785
*	Corvus Pharmaceuticals Inc.	429,516	782
*	Spero Therapeutics Inc.	587,342	764
*	ProPhase Labs Inc.	181,391	758
*	BioAtla Inc.	549,449	753
*	DiaMedica Therapeutics Inc.	253,733	748
*	Mural Oncology plc	236,779	743
*,1	Cue Biopharma Inc.	597,569	741
*	Tectonic Therapeutic Inc.	44,790	738

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Neuronetics Inc.	403,878	727
*	Akoya Biosciences Inc.	306,112	716
*	Kronos Bio Inc.	559,541	694
*,1	Sangamo Therapeutics Inc.	1,916,027	687
*	Vigil Neuroscience Inc.	170,238	681
*	Enzo Biochem Inc.	618,881	675
*,1	Rani Therapeutics Holdings Inc. Class A	172,976	657
*,1	Omega Therapeutics Inc.	309,866	641
*	Personalis Inc.	539,279	631
*	Ovid therapeutics Inc.	819,585	630
*,1	AirSculpt Technologies Inc.	156,689	627
*	Rockwell Medical Inc.	355,638	626
*	Cidara Therapeutics Inc.	52,387	625
*,1	Allovir Inc.	858,612	621
*	Journey Medical Corp.	109,083	615
*	Lipocine Inc.	74,283	612
*	Forian Inc.	229,226	607
*	LENSAR Inc.	133,235	600
*,1	SELLAS Life Sciences Group Inc.	501,971	597
*,1	Annovis Bio Inc.	101,298	583
*,1	Metagenomi Inc.	141,338	577
*,1	Hyperfine Inc. Class A	667,271	567
*,1	AN2 Therapeutics Inc.	261,931	563
*	Curis Inc.	81,339	561
*	Apyx Medical Corp.	414,663	556
*	Co-Diagnostics Inc.	444,776	556
*,1	Genelux Corp.	284,119	554
*,1	Tempus AI Inc. Class A	15,839	554
*,1	Q32 Bio Inc.	30,574	549
*,1	ARCA biopharma Inc.	141,432	542
*	Augmedix Inc.	613,928	540
*	Ikena Oncology Inc.	318,152	525
*,1	Checkpoint Therapeutics Inc.	242,152	521
*,1	Carisma Therapeutics Inc.	342,628	521
*,1	Vor BioPharma Inc.	519,630	520
*	Leap Therapeutics Inc.	259,457	509
*	HeartBeam Inc.	197,122	507
*	Inotiv Inc.	297,324	494
*,1	MAIA Biotechnology Inc.	143,773	492
*,1	Celularity Inc. Class A	155,085	485
*	Marker Therapeutics Inc.	87,137	473
*	Durect Corp.	363,771	469
*	Lantern Pharma Inc.	99,265	464
*	Atara Biotherapeutics Inc.	54,473	463
*	Matinas BioPharma Holdings Inc.	2,919,345	462
*,1	Kezar Life Sciences Inc.	764,730	459
*	Xtant Medical Holdings Inc.	719,477	453
*	Alumis Inc.	33,359	444
*,1	Rapport Therapeutics Inc.	19,045	443
*	Ocuphire Pharma Inc.	288,947	442
*	Milestone Scientific Inc.	644,906	441
*	Pro-Dex Inc.	22,090	434
*,1	Fractyl Health Inc.	101,641	434
*,1	DarioHealth Corp.	355,607	423
*	Reneo Pharmaceuticals Inc.	278,541	421
*	Instil Bio Inc.	40,517	417
*	iCAD Inc.	319,228	415
*	Hookipa Pharma Inc.	698,430	413
*,1	Reviva Pharmaceuticals Holdings Inc.	312,304	400
*	CytoSorbents Corp.	568,233	399
*,1	IN8bio Inc.	471,410	399
*	Vivani Medical Inc.	314,417	396
*	Immix Biopharma Inc.	199,247	394
*	Passage Bio Inc.	493,230	392
*,1	Cutera Inc.	255,224	385
*,1	Tempest Therapeutics Inc.	174,007	381
*	Precision BioSciences Inc.	39,093	380
*	VolitionRX Ltd.	622,949	377
*	Bioxcel Therapeutics Inc.	293,322	375
*,1	Immuneering Corp. Class A	289,196	370

Extended Market Index Fund
		Shares	Market Value• ($000)
*	ElectroCore Inc.	57,506	370
*	Aadi Bioscience Inc.	247,520	361
*,1	Nuvectis Pharma Inc.	57,030	361
*	Champions Oncology Inc.	69,171	358
*	IRIDEX Corp.	164,113	354
*,1	Bionano Genomics Inc.	505,292	343
*	AEON Biopharma Inc.	320,899	337
*,1	Aerovate Therapeutics Inc.	202,519	336
*,1	Rallybio Corp.	248,743	333
*	Cognition Therapeutics Inc.	200,577	333
*,1	Acurx Pharmaceuticals Inc.	145,537	327
*	ImmuCell Corp.	66,638	323
*	NextCure Inc.	201,978	321
*	Alpha Teknova Inc.	233,250	320
*	Dare Bioscience Inc.	947,802	319
*	CareCloud Inc.	158,809	305
*,1	Palatin Technologies Inc.	154,449	301
*,1	Protara Therapeutics Inc.	140,668	293
*	Armata Pharmaceuticals Inc.	106,021	292
*	Streamline Health Solutions Inc.	630,999	291
*	IGC Pharma Inc.	630,222	273
*,1	Owlet Inc.	65,981	272
*	Retractable Technologies Inc.	246,784	267
*,1	NanoViricides Inc.	154,515	266
*,1	Envoy Medical Inc.	112,140	265
*	UNITY Biotechnology Inc.	194,785	263
*,1	Fortress Biotech Inc.	152,474	261
*,1	Lexaria Bioscience Corp.	93,586	260
*,1	NeueHealth Inc.	47,738	260
*	American Shared Hospital Services	81,025	259
*,1	Quince Therapeutics Inc.	345,527	259
*	Exagen Inc.	141,951	258
*,1	Eyenovia Inc.	430,389	256
*,1	Oncocyte Corp.	84,999	251
*,1	Bright Green Corp.	968,476	245
*	Dyadic International Inc.	161,079	238
*,1	Clene Inc.	669,545	238
*	Minerva Neurosciences Inc.	74,257	237
*	Oncternal Therapeutics Inc.	31,061	236
*	Nutriband Inc.	43,268	234
*	AIM ImmunoTech Inc.	620,229	231
	MEI Pharma Inc.	79,554	231
*	Vincerx Pharma Inc.	280,416	227
*,1	Carmell Corp.	168,369	224
*,1	Femasys Inc.	192,667	220
*	Turnstone Biologics Corp.	83,400	218
*,1	Biora Therapeutics Inc.	325,296	215
*,1	Conduit Pharmaceuticals Inc.	202,934	215
*	Psychemedics Corp.	85,868	208
*,1	GlycoMimetics Inc.	730,599	206
*,1	Cyclo Therapeutics Inc.	161,083	205
*,1	Beyond Air Inc.	374,314	201
*	Lisata Therapeutics Inc.	57,596	200
*	Intensity Therapeutics Inc.	40,587	199
*	Surrozen Inc.	18,127	198
*,1	TherapeuticsMD Inc.	122,234	197
*	Oncology Institute Inc.	422,983	195
*	Vicarious Surgical Inc. Class A	32,755	192
*,1	Ocean Biomedical Inc.	156,202	191
*	Ekso Bionics Holdings Inc.	179,455	189
*,1	Unicycive Therapeutics Inc.	373,220	187
*	KALA BIO Inc.	26,296	186
*	Singular Genomics Systems Inc.	21,637	183
*	Orgenesis Inc.	300,957	181
*	Cocrystal Pharma Inc.	76,721	179
*,1	Gain Therapeutics Inc.	135,702	174
*	Equillium Inc.	247,430	172
*	Elicio Therapeutics Inc.	41,045	169
*	Cara Therapeutics Inc.	645,753	167
*,1	NeuroOne Medical Technologies Corp.	207,077	166

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	JanOne Inc.	73,304	164
*	Cryo-Cell International Inc.	21,237	162
[1]	TRxADE HEALTH Inc.	14,548	162
*	P3 Health Partners Inc.	355,045	160
*,1	Lucid Diagnostics Inc.	193,991	159
*	Bolt Biotherapeutics Inc.	205,537	154
*	Viracta Therapeutics Inc.	282,488	154
*	Xilio Therapeutics Inc.	160,024	152
*	PharmaCyte Biotech Inc.	74,919	147
*	Dominari Holdings Inc.	77,916	146
*	Traws Pharma Inc.	321,970	144
*,1	Alaunos Therapeutics Inc.	204,718	143
*,1	Cosmos Health Inc.	134,834	140
*	Modular Medical Inc.	88,224	139
*	BrainStorm Cell Therapeutics Inc.	401,014	136
*,1	VYNE Therapeutics Inc.	69,195	136
*,1	NeuroBo Pharmaceuticals Inc.	28,020	136
*	vTv Therapeutics Inc. Class A	7,654	135
*	SAB Biotherapeutics Inc.	42,636	132
*	Cumberland Pharmaceuticals Inc.	84,244	129
*,1	Avalo Therapeutics Inc.	10,368	129
*,1	Cardio Diagnostics Holdings Inc.	232,139	128
*	Lyra Therapeutics Inc.	455,832	126
*,1	Novo Integrated Sciences Inc.	163,777	123
*,1	Nutex Health Inc.	207,288	123
*,1	VBI Vaccines Inc.	184,436	122
*	Lumos Pharma Inc.	50,828	118
*	Aprea Therapeutics Inc.	28,562	116
*,1	Aspira Women's Health Inc.	77,703	116
*,1	NRX Pharmaceuticals Inc.	46,893	114
*	Talis Biomedical Corp.	12,746	112
*,1	Microbot Medical Inc.	108,034	110
*	Pieris Pharmaceuticals Inc.	11,069	109
*,1	Spectral AI Inc.	61,531	108
*,1	Senti Biosciences Inc. Class A	386,899	107
*,1	SeaStar Medical Holding Corp.	14,037	107
*,1	Accelerate Diagnostics Inc.	90,274	106
*	Moleculin Biotech Inc.	30,314	106
*	CalciMedica Inc.	26,618	105
*,1	Know Labs Inc.	255,439	105
*	Spruce Biosciences Inc.	197,187	102
*	Galecto Inc.	212,689	101
*,1	Aligos Therapeutics Inc.	275,481	96
*,1	CareMax Inc.	34,292	96
*	Serina Therapeutics Inc. (XASE)	9,647	92
*	Anebulo Pharmaceuticals Inc.	32,873	90
*,1	Biotricity Inc.	99,728	90
*	Precipio Inc.	17,645	90
*	Organovo Holdings Inc.	114,640	87
*,1	bioAffinity Technologies Inc.	39,767	86
*	Star Equity Holdings Inc.	18,654	85
*	MiNK Therapeutics Inc.	85,953	82
*	Aytu BioPharma Inc.	27,888	81
*	Forte Biosciences Inc.	149,484	80
*	Rapid Micro Biosystems Inc. Class A	116,325	77
*,1	iBio Inc.	35,998	76
*	Biomerica Inc.	169,010	74
*,1	Predictive Oncology Inc.	69,881	73
*	Talphera Inc.	81,358	72
*	Boundless Bio Inc.	18,601	72
*	Strata Skin Sciences Inc.	23,545	72
*	ATI Physical Therapy Inc.	15,662	70
*	Pulmatrix Inc.	35,082	68
*,1	Creative Medical Technology Holdings Inc.	17,629	68
*	Edesa Biotech Inc.	15,702	68
*,1	NKGen Biotech Inc.	53,804	68
*,1	SunLink Health Systems Inc.	83,942	67
*	PAVmed Inc.	79,689	65
*	RenovoRx Inc.	56,737	64
*	Precision Optics Corp. Inc.	10,928	64

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Synlogic Inc.	42,476	64
*	Sensei Biotherapeutics Inc.	99,616	62
*,1	iCoreConnect Inc.	66,877	62
*,1	GeoVax Labs Inc.	19,239	61
*,1	BioVie Inc.	147,637	59
*	Indaptus Therapeutics Inc.	27,068	57
*	Imunon Inc.	48,806	57
*,1	Molecular Templates Inc.	49,888	57
*,1	NeuroMetrix Inc.	15,124	56
*,1	AquaBounty Technologies Inc.	34,020	56
*	Nexgel Inc.	25,526	55
*,1	Processa Pharmaceuticals Inc.	24,433	55
*	Cyclerion Therapeutics Inc.	23,490	54
*,1	Nexalin Technology Inc.	31,780	54
*	Hepion Pharmaceuticals Inc.	48,908	53
*,1	Bullfrog AI Holdings Inc.	28,800	50
*,1	Neuraxis Inc.	17,745	49
*,1	Plus Therapeutics Inc.	32,541	48
*,1	Eterna Therapeutics Inc.	26,099	47
*,1	INVO BioScience Inc.	54,058	47
*,1	Syra Health Corp. Class A	34,247	47
*,1	Theriva Biologics Inc.	194,494	46
*,1	Virios Therapeutics Inc.	208,883	45
*,1	Akili Inc. Class A	101,371	44
*	Avinger Inc.	23,802	44
*,1	OneMedNet Corp.	44,500	44
*	BioRestorative Therapies Inc.	20,472	42
*	Xenetic Biosciences Inc.	9,797	41
*,1	BioCardia Inc.	12,616	37
*,1	Jaguar Health Inc.	10,360	37
*	Hoth Therapeutics Inc.	38,804	36
*,1	ABVC BioPharma Inc.	46,947	36
*,1	Regional Health Properties Inc.	16,970	35
*,1	Mustang Bio Inc.	73,419	35
*,1	Monopar Therapeutics Inc.	45,167	34
*,1	NexImmune Inc.	12,010	33
*	Alzamend Neuro Inc.	78,545	32
*,1	Kineta Inc.	59,326	31
*,1	Intelligent Bio Solutions Inc.	15,485	30
*	GT Biopharma Inc.	10,504	30
*	Coeptis Therapeutics Holdings	100,759	29
*	Protagenic Therapeutics Inc.	31,996	29
*,1	Genprex Inc.	14,975	28
*,1	Bio-Path Holdings Inc.	13,502	27
*,1	Venus Concept Inc.	32,438	25
*,1	MyMD Pharmaceuticals Inc.	13,689	25
*	HCW Biologics Inc.	37,677	24
*,1	Innovative Eyewear Inc.	47,233	23
*,1	Vivos Therapeutics Inc.	10,579	23
*,1	Titan Pharmaceuticals Inc.	4,103	23
*,1	Inhibikase Therapeutics Inc.	16,724	22
*,1	Telesis Bio Inc.	6,155	22
*,1	NanoVibronix Inc.	30,194	21
*	Tracon Pharmaceuticals Inc.	13,139	21
*,1	Palisade Bio Inc.	4,536	21
*,1	MSP Recovery Inc.	43,697	20
*,1	TFF Pharmaceuticals Inc.	11,762	20
*,1	Tivic Health Systems Inc.	47,981	19
*,1	Phio Pharmaceuticals Corp.	24,380	17
*	Evoke Pharma Inc.	29,851	16
*,1	Trevena Inc.	72,355	16
*	Lipella Pharmaceuticals Inc.	34,520	16
*,1	Silo Pharma Inc.	16,334	16
*	Petros Pharmaceuticals Inc.	31,811	15
*,1,2	Aceragen Inc.	39,478	15
*,1	Tenon Medical Inc.	23,854	15
*,1	Sonnet BioTherapeutics Holdings Inc.	14,726	14
*,1	OpGen Inc.	5,328	14
*	Exicure Inc.	40,093	13
*,1	Onconetix Inc.	73,513	12

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Lixte Biotechnology Holdings Inc.	5,209	12
*	LogicMark Inc.	18,939	12
*,1	Helius Medical Technologies Inc. Class A	12,598	12
*,1	SCWorx Corp.	6,922	12
*,1	iSpecimen Inc.	35,987	11
*,1	Enveric Biosciences Inc.	18,198	11
*,1	Adial Pharmaceuticals Inc.	9,359	11
*,1	Imac Holdings Inc.	5,133	11
*,1	Aethlon Medical Inc.	21,224	11
*,2	Impact BioMedical Inc. (Registered)	1,738,388	11
*	Kiora Pharmaceuticals Inc.	2,729	11
*,1	Synaptogenix Inc.	2,740	11
*	ReShape Lifesciences Inc.	49,874	10
*	Longeveron Inc. Class A	6,509	10
*,1	Heart Test Laboratories Inc.	1,916	10
*	Oragenics Inc.	8,866	9
*,1	Ensysce Biosciences Inc.	18,175	9
*,1	Assure Holdings Corp.	20,753	9
*	Cyclacel Pharmaceuticals Inc.	5,796	9
*,1	cbdMD Inc.	13,042	8
*,1	Biofrontera Inc.	8,611	8
*	Soligenix Inc.	3,180	8
*,2	NeuBase Therapeutics Inc.	18,981	7
*,1	eFFECTOR Therapeutics Inc.	25,070	7
*	Tenax Therapeutics Inc.	2,326	7
*,1	Windtree Therapeutics Inc.	2,314	7
*,1	Nuwellis Inc.	1,427	7
*,1	Aditxt Inc.	4,566	6
*	Entero Therapeutics Inc.	4,535	6
*	Vaccinex Inc.	900	6
*,1	Healthcare Triangle Inc.	8,801	5
*,1	Tonix Pharmaceuticals Holding Corp.	7,299	5
*,1	Qualigen Therapeutics Inc.	22,827	4
*,1	ENDRA Life Sciences Inc.	39,812	4
*	Dynatronics Corp.	16,074	4
*,1	Ontrak Inc.	20,311	4
*,1	Estrella Immunopharma Inc.	3,716	4
*,1	180 Life Sciences Corp.	2,521	4
*,1	Applied DNA Sciences Inc.	8,677	4
*,1	Seelos Therapeutics Inc.	6,997	4
*,1	Salarius Pharmaceuticals Inc.	1,820	4
*,1	Kintara Therapeutics Inc.	12,455	3
*,1	Calidi Biotherapeutics Inc.	14,939	3
*,1	Virpax Pharmaceuticals Inc.	6,629	3
*,1	Sharps Technology Inc.	9,956	2
*	Ainos Inc.	1,966	2
*,1	Cingulate Inc.	6,351	2
*	60 Degrees Pharmaceuticals Inc.	7,048	2
*	Autonomix Medical Inc.	1,640	2
*,1	CNS Pharmaceuticals Inc.	1,168	2
*,1	Avenue Therapeutics Inc.	678	2
*	Sonoma Pharmaceuticals Inc.	3,818	1
*,1	Aptevo Therapeutics Inc.	2,084	1
*,1	NovaBay Pharmaceuticals Inc.	392	1
*,1	SiNtx Technologies Inc.	218	1
*,1,2	Aravive Inc.	149,018	—
*,2	OmniAb Inc. 12.5 Earnout	83,004	—
*,2	OmniAb Inc. 15 Earnout	83,004	—
*,2	MYOS Corp.	20,700	—
*,1,2	MYOS Corp. (Registered)	48,410	—
*	Cadrenal Therapeutics Inc.	905	—
*	Revelation Biosciences Inc.	201	—
*	Tharimmune Inc.	29	—
*,1	ZyVersa Therapeutics Inc.	50	—
*	Bluejay Diagnostics Inc.	98	—
*,1	GRI Bio Inc.	203	—
			11,963,877
Industrials (17.9%)
	Ferguson plc	3,063,702	593,286

Extended Market Index Fund
		Shares	Market Value• ($000)
	Vertiv Holdings Co. Class A	5,223,608	452,208
	Booz Allen Hamilton Holding Corp. Class A	1,963,421	302,170
	Carlisle Cos. Inc.	720,482	291,946
	Lennox International Inc.	486,698	260,374
	EMCOR Group Inc.	712,000	259,937
	Owens Corning	1,315,249	228,485
	Watsco Inc.	484,918	224,633
	TransUnion	2,938,800	217,941
	RB Global Inc.	2,785,540	212,704
	SS&C Technologies Holdings Inc.	3,257,731	204,162
	Graco Inc.	2,566,292	203,456
	nVent Electric plc	2,517,700	192,881
*	Saia Inc.	403,427	191,341
*	XPO Inc.	1,761,626	186,997
	AECOM	2,059,001	181,480
	HEICO Corp.	798,802	178,620
*	Clean Harbors Inc.	760,458	171,978
	Advanced Drainage Systems Inc.	1,033,948	165,835
	Tetra Tech Inc.	809,469	165,520
	Comfort Systems USA Inc.	539,840	164,176
	Lincoln Electric Holdings Inc.	861,778	162,566
	ITT Inc.	1,245,814	160,934
	Woodward Inc.	922,827	160,923
	HEICO Corp. Class A	904,921	160,642
	FTAI Aviation Ltd.	1,521,073	157,020
	Curtiss-Wright Corp.	578,071	156,646
	Toro Co.	1,585,890	148,297
*	CACI International Inc. Class A	338,216	145,477
	CNH Industrial NV	13,900,235	140,809
	Regal Rexnord Corp.	1,011,254	136,742
*	API Group Corp.	3,612,294	135,931
	BWX Technologies Inc.	1,387,566	131,819
	KBR Inc.	2,049,442	131,451
	Donaldson Co. Inc.	1,826,495	130,704
*	Core & Main Inc. Class A	2,593,472	126,925
	Fortune Brands Innovations Inc.	1,894,877	123,053
	Knight-Swift Transportation Holdings Inc. Class A	2,449,642	122,286
*	Trex Co. Inc.	1,645,833	121,989
*	RBC Bearings Inc.	441,929	119,224
*	FTI Consulting Inc.	534,133	115,122
	Applied Industrial Technologies Inc.	586,711	113,822
*	Fluor Corp.	2,596,369	113,072
	Acuity Brands Inc.	462,481	111,661
*	WillScot Mobile Mini Holdings Corp.	2,883,091	108,520
	Crane Co.	747,600	108,387
	Simpson Manufacturing Co. Inc.	642,507	108,282
	Oshkosh Corp.	988,719	106,979
*	Kirby Corp.	885,049	105,967
	MSA Safety Inc.	562,288	105,536
	UFP Industries Inc.	937,061	104,951
	WESCO International Inc.	661,753	104,901
	Allison Transmission Holdings Inc.	1,321,238	100,282
*	Middleby Corp.	815,883	100,035
	Landstar System Inc.	540,399	99,693
	Robert Half Inc.	1,555,990	99,552
*	SPX Technologies Inc.	698,623	99,302
*	MasTec Inc.	922,241	98,671
	Mueller Industries Inc.	1,723,843	98,156
	Flowserve Corp.	1,998,402	96,123
*	AZEK Co. Inc. Class A	2,210,733	93,138
*	Chart Industries Inc.	639,311	92,278
	AGCO Corp.	936,709	91,685
	Science Applications International Corp.	778,094	91,465
*	GXO Logistics Inc.	1,810,734	91,442
	AAON Inc.	1,033,296	90,145
	U-Haul Holding Co. (XNYS)	1,459,000	87,569
*	NEXTracker Inc. Class A	1,865,491	87,454
*	Beacon Roofing Supply Inc.	966,043	87,427
*	Paylocity Holding Corp.	661,071	87,162
*	Casella Waste Systems Inc. Class A	866,007	85,925

Extended Market Index Fund
		Shares	Market Value• ($000)
	Sensata Technologies Holding plc	2,294,321	85,785
	Valmont Industries Inc.	305,142	83,746
*	SiteOne Landscape Supply Inc.	687,331	83,449
	Ryder System Inc.	661,920	81,999
*	Stericycle Inc.	1,403,811	81,604
	Esab Corp.	859,261	81,140
	Genpact Ltd.	2,507,022	80,701
	Maximus Inc.	923,055	79,106
	Hexcel Corp.	1,264,136	78,945
	Timken Co.	983,112	78,777
*	ExlService Holdings Inc.	2,480,634	77,793
	Federal Signal Corp.	926,278	77,502
*	AeroVironment Inc.	425,020	77,422
*	Alaska Air Group Inc.	1,912,808	77,277
	MDU Resources Group Inc.	3,074,693	77,175
	Watts Water Technologies Inc. Class A	415,906	76,265
*	Lyft Inc. Class A	5,370,690	75,727
	Armstrong World Industries Inc.	668,193	75,666
	Atkore Inc.	552,322	74,525
*	Dycom Industries Inc.	440,938	74,413
	Air Lease Corp. Class A	1,561,909	74,238
	Exponent Inc.	770,030	73,245
	Moog Inc. Class A	436,485	73,024
	GATX Corp.	539,951	71,468
	Boise Cascade Co.	598,890	71,400
	Encore Wire Corp.	238,997	69,268
*	Verra Mobility Corp. Class A	2,519,080	68,519
	Brink's Co.	667,267	68,328
	Matson Inc.	519,086	67,985
	Zurn Elkay Water Solutions Corp.	2,150,215	63,216
	EnerSys	610,389	63,187
	CSW Industrials Inc.	235,418	62,459
	Arcosa Inc.	734,999	61,306
	Franklin Electric Co. Inc.	600,939	57,882
*	Spirit AeroSystems Holdings Inc. Class A	1,753,428	57,635
	Herc Holdings Inc.	426,084	56,793
*	CBIZ Inc.	746,149	55,290
	Terex Corp.	1,006,801	55,213
*	Sterling Infrastructure Inc.	465,174	55,049
	MSC Industrial Direct Co. Inc. Class A	686,728	54,464
	Korn Ferry	787,442	52,869
*	Parsons Corp.	631,778	51,686
	Kadant Inc.	175,544	51,571
	ManpowerGroup Inc.	718,907	50,180
	Insperity Inc.	548,370	50,017
*	SkyWest Inc.	603,024	49,490
	ABM Industries Inc.	967,396	48,921
*	GMS Inc.	596,619	48,093
*	RXO Inc.	1,815,948	47,487
	TriNet Group Inc.	472,904	47,290
	Enpro Inc.	313,368	45,617
	John Bean Technologies Corp.	478,526	45,446
*	Kratos Defense & Security Solutions Inc.	2,259,281	45,208
*	Gates Industrial Corp. plc	2,853,925	45,121
*	Alight Inc. Class A	6,109,415	45,087
	Concentrix Corp.	705,357	44,635
	Brady Corp. Class A	669,836	44,223
*	Resideo Technologies Inc.	2,181,549	42,671
	Hillenbrand Inc.	1,051,405	42,077
	Granite Construction Inc.	678,545	42,049
	Mueller Water Products Inc. Class A	2,326,035	41,683
	Primoris Services Corp.	825,925	41,205
*	ACV Auctions Inc. Class A	2,251,330	41,087
	ESCO Technologies Inc.	386,117	40,558
*	Sunrun Inc.	3,378,449	40,068
*,1	Bloom Energy Corp. Class A	3,266,821	39,986
	Hub Group Inc. Class A	928,005	39,951
	Albany International Corp. Class A	463,929	39,179
	Rush Enterprises Inc. Class A	933,408	39,082
	McGrath RentCorp	366,487	39,049

Extended Market Index Fund
		Shares	Market Value• ($000)
	UniFirst Corp.	223,885	38,403
	ICF International Inc.	257,382	38,211
*	Clarivate plc	6,705,434	38,154
	Trinity Industries Inc.	1,267,441	37,922
	ArcBest Corp.	352,285	37,723
*	Atmus Filtration Technologies Inc.	1,285,584	36,999
*	Construction Partners Inc. Class A	657,404	36,295
	Griffon Corp.	563,876	36,009
*	AAR Corp.	491,327	35,719
*	MYR Group Inc.	259,349	35,196
	Werner Enterprises Inc.	978,786	35,070
	AZZ Inc.	450,408	34,794
*,1	Enovix Corp.	2,170,504	33,556
	Dun & Bradstreet Holdings Inc.	3,587,632	33,221
	Barnes Group Inc.	786,099	32,552
*	Gibraltar Industries Inc.	472,297	32,376
	HNI Corp.	717,824	32,316
*	JetBlue Airways Corp.	5,177,937	31,534
	Enerpac Tool Group Corp. Class A	813,571	31,062
*,1	Joby Aviation Inc.	5,727,350	29,209
*	GEO Group Inc.	2,032,098	29,181
	Avis Budget Group Inc.	272,304	28,461
	MillerKnoll Inc.	1,073,494	28,437
	Tennant Co.	288,838	28,433
	Standex International Corp.	175,801	28,330
*	Leonardo DRS Inc.	1,107,463	28,251
*	OPENLANE Inc.	1,679,995	27,871
	Alamo Group Inc.	160,775	27,814
*	Masterbrand Inc.	1,891,185	27,763
	Kennametal Inc.	1,165,422	27,434
*	Hillman Solutions Corp.	3,048,592	26,980
*	Huron Consulting Group Inc.	263,695	25,974
	Vestis Corp.	2,036,022	24,901
	UL Solutions Inc. Class A	588,661	24,836
	Helios Technologies Inc.	515,821	24,630
	Greenbrier Cos. Inc.	486,586	24,110
*	Hayward Holdings Inc.	1,959,972	24,108
*,1	Plug Power Inc.	10,201,920	23,770
*	DNOW Inc.	1,651,463	22,675
*	Array Technologies Inc.	2,203,346	22,606
*	Cimpress plc	258,022	22,605
*	Mercury Systems Inc.	810,111	21,865
	H&E Equipment Services Inc.	487,428	21,530
*	CoreCivic Inc.	1,645,295	21,356
*	Montrose Environmental Group Inc.	478,886	21,339
	VSE Corp.	240,710	21,250
	Lindsay Corp.	171,730	21,102
	Powell Industries Inc.	143,121	20,524
	Apogee Enterprises Inc.	326,558	20,519
*,1	Rocket Lab USA Inc.	4,072,823	19,550
*	Upwork Inc.	1,789,624	19,238
	Steelcase Inc. Class A	1,445,451	18,733
*	Triumph Group Inc.	1,206,168	18,587
*,1	Symbotic Inc. Class A	521,737	18,344
*	NV5 Global Inc.	196,912	18,307
*	American Woodmark Corp.	232,884	18,305
	CSG Systems International Inc.	439,924	18,112
	CRA International Inc.	104,373	17,975
*	JELD-WEN Holding Inc.	1,330,994	17,928
*	Janus International Group Inc.	1,416,152	17,886
*	IES Holdings Inc.	128,298	17,876
*	MRC Global Inc.	1,323,437	17,086
	Kforce Inc.	269,998	16,775
	Marten Transport Ltd.	903,523	16,670
*	Shoals Technologies Group Inc. Class A	2,643,312	16,494
*	Transcat Inc.	137,441	16,449
[1]	Tecnoglass Inc.	318,765	15,996
*,1	Fluence Energy Inc.	907,803	15,741
	Deluxe Corp.	697,355	15,663
	Wabash National Corp.	712,457	15,560

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Legalzoom.com Inc.	1,843,727	15,469
*	Thermon Group Holdings Inc.	487,266	14,988
	REV Group Inc.	600,910	14,957
*	Tutor Perini Corp.	680,289	14,817
*	Ameresco Inc. Class A	507,684	14,626
*	Blue Bird Corp.	269,048	14,488
	Argan Inc.	196,655	14,387
	Columbus McKinnon Corp.	414,948	14,332
	Gorman-Rupp Co.	389,137	14,285
	Quanex Building Products Corp.	512,190	14,162
	Genco Shipping & Trading Ltd.	659,244	14,048
	Schneider National Inc. Class B	579,249	13,995
	Interface Inc. Class A	935,080	13,727
*	CECO Environmental Corp.	472,275	13,625
*	American Superconductor Corp.	574,741	13,443
	FTAI Infrastructure Inc.	1,547,751	13,357
	Barrett Business Services Inc.	400,956	13,139
*	Paycor HCM Inc.	1,009,880	12,825
*	Ducommun Inc.	219,139	12,723
	Pitney Bowes Inc.	2,496,887	12,684
*	BlueLinx Holdings Inc.	135,307	12,596
	First Advantage Corp.	783,299	12,588
*	Proto Labs Inc.	406,177	12,547
*	Healthcare Services Group Inc.	1,180,396	12,489
	Matthews International Corp. Class A	479,983	12,024
*	Driven Brands Holdings Inc.	943,378	12,009
	Hyster-Yale Inc.	171,173	11,936
*,1	Archer Aviation Inc. Class A	3,380,895	11,901
*	Energy Recovery Inc.	882,035	11,722
*	Vicor Corp.	352,520	11,690
*	BrightView Holdings Inc.	878,069	11,678
*	Viad Corp.	338,066	11,494
	Allegiant Travel Co.	221,734	11,138
*	Enviri Corp.	1,284,829	11,088
*	Air Transport Services Group Inc.	789,993	10,957
*	U-Haul Holding Co.	176,801	10,914
*,1	NuScale Power Corp. Class A	922,411	10,783
	Kelly Services Inc. Class A	495,086	10,600
	Astec Industries Inc.	355,806	10,553
*	Hawaiian Holdings Inc.	828,692	10,301
	Heidrick & Struggles International Inc.	319,715	10,097
	Miller Industries Inc.	178,641	9,829
*	DXP Enterprises Inc.	208,420	9,554
*,1	Loar Holdings Inc.	176,593	9,432
	Cadre Holdings Inc.	279,129	9,368
*	Great Lakes Dredge & Dock Corp.	1,057,280	9,283
	Insteel Industries Inc.	299,108	9,260
[1]	Forward Air Corp.	485,481	9,244
*	Astronics Corp.	451,951	9,053
*	Limbach Holdings Inc.	155,476	8,851
	Heartland Express Inc.	714,112	8,805
*	V2X Inc.	183,413	8,796
*,1	ChargePoint Holdings Inc.	5,762,789	8,702
	Douglas Dynamics Inc.	358,558	8,390
*	Sun Country Airlines Holdings Inc.	622,965	7,824
	Ennis Inc.	352,527	7,717
	Rush Enterprises Inc. Class B	193,998	7,612
*	Xometry Inc. Class A	642,096	7,423
*	Conduent Inc.	2,267,608	7,392
*,1	Hertz Global Holdings Inc.	2,039,312	7,199
*	Liquidity Services Inc.	352,763	7,048
*	Bowman Consulting Group Ltd.	219,150	6,967
*	Sterling Check Corp.	468,841	6,939
	ACCO Brands Corp.	1,469,059	6,905
*	Franklin Covey Co.	180,427	6,856
*	Manitowoc Co. Inc.	569,725	6,569
	Global Industrial Co.	206,431	6,474
	National Presto Industries Inc.	86,016	6,462
*	3D Systems Corp.	2,100,309	6,448
	LSI Industries Inc.	434,496	6,287

Extended Market Index Fund
		Shares	Market Value• ($000)
[1]	Spirit Airlines Inc.	1,696,134	6,208
	Shyft Group Inc.	520,091	6,168
	Aris Water Solutions Inc. Class A	392,180	6,145
*	Titan International Inc.	820,934	6,083
	Allient Inc.	236,017	5,964
*	Planet Labs PBC	3,163,476	5,884
	Resources Connection Inc.	526,253	5,810
	Covenant Logistics Group Inc. Class A	117,524	5,793
*	Hudson Technologies Inc.	654,140	5,750
*,1	Innodata Inc.	386,496	5,732
*	TrueBlue Inc.	540,418	5,566
*	Willdan Group Inc.	190,728	5,502
*	Distribution Solutions Group Inc.	179,044	5,371
*,1	Nikola Corp.	649,979	5,323
*	Titan Machinery Inc.	330,232	5,251
*	Northwest Pipe Co.	150,041	5,097
	Luxfer Holdings plc	422,626	4,898
	Preformed Line Products Co.	38,929	4,848
*,1	FuelCell Energy Inc.	6,981,318	4,460
*	Orion Group Holdings Inc.	457,435	4,350
*	Custom Truck One Source Inc.	974,584	4,239
*	Graham Corp.	149,947	4,222
	Universal Logistics Holdings Inc.	103,274	4,192
	Pangaea Logistics Solutions Ltd.	512,373	4,012
	Park Aerospace Corp.	285,826	3,910
*,1	Blink Charging Co.	1,423,370	3,900
*,1	Net Power Inc.	396,317	3,896
*	TaskUS Inc. Class A	289,704	3,856
*,1	SunPower Corp.	1,292,214	3,825
*	Matrix Service Co.	383,983	3,813
*,1	Centuri Holdings Inc.	186,840	3,640
*	Forrester Research Inc.	211,525	3,613
*,1	Proficient Auto Logistics Inc.	222,960	3,581
*,1	Eos Energy Enterprises Inc.	2,596,275	3,297
*	AerSale Corp.	475,741	3,292
	Park-Ohio Holdings Corp.	124,171	3,215
*	L B Foster Co. Class A	148,614	3,198
*,1	Spire Global Inc.	283,944	3,078
*	Hyliion Holdings Corp.	1,895,909	3,071
	Alta Equipment Group Inc.	371,262	2,985
*	GrafTech International Ltd.	3,070,854	2,979
*,1	Frontier Group Holdings Inc.	600,445	2,960
*	Gencor Industries Inc.	147,979	2,862
*	Radiant Logistics Inc.	498,130	2,834
*,1	TPI Composites Inc.	707,801	2,824
*	SES AI Corp.	2,203,107	2,754
*	Blade Air Mobility Inc.	786,836	2,738
*	Asure Software Inc.	324,928	2,729
*	Mayville Engineering Co. Inc.	159,698	2,661
*	Byrna Technologies Inc.	265,411	2,649
	Quad/Graphics Inc.	463,634	2,527
*,1	Stem Inc.	2,220,967	2,465
*	Mistras Group Inc.	294,816	2,444
*,1	Montana Technologies Corp.	235,395	2,427
*,1	Virgin Galactic Holdings Inc.	277,829	2,342
	Karat Packaging Inc.	78,371	2,318
	Willis Lease Finance Corp.	33,271	2,306
	Eastern Co.	88,712	2,259
*,1	LanzaTech Global Inc.	1,218,417	2,254
	Omega Flex Inc.	43,887	2,251
*,1	Intuitive Machines Inc.	659,957	2,178
*	Commercial Vehicle Group Inc.	429,381	2,104
	Virco Manufacturing Corp.	150,864	2,103
*	Redwire Corp.	287,325	2,060
*	Concrete Pumping Holdings Inc.	336,641	2,023
*,1	Terran Orbital Corp.	2,467,569	2,023
*	Perma-Fix Environmental Services Inc.	184,484	1,869
	Twin Disc Inc.	158,583	1,868
*	NN Inc.	613,095	1,839
*	Quest Resource Holding Corp.	205,544	1,809

Extended Market Index Fund
		Shares	Market Value• ($000)
*	DLH Holdings Corp.	167,461	1,768
*	Taylor Devices Inc.	39,276	1,767
	TTEC Holdings Inc.	294,053	1,729
*	RCM Technologies Inc.	91,076	1,705
*	PAM Transportation Services Inc.	93,486	1,624
*,1	Eve Holding Inc.	393,107	1,592
*	Ultralife Corp.	148,995	1,582
*,1	Microvast Holdings Inc.	3,395,294	1,549
*,1	Mobile Infrastructure Corp. Class A	443,056	1,520
*	FiscalNote Holdings Inc.	1,039,674	1,518
	Acme United Corp.	42,843	1,502
	EVI Industries Inc.	79,315	1,501
*,1	Desktop Metal Inc. Class A	357,142	1,475
*,1	Falcon's Beyond Global Inc. Class A	135,778	1,420
	ARC Document Solutions Inc.	533,343	1,408
*,1	Sky Harbour Group Corp.	149,306	1,381
*	Babcock & Wilcox Enterprises Inc.	890,338	1,291
	Hurco Cos. Inc.	84,039	1,282
*	VirTra Inc.	163,694	1,259
	BGSF Inc.	146,036	1,249
*	Odyssey Marine Exploration Inc. Class B	247,703	1,209
*	BlackSky Technology Inc. Class A	1,120,963	1,199
*	Alpha Pro Tech Ltd.	194,654	1,071
*,1	Energy Vault Holdings Inc.	1,091,814	1,037
*,1	NeoVolta Inc.	376,764	995
*,1	Mega Matrix Corp.	396,268	983
*	374Water Inc.	807,554	969
*	Broadwind Inc.	275,644	904
*	Manitex International Inc.	199,735	885
*	Innovative Solutions & Support Inc.	145,471	873
*	Perma-Pipe International Holdings Inc.	97,176	865
*,1	Beam Global	178,909	825
*	Mesa Air Group Inc.	474,206	811
	NL Industries Inc.	134,129	809
	HireQuest Inc.	64,589	798
*	Skillsoft Corp.	57,505	795
*,1	ESS Tech Inc.	940,993	770
*,1	Southland Holdings Inc.	141,533	648
*	FreightCar America Inc.	184,666	644
*,1	Bridger Aerospace Group Holdings Inc.	165,432	619
*,1	SKYX Platforms Corp.	644,799	613
*	Markforged Holding Corp.	1,489,025	610
*,1	Wheels Up Experience Inc.	311,652	589
*	Ideal Power Inc.	78,007	551
*,1	INNOVATE Corp.	891,382	539
*	Hudson Global Inc.	30,771	511
*	Orion Energy Systems Inc.	453,956	504
*	Flux Power Holdings Inc.	160,450	499
*	GEE Group Inc.	1,612,349	494
*	Mastech Digital Inc.	64,171	481
*	Team Inc.	52,557	467
*,1	TechPrecision Corp.	125,690	431
*	Air T Inc.	19,387	414
*	ClearSign Technologies Corp.	478,114	399
*	Hydrofarm Holdings Group Inc.	577,654	399
*,1	Complete Solaria Inc.	354,350	397
*,1	Xos Inc.	57,084	394
*,1	Hyzon Motors Inc.	1,219,651	392
*	CPI Aerostructures Inc.	152,363	376
*	Fuel Tech Inc.	347,857	372
*,1	KULR Technology Group Inc.	933,703	369
	Espey Manufacturing & Electronics Corp.	16,768	356
*	Steel Connect Inc.	26,851	345
*	Pioneer Power Solutions Inc.	84,350	335
*	Aqua Metals Inc.	1,039,347	333
*,1	Amprius Technologies Inc.	255,988	325
*	Palladyne AI Corp.	199,748	320
	CompX International Inc.	12,489	308
*,1	FTC Solar Inc.	818,583	289
*	Westwater Resources Inc.	592,292	285

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	flyExclusive Inc.	69,023	278
*,1	Tigo Energy Inc.	176,330	272
*,1	Surf Air Mobility Inc.	686,744	264
*	Jewett-Cameron Trading Co. Ltd.	53,321	263
*	Where Food Comes From Inc.	21,339	258
*,1	Exela Technologies Inc.	105,337	256
*,1	Volato Group Inc. Class A	355,929	208
*,1	Knightscope Inc. Class A	613,916	188
*,1	Air Industries Group	53,709	186
*	SIFCO Industries Inc.	59,551	185
	Chicago Rivet & Machine Co.	12,203	181
*,1	Bitcoin Depot Inc.	87,067	157
*,1	Ocean Power Technologies Inc.	753,871	148
*	Urban-Gro Inc.	111,102	148
*	Optex Systems Holdings Inc.	18,467	133
*	Wilhelmina International Inc.	23,052	126
*,1	Velo3D Inc.	33,879	112
*,1	Dragonfly Energy Holdings Corp.	124,806	106
*,1	Ideanomics Inc.	116,534	105
*,1	iPower Inc.	48,974	102
*,1	Solidion Technology Inc.	179,690	99
*,1	Astra Space Inc. Class A	179,589	90
*,1	Shimmick Corp.	50,737	79
*,1	Energous Corp.	68,443	75
*,1	LiqTech International Inc.	31,286	73
*,1	Getaround Inc.	484,505	68
*	Laser Photonics Corp.	32,357	62
*	TOMI Environmental Solutions Inc.	66,377	58
*,1	Advent Technologies Holdings Inc.	16,873	51
*,1	Expion360 Inc.	39,179	39
*	DSS Inc.	21,730	37
*	Avalon Holdings Corp. Class A	15,500	34
*,1	Professional Diversity Network Inc.	75,021	34
*,1	Sidus Space Inc. Class A	14,109	33
*,1	Polar Power Inc.	80,105	32
*,1	AgEagle Aerial Systems Inc.	57,726	29
*,1	FGI Industries Ltd.	24,551	28
*	Safe & Green Holdings Corp.	9,778	28
*,1	Nauticus Robotics Inc.	125,161	17
*	Art's-Way Manufacturing Co. Inc.	10,164	16
*,1	Energy Focus Inc.	11,850	16
*	Shapeways Holdings Inc.	21,179	15
*,1	Jet.AI Inc.	42,979	15
*,1	Gaucho Group Holdings Inc.	2,206	15
*,1	Momentus Inc. Class A	19,933	11
*	Staffing 360 Solutions Inc.	3,099	6
*,1	Pineapple Energy Inc.	3,529	5
*,1	Agrify Corp.	9,557	4
*,1	Nuvve Holding Corp.	4,449	4
*	Servotronics Inc.	154	2
*	Singularity Future Technology Ltd.	500	2
*,1,2	FTE Networks Inc.	82,837	—
*	ShiftPixy Inc.	280	—
*	Ault Alliance Inc.	676	—
*,1	Greenwave Technology Solutions Inc.	153	—
*	SolarMax Technology Inc.	100	—
			17,862,744
Information Technology (17.6%)
	Marvell Technology Inc.	13,132,426	917,957
*	Palantir Technologies Inc. Class A	30,059,020	761,395
*	Workday Inc. Class A	3,222,737	720,475
*	Snowflake Inc. Class A	5,068,111	684,651
*	Datadog Inc. Class A	4,682,514	607,275
	Dell Technologies Inc. Class C	4,044,463	557,772
*	HubSpot Inc.	772,519	455,624
*	Atlassian Corp. Class A	2,414,932	427,153
*	Cloudflare Inc. Class A	4,564,137	378,047
*,1	MicroStrategy Inc. Class A	239,282	329,606
	Entegris Inc.	2,284,195	309,280

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Pure Storage Inc. Class A	4,636,226	297,692
*	MongoDB Inc. Class A	1,067,833	266,916
*	Zscaler Inc.	1,363,023	261,959
*	Zoom Video Communications Inc. Class A	3,957,479	234,243
*	Manhattan Associates Inc.	934,588	230,544
*	AppLovin Corp. Class A	2,741,743	228,168
*	Okta Inc. Class A	2,427,699	227,257
*	Nutanix Inc. Class A	3,706,152	210,695
	Bentley Systems Inc. Class B	3,541,843	174,825
*	Guidewire Software Inc.	1,263,177	174,179
*	DocuSign Inc. Class A	3,106,177	166,180
*	Onto Innovation Inc.	747,887	164,206
*	Dynatrace Inc.	3,646,404	163,140
*	Twilio Inc. Class A	2,595,364	147,443
*	Coherent Corp.	2,012,981	145,861
*	Elastic NV	1,254,203	142,866
	Universal Display Corp.	663,054	139,407
	TD SYNNEX Corp.	1,177,143	135,842
*	Fabrinet	548,840	134,351
	MKS Instruments Inc.	961,414	125,541
	Cognex Corp.	2,611,868	122,131
*	Lattice Semiconductor Corp.	2,088,589	121,117
*	Confluent Inc. Class A	3,718,993	109,822
*	Ciena Corp.	2,199,477	105,971
*	SPS Commerce Inc.	560,962	105,551
*	Cirrus Logic Inc.	820,234	104,711
*	Samsara Inc. Class A	2,899,320	97,707
*	Arrow Electronics Inc.	805,715	97,298
	Littelfuse Inc.	376,960	96,347
*	Rambus Inc.	1,635,831	96,121
*	MACOM Technology Solutions Holdings Inc.	834,824	93,058
*	Kyndryl Holdings Inc.	3,497,463	92,018
*	Smartsheet Inc. Class A	2,078,858	91,636
*	Procore Technologies Inc.	1,379,296	91,461
*	SentinelOne Inc. Class A	4,339,502	91,347
	Vontier Corp.	2,343,907	89,537
*	Novanta Inc.	545,495	88,976
*	Altair Engineering Inc. Class A	865,532	84,891
*	Aspen Technology Inc.	423,904	84,200
	Badger Meter Inc.	447,957	83,477
*	Insight Enterprises Inc.	419,742	83,260
*,1	Marathon Digital Holdings Inc.	4,141,556	82,210
*	Dropbox Inc. Class A	3,657,109	82,175
*	Gitlab Inc. Class A	1,650,025	82,039
*	Varonis Systems Inc. Class B	1,692,212	81,175
*	CommVault Systems Inc.	658,100	80,005
*	Qualys Inc.	559,315	79,758
*	Tenable Holdings Inc.	1,820,953	79,357
*	UiPath Inc. Class A	6,159,362	78,101
*	Appfolio Inc. Class A	317,428	77,633
*	HashiCorp Inc. Class A	2,198,761	74,076
*	BILL Holdings Inc.	1,374,534	72,328
	Dolby Laboratories Inc. Class A	910,529	72,141
*	FormFactor Inc.	1,170,695	70,862
	Avnet Inc.	1,364,660	70,266
*	Axcelis Technologies Inc.	493,234	70,133
*	Itron Inc.	689,943	68,277
*	ACI Worldwide Inc.	1,591,539	63,009
	Amkor Technology Inc.	1,565,052	62,633
*	Credo Technology Group Holding Ltd.	1,955,632	62,463
*	ASGN Inc.	697,010	61,455
	Advanced Energy Industries Inc.	563,380	61,273
*	Unity Software Inc.	3,710,690	60,336
	Power Integrations Inc.	858,682	60,271
	Belden Inc.	618,927	58,055
*	Box Inc. Class A	2,178,043	57,587
*	CCC Intelligent Solutions Holdings Inc.	5,052,946	56,138
*	Sanmina Corp.	841,431	55,745
*	Impinj Inc.	352,247	55,222
*,1	Cleanspark Inc.	3,457,460	55,146

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Q2 Holdings Inc.	905,454	54,626
*	Workiva Inc. Class A	741,219	54,102
*	Silicon Laboratories Inc.	481,963	53,320
*	Synaptics Inc.	593,308	52,330
*	DXC Technology Co.	2,714,885	51,827
*	Lumentum Holdings Inc.	1,011,145	51,488
*	Teradata Corp.	1,461,222	50,500
*	Diodes Inc.	692,541	49,814
*	Five9 Inc.	1,126,989	49,700
*	Envestnet Inc.	769,741	48,178
*	Alarm.com Holdings Inc.	753,621	47,885
*	Blackbaud Inc.	616,074	46,926
	Crane NXT Co.	746,024	45,821
*	Clearwater Analytics Holdings Inc. Class A	2,399,817	44,445
	InterDigital Inc.	379,335	44,215
*	Wolfspeed Inc.	1,897,297	43,182
*,1	C3.ai Inc. Class A	1,477,165	42,779
*	Plexus Corp.	414,200	42,737
*	DoubleVerify Holdings Inc.	2,162,770	42,109
	Vishay Intertechnology Inc.	1,882,461	41,979
*	Zeta Global Holdings Corp. Class A	2,344,334	41,378
	Kulicke & Soffa Industries Inc.	837,640	41,204
*	Rapid7 Inc.	950,115	41,073
*	Veeco Instruments Inc.	873,188	40,787
*	Perficient Inc.	537,155	40,174
	Pegasystems Inc.	661,881	40,064
*	BlackLine Inc.	784,746	38,021
*,1	Riot Platforms Inc.	4,101,500	37,488
*	IPG Photonics Corp.	435,651	36,765
*	Freshworks Inc. Class A	2,798,163	35,509
*	RingCentral Inc. Class A	1,242,477	35,038
	Progress Software Corp.	644,938	34,994
*	Squarespace Inc. Class A	791,342	34,526
*	Aurora Innovation Inc. Class A	12,268,084	33,983
*	Braze Inc. Class A	871,772	33,860
*	SiTime Corp.	270,616	33,659
*	OSI Systems Inc.	243,497	33,486
*	PagerDuty Inc.	1,445,046	33,135
*	Ultra Clean Holdings Inc.	669,726	32,817
*	Agilysys Inc.	314,087	32,709
*	LiveRamp Holdings Inc.	1,028,242	31,814
*	Ambarella Inc.	585,630	31,595
*	Rogers Corp.	259,758	31,329
*	Calix Inc.	861,712	30,530
*	Allegro MicroSystems Inc.	1,075,803	30,381
*	Mirion Technologies Inc. Class A	2,822,376	30,312
*	Verint Systems Inc.	931,761	30,003
*	Semtech Corp.	997,225	29,797
*	nCino Inc.	946,502	29,767
*	TTM Technologies Inc.	1,507,365	29,288
*	ePlus Inc.	394,519	29,068
*	DigitalOcean Holdings Inc.	828,404	28,787
*	Vertex Inc. Class A	749,915	27,034
*	Extreme Networks Inc.	2,004,378	26,959
*	Sprout Social Inc. Class A	755,280	26,948
*	NCR Voyix Corp.	2,080,524	25,694
*	PAR Technology Corp.	522,419	24,601
	Clear Secure Inc. Class A	1,312,000	24,548
*	Knowles Corp.	1,386,518	23,931
*	Photronics Inc.	968,073	23,882
*	Viavi Solutions Inc.	3,448,388	23,690
	Napco Security Technologies Inc.	453,908	23,581
*	MaxLinear Inc. Class A	1,155,516	23,272
*	Cohu Inc.	698,317	23,114
	CTS Corp.	455,265	23,050
*	Intapp Inc.	617,236	22,634
*	Diebold Nixdorf Inc.	581,692	22,384
*,1	Core Scientific Inc.	2,400,394	22,324
*,1	SolarEdge Technologies Inc.	881,363	22,263
*	Everbridge Inc.	635,305	22,229

Extended Market Index Fund
		Shares	Market Value• ($000)
	Benchmark Electronics Inc.	559,139	22,064
*,1	Klaviyo Inc. Class A	878,643	21,869
*	Zuora Inc. Class A	2,102,189	20,875
*	Harmonic Inc.	1,743,126	20,517
	Xerox Holdings Corp.	1,750,711	20,343
*	NetScout Systems Inc.	1,102,767	20,170
*	PowerSchool Holdings Inc. Class A	889,809	19,923
*	Ichor Holdings Ltd.	509,520	19,642
*	Arlo Technologies Inc.	1,466,527	19,124
*	PROS Holdings Inc.	665,625	19,070
*	Informatica Inc. Class A	612,374	18,910
*,1	Infinera Corp.	3,097,086	18,861
*,1	Astera Labs Inc.	308,916	18,693
*,1	IonQ Inc.	2,658,156	18,687
	Adeia Inc.	1,668,405	18,661
*	Appian Corp. Class A	601,728	18,569
*	SMART Global Holdings Inc.	808,844	18,498
*,1	SoundHound AI Inc. Class A	4,519,643	17,853
*	Asana Inc. Class A	1,269,676	17,763
*	Alkami Technology Inc.	623,644	17,761
*	Sprinklr Inc. Class A	1,845,533	17,754
*	PDF Solutions Inc.	477,852	17,384
*	ScanSource Inc.	389,720	17,269
*	ACM Research Inc. Class A	722,511	16,661
*	Matterport Inc.	3,708,993	16,579
*	N-able Inc.	1,087,030	16,555
*	AvePoint Inc.	1,461,637	15,230
*,1	Terawulf Inc.	3,400,924	15,134
	A10 Networks Inc.	1,091,624	15,119
*	Jamf Holding Corp.	910,521	15,024
*	Viasat Inc.	1,165,502	14,802
*	Fastly Inc. Class A	1,859,839	13,707
*	Alpha & Omega Semiconductor Ltd.	359,046	13,418
*,1	indie Semiconductor Inc. Class A	2,118,624	13,072
*	Digi International Inc.	562,678	12,902
	Bel Fuse Inc. Class B	189,550	12,366
*	E2open Parent Holdings Inc.	2,751,007	12,352
	PC Connection Inc.	183,008	11,749
*	Rubrik Inc. Class A	367,226	11,259
*,1	Hut 8 Corp.	698,283	10,467
*	Amplitude Inc. Class A	1,141,204	10,157
	Ubiquiti Inc.	67,490	9,831
	SolarWinds Corp.	800,281	9,643
*	Daktronics Inc.	664,220	9,266
*	Kimball Electronics Inc.	410,997	9,034
*	Grid Dynamics Holdings Inc.	854,217	8,978
*	Couchbase Inc.	479,948	8,764
*	Yext Inc.	1,630,038	8,721
*	BigCommerce Holdings Inc.	1,060,550	8,548
	Hackett Group Inc.	385,452	8,372
*	nLight Inc.	761,715	8,326
*	Mitek Systems Inc.	733,029	8,195
*,1	iLearningEngines Holdings Inc.	897,481	8,149
*	Navitas Semiconductor Corp. Class A	1,948,365	7,657
*	Olo Inc. Class A	1,706,799	7,544
*	Corsair Gaming Inc.	682,697	7,537
*,1	Applied Digital Corp.	1,265,290	7,528
*	CEVA Inc.	382,190	7,372
*,1	NextNav Inc.	881,384	7,148
*,1	Digimarc Corp.	230,175	7,138
*	OneSpan Inc.	556,022	7,128
*	Instructure Holdings Inc.	303,845	7,113
*	MeridianLink Inc.	326,048	6,964
*	Powerfleet Inc.	1,521,156	6,952
*	SmartRent Inc. Class A	2,891,893	6,912
*	Clearfield Inc.	166,212	6,409
*	SEMrush Holdings Inc. Class A	465,019	6,227
*,1	Blend Labs Inc. Class A	2,612,028	6,164
*	Cipher Mining Inc.	1,475,671	6,124
*	NETGEAR Inc.	396,884	6,072

Extended Market Index Fund
		Shares	Market Value• ($000)
	ADTRAN Holdings Inc.	1,152,280	6,061
*	Daily Journal Corp.	15,184	5,990
	Methode Electronics Inc.	573,883	5,940
*	Vishay Precision Group Inc.	194,901	5,933
*	Xperi Inc.	705,155	5,789
	NVE Corp.	76,616	5,722
*	Aviat Networks Inc.	194,459	5,579
*	Eastman Kodak Co.	1,031,840	5,551
*,1	Lightwave Logic Inc.	1,852,750	5,540
*,1	Ouster Inc.	556,457	5,470
	American Software Inc. Class A	547,844	5,002
*	FARO Technologies Inc.	311,205	4,979
*	Enfusion Inc. Class A	571,969	4,873
*	Consensus Cloud Solutions Inc.	271,958	4,672
*	Unisys Corp.	1,115,384	4,607
*,1	Aehr Test Systems	409,217	4,571
*,1	Applied Optoelectronics Inc.	537,375	4,455
*	Red Violet Inc.	174,860	4,441
*	Thoughtworks Holding Inc.	1,523,661	4,327
	Immersion Corp.	457,466	4,305
*	8x8 Inc.	1,933,137	4,292
*	Ribbon Communications Inc.	1,274,293	4,192
	Climb Global Solutions Inc.	66,690	4,189
*	Weave Communications Inc.	463,277	4,179
*	CommScope Holding Co. Inc.	3,359,786	4,133
*	ON24 Inc.	662,626	3,982
*	Turtle Beach Corp.	260,978	3,742
*	Domo Inc. Class B	482,417	3,724
*	Ooma Inc.	343,937	3,415
*	EverCommerce Inc.	302,185	3,318
*	Evolv Technologies Holdings Inc.	1,199,516	3,059
*	Backblaze Inc. Class A	494,108	3,044
*	Telos Corp.	755,369	3,037
*,1	Rackspace Technology Inc.	1,016,667	3,030
*,1	MicroVision Inc.	2,833,940	3,004
[1]	ReposiTrak Inc.	191,260	2,924
*	Dave Inc.	94,377	2,860
*,1	Tucows Inc. Class A	144,551	2,793
*	Iteris Inc.	640,487	2,773
*,1	GCT Semiconductor Holding Inc.	490,160	2,554
*	SkyWater Technology Inc.	328,647	2,514
*	CS Disco Inc.	399,811	2,383
*	Rimini Street Inc.	760,275	2,334
*	Digital Turbine Inc.	1,391,492	2,310
*	Viant Technology Inc. Class A	230,647	2,276
*	Arteris Inc.	294,674	2,213
*,1	QuickLogic Corp.	209,178	2,173
*	AXT Inc.	598,651	2,023
*	eGain Corp.	306,912	1,937
	Richardson Electronics Ltd.	161,606	1,922
*	Porch Group Inc.	1,215,601	1,836
*	AudioEye Inc.	102,550	1,806
*,1	Rekor Systems Inc.	1,156,236	1,792
*,1	Silvaco Group Inc.	99,180	1,783
[1]	CompoSecure Inc. Class A	261,801	1,780
*	908 Devices Inc.	340,623	1,754
*	Cerence Inc.	613,907	1,737
*	CPI Card Group Inc.	63,608	1,733
*	inTEST Corp.	170,452	1,684
*,1	Rigetti Computing Inc.	1,557,582	1,667
*	SoundThinking Inc.	135,097	1,645
	CSP Inc.	110,249	1,643
*,1	Luna Innovations Inc.	501,912	1,606
*	Lantronix Inc.	444,995	1,580
*	Intevac Inc.	393,579	1,519
*	Everspin Technologies Inc.	250,166	1,499
*	Brightcove Inc.	594,426	1,409
*,1	Atomera Inc.	369,491	1,408
	Information Services Group Inc.	476,239	1,400
*	Identiv Inc.	325,076	1,398

Extended Market Index Fund
		Shares	Market Value• ($000)
*	AstroNova Inc.	87,800	1,356
*,1	Comtech Telecommunications Corp.	435,297	1,319
*,1	D-Wave Quantum Inc.	1,148,498	1,309
*	Kopin Corp.	1,550,345	1,302
*,1	Inseego Corp.	120,884	1,289
*,1	BigBear.ai Holdings Inc.	839,528	1,268
*	CoreCard Corp.	84,857	1,238
*	Genasys Inc.	583,155	1,233
*	Synchronoss Technologies Inc.	132,312	1,231
*	WM Technology Inc.	1,114,578	1,159
*,1	Vuzix Corp.	857,111	1,157
*,1	Veritone Inc.	496,928	1,123
*,1	M-Tron Industries Inc.	31,573	1,112
*	Kaltura Inc.	924,082	1,109
*	SecureWorks Corp. Class A	150,770	1,055
*	Upland Software Inc.	413,665	1,030
*	Amtech Systems Inc.	175,185	1,027
*	KVH Industries Inc.	220,329	1,025
*	Aeva Technologies Inc.	385,759	972
*	Expensify Inc. Class A	634,087	945
*	Airgain Inc.	152,243	920
*	Frequency Electronics Inc.	93,838	855
*	Intellicheck Inc.	243,594	833
*,1	Phunware Inc.	150,545	826
*,1	Wrap Technologies Inc.	405,134	810
*	Research Solutions Inc.	315,892	806
*,1	Research Frontiers Inc.	411,436	757
*,1	Airship AI Holdings Inc.	204,406	734
*	Pixelworks Inc.	738,058	726
*	DecisionPoint Systems Inc.	66,301	676
*,1	LivePerson Inc.	1,122,286	651
*	GSI Technology Inc.	241,894	641
*	authID Inc.	61,344	637
*	Key Tronic Corp.	156,477	634
*	Quantum Corp.	1,535,792	628
*,1	Red Cat Holdings Inc.	526,035	605
*	LightPath Technologies Inc. Class A	424,658	535
*	Sono-Tek Corp.	138,125	535
*	Franklin Wireless Corp.	146,912	533
*,1	Edgio Inc.	47,314	517
*	NetSol Technologies Inc.	188,484	479
*	Crexendo Inc.	151,964	478
*,1	Stronghold Digital Mining Inc. Class A	109,492	470
*	TransAct Technologies Inc.	123,342	465
*	Coda Octopus Group Inc.	75,655	456
*	One Stop Systems Inc.	183,201	442
*	Cambium Networks Corp.	156,165	436
*	SigmaTron International Inc.	77,301	432
*	WidePoint Corp.	102,130	428
[1]	QXO Inc.	5,837	419
*	CVD Equipment Corp.	100,702	392
*	Inuvo Inc.	1,457,319	374
*	RF Industries Ltd.	105,170	367
*	Data I/O Corp.	131,906	364
*	Aware Inc.	182,524	360
*,1	Quantum Computing Inc.	695,632	349
*	LGL Group Inc.	61,008	328
*	Prairie Operating Co.	28,620	311
*	VirnetX Holding Corp.	45,281	308
*	TSR Inc.	22,667	304
*,1	Ondas Holdings Inc.	515,580	299
*,1	Data Storage Corp.	45,382	298
*	Issuer Direct Corp.	36,699	288
*,1	Neonode Inc.	139,362	288
*	CPS Technologies Corp.	164,742	280
*	Optical Cable Corp.	101,263	274
*,1	DZS Inc.	231,838	271
*,1	Mawson Infrastructure Group Inc.	187,673	268
*	BK Technologies Corp.	19,072	244
*,1	CXApp Inc.	114,278	231

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Trio-Tech International	36,381	222
*	Electro-Sensors Inc.	51,424	205
*,1	Greenidge Generation Holdings Inc. Class A	73,177	197
*	Smith Micro Software Inc.	88,305	195
*,1	Meta Materials Inc.	63,223	190
*,1	Brand Engagement Network Inc.	51,024	176
*	Urgent.ly Inc.	89,131	153
*	Duos Technologies Group Inc.	53,228	152
*	VerifyMe Inc.	106,857	151
*	Vislink Technologies Inc.	33,462	146
*	Movano Inc.	512,874	141
*,1	AEye Inc.	72,262	141
*,1	Alpine 4 Holdings Inc.	290,863	140
*,1	Akoustis Technologies Inc.	996,180	131
*	Astrotech Corp.	13,863	126
*,1	BTCS Inc.	87,854	121
*	Glimpse Group Inc.	116,434	119
*,1	GSE Systems Inc.	25,559	118
*	AmpliTech Group Inc.	103,829	109
*	Blackboxstocks Inc.	39,297	107
*,1	Bridgeline Digital Inc.	110,790	102
*	Cepton Inc.	35,896	97
*,1	EMCORE Corp.	78,115	92
*	Interlink Electronics Inc.	22,335	91
*	Focus Universal Inc.	374,994	90
*	Universal Security Instruments Inc.	47,378	76
*,1	Intellinetics Inc.	11,863	76
	ClearOne Inc.	114,784	75
*,1	Minim Inc.	23,144	75
*	Socket Mobile Inc.	67,150	73
*	Digital Ally Inc.	30,556	73
*,1	Marin Software Inc.	30,216	71
*	Nortech Systems Inc.	4,884	67
*,1	LM Funding America Inc.	16,506	67
*,1	MariaDB plc	121,347	65
*	Sonim Technologies Inc.	60,169	60
	Taitron Components Inc. Class A	21,640	57
*,1	reAlpha Tech Corp.	57,800	55
*,1	Boxlight Corp. Class A	87,801	54
*,1	Soluna Holdings Inc.	7,454	45
*,1	Spectaire Holdings Inc.	50,927	25
*,1	Mobix Labs Inc.	15,474	25
	Network-1 Technologies Inc.	13,705	24
*,1	WaveDancer Inc.	11,093	23
*,1	CISO Global Inc.	39,262	23
*	Sobr Safe Inc.	148,945	22
*,1	Presto Automation Inc.	317,079	22
*	Iveda Solutions Inc.	40,984	21
*,1	T Stamp Inc. Class A	44,215	21
*,2	SRAX Inc.	284,252	20
*,1	WiSA Technologies Inc.	6,939	18
*,1	Castellum Inc.	83,941	16
*,1	CYNGN Inc.	186,493	14
*,1	Intrusion Inc.	11,187	12
*	NextTrip Inc.	5,427	11
*	Bio-key International Inc.	6,653	11
*,1	DatChat Inc.	9,288	10
*	Oblong Inc.	45,359	8
*,1	Verb Technology Co. Inc.	68,376	8
*,1	Peraso Inc.	4,690	7
*,1	Strong Global Entertainment Inc. Class A	4,331	7
*,1	FOXO Technologies Inc.	24,238	6
*,1	Auddia Inc.	6,183	6
*,1	MultiSensor AI Holdings Inc.	3,221	5
*,1	XTI Aerospace Inc.	5,801	3
*,1	Syntec Optics Holdings Inc.	576	2
*,1	Cemtrex Inc.	6,772	1
*	Gryphon Digital Mining Inc.	1,200	1
*,1	Griid Infrastructure Inc.	1,104	1

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Actelis Networks Inc.	200	—
			17,614,637
Materials (5.0%)
	CRH plc	10,397,898	779,634
	Reliance Inc.	869,493	248,327
	RPM International Inc.	1,955,034	210,518
	AptarGroup Inc.	1,007,770	141,904
	Crown Holdings Inc.	1,807,956	134,494
	United States Steel Corp.	3,387,404	128,044
	Royal Gold Inc.	997,789	124,883
	Graphic Packaging Holding Co.	4,656,362	122,043
*	Axalta Coating Systems Ltd.	3,345,410	114,313
	Eagle Materials Inc.	521,241	113,349
*	Cleveland-Cliffs Inc.	7,193,350	110,706
	Alcoa Corp.	2,723,673	108,348
*	ATI Inc.	1,889,688	104,783
	Berry Global Group Inc.	1,728,167	101,703
	Commercial Metals Co.	1,748,396	96,144
	Element Solutions Inc.	3,382,832	91,742
	Olin Corp.	1,815,462	85,599
	Carpenter Technology Corp.	750,746	82,267
	Louisiana-Pacific Corp.	965,179	79,463
	Cabot Corp.	840,886	77,269
	Sealed Air Corp.	2,196,312	76,410
	Balchem Corp.	491,552	75,674
	Sonoco Products Co.	1,482,873	75,211
	Ashland Inc.	763,126	72,108
	Westlake Corp.	484,047	70,100
*	Summit Materials Inc. Class A	1,827,707	66,912
	HB Fuller Co.	834,588	64,230
	Avient Corp.	1,372,414	59,906
*	Knife River Corp.	852,419	59,789
	Huntsman Corp.	2,433,180	55,403
	NewMarket Corp.	104,945	54,106
*	Arcadium Lithium plc	15,581,519	52,354
	Silgan Holdings Inc.	1,219,281	51,612
	Chemours Co.	2,242,250	50,608
	Alpha Metallurgical Resources Inc.	175,988	49,370
	Warrior Met Coal Inc.	785,684	49,317
	Sensient Technologies Corp.	635,854	47,174
	Innospec Inc.	372,148	45,994
	Hecla Mining Co.	8,843,691	42,892
	Scotts Miracle-Gro Co.	648,669	42,202
	Arch Resources Inc.	274,962	41,857
	Minerals Technologies Inc.	485,419	40,367
	Sylvamo Corp.	525,412	36,043
	Quaker Chemical Corp.	205,400	34,856
	Materion Corp.	319,479	34,545
*	Coeur Mining Inc.	6,007,597	33,763
	Tronox Holdings plc	1,794,246	28,152
	Stepan Co.	330,540	27,752
*	O-I Glass Inc.	2,400,965	26,723
*,1	MP Materials Corp.	2,045,247	26,036
	Hawkins Inc.	284,431	25,883
	Greif Inc. Class A	445,872	25,624
*	Ingevity Corp.	525,489	22,969
	Kaiser Aluminum Corp.	247,511	21,756
*	Aspen Aerogels Inc.	888,033	21,180
	Orion SA	900,204	19,750
*	Perimeter Solutions SA	2,063,931	16,161
	Worthington Steel Inc.	473,701	15,803
	TriMas Corp.	605,760	15,483
*	Ecovyst Inc.	1,610,899	14,450
	Mativ Holdings Inc.	847,826	14,379
*	Century Aluminum Co.	813,678	13,629
*	Clearwater Paper Corp.	268,584	13,018
	SunCoke Energy Inc.	1,302,927	12,769
*,1	PureCycle Technologies Inc.	2,127,799	12,597
*	Metallus Inc.	620,253	12,573

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Ivanhoe Electric Inc.	1,313,164	12,317
	Koppers Holdings Inc.	324,929	12,019
	United States Lime & Minerals Inc.	31,612	11,512
	Haynes International Inc.	194,750	11,432
	AdvanSix Inc.	436,346	10,001
	Ryerson Holding Corp.	453,674	8,847
	Myers Industries Inc.	585,019	7,828
*	Gatos Silver Inc.	736,951	7,694
	Ramaco Resources Inc. Class A	599,567	7,465
	Pactiv Evergreen Inc.	639,294	7,237
	Olympic Steel Inc.	157,316	7,052
*,1	Ginkgo Bioworks Holdings Inc. Class A	20,872,612	6,978
	Radius Recycling Inc.	411,240	6,280
*	LSB Industries Inc.	737,408	6,032
	Mercer International Inc.	693,911	5,926
*,1	McEwen Mining Inc.	637,066	5,848
*	Rayonier Advanced Materials Inc.	1,023,442	5,567
	Compass Minerals International Inc.	537,552	5,553
	Kronos Worldwide Inc.	309,460	3,884
*	Ranpak Holdings Corp. Class A	603,569	3,881
	American Vanguard Corp.	447,788	3,851
*	Universal Stainless & Alloy Products Inc.	126,614	3,467
*	Intrepid Potash Inc.	138,492	3,245
*,1	Piedmont Lithium Inc.	280,022	2,795
*	Arq Inc.	400,431	2,431
*	Dakota Gold Corp.	910,707	2,322
	Northern Technologies International Corp.	111,967	1,854
*	Tredegar Corp.	382,334	1,831
*	Core Molding Technologies Inc.	111,989	1,785
	Greif Inc. Class B	27,728	1,733
*	Smith-Midland Corp.	62,126	1,720
*	Idaho Strategic Resources Inc.	169,246	1,669
*,1	Origin Materials Inc.	1,744,951	1,573
*	Alto Ingredients Inc.	1,042,887	1,507
*,1	ASP Isotopes Inc.	464,016	1,420
	Friedman Industries Inc.	93,681	1,415
	Trinseo plc	539,567	1,246
*,1	Contango ORE Inc.	63,483	1,147
*	Ascent Industries Co.	110,698	1,080
*,1	Glatfelter Corp.	730,566	1,015
*,1	American Battery Technology Co.	755,360	944
*	Flotek Industries Inc.	180,183	885
*,1	Danimer Scientific Inc.	1,256,035	758
*,1	US Gold Corp.	143,623	743
*,1	5E Advanced Materials Inc.	614,269	743
*,1	Solitario Resources Corp.	786,156	696
*,1	Loop Industries Inc.	332,490	695
	Ramaco Resources Inc. Class B	58,340	634
*,1	Hycroft Mining Holding Corp. Class A	235,039	564
*	Gold Resource Corp.	1,281,600	479
*	United States Antimony Corp.	1,198,945	403
*	Ampco-Pittsburgh Corp.	180,060	139
*	US Goldmining Inc.	18,138	115
*	Paramount Gold Nevada Corp.	190,627	76
*,1	Golden Minerals Co.	75,719	32
*,1	N2OFF Inc.	16,703	8
*	Adamas One Corp.	27,332	7
*,2	Novusterra Inc.	68,679	—
*,1	Crown ElectroKinetics Corp.	57	—
			5,025,403
Real Estate (5.4%)
	Sun Communities Inc.	1,888,354	227,245
	Gaming & Leisure Properties Inc.	4,110,050	185,815
	Equity LifeStyle Properties Inc.	2,838,593	184,878
	WP Carey Inc.	3,322,116	182,882
	American Homes 4 Rent Class A	4,873,379	181,095
	Lamar Advertising Co. Class A	1,328,611	158,809
	CubeSmart	3,419,717	154,469
*	Jones Lang LaSalle Inc.	719,202	147,638

Extended Market Index Fund
		Shares	Market Value• ($000)
	Rexford Industrial Realty Inc.	3,295,657	146,953
	Omega Healthcare Investors Inc.	3,755,697	128,633
*	Zillow Group Inc. Class C	2,732,798	126,775
	EastGroup Properties Inc.	729,983	124,170
	NNN REIT Inc.	2,781,088	118,474
	Brixmor Property Group Inc.	4,571,167	105,548
	Americold Realty Trust Inc.	4,069,867	103,944
	STAG Industrial Inc.	2,768,312	99,825
	First Industrial Realty Trust Inc.	2,011,616	95,572
	Healthcare Realty Trust Inc. Class A	5,774,519	95,164
	Agree Realty Corp.	1,532,474	94,921
	Ryman Hospitality Properties Inc.	907,406	90,614
	Terreno Realty Corp.	1,473,959	87,229
	Kite Realty Group Trust	3,324,366	74,399
	Essential Properties Realty Trust Inc.	2,666,690	73,894
	Vornado Realty Trust	2,417,430	63,554
	Independence Realty Trust Inc.	3,373,418	63,218
	Phillips Edison & Co. Inc.	1,846,930	60,413
	Rayonier Inc.	2,059,628	59,915
[1]	SL Green Realty Corp.	972,372	55,075
	CareTrust REIT Inc.	2,154,287	54,073
	Cousins Properties Inc.	2,324,250	53,806
	Sabra Health Care REIT Inc.	3,466,187	53,379
	Macerich Co.	3,237,768	49,991
	Kilroy Realty Corp.	1,601,773	49,927
	Apple Hospitality REIT Inc.	3,384,234	49,207
	EPR Properties	1,155,962	48,527
	Innovative Industrial Properties Inc.	433,827	47,383
	Park Hotels & Resorts Inc.	3,129,325	46,877
	PotlatchDeltic Corp.	1,188,565	46,818
	Broadstone Net Lease Inc.	2,885,615	45,795
	Tanger Inc.	1,664,003	45,111
	National Health Investors Inc.	650,797	44,078
	National Storage Affiliates Trust	1,056,580	43,552
	COPT Defense Properties	1,726,217	43,207
	Highwoods Properties Inc.	1,626,369	42,725
	LXP Industrial Trust	4,489,927	40,948
	SITE Centers Corp.	2,760,315	40,025
[1]	Medical Properties Trust Inc.	9,007,226	38,821
	Four Corners Property Trust Inc.	1,397,309	34,472
	Douglas Emmett Inc.	2,573,116	34,248
	Urban Edge Properties	1,798,884	33,225
	Outfront Media Inc.	2,246,902	32,131
	DigitalBridge Group Inc.	2,333,430	31,968
*	Equity Commonwealth	1,632,215	31,665
	Sunstone Hotel Investors Inc.	3,005,024	31,433
*	Cushman & Wakefield plc	3,019,684	31,405
*	Howard Hughes Holdings Inc.	478,904	31,043
	St. Joe Co.	549,554	30,061
	Acadia Realty Trust	1,564,749	28,040
	DiamondRock Hospitality Co.	3,231,795	27,309
	InvenTrust Properties Corp.	1,047,503	25,936
	Pebblebrook Hotel Trust	1,772,200	24,368
	Retail Opportunity Investments Corp.	1,934,530	24,046
	LTC Properties Inc.	678,961	23,424
	RLJ Lodging Trust	2,390,432	23,020
*	Zillow Group Inc. Class A	502,147	22,617
	Global Net Lease Inc.	3,023,236	22,221
	Xenia Hotels & Resorts Inc.	1,508,610	21,618
	Elme Communities	1,298,578	20,686
	Getty Realty Corp.	761,594	20,304
	Easterly Government Properties Inc. Class A	1,568,806	19,406
	Alexander & Baldwin Inc.	1,141,474	19,359
	Empire State Realty Trust Inc. Class A	2,034,896	19,087
	JBG SMITH Properties	1,221,416	18,602
*	Compass Inc. Class A	5,101,711	18,366
	NETSTREIT Corp.	1,136,704	18,301
	Kennedy-Wilson Holdings Inc.	1,848,837	17,971
	Newmark Group Inc. Class A	1,728,880	17,686
	Veris Residential Inc.	1,176,188	17,643

Extended Market Index Fund
		Shares	Market Value• ($000)
	American Assets Trust Inc.	750,960	16,806
*	Opendoor Technologies Inc.	8,910,739	16,396
*	Apartment Investment & Management Co. Class A	1,953,970	16,198
	UMH Properties Inc.	965,014	15,431
	Centerspace	218,380	14,769
[1]	American Healthcare REIT Inc.	988,056	14,435
	NexPoint Residential Trust Inc.	357,384	14,120
	Safehold Inc.	718,616	13,862
[1]	eXp World Holdings Inc.	1,191,734	13,449
	Service Properties Trust	2,608,287	13,407
	Piedmont Office Realty Trust Inc. Class A	1,752,377	12,705
	Plymouth Industrial REIT Inc.	584,785	12,503
	Brandywine Realty Trust	2,745,651	12,301
	Armada Hoffler Properties Inc.	1,062,451	11,783
	Marcus & Millichap Inc.	373,125	11,761
	Paramount Group Inc.	2,530,214	11,715
	Uniti Group Inc.	3,707,269	10,825
*	Redfin Corp.	1,782,456	10,713
	Diversified Healthcare Trust	3,372,861	10,287
	Whitestone REIT	726,695	9,672
	Hudson Pacific Properties Inc.	2,003,835	9,638
*	Forestar Group Inc.	293,761	9,397
	Community Healthcare Trust Inc.	398,396	9,318
	CBL & Associates Properties Inc.	385,524	9,014
	Summit Hotel Properties Inc.	1,496,130	8,962
	Global Medical REIT Inc.	950,746	8,633
	Gladstone Commercial Corp.	545,830	7,789
	Universal Health Realty Income Trust	192,779	7,545
	Gladstone Land Corp.	549,856	7,528
	Saul Centers Inc.	204,521	7,520
	Alexander's Inc.	32,503	7,309
[1]	Farmland Partners Inc.	604,569	6,971
*	Tejon Ranch Co.	373,730	6,376
	One Liberty Properties Inc.	268,576	6,306
	Chatham Lodging Trust	716,956	6,108
	Peakstone Realty Trust	568,297	6,024
*	Anywhere Real Estate Inc.	1,767,740	5,851
	NET Lease Office Properties	235,938	5,809
[1]	CTO Realty Growth Inc.	305,545	5,335
*	FRP Holdings Inc.	182,992	5,219
	RMR Group Inc. Class A	227,934	5,151
	Postal Realty Trust Inc. Class A	299,843	3,997
	Orion Office REIT Inc.	1,060,265	3,806
	BRT Apartments Corp.	209,255	3,656
*	Star Holdings	299,430	3,611
	Industrial Logistics Properties Trust	946,492	3,483
	Alpine Income Property Trust Inc.	205,392	3,196
	NexPoint Diversified Real Estate Trust	558,755	3,090
*	Seritage Growth Properties Class A	645,648	3,015
	City Office REIT Inc.	572,275	2,850
	RE/MAX Holdings Inc. Class A	298,475	2,418
*	Stratus Properties Inc.	94,932	2,394
	Braemar Hotels & Resorts Inc.	895,611	2,284
	Franklin Street Properties Corp.	1,341,324	2,052
*	Maui Land & Pineapple Co. Inc.	89,398	1,971
	Office Properties Income Trust	743,688	1,517
*	Douglas Elliman Inc.	1,030,775	1,196
	Modiv Industrial Inc. Class C	84,141	1,190
*	AMREP Corp.	56,666	1,072
	Bluerock Homes Trust Inc.	54,970	962
	Global Self Storage Inc.	170,573	829
	Clipper Realty Inc.	225,016	812
*	Doma Holdings Inc.	91,760	557
*	Ashford Hospitality Trust Inc.	559,405	543
*,1	Offerpad Solutions Inc.	114,771	507
	Creative Media & Community Trust Corp.	186,677	502
*	Transcontinental Realty Investors Inc.	17,849	495
*	Sotherly Hotels Inc.	298,937	344
*	Comstock Holding Cos. Inc. Class A	52,330	333
[1]	Generation Income Properties Inc.	73,862	301

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Altisource Portfolio Solutions SA	186,743	263
*	Rafael Holdings Inc. Class B	172,498	248
*,1	American Realty Investors Inc.	14,699	209
*	Fathom Holdings Inc.	102,907	177
*	InterGroup Corp.	7,864	165
*	JW Mays Inc.	2,534	116
	Strawberry Fields REIT Inc.	8,391	96
	InnSuites Hospitality Trust	51,409	92
*	New Concept Energy Inc.	48,067	77
*	CKX Lands Inc.	5,488	74
*,2	Spirit MTA REIT	653,668	59
*,1	Trinity Place Holdings Inc.	313,994	37
*	Alset Inc.	21,638	36
*	Power REIT	36,007	32
*,1	Altisource Asset Management Corp.	15,639	30
*,1	LuxUrban Hotels Inc.	120,402	28
[1]	Medalist Diversified REIT Inc.	3,971	23
*,1	Safe & Green Development Corp.	43,845	19
*,1	Avalon GloboCare Corp.	34,504	16
*,1	American Strategic Investment Co.	1,139	11
	Presidio Property Trust Inc. Class A	5,005	3
*,1	Wheeler REIT Inc.	124	2
			5,416,769
Utilities (1.5%)
	Essential Utilities Inc.	3,803,152	141,972
	OGE Energy Corp.	3,010,987	107,492
	National Fuel Gas Co.	1,380,841	74,828
	UGI Corp.	3,175,633	72,722
	IDACORP Inc.	768,434	71,580
	Portland General Electric Co.	1,555,491	67,259
	New Jersey Resources Corp.	1,512,589	64,648
	Southwest Gas Holdings Inc.	911,267	64,135
	Ormat Technologies Inc.	802,153	57,514
	Black Hills Corp.	1,045,845	56,873
	ALLETE Inc.	885,160	55,190
	Otter Tail Corp.	628,009	55,007
	ONE Gas Inc.	852,899	54,458
	Spire Inc.	868,982	52,773
	PNM Resources Inc.	1,367,606	50,547
	Northwestern Energy Group Inc.	941,109	47,131
	California Water Service Group	892,563	43,280
	American States Water Co.	574,868	41,718
	Avista Corp.	1,189,622	41,173
	MGE Energy Inc.	540,972	40,421
	Avangrid Inc.	1,021,829	36,306
	Clearway Energy Inc. Class C	1,468,436	36,256
	Chesapeake Utilities Corp.	337,540	35,847
	SJW Group	449,068	24,349
	Northwest Natural Holding Co.	571,710	20,644
	Hawaiian Electric Industries Inc.	1,713,066	15,452
	Middlesex Water Co.	255,067	13,330
	Unitil Corp.	246,267	12,754
*,1	Sunnova Energy International Inc.	1,643,598	9,171
*,1	Oklo Inc. Class A	1,081,871	9,163
	Clearway Energy Inc. Class A	372,255	8,435
	York Water Co.	214,702	7,963
	Consolidated Water Co. Ltd.	248,285	6,590
*	Montauk Renewables Inc.	1,039,864	5,927
	Genie Energy Ltd. Class B	360,524	5,271
	Artesian Resources Corp. Class A	140,405	4,937
*	Altus Power Inc. Class A	1,028,044	4,030
*	Pure Cycle Corp.	295,865	2,826
	RGC Resources Inc.	127,094	2,599
*,1	Cadiz Inc.	681,992	2,107
	Global Water Resources Inc.	151,647	1,835
*	Spruce Power Holding Corp.	198,962	726
			1,527,239
Total Common Stocks (Cost $84,447,791)			99,552,828

Extended Market Index Fund
		Shares	Market Value• ($000)
Preferred Stocks (0.0%)
	FAT Brands Inc. Pfd., 8.250%, 8/6/24	7,939	110
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	902,467	—
*,2	BTCS Inc. Preference Shares	87,854	—
Total Preferred Stocks (Cost $2,737)			110
Rights (0.0%)
*,2	Frequency Therapeutics Inc. CVR	448,505	879
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	87,894	398
*,2	Inhibrx Inc. CVR	396,851	257
*,1,2	Palisade Bio Inc. CVR	238,902	229
*,2	Spectrum Pharmaceuticals Inc. CVR	2,524,293	206
*,2	Imara Inc. CVR	140,767	176
*,2	Adamas Pharmaceuticals Inc. CVR	1,055,708	64
*,2	Surface Oncology Inc. CVR	579,706	54
*,2	Gyre Therapeutics Inc. CVR	475,977	48
*,2	Miromatrix Medical Inc. CVR	280,666	39
*,2	Aduro Biotech Inc. CVR	150,581	28
*,2	Strongbridge Biopharma plc CVR	687,671	24
*,2	Aevi Genomic Medicine Inc. CVR	631,947	21
*,2	Landos Biopharma Inc. CVR	8,191	21
*,1,2	Oncternal Therapeutics Inc. CVR	19,268	20
*,2	Ocera Therapeutics Inc. CVR	48,417	13
*,1,2	Miragen Therapeutics Inc. CVR	330,960	7
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,2	F-star Therapeutics Inc. CVR	81,676	6
*,2	Q32 Bio Inc. CVR	535,943	5
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	Dianthus Therapeutics Inc. CVR	545,859	3
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	2
*	Ligand Pharmaceuticals Inc. General CVR	395,811	2
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*,1,2	CinCor Pharma Inc. CVR	832	2
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	1
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	NeuroBo Pharmaceuticals Inc. CVR	5,194	—
*,2	Pineapple Energy Inc. CVR	30,377	—
*,2	Sesen Bio Inc. CVR	2,671,362	—
*,2	Chinook Therapeutics Inc. CVR	59	—
*,1,2	Spyre Therapeutics Inc. CVR	632,341	—
*,2	Neurogene Inc. CVR	95,916	—
*,2	Traws Pharma Inc. CVR	321,970	—
*,2	Tectonic Therapeutic Inc. CVR	44,790	—
Total Rights (Cost $2,442)			2,520
Warrants (0.0%)
*	Ayala Pharmaceuticals Inc. Exp. 9/11/24	47,130	—
*	Salarius Pharmaceuticals Inc. Exp. 1/20/25	119,407	—
*	Danimer Scientific Inc. Exp. 7/15/25	418,678	—
*	Serina Therapeutics Inc. Exp. 7/31/25	4,479	—
Total Warrants (Cost $200)			—

Extended Market Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[4,5] Vanguard Market Liquidity Fund, 5.380% (Cost $2,184,560)	21,860,346	2,185,816
Total Investments (101.9%) (Cost $86,637,730)		101,741,274
Other Assets and Liabilities—Net (-1.9%)		(1,912,596)
Net Assets (100%)		99,828,678
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,726,475,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $1,685,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $1,961,288,000 was received for securities on loan, of which $1,961,024,000 is held in Vanguard Market Liquidity Fund and $264,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2024	140	55,796	(61)
E-mini Russell 2000 Index	September 2024	1,434	148,061	1,365
E-mini S&P Mid-Cap 400 Index	September 2024	32	9,466	91
				1,395

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BILL Holdings Inc.	8/30/24	BANA	4,424	(5.330)	32	—
Chewy Inc. Class A	1/31/25	GSI	7,071	(5.330)	1,363	—
Lucid Group Inc.	1/31/25	GSI	4,802	(5.330)	—	(7)
Magnolia Oil & Gas Corp. Class A	8/29/25	BANA	17,802	(5.330)	—	(484)
MongoDB Inc. Class A	8/29/25	BANA	10,387	(5.330)	573	—
Sirius XM Holdings Inc.	1/31/25	GSI	5,830	(5.330)	387	—
					2,355	(491)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $2,082,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $84,453,170)	99,555,458
Affiliated Issuers (Cost $2,184,560)	2,185,816
Total Investments in Securities	101,741,274
Investment in Vanguard	2,950
Cash	68,009
Cash Collateral Pledged—Futures Contracts	21,712
Cash Collateral Pledged—Over-the-Counter Swap Contracts	810
Receivables for Investment Securities Sold	85,680
Receivables for Accrued Income	77,936
Receivables for Capital Shares Issued	37,481
Variation Margin Receivable—Futures Contracts	393
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,355
Total Assets	102,038,600
Liabilities
Payables for Investment Securities Purchased	63,657
Collateral for Securities on Loan	1,961,288
Payables for Capital Shares Redeemed	105,143
Payables for Distributions	77,541
Payables to Vanguard	1,802
Unrealized Depreciation—Over-the-Counter Swap Contracts	491
Total Liabilities	2,209,922
Net Assets	99,828,678
1 Includes $1,726,475,000 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	87,311,487
Total Distributable Earnings (Loss)	12,517,191
Net Assets	99,828,678

Investor Shares—Net Assets
Applicable to 1,516,556 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	194,359
Net Asset Value Per Share—Investor Shares	$128.16

ETF Shares—Net Assets
Applicable to 108,825,145 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,366,620
Net Asset Value Per Share—ETF Shares	$168.77

Admiral Shares—Net Assets
Applicable to 183,515,409 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,499,117
Net Asset Value Per Share—Admiral Shares	$128.05

Institutional Shares—Net Assets
Applicable to 116,987,652 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,979,133
Net Asset Value Per Share—Institutional Shares	$128.04

Institutional Plus Shares—Net Assets
Applicable to 39,242,413 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,399,763
Net Asset Value Per Share—Institutional Plus Shares	$315.98

Institutional Select Shares—Net Assets
Applicable to 147,673,964 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,389,686
Net Asset Value Per Share—Institutional Select Shares	$205.79
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	540,827
Interest[2]	7,011
Securities Lending—Net	43,877
Total Income	591,715
Expenses
The Vanguard Group—Note B
Investment Advisory Services	908
Management and Administrative—Investor Shares	185
Management and Administrative—ETF Shares	4,463
Management and Administrative—Admiral Shares	6,228
Management and Administrative—Institutional Shares	3,222
Management and Administrative—Institutional Plus Shares	2,004
Management and Administrative—Institutional Select Shares	2,526
Marketing and Distribution—Investor Shares	5
Marketing and Distribution—ETF Shares	454
Marketing and Distribution—Admiral Shares	432
Marketing and Distribution—Institutional Shares	231
Marketing and Distribution—Institutional Plus Shares	198
Marketing and Distribution—Institutional Select Shares	28
Custodian Fees	340
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	220
Shareholders’ Reports—Admiral Shares	93
Shareholders’ Reports—Institutional Shares	119
Shareholders’ Reports—Institutional Plus Shares	113
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	28
Other Expenses	9
Total Expenses	21,806
Net Investment Income	569,909
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,881,840
Futures Contracts	24,172
Swap Contracts	(23,034)
Realized Net Gain (Loss)	2,882,978
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(240,834)
Futures Contracts	(11,591)
Swap Contracts	(1,878)
Change in Unrealized Appreciation (Depreciation)	(254,303)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,198,584
1	Dividends are net of foreign withholding taxes of $603,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $6,589,000, $114,000, and $159,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $3,510,250,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	569,909	1,233,009
Realized Net Gain (Loss)	2,882,978	5,089,762
Change in Unrealized Appreciation (Depreciation)	(254,303)	13,606,795
Net Increase (Decrease) in Net Assets Resulting from Operations	3,198,584	19,929,566
Distributions
Investor Shares	(1,056)	(2,799)
ETF Shares	(109,397)	(216,881)
Admiral Shares	(141,795)	(304,809)
Institutional Shares	(91,413)	(197,911)
Institutional Plus Shares	(75,984)	(157,589)
Institutional Select Shares	(184,398)	(358,784)
Total Distributions	(604,043)	(1,238,773)
Capital Share Transactions
Investor Shares	(42,739)	(44,315)
ETF Shares	304,466	1,158,186
Admiral Shares	(772,302)	(985,934)
Institutional Shares	(574,020)	(827,656)
Institutional Plus Shares	(153,814)	(656,866)
Institutional Select Shares	1,264,948	877,035
Net Increase (Decrease) from Capital Share Transactions	26,539	(479,550)
Total Increase (Decrease)	2,621,080	18,211,243
Net Assets
Beginning of Period	97,207,598	78,996,355
End of Period	99,828,678	97,207,598
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$124.78	$100.93	$138.80	$124.83	$95.66	$75.74
Investment Operations
Net Investment Income[1]	.634	1.411	1.280	1.216	.983	.962
Net Realized and Unrealized Gain (Loss) on Investments	3.425	23.876	(38.141)	14.134	29.401	20.089
Total from Investment Operations	4.059	25.287	(36.861)	15.350	30.384	21.051
Distributions
Dividends from Net Investment Income	(.679)	(1.437)	(1.009)	(1.380)	(1.214)	(1.131)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.679)	(1.437)	(1.009)	(1.380)	(1.214)	(1.131)
Net Asset Value, End of Period	$128.16	$124.78	$100.93	$138.80	$124.83	$95.66
Total Return[2]	3.25%	25.22%	-26.56%	12.31%	32.04%	27.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$194	$232	$229	$399	$454	$455
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%[3]	0.19%[3]	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.28%	1.14%	0.87%	1.04%	1.09%
Portfolio Turnover Rate[4]	5%	11%	11%	19%	19%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$164.34	$132.92	$182.81	$164.43	$126.02	$99.77
Investment Operations
Net Investment Income[1]	.954	2.086	1.914	1.867	1.509	1.636
Net Realized and Unrealized Gain (Loss) on Investments	4.489	31.415	(50.278)	18.576	38.668	26.255
Total from Investment Operations	5.443	33.501	(48.364)	20.443	40.177	27.891
Distributions
Dividends from Net Investment Income	(1.013)	(2.081)	(1.526)	(2.063)	(1.767)	(1.641)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.013)	(2.081)	(1.526)	(2.063)	(1.767)	(1.641)
Net Asset Value, End of Period	$168.77	$164.34	$132.92	$182.81	$164.43	$126.02
Total Return	3.31%	25.39%	-26.46%	12.44%	32.20%	28.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,367	$17,606	$13,089	$17,593	$13,761	$8,119
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[2]	0.06%[2]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.44%	1.31%	1.02%	1.20%	1.40%
Portfolio Turnover Rate[3]	5%	11%	11%	19%	19%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$124.68	$100.85	$138.70	$124.75	$95.61	$75.70
Investment Operations
Net Investment Income[1]	.720	1.557	1.437	1.408	1.112	1.236
Net Realized and Unrealized Gain (Loss) on Investments	3.419	23.851	(38.129)	14.106	29.367	19.918
Total from Investment Operations	4.139	25.408	(36.692)	15.514	30.479	21.154
Distributions
Dividends from Net Investment Income	(.769)	(1.578)	(1.158)	(1.564)	(1.339)	(1.244)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.769)	(1.578)	(1.158)	(1.564)	(1.339)	(1.244)
Net Asset Value, End of Period	$128.05	$124.68	$100.85	$138.70	$124.75	$95.61
Total Return[2]	3.31%	25.38%	-26.47%	12.45%	32.21%	28.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,499	$23,639	$20,012	$29,054	$26,784	$22,391
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%[3]	0.06%[3]	0.06%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.42%	1.29%	1.01%	1.18%	1.39%
Portfolio Turnover Rate[4]	5%	11%	11%	19%	19%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$124.68	$100.84	$138.69	$124.74	$95.60	$75.69
Investment Operations
Net Investment Income[1]	.727	1.567	1.439	1.413	1.125	1.239
Net Realized and Unrealized Gain (Loss) on Investments	3.408	23.862	(38.120)	14.115	29.364	19.925
Total from Investment Operations	4.135	25.429	(36.681)	15.528	30.489	21.164
Distributions
Dividends from Net Investment Income	(.775)	(1.589)	(1.169)	(1.578)	(1.349)	(1.254)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.775)	(1.589)	(1.169)	(1.578)	(1.349)	(1.254)
Net Asset Value, End of Period	$128.04	$124.68	$100.84	$138.69	$124.74	$95.60
Total Return	3.31%	25.41%	-26.46%	12.47%	32.23%	28.05%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,979	$15,139	$12,983	$19,456	$18,659	$14,927
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.43%	1.29%	1.01%	1.19%	1.40%
Portfolio Turnover Rate[3]	5%	11%	11%	19%	19%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$307.67	$248.85	$342.27	$307.85	$235.94	$186.80
Investment Operations
Net Investment Income[1]	1.808	3.898	3.597	3.595	2.798	3.078
Net Realized and Unrealized Gain (Loss) on Investments	8.432	58.870	(94.104)	34.757	72.466	49.178
Total from Investment Operations	10.240	62.768	(90.507)	38.352	75.264	52.256
Distributions
Dividends from Net Investment Income	(1.930)	(3.948)	(2.913)	(3.932)	(3.354)	(3.116)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.930)	(3.948)	(2.913)	(3.932)	(3.354)	(3.116)
Net Asset Value, End of Period	$315.98	$307.67	$248.85	$342.27	$307.85	$235.94
Total Return	3.32%	25.41%	-26.45%	12.48%	32.24%	28.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,400	$12,216	$10,446	$15,973	$11,665	$9,486
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.23%	1.44%	1.31%	1.04%	1.20%	1.41%
Portfolio Turnover Rate[3]	5%	11%	11%	19%	19%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$200.37	$162.04	$222.86	$200.45	$153.63	$121.63
Investment Operations
Net Investment Income[1]	1.203	2.580	2.421	2.352	1.855	2.059
Net Realized and Unrealized Gain (Loss) on Investments	5.484	38.338	(61.319)	22.661	47.179	31.999
Total from Investment Operations	6.687	40.918	(58.898)	25.013	49.034	34.058
Distributions
Dividends from Net Investment Income	(1.267)	(2.588)	(1.922)	(2.603)	(2.214)	(2.058)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.267)	(2.588)	(1.922)	(2.603)	(2.214)	(2.058)
Net Asset Value, End of Period	$205.79	$200.37	$162.04	$222.86	$200.45	$153.63
Total Return	3.33%	25.44%	-26.44%	12.50%	32.27%	28.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,390	$28,375	$22,239	$26,240	$24,472	$19,166
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[2]	0.02%[2]	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.46%	1.36%	1.05%	1.22%	1.44%
Portfolio Turnover Rate[3]	5%	11%	11%	19%	19%	13%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund
Notes to Financial Statements
Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Institutional Index Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization is anticipated to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Extended Market Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $2,950,000, representing less than 0.01% of the fund’s net assets and 1.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Extended Market Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	99,547,991	1,685	3,152	99,552,828
Preferred Stocks	110	—	—	110
Rights	5	—	2,515	2,520
Warrants	—	—	—	—
Temporary Cash Investments	2,185,816	—	—	2,185,816
Total	101,733,922	1,685	5,667	101,741,274

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,456	—	—	1,456
Swap Contracts	—	2,355	—	2,355
Total	1,456	2,355	—	3,811
Liabilities
Futures Contracts[1]	61	—	—	61
Swap Contracts	—	491	—	491
Total	61	491	—	552
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	87,285,327
Gross Unrealized Appreciation	34,354,262
Gross Unrealized Depreciation	(19,895,056)
Net Unrealized Appreciation (Depreciation)	14,459,206
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $4,807,120,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2024, the fund purchased $5,424,256,000 of investment securities and sold $5,272,744,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,280,591,000 and $5,253,014,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $823,555,000 and sales were $462,998,000, resulting in net realized loss of $110,414,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Extended Market Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,800	46	7,047	64
Issued in Lieu of Cash Distributions	1,056	8	2,799	25
Redeemed	(49,595)	(396)	(54,161)	(496)
Net Increase (Decrease)—Investor Shares	(42,739)	(342)	(44,315)	(407)
ETF Shares
Issued	5,596,770	33,138	10,241,871	68,864
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,292,304)	(31,450)	(9,083,685)	(60,200)
Net Increase (Decrease)—ETF Shares	304,466	1,688	1,158,186	8,664
Admiral Shares
Issued	802,375	6,334	1,528,622	13,910
Issued in Lieu of Cash Distributions	117,671	911	253,200	2,264
Redeemed	(1,692,348)	(13,319)	(2,767,756)	(25,026)
Net Increase (Decrease)—Admiral Shares	(772,302)	(6,074)	(985,934)	(8,852)
Institutional Shares
Issued	1,278,825	10,076	2,289,403	20,910
Issued in Lieu of Cash Distributions	84,369	653	183,474	1,642
Redeemed	(1,937,214)	(15,168)	(3,300,533)	(29,875)
Net Increase (Decrease)—Institutional Shares	(574,020)	(4,439)	(827,656)	(7,323)
Institutional Plus Shares
Issued	889,009	2,833	1,568,473	5,907
Issued in Lieu of Cash Distributions	74,809	235	152,432	552
Redeemed	(1,117,632)	(3,531)	(2,377,771)	(8,729)
Net Increase (Decrease)—Institutional Plus Shares	(153,814)	(463)	(656,866)	(2,270)
Institutional Select Shares
Issued	2,438,033	11,797	3,253,688	18,298
Issued in Lieu of Cash Distributions	184,398	888	358,784	1,994
Redeemed	(1,357,483)	(6,625)	(2,735,437)	(15,917)
Net Increase (Decrease)—Institutional Select Shares	1,264,948	6,060	877,035	4,375
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At June 30, 2024, one shareholder (VFTC Institutional Extended Market Index Trust) was the record or beneficial owner of 30% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.

Mid-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (3.4%)
	Newmont Corp.	24,701,686	1,034,260
	Nucor Corp.	5,135,900	811,883
	Fastenal Co.	12,261,872	770,536
	LyondellBasell Industries NV Class A	5,579,967	533,780
	International Flavors & Fragrances Inc.	5,469,792	520,779
	Avery Dennison Corp.	1,725,562	377,294
	International Paper Co.	7,440,149	321,042
	Celanese Corp. Class A	2,339,550	315,582
	CF Industries Holdings Inc.	3,915,342	290,205
[1]	Albemarle Corp.	2,517,503	240,472
	Steel Dynamics Inc.	1,598,806	207,045
	Westlake Corp.	413,964	59,950
			5,482,828
Consumer Discretionary (12.3%)
*	Copart Inc.	18,552,169	1,004,786
*	Trade Desk Inc. Class A	9,187,121	897,306
	DR Horton Inc.	6,348,730	894,727
	Yum! Brands Inc.	6,032,902	799,118
	Electronic Arts Inc.	5,706,157	795,039
	Lennar Corp. Class A	5,249,953	786,810
*	Royal Caribbean Cruises Ltd.	4,685,812	747,059
	Delta Air Lines Inc.	13,823,149	655,770
	Tractor Supply Co.	2,309,418	623,543
	Dollar General Corp.	4,710,325	622,846
	Hilton Worldwide Holdings Inc.	2,678,234	584,391
	eBay Inc.	10,839,077	582,275
*	AutoZone Inc.	185,323	549,316
*	Take-Two Interactive Software Inc.	3,487,704	542,303
	Garmin Ltd.	3,291,617	536,270
	PulteGroup Inc.	4,505,727	496,081
*	NVR Inc.	63,743	483,718
*	Dollar Tree Inc.	4,435,901	473,621
	Genuine Parts Co.	2,983,968	412,742
*	Aptiv plc	5,827,822	410,395
*	Carnival Corp.	21,637,128	405,047
*	ROBLOX Corp. Class A	10,766,242	400,612
*	Ulta Beauty Inc.	1,022,130	394,409
	Darden Restaurants Inc.	2,556,847	386,902
	Domino's Pizza Inc.	747,182	385,793
	Omnicom Group Inc.	4,196,087	376,389
*	Lululemon Athletica Inc.	1,230,070	367,422
	Southwest Airlines Co.	12,819,414	366,763
	Las Vegas Sands Corp.	7,979,807	353,107
*	Warner Bros Discovery Inc.	47,243,393	351,491
	Best Buy Co. Inc.	4,152,307	349,998
*	Expedia Group Inc.	2,725,304	343,361
*	United Airlines Holdings Inc.	7,043,248	342,724
*	Burlington Stores Inc.	1,367,219	328,133
*	Live Nation Entertainment Inc.	3,470,986	325,370
	Rollins Inc.	6,223,635	303,651
	News Corp. Class A	10,251,035	282,621
*	MGM Resorts International	5,039,577	223,959
	Fox Corp. Class A	5,177,227	177,941
	Pool Corp.	389,950	119,843
	LKQ Corp.	2,856,670	118,809
[1]	Warner Music Group Corp. Class A	2,728,006	83,613
	Fox Corp. Class B	2,283,701	73,124
	Endeavor Group Holdings Inc. Class A	1,462,542	39,533
	Lennar Corp. Class B	212,879	29,682

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	News Corp. Class B	355,310	10,087
*	Liberty Media Corp.-Liberty SiriusXM Class A	264,051	5,849
*	Liberty Media Corp.-Liberty SiriusXM	217,600	4,822
	Sirius XM Holdings Inc.	878,000	2,485
*	Chipotle Mexican Grill Inc. Class A	1,100	69
			19,851,725
Consumer Staples (5.5%)
	Cencora Inc.	3,585,689	807,856
	Corteva Inc.	14,733,156	794,706
	General Mills Inc.	12,093,275	765,020
	Kenvue Inc.	41,016,498	745,680
	Kroger Co.	13,913,395	694,696
	Archer-Daniels-Midland Co.	10,591,360	640,248
	Hershey Co.	3,162,079	581,285
	Church & Dwight Co. Inc.	5,237,991	543,075
	McCormick & Co. Inc. (Non-Voting)	5,392,628	382,553
	Sysco Corp.	5,333,703	380,773
	Clorox Co.	2,660,228	363,041
	Tyson Foods Inc. Class A	6,126,838	350,087
	Kellanova	5,858,842	337,938
	Conagra Brands Inc.	10,240,922	291,047
	Brown-Forman Corp. Class B	6,499,216	280,701
	Hormel Foods Corp.	6,459,947	196,964
	Campbell Soup Co.	4,150,846	187,577
	Walgreens Boots Alliance Inc.	14,783,848	178,811
	Lamb Weston Holdings Inc.	1,546,501	130,030
	J M Smucker Co.	1,080,031	117,767
	Brown-Forman Corp. Class A	1,086,954	47,967
			8,817,822
Energy (5.1%)
	ONEOK Inc.	12,502,348	1,019,567
	Hess Corp.	6,270,013	924,952
	Cheniere Energy Inc.	4,658,357	814,421
	Diamondback Energy Inc.	3,820,356	764,797
	Baker Hughes Co. Class A	21,377,887	751,860
	Devon Energy Corp.	13,538,027	641,703
	Halliburton Co.	17,067,057	576,525
	Williams Cos. Inc.	13,053,570	554,777
*	First Solar Inc.	2,178,287	491,117
	Coterra Energy Inc.	15,145,264	403,924
	Kinder Morgan Inc.	20,205,200	401,477
	Marathon Oil Corp.	12,082,373	346,402
*	Enphase Energy Inc.	2,768,853	276,082
	EQT Corp.	4,729,704	174,904
[1]	Texas Pacific Land Corp.	196,986	144,641
			8,287,149
Financials (12.6%)
	Arthur J Gallagher & Co.	4,680,490	1,213,698
	Apollo Global Management Inc.	8,532,077	1,007,382
	Ameriprise Financial Inc.	2,127,662	908,916
	Allstate Corp.	5,653,333	902,611
	Prudential Financial Inc.	7,690,137	901,207
*	Coinbase Global Inc. Class A	3,665,069	814,488
	MSCI Inc. Class A	1,612,198	776,676
*	Arch Capital Group Ltd.	7,641,308	770,932
	Discover Financial Services	5,368,075	702,198
	Hartford Financial Services Group Inc.	6,335,473	636,969
	Willis Towers Watson plc	2,189,984	574,082
	Nasdaq Inc.	9,262,438	558,155
	T. Rowe Price Group Inc.	4,783,226	551,554
	M&T Bank Corp.	3,574,152	540,984
	Fifth Third Bancorp	14,652,719	534,678
	American International Group Inc.	7,108,220	527,714
	Ares Management Corp. Class A	3,890,990	518,591
	Broadridge Financial Solutions Inc.	2,531,564	498,718
	Raymond James Financial Inc.	3,996,103	493,958
	State Street Corp.	6,130,614	453,666
	LPL Financial Holdings Inc.	1,600,356	446,980

Mid-Cap Index Fund
		Shares	Market Value• ($000)
*	Markel Group Inc.	264,603	416,924
	Huntington Bancshares Inc.	31,044,014	409,160
	Cincinnati Financial Corp.	3,353,651	396,066
	Principal Financial Group Inc.	5,020,602	393,866
	Regions Financial Corp.	19,617,596	393,137
	Cboe Global Markets Inc.	2,252,525	383,064
	Everest Group Ltd.	930,933	354,704
	Northern Trust Corp.	4,163,475	349,649
	Citizens Financial Group Inc.	9,259,584	333,623
	FactSet Research Systems Inc.	816,485	333,346
	W R Berkley Corp.	4,107,454	322,764
	Loews Corp.	4,031,968	301,349
	KeyCorp	20,196,768	286,996
	Fidelity National Financial Inc.	5,560,392	274,795
	Interactive Brokers Group Inc. Class A	2,179,756	267,238
	Tradeweb Markets Inc. Class A	2,488,438	263,774
	Brown & Brown Inc.	2,444,190	218,535
	Franklin Resources Inc.	6,761,416	151,118
	Corebridge Financial Inc.	4,513,393	131,430
*	Rocket Cos. Inc. Class A	2,843,826	38,960
			20,354,655
Health Care (9.3%)
*	Dexcom Inc.	8,518,777	965,859
*	Moderna Inc.	7,388,413	877,374
*	IDEXX Laboratories Inc.	1,769,104	861,907
	Agilent Technologies Inc.	6,277,494	813,752
*	IQVIA Holdings Inc.	3,707,738	783,964
*	Centene Corp.	11,458,237	759,681
	GE HealthCare Technologies Inc.	9,289,047	723,803
*	Biogen Inc.	3,118,799	723,000
*	Alnylam Pharmaceuticals Inc.	2,709,571	658,426
	ResMed Inc.	3,146,901	602,380
*	Veeva Systems Inc. Class A	3,111,288	569,397
	West Pharmaceutical Services Inc.	1,560,361	513,967
	Cardinal Health Inc.	5,217,488	512,983
	Zimmer Biomet Holdings Inc.	4,406,957	478,287
	STERIS plc	2,118,561	465,109
	Cooper Cos. Inc.	4,257,596	371,688
*	Hologic Inc.	4,999,314	371,199
*	Align Technology Inc.	1,531,969	369,863
	Labcorp Holdings Inc.	1,805,662	367,470
	Baxter International Inc.	10,915,731	365,131
*	Molina Healthcare Inc.	1,198,844	356,416
*	Illumina Inc.	3,412,312	356,177
*	BioMarin Pharmaceutical Inc.	4,067,411	334,870
	Quest Diagnostics Inc.	2,379,712	325,735
*	Avantor Inc.	14,550,554	308,472
	Revvity Inc.	2,643,160	277,162
	Viatris Inc.	25,505,941	271,128
*	Incyte Corp.	3,586,148	217,392
	Royalty Pharma plc Class A	8,211,472	216,537
*	Insulet Corp.	750,157	151,382
			14,970,511
Industrials (20.6%)
	TransDigm Group Inc.	1,138,753	1,454,882
	Cintas Corp.	1,847,449	1,293,695
	Carrier Global Corp.	18,335,393	1,156,597
	PACCAR Inc.	11,227,709	1,155,780
	United Rentals Inc.	1,426,415	922,505
	L3Harris Technologies Inc.	4,063,149	912,502
	Fidelity National Information Services Inc.	11,915,422	897,946
	WW Grainger Inc.	945,989	853,509
	Ferguson plc	4,324,123	837,366
	Otis Worldwide Corp.	8,660,892	833,697
	AMETEK Inc.	4,958,298	826,598
	Verisk Analytics Inc. Class A	3,056,250	823,812
	Cummins Inc.	2,929,945	811,390
	Dow Inc.	15,064,353	799,164
	Quanta Services Inc.	3,135,730	796,758

Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Ingersoll Rand Inc.	8,641,950	785,035
*	Fair Isaac Corp.	502,867	748,598
	Old Dominion Freight Line Inc.	4,189,013	739,780
	Martin Marietta Materials Inc.	1,320,420	715,404
	Vulcan Materials Co.	2,833,027	704,517
	Xylem Inc.	5,193,474	704,391
	Howmet Aerospace Inc.	8,743,725	678,775
	Rockwell Automation Inc.	2,442,019	672,239
	DuPont de Nemours Inc.	8,060,480	648,788
	Equifax Inc.	2,647,853	641,998
*	Mettler-Toledo International Inc.	457,490	639,383
	PPG Industries Inc.	5,041,524	634,677
	Westinghouse Air Brake Technologies Corp.	3,778,388	597,174
	Fortive Corp.	7,540,753	558,770
	Dover Corp.	2,943,889	531,225
*	Keysight Technologies Inc.	3,739,114	511,324
*	GE Vernova Inc.	2,935,581	503,481
	Johnson Controls International plc	7,215,302	479,601
	Veralto Corp.	5,023,303	479,575
	Synchrony Financial	8,601,585	405,909
	Global Payments Inc.	4,167,672	403,014
	Ball Corp.	6,648,513	399,044
*	Teledyne Technologies Inc.	1,015,841	394,126
*	Block Inc. Class A	5,960,805	384,412
*	Corpay Inc.	1,429,945	380,952
	Expeditors International of Washington Inc.	3,025,873	377,599
	Jacobs Solutions Inc.	2,682,242	374,736
*	Waters Corp.	1,270,666	368,646
	Packaging Corp. of America	1,923,579	351,169
	Textron Inc.	4,085,040	350,742
*	Zebra Technologies Corp. Class A	1,101,444	340,269
	Masco Corp.	4,717,730	314,531
	TransUnion	4,159,929	308,500
	Snap-on Inc.	1,129,281	295,183
*	Trimble Inc.	5,231,173	292,527
	HEICO Corp. Class A	1,613,728	286,469
	JB Hunt Transport Services Inc.	1,768,489	282,958
	Stanley Black & Decker Inc.	3,296,135	263,328
	Hubbell Inc. Class B	574,994	210,149
	HEICO Corp.	880,316	196,847
*,1	Symbotic Inc. Class A	532,047	18,707
			33,350,753
Real Estate (7.5%)
	Welltower Inc.	12,808,000	1,335,234
	Digital Realty Trust Inc.	6,917,391	1,051,789
	Realty Income Corp.	18,652,901	985,246
	Extra Space Storage Inc.	4,535,343	704,838
*	CoStar Group Inc.	8,747,096	648,510
	AvalonBay Communities Inc.	3,045,755	630,136
*	CBRE Group Inc. Class A	6,572,532	585,678
	VICI Properties Inc. Class A	20,295,314	581,258
	Iron Mountain Inc.	6,279,187	562,741
	Equity Residential	7,711,308	534,702
	Simon Property Group Inc.	3,314,629	503,161
	SBA Communications Corp. Class A	2,301,493	451,783
	Invitation Homes Inc.	12,465,208	447,376
	Ventas Inc.	8,670,482	444,449
	Weyerhaeuser Co.	15,628,926	443,705
	Alexandria Real Estate Equities Inc.	3,746,133	438,185
	Essex Property Trust Inc.	1,375,373	374,377
	Mid-America Apartment Communities Inc.	2,499,568	356,463
	Sun Communities Inc.	2,669,792	321,283
	WP Carey Inc.	4,687,440	258,044
	Healthpeak Properties Inc.	7,537,879	147,742
	UDR Inc.	3,527,099	145,140
	Host Hotels & Resorts Inc.	7,536,141	135,500
			12,087,340
Technology (14.4%)
	Amphenol Corp. Class A	25,731,257	1,733,515

Mid-Cap Index Fund
		Shares	Market Value• ($000)
*	Palantir Technologies Inc. Class A	43,084,241	1,091,324
	Microchip Technology Inc.	11,500,614	1,052,306
*	Super Micro Computer Inc.	1,066,188	873,581
	Monolithic Power Systems Inc.	990,474	813,853
*	Datadog Inc. Class A	5,946,708	771,228
*	DoorDash Inc. Class A	6,949,721	755,991
	Cognizant Technology Solutions Corp. Class A	10,650,617	724,242
*	Gartner Inc.	1,579,801	709,425
	HP Inc.	19,913,705	697,378
	Vertiv Holdings Co. Class A	7,617,926	659,484
	Marvell Technology Inc.	9,275,257	648,340
	CDW Corp.	2,878,934	644,421
	Corning Inc.	16,514,618	641,593
*	ON Semiconductor Corp.	9,215,947	631,753
*	HubSpot Inc.	1,037,084	611,662
*	ANSYS Inc.	1,870,065	601,226
*	Atlassian Corp. Class A	3,370,908	596,246
	Hewlett Packard Enterprise Co.	27,847,422	589,530
	NetApp Inc.	4,420,906	569,413
*	Pinterest Inc. Class A	12,838,907	565,811
*	Western Digital Corp.	6,994,558	529,978
*	Cloudflare Inc. Class A	6,127,173	507,514
	Teradyne Inc.	3,344,071	495,892
	Seagate Technology Holdings plc	4,498,186	464,528
*	Tyler Technologies Inc.	909,455	457,256
*	GoDaddy Inc. Class A	3,019,208	421,813
*	Fortinet Inc.	6,545,727	394,511
*	MongoDB Inc. Class A	1,482,104	370,467
*	Zscaler Inc.	1,926,077	370,173
*	Snap Inc. Class A	22,281,261	370,092
	Skyworks Solutions Inc.	3,436,926	366,307
*	VeriSign Inc.	1,823,361	324,193
*	Okta Inc. Class A	3,447,758	322,745
*	Zoom Video Communications Inc. Class A	5,082,320	300,822
*	Akamai Technologies Inc.	3,262,881	293,920
	Gen Digital Inc.	11,400,946	284,796
	SS&C Technologies Holdings Inc.	4,503,433	282,230
*	MicroStrategy Inc. Class A	168,940	232,711
	Leidos Holdings Inc.	1,448,287	211,276
	Bentley Systems Inc. Class B	3,398,614	167,756
*	EPAM Systems Inc.	589,623	110,914
			23,262,216
Telecommunications (0.8%)
	Motorola Solutions Inc.	3,572,789	1,379,275
Utilities (8.1%)
	Constellation Energy Corp.	6,750,204	1,351,863
	PG&E Corp.	56,014,009	978,005
	Waste Connections Inc.	5,527,142	969,240
	Public Service Enterprise Group Inc.	10,680,206	787,131
	Exelon Corp.	21,414,961	741,172
	Consolidated Edison Inc.	7,388,577	660,687
	Vistra Corp.	7,442,898	639,940
	Xcel Energy Inc.	11,902,162	635,695
	Edison International	8,223,948	590,562
	American Water Works Co. Inc.	4,173,191	539,009
	WEC Energy Group Inc.	6,764,989	530,781
	Entergy Corp.	4,568,517	488,831
	FirstEnergy Corp.	11,711,586	448,202
	DTE Energy Co.	3,989,131	442,834
	Dominion Energy Inc.	8,970,883	439,573
	PPL Corp.	15,789,871	436,590
	Eversource Energy	7,512,750	426,048
	CenterPoint Energy Inc.	13,703,668	424,540
	Ameren Corp.	5,708,760	405,950
	CMS Energy Corp.	6,397,183	380,824
	Alliant Energy Corp.	5,491,973	279,541
	NiSource Inc.	4,801,999	138,346
	AES Corp.	7,610,720	133,720

Mid-Cap Index Fund
	Shares	Market Value• ($000)
Evergy Inc.	2,337,496	123,817
Avangrid Inc.	1,661,136	59,020
		13,051,921
Total Common Stocks (Cost $104,815,843)		160,896,195
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund, 5.380% (Cost $816,676)	8,169,048	816,823
Total Investments (100.1%) (Cost $105,632,519)		161,713,018
Other Assets and Liabilities—Net (-0.1%)		(224,048)
Net Assets (100%)		161,488,970
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $48,832,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $50,337,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	27	2,788	48
E-mini S&P 500 Index	September 2024	212	58,528	(58)
E-mini S&P Mid-Cap 400 Index	September 2024	185	54,725	465
				455

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Coinbase Global Inc. Class A	1/31/25	GSI	98,040	(5.330)	—	(9,293)
Corebridge Financial Inc.	1/31/25	CITNA	20,419	(0.330)	125	—
CRSP US Mid Cap TR Index	8/30/24	BANA	111,729	(5.880)	—	(1,151)
Global Payments Inc.	8/30/24	BANA	132,405	(5.930)	—	(6,915)
Molina Healthcare Inc.	8/30/24	BANA	20,448	(5.330)	—	(1,199)
Palantir Technologies Inc. Class A	8/30/24	BANA	5,810	(5.330)	957	—
Sirius XM Holdings Inc.	1/31/25	GSI	3,379	(5.330)	224	—
Trade Desk Inc. Class A	8/30/24	BANA	32,473	(5.330)	1,591	—
VICI Properties Inc. Class A	8/30/24	BANA	58,856	(5.980)	463	—
					3,360	(18,558)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At June 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $212,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $104,815,843)	160,896,195
Affiliated Issuers (Cost $816,676)	816,823
Total Investments in Securities	161,713,018
Investment in Vanguard	4,800
Cash	6,632
Cash Collateral Pledged—Futures Contracts	8,765
Cash Collateral Pledged—Over-the-Counter Swap Contracts	17,100
Receivables for Investment Securities Sold	2,304
Receivables for Accrued Income	149,661
Receivables for Capital Shares Issued	63,146
Unrealized Appreciation—Over-the-Counter Swap Contracts	3,360
Total Assets	161,968,786
Liabilities
Payables for Investment Securities Purchased	4,686
Collateral for Securities on Loan	50,337
Payables for Capital Shares Redeemed	159,072
Payables for Distributions	243,773
Payables to Vanguard	2,869
Variation Margin Payable—Futures Contracts	521
Unrealized Depreciation—Over-the-Counter Swap Contracts	18,558
Total Liabilities	479,816
Net Assets	161,488,970
1 Includes $48,832,000 of securities on loan.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	124,239,930
Total Distributable Earnings (Loss)	37,249,040
Net Assets	161,488,970

Investor Shares—Net Assets
Applicable to 5,702,458 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	377,019
Net Asset Value Per Share—Investor Shares	$66.12

ETF Shares—Net Assets
Applicable to 262,509,879 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	63,553,462
Net Asset Value Per Share—ETF Shares	$242.10

Admiral Shares—Net Assets
Applicable to 195,698,831 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	58,682,793
Net Asset Value Per Share—Admiral Shares	$299.86

Institutional Shares—Net Assets
Applicable to 334,095,004 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,130,827
Net Asset Value Per Share—Institutional Shares	$66.24

Institutional Plus Shares—Net Assets
Applicable to 51,256,654 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,744,869
Net Asset Value Per Share—Institutional Plus Shares	$326.69
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	1,133,043
Interest[2]	13,287
Securities Lending—Net	9,176
Total Income	1,155,506
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,519
Management and Administrative—Investor Shares	321
Management and Administrative—ETF Shares	9,319
Management and Administrative—Admiral Shares	12,451
Management and Administrative—Institutional Shares	3,781
Management and Administrative—Institutional Plus Shares	2,054
Marketing and Distribution—Investor Shares	10
Marketing and Distribution—ETF Shares	1,566
Marketing and Distribution—Admiral Shares	1,224
Marketing and Distribution—Institutional Shares	319
Marketing and Distribution—Institutional Plus Shares	221
Custodian Fees	96
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	791
Shareholders’ Reports—Admiral Shares	327
Shareholders’ Reports—Institutional Shares	103
Shareholders’ Reports—Institutional Plus Shares	52
Trustees’ Fees and Expenses	46
Other Expenses	8
Total Expenses	34,209
Net Investment Income	1,121,297
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	2,496,106
Futures Contracts	13,281
Swap Contracts	27,630
Realized Net Gain (Loss)	2,537,017
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	4,020,200
Futures Contracts	(7,089)
Swap Contracts	(58,204)
Change in Unrealized Appreciation (Depreciation)	3,954,907
Net Increase (Decrease) in Net Assets Resulting from Operations	7,613,221
1	Dividends are net of foreign withholding taxes of $485,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $13,048,000, $34,000, and $31,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $3,566,977,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,121,297	2,384,139
Realized Net Gain (Loss)	2,537,017	624,659
Change in Unrealized Appreciation (Depreciation)	3,954,907	18,670,292
Net Increase (Decrease) in Net Assets Resulting from Operations	7,613,221	21,679,090
Distributions
Investor Shares	(2,805)	(6,392)
ETF Shares	(494,910)	(884,374)
Admiral Shares	(459,695)	(872,711)
Institutional Shares	(175,517)	(338,375)
Institutional Plus Shares	(131,693)	(256,449)
Total Distributions	(1,264,620)	(2,358,301)
Capital Share Transactions
Investor Shares	(55,437)	(116,598)
ETF Shares	1,729,348	2,252,186
Admiral Shares	(981,878)	(1,165,068)
Institutional Shares	(622,902)	(1,138,787)
Institutional Plus Shares	(390,361)	(455,704)
Net Increase (Decrease) from Capital Share Transactions	(321,230)	(623,971)
Total Increase (Decrease)	6,027,371	18,696,818
Net Assets
Beginning of Period	155,461,599	136,764,781
End of Period	161,488,970	155,461,599
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$63.51	$55.66	$69.54	$56.52	$48.64	$37.71
Investment Operations
Net Investment Income[1]	.412	.887	.807	.652	.698	.577
Net Realized and Unrealized Gain (Loss) on Investments	2.672	7.851	(13.875)	13.065	7.937	11.018
Total from Investment Operations	3.084	8.738	(13.068)	13.717	8.635	11.595
Distributions
Dividends from Net Investment Income	(.474)	(.888)	(.812)	(.697)	(.755)	(.665)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.474)	(.888)	(.812)	(.697)	(.755)	(.665)
Net Asset Value, End of Period	$66.12	$63.51	$55.66	$69.54	$56.52	$48.64
Total Return[2]	4.85%	15.84%	-18.80%	24.36%	18.10%	30.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$377	$416	$476	$740	$834	$877
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.34%	1.52%	1.36%	1.02%	1.49%	1.31%
Portfolio Turnover Rate[4]	10%	13%	12%	16%	26%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$232.58	$203.84	$254.69	$207.00	$178.14	$138.08
Investment Operations
Net Investment Income[1]	1.686	3.589	3.302	2.741	2.772	2.663
Net Realized and Unrealized Gain (Loss) on Investments	9.736	28.686	(50.886)	47.811	29.084	40.043
Total from Investment Operations	11.422	32.275	(47.584)	50.552	31.856	42.706
Distributions
Dividends from Net Investment Income	(1.902)	(3.535)	(3.266)	(2.862)	(2.996)	(2.646)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.902)	(3.535)	(3.266)	(2.862)	(2.996)	(2.646)
Net Asset Value, End of Period	$242.10	$232.58	$203.84	$254.69	$207.00	$178.14
Total Return	4.90%	15.99%	-18.68%	24.52%	18.22%	31.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63,553	$59,376	$49,861	$57,774	$41,587	$29,014
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.68%	1.53%	1.16%	1.61%	1.62%
Portfolio Turnover Rate[3]	10%	13%	12%	16%	26%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$288.07	$252.47	$315.46	$256.40	$220.66	$171.04
Investment Operations
Net Investment Income[1]	2.066	4.381	4.028	3.333	3.418	3.296
Net Realized and Unrealized Gain (Loss) on Investments	12.065	35.571	(63.000)	59.242	36.010	49.578
Total from Investment Operations	14.131	39.952	(58.972)	62.575	39.428	52.874
Distributions
Dividends from Net Investment Income	(2.341)	(4.352)	(4.018)	(3.515)	(3.688)	(3.254)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.341)	(4.352)	(4.018)	(3.515)	(3.688)	(3.254)
Net Asset Value, End of Period	$299.86	$288.07	$252.47	$315.46	$256.40	$220.66
Total Return[2]	4.90%	15.98%	-18.71%	24.51%	18.24%	31.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$58,683	$57,330	$51,352	$65,118	$53,301	$47,640
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%[3]	0.05%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.65%	1.51%	1.14%	1.61%	1.62%
Portfolio Turnover Rate[4]	10%	13%	12%	16%	26%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$63.64	$55.77	$69.69	$56.64	$48.74	$37.78
Investment Operations
Net Investment Income[1]	.459	.971	.893	.743	.759	.727
Net Realized and Unrealized Gain (Loss) on Investments	2.661	7.866	(13.919)	13.090	7.961	10.957
Total from Investment Operations	3.120	8.837	(13.026)	13.833	8.720	11.684
Distributions
Dividends from Net Investment Income	(.520)	(.967)	(.894)	(.783)	(.820)	(.724)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.520)	(.967)	(.894)	(.783)	(.820)	(.724)
Net Asset Value, End of Period	$66.24	$63.64	$55.77	$69.69	$56.64	$48.74
Total Return	4.90%	16.00%	-18.70%	24.53%	18.26%	31.04%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,131	$21,867	$20,231	$27,312	$22,291	$20,425
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.66%	1.51%	1.15%	1.62%	1.62%
Portfolio Turnover Rate[3]	10%	13%	12%	16%	26%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$313.84	$275.06	$343.68	$279.34	$240.40	$186.34
Investment Operations
Net Investment Income[1]	2.279	4.831	4.458	3.688	3.774	3.598
Net Realized and Unrealized Gain (Loss) on Investments	13.155	38.747	(68.641)	64.544	39.230	54.052
Total from Investment Operations	15.434	43.578	(64.183)	68.232	43.004	57.650
Distributions
Dividends from Net Investment Income	(2.584)	(4.798)	(4.437)	(3.892)	(4.064)	(3.590)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.584)	(4.798)	(4.437)	(3.892)	(4.064)	(3.590)
Net Asset Value, End of Period	$326.69	$313.84	$275.06	$343.68	$279.34	$240.40
Total Return	4.91%	16.00%	-18.69%	24.53%	18.27%	31.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,745	$16,472	$14,846	$17,723	$14,937	$13,612
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[2]	0.03%[2]	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.49%	1.67%	1.53%	1.16%	1.63%	1.62%
Portfolio Turnover Rate[3]	10%	13%	12%	16%	26%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Valley Forge Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization is anticipated to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

Mid-Cap Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $4,800,000, representing less than 0.01% of the fund’s net assets and 1.92% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Mid-Cap Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	160,896,195	—	—	160,896,195
Temporary Cash Investments	816,823	—	—	816,823
Total	161,713,018	—	—	161,713,018

Derivative Financial Instruments
Assets
Futures Contracts[1]	513	—	—	513
Swap Contracts	—	3,360	—	3,360
Total	513	3,360	—	3,873
Liabilities
Futures Contracts[1]	58	—	—	58
Swap Contracts	—	18,558	—	18,558
Total	58	18,558	—	18,616
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	105,700,844
Gross Unrealized Appreciation	60,385,148
Gross Unrealized Depreciation	(4,387,717)
Net Unrealized Appreciation (Depreciation)	55,997,431
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $21,193,850,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2024, the fund purchased $15,305,537,000 of investment securities and sold $16,667,812,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $6,574,365,000 and $5,216,628,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $1,060,431,000 and sales were $6,081,593,000, resulting in net realized loss of $1,366,149,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Mid-Cap Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	13,503	206	24,944	427
Issued in Lieu of Cash Distributions	2,805	42	6,392	109
Redeemed	(71,745)	(1,100)	(147,934)	(2,529)
Net Increase (Decrease)—Investor Shares	(55,437)	(852)	(116,598)	(1,993)
ETF Shares
Issued	6,863,114	28,341	14,593,074	68,060
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,133,766)	(21,125)	(12,340,888)	(57,375)
Net Increase (Decrease)—ETF Shares	1,729,348	7,216	2,252,186	10,685
Admiral Shares
Issued	2,881,610	9,733	5,182,979	19,544
Issued in Lieu of Cash Distributions	405,506	1,337	769,218	2,888
Redeemed	(4,268,994)	(14,386)	(7,117,265)	(26,814)
Net Increase (Decrease)—Admiral Shares	(981,878)	(3,316)	(1,165,068)	(4,382)
Institutional Shares
Issued	1,488,550	22,693	2,518,909	43,175
Issued in Lieu of Cash Distributions	163,318	2,439	314,097	5,340
Redeemed	(2,274,770)	(34,671)	(3,971,793)	(67,623)
Net Increase (Decrease)—Institutional Shares	(622,902)	(9,539)	(1,138,787)	(19,108)
Institutional Plus Shares
Issued	934,700	2,886	1,384,915	4,823
Issued in Lieu of Cash Distributions	131,083	397	254,963	879
Redeemed	(1,456,144)	(4,511)	(2,095,582)	(7,190)
Net Increase (Decrease)—Institutional Plus Shares	(390,361)	(1,228)	(455,704)	(1,488)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.

Mid-Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.6%)
Basic Materials (1.4%)
	Fastenal Co.	4,115,985	258,648
[1]	Albemarle Corp.	845,069	80,721
			339,369
Consumer Discretionary (13.8%)
*	Copart Inc.	6,227,378	337,275
*	Trade Desk Inc. Class A	3,201,230	312,664
	Yum! Brands Inc.	2,024,440	268,157
*	Royal Caribbean Cruises Ltd.	1,572,879	250,764
	Tractor Supply Co.	775,201	209,304
	Hilton Worldwide Holdings Inc.	898,972	196,156
*	AutoZone Inc.	62,204	184,379
*	Take-Two Interactive Software Inc.	1,170,751	182,040
*	Aptiv plc	1,956,270	137,761
*	Carnival Corp.	7,260,759	135,921
*	ROBLOX Corp. Class A	3,614,155	134,483
*	Ulta Beauty Inc.	343,102	132,393
*	Lululemon Athletica Inc.	412,652	123,259
	Las Vegas Sands Corp.	2,677,801	118,493
*	Expedia Group Inc.	914,812	115,257
*	Burlington Stores Inc.	458,939	110,145
*	Live Nation Entertainment Inc.	1,164,915	109,199
	Rollins Inc.	2,089,090	101,927
	Domino's Pizza Inc.	196,803	101,615
*	NVR Inc.	10,696	81,167
	Pool Corp.	130,909	40,232
	LKQ Corp.	959,694	39,914
[1]	Warner Music Group Corp. Class A	916,334	28,086
			3,450,591
Consumer Staples (2.1%)
	Hershey Co.	1,061,104	195,063
	Church & Dwight Co. Inc.	1,758,219	182,292
	Brown-Forman Corp. Class B	2,181,703	94,228
	Lamb Weston Holdings Inc.	519,114	43,647
	Brown-Forman Corp. Class A	364,787	16,098
			531,328
Energy (6.3%)
	Hess Corp.	2,104,589	310,469
	Diamondback Energy Inc.	1,282,368	256,717
	Devon Energy Corp.	4,544,379	215,404
*	First Solar Inc.	731,187	164,853
	Cheniere Energy Inc.	782,335	136,776
	Coterra Energy Inc.	5,083,810	135,585
	Halliburton Co.	2,864,569	96,765
*	Enphase Energy Inc.	929,428	92,673
	EQT Corp.	1,587,613	58,710
	Marathon Oil Corp.	2,027,854	58,139
[1]	Texas Pacific Land Corp.	66,120	48,550
			1,574,641
Financials (7.4%)
	Apollo Global Management Inc.	2,863,956	338,147
*	Coinbase Global Inc. Class A	1,364,513	303,236
	MSCI Inc. Class A	541,169	260,708
	Ares Management Corp. Class A	1,306,029	174,068
	Broadridge Financial Solutions Inc.	849,768	167,404
	LPL Financial Holdings Inc.	537,185	150,036
	FactSet Research Systems Inc.	274,067	111,893
	Interactive Brokers Group Inc. Class A	731,655	89,701
	Tradeweb Markets Inc. Class A	835,272	88,539

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Brown & Brown Inc.	820,426	73,354
*	Markel Group Inc.	44,407	69,970
*	Rocket Cos. Inc. Class A	476,085	6,523
			1,833,579
Health Care (12.2%)
*	Dexcom Inc.	2,859,458	324,205
*	Moderna Inc.	2,480,081	294,510
*	IDEXX Laboratories Inc.	593,656	289,229
	Agilent Technologies Inc.	2,106,552	273,072
*	IQVIA Holdings Inc.	1,244,626	263,164
*	Alnylam Pharmaceuticals Inc.	909,525	221,015
	ResMed Inc.	1,056,324	202,202
*	Veeva Systems Inc. Class A	1,044,360	191,128
	West Pharmaceutical Services Inc.	523,773	172,526
*	Molina Healthcare Inc.	424,230	126,124
	Cooper Cos. Inc.	1,429,143	124,764
*	Align Technology Inc.	514,246	124,154
*	Illumina Inc.	1,145,634	119,581
*	BioMarin Pharmaceutical Inc.	1,365,309	112,406
	STERIS plc	355,563	78,060
*	Incyte Corp.	1,203,754	72,972
*	Insulet Corp.	251,804	50,814
			3,039,926
Industrials (20.8%)
	TransDigm Group Inc.	382,242	488,356
	Cintas Corp.	620,127	434,250
	WW Grainger Inc.	317,542	286,499
	AMETEK Inc.	1,664,362	277,466
	Verisk Analytics Inc. Class A	1,025,895	276,530
	Quanta Services Inc.	1,052,589	267,452
*	Fair Isaac Corp.	168,797	251,281
	Old Dominion Freight Line Inc.	1,406,136	248,324
	Martin Marietta Materials Inc.	443,221	240,137
	Vulcan Materials Co.	950,950	236,482
	Xylem Inc.	1,743,289	236,442
	Howmet Aerospace Inc.	2,935,018	227,845
	Equifax Inc.	888,819	215,503
*	Mettler-Toledo International Inc.	153,572	214,631
	Veralto Corp.	1,686,184	160,980
*	Teledyne Technologies Inc.	340,988	132,297
	Ingersoll Rand Inc.	1,450,419	131,756
*	Block Inc. Class A	1,999,690	128,960
*	Corpay Inc.	480,004	127,878
*	Waters Corp.	426,535	123,746
	Rockwell Automation Inc.	409,868	112,829
	HEICO Corp. Class A	541,398	96,109
	JB Hunt Transport Services Inc.	593,621	94,979
	HEICO Corp.	295,714	66,125
	TransUnion	698,187	51,778
*	Trimble Inc.	877,987	49,097
*,1	Symbotic Inc. Class A	178,248	6,267
	Ball Corp.	631	38
	Jack Henry & Associates Inc.	146	24
			5,184,061
Real Estate (6.6%)
	Welltower Inc.	4,299,139	448,185
	Realty Income Corp.	6,261,186	330,716
	Extra Space Storage Inc.	1,522,391	236,595
*	CoStar Group Inc.	2,936,151	217,686
	SBA Communications Corp. Class A	772,564	151,654
	Invitation Homes Inc.	4,184,164	150,170
	Sun Communities Inc.	896,171	107,845
*	Zillow Group Inc. Class C	310	14
*	Zillow Group Inc. Class A	77	4
			1,642,869
Technology (23.5%)
	Amphenol Corp. Class A	8,637,180	581,887
*	Palantir Technologies Inc. Class A	14,552,033	368,603

Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Microchip Technology Inc.	3,860,449	353,231
*	Super Micro Computer Inc.	357,888	293,235
	Monolithic Power Systems Inc.	332,471	273,185
*	Datadog Inc. Class A	1,996,110	258,875
*	DoorDash Inc. Class A	2,332,637	253,744
*	Gartner Inc.	530,289	238,132
	Vertiv Holdings Co. Class A	2,556,354	221,304
	Marvell Technology Inc.	3,113,448	217,630
*	ON Semiconductor Corp.	3,093,534	212,062
*	HubSpot Inc.	348,120	205,318
*	ANSYS Inc.	627,720	201,812
*	Atlassian Corp. Class A	1,131,521	200,143
*	Pinterest Inc. Class A	4,309,543	189,921
*	Cloudflare Inc. Class A	2,056,705	170,357
	Teradyne Inc.	1,122,498	166,455
	Seagate Technology Holdings plc	1,509,448	155,881
*	Tyler Technologies Inc.	305,274	153,486
*	GoDaddy Inc. Class A	1,013,426	141,586
*	Fortinet Inc.	2,197,303	132,431
*	MongoDB Inc. Class A	497,498	124,355
*	Zscaler Inc.	646,522	124,255
*	Snap Inc. Class A	7,479,234	124,230
*	VeriSign Inc.	612,035	108,820
*	Okta Inc. Class A	1,157,289	108,334
*	MicroStrategy Inc. Class A	56,674	78,067
	Bentley Systems Inc. Class B	1,141,092	56,324
*	Zoom Video Communications Inc. Class A	853,471	50,517
*	Akamai Technologies Inc.	547,936	49,358
*	EPAM Systems Inc.	198,142	37,272
	Skyworks Solutions Inc.	321	34
*	Twilio Inc. Class A	345	20
	Paycom Software Inc.	98	14
*	Unity Software Inc.	533	9
			5,850,887
Telecommunications (1.9%)
	Motorola Solutions Inc.	1,199,264	462,976
*	Arista Networks Inc.	501	175
*	Liberty Broadband Corp. Class C	233	13
*	Liberty Broadband Corp. Class A	33	2
			463,166
Utilities (3.6%)
	Constellation Energy Corp.	2,265,869	453,786
	Waste Connections Inc.	1,855,278	325,341
	Vistra Corp.	1,248,438	107,341
			886,468
Total Common Stocks (Cost $17,446,004)			24,796,885
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 5.380% (Cost $135,852)	1,358,758	135,862
Total Investments (100.1%) (Cost $17,581,856)			24,932,747
Other Assets and Liabilities—Net (-0.1%)			(28,807)
Net Assets (100%)			24,903,940
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $21,831,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $22,378,000 was received for securities on loan.

Mid-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	129	35,613	(25)
E-mini S&P Mid-Cap 400 Index	September 2024	159	47,034	101
				76

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Domino's Pizza Inc.	8/30/24	BANA	27,463	(5.330)	398	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At June 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $594,000 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $17,446,004)	24,796,885
Affiliated Issuers (Cost $135,852)	135,862
Total Investments in Securities	24,932,747
Investment in Vanguard	726
Cash	43
Cash Collateral Pledged—Futures Contracts	3,450
Receivables for Accrued Income	7,311
Receivables for Capital Shares Issued	14,796
Unrealized Appreciation—Over-the-Counter Swap Contracts	398
Total Assets	24,959,471
Liabilities
Payables for Investment Securities Purchased	469
Collateral for Securities on Loan	22,378
Payables for Capital Shares Redeemed	9,511
Payables for Distributions	22,360
Payables to Vanguard	726
Variation Margin Payable—Futures Contracts	87
Total Liabilities	55,531
Net Assets	24,903,940
1 Includes $21,831,000 of securities on loan.
At June 30, 2024, net assets consisted of:

Paid-in Capital	21,486,540
Total Distributable Earnings (Loss)	3,417,400
Net Assets	24,903,940

Investor Shares—Net Assets
Applicable to 531,894 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	47,999
Net Asset Value Per Share—Investor Shares	$90.24

ETF Shares—Net Assets
Applicable to 57,817,269 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,266,740
Net Asset Value Per Share—ETF Shares	$229.46

Admiral Shares—Net Assets
Applicable to 117,330,378 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,589,201
Net Asset Value Per Share—Admiral Shares	$98.77
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	82,136
Interest[2]	1,554
Securities Lending—Net	292
Total Income	83,982
Expenses
The Vanguard Group—Note B
Investment Advisory Services	235
Management and Administrative—Investor Shares	44
Management and Administrative—ETF Shares	3,743
Management and Administrative—Admiral Shares	3,499
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	318
Marketing and Distribution—Admiral Shares	281
Custodian Fees	31
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	198
Shareholders’ Reports—Admiral Shares	79
Trustees’ Fees and Expenses	7
Other Expenses	7
Total Expenses	8,443
Net Investment Income	75,539
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	561,911
Futures Contracts	3,163
Swap Contracts	5,738
Realized Net Gain (Loss)	570,812
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	463,323
Futures Contracts	33
Swap Contracts	(624)
Change in Unrealized Appreciation (Depreciation)	462,732
Net Increase (Decrease) in Net Assets Resulting from Operations	1,109,083
1	Dividends are net of foreign withholding taxes of $157,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,508,000, ($4,000), and $10,000, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $1,089,681,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,539	165,474
Realized Net Gain (Loss)	570,812	(357,650)
Change in Unrealized Appreciation (Depreciation)	462,732	4,491,764
Net Increase (Decrease) in Net Assets Resulting from Operations	1,109,083	4,299,588
Distributions
Investor Shares	(139)	(311)
ETF Shares	(45,142)	(83,169)
Admiral Shares	(40,031)	(79,306)
Total Distributions	(85,312)	(162,786)
Capital Share Transactions
Investor Shares	(3,585)	(6,325)
ETF Shares	891,073	427,802
Admiral Shares	(12,215)	(37,033)
Net Increase (Decrease) from Capital Share Transactions	875,273	384,444
Total Increase (Decrease)	1,899,044	4,521,246
Net Assets
Beginning of Period	23,004,896	18,483,650
End of Period	24,903,940	23,004,896
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$86.36	$70.68	$100.07	$83.37	$62.43	$47.02
Investment Operations
Net Investment Income[1]	.221	.528	.444	.229	.340	.345
Net Realized and Unrealized Gain (Loss) on Investments	3.915	15.674	(29.381)	16.697	20.984	15.485
Total from Investment Operations	4.136	16.202	(28.937)	16.926	21.324	15.830
Distributions
Dividends from Net Investment Income	(.256)	(.522)	(.453)	(.226)	(.384)	(.420)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.256)	(.522)	(.453)	(.226)	(.384)	(.420)
Net Asset Value, End of Period	$90.24	$86.36	$70.68	$100.07	$83.37	$62.43
Total Return[2]	4.79%	22.99%	-28.93%	20.32%	34.32%	33.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48	$49	$46	$86	$81	$63
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%[3]	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	0.54%	0.68%	0.57%	0.25%	0.51%	0.62%
Portfolio Turnover Rate[4]	12%	14%	22%	25%	22%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$219.60	$179.73	$254.49	$212.00	$158.76	$119.58
Investment Operations
Net Investment Income[1]	.712	1.601	1.405	.870	1.074	1.386
Net Realized and Unrealized Gain (Loss) on Investments	9.944	39.835	(74.767)	42.479	53.347	39.040
Total from Investment Operations	10.656	41.436	(73.362)	43.349	54.421	40.426
Distributions
Dividends from Net Investment Income	(.796)	(1.566)	(1.398)	(.859)	(1.181)	(1.246)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.796)	(1.566)	(1.398)	(.859)	(1.181)	(1.246)
Net Asset Value, End of Period	$229.46	$219.60	$179.73	$254.49	$212.00	$158.76
Total Return	4.85%	23.14%	-28.84%	20.47%	34.46%	33.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,267	$11,851	$9,313	$12,798	$10,164	$6,995
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[2]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.67%	0.81%	0.72%	0.37%	0.63%	0.95%
Portfolio Turnover Rate[3]	12%	14%	22%	25%	22%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$94.53	$77.37	$109.55	$91.26	$68.34	$51.48
Investment Operations
Net Investment Income[1]	.304	.684	.602	.373	.461	.603
Net Realized and Unrealized Gain (Loss) on Investments	4.278	17.150	(32.180)	18.287	22.967	16.793
Total from Investment Operations	4.582	17.834	(31.578)	18.660	23.428	17.396
Distributions
Dividends from Net Investment Income	(.342)	(.674)	(.602)	(.370)	(.508)	(.536)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.342)	(.674)	(.602)	(.370)	(.508)	(.536)
Net Asset Value, End of Period	$98.77	$94.53	$77.37	$109.55	$91.26	$68.34
Total Return[2]	4.84%	23.14%	-28.84%	20.48%	34.48%	33.86%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,589	$11,104	$9,124	$12,797	$10,712	$8,173
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	0.67%	0.81%	0.71%	0.37%	0.63%	0.96%
Portfolio Turnover Rate[4]	12%	14%	22%	25%	22%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Mid-Cap Growth Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $726,000, representing less than 0.01% of the fund’s net assets and 0.29% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Mid-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	24,796,885	—	—	24,796,885
Temporary Cash Investments	135,862	—	—	135,862
Total	24,932,747	—	—	24,932,747

Derivative Financial Instruments
Assets
Futures Contracts[1]	101	—	—	101
Swap Contracts	—	398	—	398
Total	101	398	—	499
Liabilities
Futures Contracts[1]	25	—	—	25
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,596,555
Gross Unrealized Appreciation	8,172,437
Gross Unrealized Depreciation	(835,771)
Net Unrealized Appreciation (Depreciation)	7,336,666
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $4,461,908,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2024, the fund purchased $2,900,611,000 of investment securities and sold $2,921,874,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,556,516,000 and $1,731,274,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $291,347,000 and sales were $1,464,629,000, resulting in net realized loss of $478,437,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Mid-Cap Growth Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	4,688	52	8,551	109
Issued in Lieu of Cash Distributions	139	2	311	4
Redeemed	(8,412)	(95)	(15,187)	(192)
Net Increase (Decrease)—Investor Shares	(3,585)	(41)	(6,325)	(79)
ETF Shares
Issued	2,574,043	11,176	2,058,259	10,398
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,682,970)	(7,325)	(1,630,457)	(8,250)
Net Increase (Decrease)—ETF Shares	891,073	3,851	427,802	2,148
Admiral Shares
Issued	904,187	9,289	1,523,152	17,926
Issued in Lieu of Cash Distributions	35,929	359	70,921	822
Redeemed	(952,331)	(9,786)	(1,631,106)	(19,219)
Net Increase (Decrease)—Admiral Shares	(12,215)	(138)	(37,033)	(471)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q982 082024

Mid-Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (5.1%)
	Newmont Corp.	7,911,167	331,241
	Nucor Corp.	1,645,108	260,059
	LyondellBasell Industries NV Class A	1,787,574	170,999
	International Flavors & Fragrances Inc.	1,751,763	166,785
	Avery Dennison Corp.	553,266	120,972
	International Paper Co.	2,382,000	102,783
	Celanese Corp. Class A	749,198	101,059
	CF Industries Holdings Inc.	1,253,939	92,942
	Steel Dynamics Inc.	512,173	66,326
	Westlake Corp.	132,170	19,141
			1,432,307
Consumer Discretionary (10.8%)
	DR Horton Inc.	2,033,159	286,533
	Electronic Arts Inc.	1,828,269	254,733
	Lennar Corp. Class A	1,631,073	244,449
	Delta Air Lines Inc.	4,427,457	210,039
	Dollar General Corp.	1,508,475	199,466
	eBay Inc.	3,471,728	186,501
	Garmin Ltd.	1,054,733	171,837
	PulteGroup Inc.	1,443,000	158,874
*	Dollar Tree Inc.	1,420,535	151,671
	Genuine Parts Co.	955,627	132,182
	Darden Restaurants Inc.	819,013	123,933
	Omnicom Group Inc.	1,341,971	120,375
	Southwest Airlines Co.	4,104,471	117,429
	Best Buy Co. Inc.	1,329,756	112,085
*	United Airlines Holdings Inc.	2,254,816	109,719
*	Warner Bros Discovery Inc.	13,568,936	100,953
	News Corp. Class A	3,399,218	93,716
*	NVR Inc.	10,218	77,540
*	MGM Resorts International	1,613,163	71,689
	Fox Corp. Class A	1,885,272	64,797
	Lennar Corp. Class B	122,627	17,098
	Fox Corp. Class B	478,907	15,335
	Endeavor Group Holdings Inc. Class A	464,270	12,549
[1]	Sirius XM Holdings Inc.	896,575	2,537
*	Liberty Media Corp.-Liberty SiriusXM Class A	87,188	1,931
[1]	Paramount Global Class A	93,029	1,710
*	Liberty Media Corp.-Liberty SiriusXM	39,583	877
	News Corp. Class B	10	—
			3,040,558
Consumer Staples (8.3%)
	Cencora Inc.	1,148,889	258,845
	Corteva Inc.	4,718,857	254,535
	General Mills Inc.	3,874,427	245,096
	Kenvue Inc.	13,137,778	238,845
	Kroger Co.	4,457,299	222,553
	Archer-Daniels-Midland Co.	3,391,853	205,038
	McCormick & Co. Inc. (Non-Voting)	1,727,311	122,535
	Sysco Corp.	1,709,504	122,042
	Clorox Co.	852,053	116,280
	Tyson Foods Inc. Class A	1,961,924	112,104
	Kellanova	1,877,291	108,282
	Conagra Brands Inc.	3,279,518	93,204
	Hormel Foods Corp.	2,069,174	63,089
	Campbell Soup Co.	1,329,703	60,089
	Walgreens Boots Alliance Inc.	4,730,401	57,214

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	J M Smucker Co.	345,618	37,686
			2,317,437
Energy (4.1%)
	ONEOK Inc.	4,005,112	326,617
	Baker Hughes Co. Class A	6,847,529	240,828
	Williams Cos. Inc.	4,182,304	177,748
	Cheniere Energy Inc.	746,041	130,430
	Kinder Morgan Inc.	6,470,766	128,574
	Halliburton Co.	2,732,977	92,320
	Marathon Oil Corp.	1,931,901	55,388
			1,151,905
Financials (17.2%)
	Arthur J Gallagher & Co.	1,499,602	388,861
	Ameriprise Financial Inc.	681,989	291,339
	Allstate Corp.	1,810,948	289,136
	Prudential Financial Inc.	2,462,984	288,637
*	Arch Capital Group Ltd.	2,447,750	246,954
	Discover Financial Services	1,719,251	224,895
	Hartford Financial Services Group Inc.	2,030,081	204,104
	Willis Towers Watson plc	701,620	183,923
	Nasdaq Inc.	2,967,565	178,825
	T. Rowe Price Group Inc.	1,531,897	176,643
	M&T Bank Corp.	1,144,775	173,273
	Fifth Third Bancorp	4,694,662	171,308
	American International Group Inc.	2,275,732	168,950
	Raymond James Financial Inc.	1,280,435	158,275
	State Street Corp.	1,962,787	145,246
	Huntington Bancshares Inc.	9,942,755	131,046
	Cincinnati Financial Corp.	1,073,907	126,828
	Principal Financial Group Inc.	1,607,688	126,123
	Regions Financial Corp.	6,282,924	125,910
	Cboe Global Markets Inc.	721,635	122,721
	Everest Group Ltd.	298,084	113,576
	Northern Trust Corp.	1,333,244	111,966
	Citizens Financial Group Inc.	2,962,443	106,737
	W R Berkley Corp.	1,316,090	103,418
	Loews Corp.	1,292,733	96,619
	KeyCorp	6,464,805	91,865
	Fidelity National Financial Inc.	1,780,595	87,997
*	Markel Group Inc.	42,376	66,770
	Corebridge Financial Inc.	1,669,045	48,603
	Franklin Resources Inc.	2,159,661	48,268
*	Rocket Cos. Inc. Class A	450,267	6,169
			4,804,985
Health Care (6.8%)
*	Centene Corp.	3,669,847	243,311
	GE HealthCare Technologies Inc.	2,975,360	231,840
*	Biogen Inc.	998,945	231,575
	Cardinal Health Inc.	1,671,614	164,353
	Zimmer Biomet Holdings Inc.	1,411,700	153,212
*	Hologic Inc.	1,602,242	118,966
	Labcorp Holdings Inc.	578,285	117,687
	Baxter International Inc.	3,495,699	116,931
	Quest Diagnostics Inc.	762,174	104,326
*	Avantor Inc.	4,661,220	98,818
	Revvity Inc.	846,517	88,766
	Viatris Inc.	8,163,097	86,774
	STERIS plc	339,431	74,519
	Royalty Pharma plc Class A	2,629,922	69,351
			1,900,429
Industrials (20.6%)
	Carrier Global Corp.	5,873,270	370,486
	PACCAR Inc.	3,596,513	370,225
	United Rentals Inc.	456,856	295,463
	L3Harris Technologies Inc.	1,301,556	292,303
	Fidelity National Information Services Inc.	3,816,259	287,593
	Ferguson plc	1,385,366	268,276
	Otis Worldwide Corp.	2,774,979	267,120

Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	Cummins Inc.	938,466	259,889
	Dow Inc.	4,825,471	255,991
	DuPont de Nemours Inc.	2,581,587	207,792
	PPG Industries Inc.	1,615,026	203,316
	Westinghouse Air Brake Technologies Corp.	1,210,764	191,361
	Fortive Corp.	2,415,716	179,005
	Dover Corp.	943,292	170,217
	Global Payments Inc.	1,750,551	169,278
*	Keysight Technologies Inc.	1,197,626	163,775
*	GE Vernova Inc.	940,281	161,268
	Johnson Controls International plc	2,311,398	153,639
	Synchrony Financial	2,752,888	129,909
	Ball Corp.	2,129,245	127,797
	Ingersoll Rand Inc.	1,384,241	125,744
	Expeditors International of Washington Inc.	969,316	120,961
	Jacobs Solutions Inc.	859,389	120,065
	Packaging Corp. of America	616,360	112,523
	Textron Inc.	1,308,520	112,350
*	Zebra Technologies Corp. Class A	352,727	108,968
	Rockwell Automation Inc.	390,998	107,634
	Masco Corp.	1,511,983	100,804
	Snap-on Inc.	361,737	94,554
	Stanley Black & Decker Inc.	1,054,528	84,246
	Hubbell Inc. Class B	184,172	67,311
	TransUnion	665,645	49,364
*	Trimble Inc.	837,765	46,848
			5,776,075
Real Estate (8.3%)
	Digital Realty Trust Inc.	2,215,678	336,894
	VICI Properties Inc. Class A	7,157,537	204,992
	AvalonBay Communities Inc.	976,041	201,933
*	CBRE Group Inc. Class A	2,104,793	187,558
	Iron Mountain Inc.	2,011,303	180,253
	Equity Residential	2,470,260	171,288
	Simon Property Group Inc.	1,061,901	161,197
	Ventas Inc.	2,776,577	142,327
	Weyerhaeuser Co.	5,007,093	142,151
	Alexandria Real Estate Equities Inc.	1,199,252	140,277
	Essex Property Trust Inc.	440,649	119,945
	Mid-America Apartment Communities Inc.	800,682	114,185
	WP Carey Inc.	1,500,713	82,614
	Healthpeak Properties Inc.	2,411,896	47,273
	UDR Inc.	1,130,207	46,508
	Host Hotels & Resorts Inc.	2,413,996	43,404
			2,322,799
Technology (6.7%)
	Cognizant Technology Solutions Corp. Class A	3,411,660	231,993
	HP Inc.	6,378,770	223,385
	CDW Corp.	922,366	206,462
	Corning Inc.	5,289,959	205,515
	Hewlett Packard Enterprise Co.	8,917,730	188,788
	NetApp Inc.	1,416,479	182,442
*	Western Digital Corp.	2,240,064	169,730
	Skyworks Solutions Inc.	1,100,930	117,337
	Gen Digital Inc.	3,651,744	91,221
	SS&C Technologies Holdings Inc.	1,443,704	90,477
	Leidos Holdings Inc.	464,568	67,771
*	Zoom Video Communications Inc. Class A	813,685	48,162
*	Akamai Technologies Inc.	522,555	47,072
			1,870,355
Utilities (11.8%)
	PG&E Corp.	17,942,693	313,279
	Public Service Enterprise Group Inc.	3,422,245	252,219
	Exelon Corp.	6,857,691	237,345
	Consolidated Edison Inc.	2,367,451	211,698
	Xcel Energy Inc.	3,811,417	203,568
	Edison International	2,634,646	189,194
	American Water Works Co. Inc.	1,336,609	172,636

Mid-Cap Value Index Fund
	Shares	Market Value• ($000)
WEC Energy Group Inc.	2,166,812	170,008
Entergy Corp.	1,463,593	156,604
FirstEnergy Corp.	3,752,913	143,624
DTE Energy Co.	1,277,645	141,831
PPL Corp.	5,059,557	139,897
Eversource Energy	2,404,999	136,388
CenterPoint Energy Inc.	4,391,220	136,040
Ameren Corp.	1,828,377	130,016
CMS Energy Corp.	2,050,099	122,042
Vistra Corp.	1,191,984	102,487
Dominion Energy Inc.	2,052,416	100,568
Alliant Energy Corp.	1,759,973	89,583
NiSource Inc.	1,538,815	44,333
AES Corp.	2,435,600	42,794
Evergy Inc.	747,364	39,588
Avangrid Inc.	529,750	18,822
		3,294,564
Total Common Stocks (Cost $21,112,375)		27,911,414
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3] Vanguard Market Liquidity Fund, 5.380% (Cost $146,037)	1,460,610	146,046
Total Investments (100.2%) (Cost $21,258,412)		28,057,460
Other Assets and Liabilities—Net (-0.2%)		(56,642)
Net Assets (100%)		28,000,818
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,577,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,707,000 was received for securities on loan, of which $2,637,000 is held in Vanguard Market Liquidity Fund and $70,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	33	9,111	20
E-mini S&P Mid-Cap 400 Index	September 2024	72	21,298	152
				172

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Dominion Energy Inc.	1/31/25	CITNA	44,214	(5.330)	—	(3,651)
Warner Bros Discovery Inc.	1/31/25	CITNA	12,690	(5.330)	—	(1,279)
					—	(4,930)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $21,112,375)	27,911,414
Affiliated Issuers (Cost $146,037)	146,046
Total Investments in Securities	28,057,460
Investment in Vanguard	844
Cash	473
Cash Collateral Pledged—Futures Contracts	1,480
Cash Collateral Pledged—Over-the-Counter Swap Contracts	4,570
Receivables for Investment Securities Sold	49
Receivables for Accrued Income	41,660
Receivables for Capital Shares Issued	6,078
Total Assets	28,112,614
Liabilities
Payables for Investment Securities Purchased	265
Collateral for Securities on Loan	2,707
Payables for Capital Shares Redeemed	9,288
Payables for Distributions	93,773
Payables to Vanguard	817
Variation Margin Payable—Futures Contracts	16
Unrealized Depreciation—Over-the-Counter Swap Contracts	4,930
Total Liabilities	111,796
Net Assets	28,000,818
1 Includes $2,577,000 of securities on loan.
At June 30, 2024, net assets consisted of:

Paid-in Capital	25,401,104
Total Distributable Earnings (Loss)	2,599,714
Net Assets	28,000,818

Investor Shares—Net Assets
Applicable to 620,588 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,771
Net Asset Value Per Share—Investor Shares	$59.25

ETF Shares—Net Assets
Applicable to 106,172,978 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,976,374
Net Asset Value Per Share—ETF Shares	$150.47

Admiral Shares—Net Assets
Applicable to 153,783,617 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,987,673
Net Asset Value Per Share—Admiral Shares	$77.95
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends	286,339
Interest[1]	1,464
Securities Lending—Net	3,322
Total Income	291,125
Expenses
The Vanguard Group—Note B
Investment Advisory Services	277
Management and Administrative—Investor Shares	33
Management and Administrative—ETF Shares	4,655
Management and Administrative—Admiral Shares	3,657
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	405
Marketing and Distribution—Admiral Shares	313
Custodian Fees	41
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	362
Shareholders’ Reports—Admiral Shares	94
Trustees’ Fees and Expenses	8
Other Expenses	7
Total Expenses	9,853
Net Investment Income	281,272
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	924,643
Futures Contracts	905
Swap Contracts	3,941
Realized Net Gain (Loss)	929,489
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	136,133
Futures Contracts	317
Swap Contracts	(4,862)
Change in Unrealized Appreciation (Depreciation)	131,588
Net Increase (Decrease) in Net Assets Resulting from Operations	1,342,349
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,408,000, $3,000, and ($7,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $1,068,779,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	281,272	655,158
Realized Net Gain (Loss)	929,489	587,717
Change in Unrealized Appreciation (Depreciation)	131,588	1,331,916
Net Increase (Decrease) in Net Assets Resulting from Operations	1,342,349	2,574,791
Distributions
Investor Shares	(373)	(921)
ETF Shares	(172,093)	(379,681)
Admiral Shares	(129,216)	(277,948)
Total Distributions	(301,682)	(658,550)
Capital Share Transactions
Investor Shares	(3,935)	(7,800)
ETF Shares	(933,860)	(785,146)
Admiral Shares	(433,688)	(570,787)
Net Increase (Decrease) from Capital Share Transactions	(1,371,483)	(1,363,733)
Total Increase (Decrease)	(330,816)	552,508
Net Assets
Beginning of Period	28,331,634	27,779,126
End of Period	28,000,818	28,331,634
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$57.07	$53.27	$59.16	$46.83	$46.96	$37.50
Investment Operations
Net Investment Income[1]	.547	1.202	1.129	1.006	1.048[2]	.808
Net Realized and Unrealized Gain (Loss) on Investments	2.232	3.830	(5.876)	12.311	(.122)	9.566
Total from Investment Operations	2.779	5.032	(4.747)	13.317	.926	10.374
Distributions
Dividends from Net Investment Income	(.599)	(1.232)	(1.143)	(.987)	(1.056)	(.914)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.599)	(1.232)	(1.143)	(.987)	(1.056)	(.914)
Net Asset Value, End of Period	$59.25	$57.07	$53.27	$59.16	$46.83	$46.96
Total Return[3]	4.86%	9.62%	-8.00%	28.59%	2.43%	27.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37	$39	$45	$57	$43	$52
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%[4]	0.19%[4]	0.19%	0.19%	0.19%
Ratio of Net Investment Income to Average Net Assets	1.97%	2.24%	2.05%	1.83%	2.58%[2]	1.90%
Portfolio Turnover Rate[5]	11%	22%	18%	17%	39%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.142 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$144.93	$135.28	$150.26	$118.93	$119.27	$95.22
Investment Operations
Net Investment Income[1]	1.488	3.249	3.091	2.744	2.781[2]	2.497
Net Realized and Unrealized Gain (Loss) on Investments	5.668	9.695	(14.996)	31.258	(.310)	23.996
Total from Investment Operations	7.156	12.944	(11.905)	34.002	2.471	26.493
Distributions
Dividends from Net Investment Income	(1.616)	(3.294)	(3.075)	(2.672)	(2.811)	(2.443)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.616)	(3.294)	(3.075)	(2.672)	(2.811)	(2.443)
Net Asset Value, End of Period	$150.47	$144.93	$135.28	$150.26	$118.93	$119.27
Total Return	4.94%	9.77%	-7.88%	28.74%	2.50%	27.98%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,976	$16,320	$15,995	$16,086	$11,061	$10,339
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.10%	2.38%	2.22%	1.96%	2.69%[2]	2.26%
Portfolio Turnover Rate[4]	11%	22%	18%	17%	39%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.362 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$75.08	$70.08	$77.84	$61.61	$61.79	$49.33
Investment Operations
Net Investment Income[1]	.770	1.677	1.586	1.413	1.438[2]	1.303
Net Realized and Unrealized Gain (Loss) on Investments	2.937	5.030	(7.753)	16.201	(.162)	12.422
Total from Investment Operations	3.707	6.707	(6.167)	17.614	1.276	13.725
Distributions
Dividends from Net Investment Income	(.837)	(1.707)	(1.593)	(1.384)	(1.456)	(1.265)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.837)	(1.707)	(1.593)	(1.384)	(1.456)	(1.265)
Net Asset Value, End of Period	$77.95	$75.08	$70.08	$77.84	$61.61	$61.79
Total Return[3]	4.93%	9.76%	-7.90%	28.76%	2.54%	27.99%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,988	$11,972	$11,740	$13,218	$10,092	$11,148
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[4]	0.07%[4]	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.10%	2.37%	2.19%	1.95%	2.69%[2]	2.28%
Portfolio Turnover Rate[5]	11%	22%	18%	17%	39%	17%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $.187 and 0.35%, respectively, resulting from a special dividend from NortonLifeLock Inc. in February 2020.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund
Notes to Financial Statements
Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Mid-Cap Value Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $844,000, representing less than 0.01% of the fund’s net assets and 0.34% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Mid-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	27,911,414	—	—	27,911,414
Temporary Cash Investments	146,046	—	—	146,046
Total	28,057,460	—	—	28,057,460

Derivative Financial Instruments
Assets
Futures Contracts[1]	172	—	—	172
Liabilities
Swap Contracts	—	4,930	—	4,930
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	21,277,369
Gross Unrealized Appreciation	7,539,289
Gross Unrealized Depreciation	(763,956)
Net Unrealized Appreciation (Depreciation)	6,775,333
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $5,089,380,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2024, the fund purchased $3,043,800,000 of investment securities and sold $3,501,167,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $1,894,470,000 and $2,819,793,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $459,736,000 and sales were $814,148,000, resulting in net realized loss of $95,374,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Mid-Cap Value Index Fund
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,877	32	4,382	82
Issued in Lieu of Cash Distributions	373	6	921	17
Redeemed	(6,185)	(106)	(13,103)	(245)
Net Increase (Decrease)—Investor Shares	(3,935)	(68)	(7,800)	(146)
ETF Shares
Issued	1,919,256	12,712	3,747,400	27,552
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,853,116)	(19,150)	(4,532,546)	(33,175)
Net Increase (Decrease)—ETF Shares	(933,860)	(6,438)	(785,146)	(5,623)
Admiral Shares
Issued	786,153	10,191	1,601,367	22,657
Issued in Lieu of Cash Distributions	116,325	1,481	246,708	3,514
Redeemed	(1,336,166)	(17,349)	(2,418,862)	(34,228)
Net Increase (Decrease)—Admiral Shares	(433,688)	(5,677)	(570,787)	(8,057)
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q982 082024

Financial Statements
For the six-months ended June 30, 2024
Vanguard Total Stock Market Index Fund

Contents
Financial Statements	1

Total Stock Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.7%)
	Linde plc	15,182,344	6,662,164
	Freeport-McMoRan Inc.	45,422,256	2,207,522
	Ecolab Inc.	8,123,847	1,933,476
	Air Products and Chemicals Inc.	7,028,375	1,813,672
	Newmont Corp.	36,487,706	1,527,740
	Nucor Corp.	7,573,869	1,197,277
	Fastenal Co.	18,070,912	1,135,576
	LyondellBasell Industries NV Class A	8,249,009	789,100
	International Flavors & Fragrances Inc.	8,093,120	770,546
	Steel Dynamics Inc.	4,710,751	610,042
	Avery Dennison Corp.	2,542,528	555,924
	Reliance Inc.	1,808,909	516,624
	International Paper Co.	10,972,374	473,458
	Celanese Corp. Class A	3,456,877	466,298
	CF Industries Holdings Inc.	5,782,924	428,630
	Eastman Chemical Co.	3,711,137	363,580
[1]	Albemarle Corp.	3,693,225	352,777
	Mosaic Co.	10,213,791	295,179
	Royal Gold Inc.	2,080,565	260,404
*	RBC Bearings Inc.	918,705	247,848
	United States Steel Corp.	6,352,744	240,134
*	Cleveland-Cliffs Inc.	15,062,014	231,804
	FMC Corp.	3,923,572	225,802
	Alcoa Corp.	5,643,658	224,505
	UFP Industries Inc.	1,845,076	206,649
	Commercial Metals Co.	3,679,217	202,320
	Mueller Industries Inc.	3,406,495	193,966
	Element Solutions Inc.	6,910,655	187,417
	Olin Corp.	3,808,320	179,562
	Westlake Corp.	1,226,406	177,608
*	Valvoline Inc.	4,094,394	176,878
	Hexcel Corp.	2,607,375	162,831
	Carpenter Technology Corp.	1,480,941	162,282
	Cabot Corp.	1,761,530	161,867
	Timken Co.	2,014,184	161,397
	Balchem Corp.	1,017,664	156,669
	Boise Cascade Co.	1,247,643	148,744
	Ashland Inc.	1,519,875	143,613
	Avient Corp.	2,879,001	125,668
	Huntsman Corp.	5,179,053	117,927
	NewMarket Corp.	227,071	117,071
*	Arcadium Lithium plc	33,783,980	113,514
	Chemours Co.	4,708,713	106,276
	Sensient Technologies Corp.	1,318,766	97,839
	Innospec Inc.	790,396	97,685
	Hecla Mining Co.	18,930,109	91,811
	Scotts Miracle-Gro Co.	1,361,029	88,549
	Minerals Technologies Inc.	1,025,843	85,309
	Sylvamo Corp.	1,116,324	76,580
*,1	Uranium Energy Corp.	12,389,061	74,458
	Quaker Chemical Corp.	427,451	72,538
	Materion Corp.	650,889	70,381
*	Coeur Mining Inc.	11,024,192	61,956
	Tronox Holdings plc	3,714,036	58,273
	Stepan Co.	672,011	56,422
	Hawkins Inc.	588,824	53,583
*	Ingevity Corp.	1,188,497	51,949
*,1	MP Materials Corp.	4,034,408	51,358
	Kaiser Aluminum Corp.	478,482	42,059
	Worthington Steel Inc.	1,134,843	37,858
1

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	US Silica Holdings Inc.	2,297,394	35,495
*,1	Energy Fuels Inc.	4,875,124	29,543
*	Ecovyst Inc.	3,257,389	29,219
	Mativ Holdings Inc.	1,635,362	27,736
*	Century Aluminum Co.	1,587,526	26,591
*	Metallus Inc.	1,301,536	26,382
*	Clearwater Paper Corp.	486,842	23,597
	Koppers Holdings Inc.	612,658	22,662
	Haynes International Inc.	362,188	21,260
	AdvanSix Inc.	807,634	18,511
	Ryerson Holding Corp.	911,504	17,774
	Compass Minerals International Inc.	1,350,886	13,955
*	LSB Industries Inc.	1,636,473	13,386
	Olympic Steel Inc.	290,854	13,039
	Radius Recycling Inc.	818,553	12,499
*,1	Ur-Energy Inc.	8,269,253	11,577
	Omega Flex Inc.	217,420	11,149
*	Rayonier Advanced Materials Inc.	2,024,729	11,015
*	Northwest Pipe Co.	298,954	10,156
*	Intrepid Potash Inc.	352,625	8,262
*,1	LanzaTech Global Inc.	4,315,514	7,984
	American Vanguard Corp.	853,039	7,336
*	Universal Stainless & Alloy Products Inc.	256,344	7,019
*	GrafTech International Ltd.	7,143,691	6,929
*,1	Piedmont Lithium Inc.	587,142	5,860
*	Dakota Gold Corp.	2,051,704	5,232
	Northern Technologies International Corp.	303,498	5,026
*	NN Inc.	1,560,348	4,681
*,1	Contango ORE Inc.	234,189	4,232
	Eastern Co.	163,461	4,163
	FutureFuel Corp.	778,344	3,993
*	Tredegar Corp.	806,119	3,861
*	Alto Ingredients Inc.	2,440,141	3,526
*,1	Idaho Strategic Resources Inc.	316,425	3,120
	Friedman Industries Inc.	206,582	3,119
*,1	ASP Isotopes Inc.	999,643	3,059
*,1	Origin Materials Inc.	3,376,460	3,043
*	Unifi Inc.	487,932	2,874
*	Ascent Industries Co.	270,803	2,643
*,1	American Battery Technology Co.	1,701,367	2,127
*	Perma-Pipe International Holdings Inc.	215,853	1,921
*,1	Glatfelter Corp.	1,346,195	1,871
*,1	NioCorp Developments Ltd.	936,050	1,619
*	Culp Inc.	342,414	1,534
*	Gold Resource Corp.	3,809,091	1,423
*,1	Hycroft Mining Holding Corp. Class A	460,846	1,106
*,1	US Gold Corp.	184,531	954
*	United States Antimony Corp.	2,524,776	849
*	CPS Technologies Corp.	412,694	702
*	Westwater Resources Inc.	1,414,240	681
	United-Guardian Inc.	75,085	671
*	Paramount Gold Nevada Corp.	1,223,263	489
	Flexible Solutions International Inc.	277,169	485
	Chicago Rivet & Machine Co.	28,369	420
*	Comstock Inc.	2,159,157	354
*	Ampco-Pittsburgh Corp.	436,953	336
*,1	5E Advanced Materials Inc.	244,413	296
*	TechPrecision Corp.	4,847	17
			28,190,312
Consumer Discretionary (13.7%)
*	Amazon.com Inc.	295,905,033	57,183,648
*	Tesla Inc.	85,657,437	16,949,894
	Costco Wholesale Corp.	14,012,783	11,910,725
	Home Depot Inc.	31,318,898	10,781,217
	Walmart Inc.	140,013,810	9,480,335
*	Netflix Inc.	13,616,174	9,189,284
	McDonald's Corp.	22,762,975	5,800,917
	Walt Disney Co.	57,600,062	5,719,110
*	Uber Technologies Inc.	62,731,377	4,559,316
2

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Booking Holdings Inc.	1,071,388	4,244,304
	Lowe's Cos. Inc.	17,999,412	3,968,150
	TJX Cos. Inc.	35,780,609	3,939,445
	NIKE Inc. Class B	38,269,064	2,884,339
	Starbucks Corp.	35,739,009	2,782,282
*	Chipotle Mexican Grill Inc. Class A	43,364,802	2,716,805
	Target Corp.	14,585,736	2,159,272
*	O'Reilly Automotive Inc.	1,860,149	1,964,429
*	Airbnb Inc. Class A	12,555,892	1,903,850
	Marriott International Inc. Class A	7,211,218	1,743,456
	Hilton Worldwide Holdings Inc.	7,887,647	1,721,085
	General Motors Co.	35,973,689	1,671,338
*	AutoZone Inc.	545,668	1,617,415
	Ford Motor Co.	124,057,892	1,555,686
	Ross Stores Inc.	10,582,866	1,537,902
*	Copart Inc.	27,380,618	1,482,934
*	Trade Desk Inc. Class A	14,061,354	1,373,372
	DR Horton Inc.	9,365,370	1,319,862
	Yum! Brands Inc.	8,895,032	1,178,236
	Electronic Arts Inc.	8,433,612	1,175,055
*	Royal Caribbean Cruises Ltd.	6,921,428	1,103,483
*	Lululemon Athletica Inc.	3,634,262	1,085,554
	Lennar Corp. Class A	7,038,399	1,054,845
	Delta Air Lines Inc.	20,372,759	966,484
	Tractor Supply Co.	3,413,654	921,687
	Dollar General Corp.	6,966,558	921,188
	eBay Inc.	16,028,119	861,031
*	Take-Two Interactive Software Inc.	5,151,968	801,080
	Garmin Ltd.	4,842,061	788,869
*	Deckers Outdoor Corp.	805,068	779,266
	Estee Lauder Cos. Inc. Class A	6,977,391	742,394
	PulteGroup Inc.	6,665,356	733,856
*	NVR Inc.	93,824	711,989
*	Dollar Tree Inc.	6,522,908	696,451
	Genuine Parts Co.	4,417,734	611,061
*	Aptiv plc	8,604,387	605,921
*	Carnival Corp.	32,040,510	599,798
*	ROBLOX Corp. Class A	15,918,905	592,342
*	Ulta Beauty Inc.	1,509,108	582,320
	Williams-Sonoma Inc.	2,038,220	575,532
	Darden Restaurants Inc.	3,773,562	571,015
	Domino's Pizza Inc.	1,101,572	568,775
	Omnicom Group Inc.	6,181,471	554,478
	Southwest Airlines Co.	18,808,445	538,110
*	DraftKings Inc. Class A	13,779,929	525,980
	Las Vegas Sands Corp.	11,764,957	520,599
*	Warner Bros Discovery Inc.	69,921,917	520,219
	Best Buy Co. Inc.	6,142,015	517,710
*	Expedia Group Inc.	4,018,938	506,346
*	United Airlines Holdings Inc.	10,336,574	502,978
*	Burlington Stores Inc.	2,019,049	484,572
*	Live Nation Entertainment Inc.	5,106,992	478,729
	Rollins Inc.	9,167,240	447,270
	RB Global Inc.	5,824,056	444,725
*	Liberty Media Corp.-Liberty Formula One Class C	6,152,493	441,995
*	Carvana Co. Class A	3,349,162	431,104
	Wingstop Inc.	926,153	391,448
	News Corp. Class A	14,068,215	387,861
	Toll Brothers Inc.	3,281,690	377,985
	Dick's Sporting Goods Inc.	1,747,797	375,514
*	BJ's Wholesale Club Holdings Inc.	4,170,861	366,368
*	CarMax Inc.	4,973,476	364,755
	Texas Roadhouse Inc. Class A	2,104,999	361,449
	Pool Corp.	1,156,426	355,404
*	elf Beauty Inc.	1,668,760	351,641
	LKQ Corp.	8,408,118	349,694
	Interpublic Group of Cos. Inc.	11,846,831	344,624
*,1	Rivian Automotive Inc. Class A	25,164,955	337,714
*	MGM Resorts International	7,443,876	330,806
*,1	Floor & Decor Holdings Inc. Class A	3,208,703	318,977
3

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Service Corp. International	4,385,410	311,934
	Tapestry Inc.	7,269,943	311,081
*	Light & Wonder Inc.	2,844,496	298,331
	Churchill Downs Inc.	2,100,330	293,206
*	Skechers USA Inc. Class A	4,151,990	286,986
*	Abercrombie & Fitch Co. Class A	1,612,274	286,727
	Aramark	8,292,470	282,110
	Murphy USA Inc.	589,286	276,646
	Bath & Body Works Inc.	7,035,024	274,718
	Wynn Resorts Ltd.	3,014,320	269,782
*	Crocs Inc.	1,820,567	265,694
	Fox Corp. Class A	7,704,955	264,819
*	Caesars Entertainment Inc.	6,547,541	260,199
*	Norwegian Cruise Line Holdings Ltd.	13,676,409	256,980
	New York Times Co. Class A	4,898,028	250,828
	Tempur Sealy International Inc.	5,232,261	247,695
	Gentex Corp.	7,333,832	247,223
*,1	GameStop Corp. Class A	9,994,396	246,762
	Hasbro Inc.	4,149,215	242,729
	H&R Block Inc.	4,418,185	239,598
	TKO Group Holdings Inc. Class A	2,173,876	234,757
	BorgWarner Inc.	7,223,649	232,890
*	Duolingo Inc. Class A	1,112,737	232,195
*,1	American Airlines Group Inc.	20,489,352	232,144
	Lithia Motors Inc. Class A	864,789	218,316
*	Etsy Inc.	3,668,074	216,343
	Vail Resorts Inc.	1,193,891	215,056
	Hyatt Hotels Corp. Class A	1,367,487	207,749
*	Planet Fitness Inc. Class A	2,798,153	205,916
	Lear Corp.	1,771,381	202,309
*	Bright Horizons Family Solutions Inc.	1,834,149	201,903
	Ralph Lauren Corp. Class A	1,149,034	201,150
*	Cava Group Inc.	2,164,105	200,721
*	Ollie's Bargain Outlet Holdings Inc.	1,938,072	190,261
	Wyndham Hotels & Resorts Inc.	2,553,397	188,951
	PVH Corp.	1,781,409	188,598
	U-Haul Holding Co. (XNYS)	3,078,437	184,768
	Gap Inc.	7,608,217	181,760
*	Five Below Inc.	1,663,295	181,249
[1]	Paramount Global Class B	17,335,024	180,111
*	Taylor Morrison Home Corp. Class A	3,212,380	178,094
*	Mattel Inc.	10,920,241	177,563
	Meritage Homes Corp.	1,094,732	177,182
	Whirlpool Corp.	1,716,691	175,446
*	SiteOne Landscape Supply Inc.	1,433,674	174,062
	Macy's Inc.	8,672,815	166,518
*	Alaska Air Group Inc.	4,078,568	164,774
	Nexstar Media Group Inc. Class A	989,668	164,295
*	AutoNation Inc.	1,018,611	162,346
*,1	Wayfair Inc. Class A	2,919,950	153,969
	Lennar Corp. Class B	1,090,413	152,036
	Thor Industries Inc.	1,611,255	150,572
	VF Corp.	10,925,928	147,500
*	Lyft Inc. Class A	10,458,656	147,467
	KB Home	2,045,331	143,541
*	Asbury Automotive Group Inc.	628,072	143,119
*	Grand Canyon Education Inc.	943,363	131,986
	Polaris Inc.	1,678,235	131,423
	Harley-Davidson Inc.	3,784,205	126,922
	Academy Sports & Outdoors Inc.	2,353,521	125,325
*	Boot Barn Holdings Inc.	956,395	123,308
[1]	Warner Music Group Corp. Class A	4,022,750	123,297
	Group 1 Automotive Inc.	407,283	121,077
*	Dutch Bros Inc. Class A	2,916,021	120,723
*	Capri Holdings Ltd.	3,639,628	120,399
	Signet Jewelers Ltd.	1,338,990	119,947
	Advance Auto Parts Inc.	1,864,616	118,086
	Kontoor Brands Inc.	1,769,127	117,028
	Endeavor Group Holdings Inc. Class A	4,306,412	116,402
	Boyd Gaming Corp.	2,074,343	114,296
4

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	RH	463,307	113,251
*	Coty Inc. Class A	11,183,371	112,057
*	Skyline Champion Corp.	1,645,608	111,490
	American Eagle Outfitters Inc.	5,579,209	111,361
*	Madison Square Garden Sports Corp.	587,291	110,487
*	Liberty Media Corp.-Liberty SiriusXM	4,894,833	108,470
*	Shake Shack Inc. Class A	1,185,361	106,682
*	Tri Pointe Homes Inc.	2,859,156	106,504
	Fox Corp. Class B	3,257,818	104,315
*	YETI Holdings Inc.	2,730,256	104,159
*	Brinker International Inc.	1,404,058	101,640
*	M/I Homes Inc.	829,271	101,287
*	Goodyear Tire & Rubber Co.	8,832,420	100,248
[1]	Choice Hotels International Inc.	834,359	99,289
*	SkyWest Inc.	1,203,571	98,777
*	Chewy Inc. Class A	3,542,906	96,509
	Travel + Leisure Co.	2,126,488	95,649
	Penske Automotive Group Inc.	638,764	95,189
	Wendy's Co.	5,606,788	95,091
	Steven Madden Ltd.	2,235,176	94,548
*	Visteon Corp.	884,582	94,385
*	Hilton Grand Vacations Inc.	2,296,001	92,827
*	Penn Entertainment Inc.	4,745,623	91,852
*	Stride Inc.	1,299,813	91,637
	Marriott Vacations Worldwide Corp.	1,000,786	87,389
	Red Rock Resorts Inc. Class A	1,586,880	87,167
*	Sweetgreen Inc. Class A	2,865,665	86,371
*	Cavco Industries Inc.	246,666	85,388
*	Urban Outfitters Inc.	2,073,603	85,121
	Columbia Sportswear Co.	1,049,060	82,960
*	Frontdoor Inc.	2,389,726	80,749
	LCI Industries	767,676	79,362
*	Adtalem Global Education Inc.	1,161,156	79,202
	Newell Brands Inc.	12,273,091	78,671
*	ACV Auctions Inc. Class A	4,308,415	78,629
*	Dorman Products Inc.	844,078	77,216
	Strategic Education Inc.	689,624	76,314
*,1	Lucid Group Inc.	28,794,568	75,154
	Century Communities Inc.	916,505	74,842
*	Six Flags Entertainment Corp.	2,257,898	74,827
	Foot Locker Inc.	2,988,061	74,462
	Kohl's Corp.	3,234,281	74,356
	Rush Enterprises Inc. Class A	1,768,031	74,027
	TEGNA Inc.	5,292,021	73,771
*	Cinemark Holdings Inc.	3,362,483	72,697
	Laureate Education Inc.	4,826,785	72,112
	Carter's Inc.	1,115,308	69,116
*	Helen of Troy Ltd.	735,648	68,224
	Graham Holdings Co. Class B	97,064	67,901
*	Topgolf Callaway Brands Corp.	4,403,457	67,373
[1]	Nordstrom Inc.	3,099,425	65,770
*	Fox Factory Holding Corp.	1,361,739	65,622
	Inter Parfums Inc.	557,569	64,695
	PriceSmart Inc.	785,033	63,745
	HNI Corp.	1,397,708	62,925
*	Vista Outdoor Inc.	1,634,402	61,535
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,762,485	61,189
*	United Parks & Resorts Inc.	1,125,731	61,138
	MillerKnoll Inc.	2,297,217	60,853
*	JetBlue Airways Corp.	9,963,992	60,681
*	Liberty Media Corp.-Liberty Live Class C	1,560,786	59,731
	Phinia Inc.	1,476,613	58,119
*	OPENLANE Inc.	3,487,466	57,857
*	Sonos Inc.	3,885,194	57,345
*	LGI Homes Inc.	640,111	57,284
	Levi Strauss & Co. Class A	2,951,666	56,908
*	Liberty Media Corp.-Liberty Formula One Class A	863,941	55,491
	Cheesecake Factory Inc.	1,406,229	55,251
*	TripAdvisor Inc.	3,100,362	55,217
	Acushnet Holdings Corp.	865,841	54,964
5

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Green Brick Partners Inc.	953,498	54,578
	Avis Budget Group Inc.	511,113	53,422
	Bloomin' Brands Inc.	2,769,096	53,250
	John Wiley & Sons Inc. Class A	1,303,181	53,039
*	Hanesbrands Inc.	10,330,022	50,927
*,1	QuantumScape Corp. Class A	10,335,161	50,849
	La-Z-Boy Inc.	1,362,269	50,785
*	Atlanta Braves Holdings Inc. Class C	1,286,177	50,727
*	Gentherm Inc.	1,028,394	50,720
	Papa John's International Inc.	1,059,809	49,790
	Upbound Group Inc.	1,607,090	49,338
	Dana Inc.	4,063,066	49,244
	Winnebago Industries Inc.	899,572	48,757
	Oxford Industries Inc.	475,943	47,666
*,1	AMC Entertainment Holdings Inc. Class A	9,426,485	46,944
	Leggett & Platt Inc.	4,059,291	46,519
	News Corp. Class B	1,602,196	45,486
*	Knowles Corp.	2,631,309	45,416
	Worthington Enterprises Inc.	950,763	45,000
*	Central Garden & Pet Co. Class A	1,356,589	44,808
	PROG Holdings Inc.	1,285,998	44,598
*	Victoria's Secret & Co.	2,447,825	43,253
[1]	Dillard's Inc. Class A	97,251	42,828
*	Under Armour Inc. Class A	6,414,682	42,786
*	ODP Corp.	1,069,744	42,009
	Perdoceo Education Corp.	1,954,284	41,861
*	PowerSchool Holdings Inc. Class A	1,865,999	41,780
*	Madison Square Garden Entertainment Corp. Class A	1,187,473	40,647
*	Dave & Buster's Entertainment Inc.	1,018,708	40,555
*	Life Time Group Holdings Inc.	2,135,014	40,202
*	Cars.com Inc.	1,985,184	39,108
*	Arlo Technologies Inc.	2,946,230	38,419
*	Under Armour Inc. Class C	5,591,329	36,511
	Steelcase Inc. Class A	2,784,849	36,092
	Caleres Inc.	1,067,586	35,871
*,1	Peloton Interactive Inc. Class A	10,506,677	35,513
*	Sally Beauty Holdings Inc.	3,245,492	34,824
	Buckle Inc.	933,452	34,482
*	G-III Apparel Group Ltd.	1,267,197	34,303
	Wolverine World Wide Inc.	2,434,183	32,910
	Winmark Corp.	91,278	32,187
*	Sabre Corp.	12,052,124	32,179
	Jack in the Box Inc.	626,857	31,932
*	National Vision Holdings Inc.	2,412,904	31,585
*,1	Sphere Entertainment Co.	884,777	31,020
*	Lions Gate Entertainment Corp. Class B	3,580,516	30,685
	Hibbett Inc.	347,570	30,312
[1]	Cracker Barrel Old Country Store Inc.	713,260	30,071
*	Integral Ad Science Holding Corp.	2,932,917	28,508
	Monarch Casino & Resort Inc.	414,701	28,254
*	Emerald Holding Inc.	4,937,557	28,095
	Arhaus Inc. Class A	1,625,904	27,543
*	Udemy Inc.	3,103,945	26,787
*	QuinStreet Inc.	1,597,643	26,505
	Allegiant Travel Co.	522,127	26,226
*,1	Vizio Holding Corp. Class A	2,392,167	25,835
	Interface Inc. Class A	1,747,872	25,659
*	Beazer Homes USA Inc.	932,884	25,636
*,1	XPEL Inc.	705,238	25,078
*	American Axle & Manufacturing Holdings Inc.	3,581,154	25,032
	Krispy Kreme Inc.	2,309,725	24,853
*	BJ's Restaurants Inc.	691,647	24,000
*	Coursera Inc.	3,314,917	23,735
	Scholastic Corp.	662,829	23,511
	Camping World Holdings Inc. Class A	1,304,130	23,292
*	Sun Country Airlines Holdings Inc.	1,844,249	23,164
*	Lions Gate Entertainment Corp. Class A	2,441,798	23,002
*	Liberty Media Corp.-Liberty Live Class A	610,095	22,885
*	Universal Technical Institute Inc.	1,446,192	22,749
	Matthews International Corp. Class A	907,731	22,739
6

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Sturm Ruger & Co. Inc.	544,821	22,692
*	Driven Brands Holdings Inc.	1,778,510	22,640
	Sonic Automotive Inc. Class A	409,742	22,319
*,1	Leslie's Inc.	5,322,389	22,301
	Monro Inc.	923,697	22,039
*	Malibu Boats Inc. Class A	615,459	21,566
*	Everi Holdings Inc.	2,525,894	21,218
[1]	Sirius XM Holdings Inc.	7,413,554	20,980
*	Figs Inc. Class A	3,916,339	20,874
*,1	Mister Car Wash Inc.	2,914,358	20,750
	Smith & Wesson Brands Inc.	1,435,422	20,584
*	MarineMax Inc.	634,151	20,527
*	Gannett Co. Inc.	4,447,422	20,503
	Golden Entertainment Inc.	652,569	20,301
*	Hovnanian Enterprises Inc. Class A	142,248	20,188
*	Stagwell Inc. Class A	2,942,576	20,068
	Ethan Allen Interiors Inc.	706,698	19,710
*	Viad Corp.	578,888	19,682
*	Hawaiian Holdings Inc.	1,566,240	19,468
	A-Mark Precious Metals Inc.	601,141	19,459
	Shoe Carnival Inc.	523,976	19,329
*	Rush Street Interactive Inc.	1,990,866	19,092
*,1	Beyond Inc.	1,443,893	18,886
*,1	Revolve Group Inc. Class A	1,179,924	18,773
	Dine Brands Global Inc.	509,986	18,461
*	Thryv Holdings Inc.	981,926	17,498
*,1	Luminar Technologies Inc. Class A	11,718,411	17,460
*	Accel Entertainment Inc. Class A	1,667,086	17,104
*	Portillo's Inc. Class A	1,758,869	17,096
[1]	Guess? Inc.	835,307	17,040
*	Dream Finders Homes Inc. Class A	659,762	17,035
*,1	U-Haul Holding Co.	271,612	16,767
*,1	First Watch Restaurant Group Inc.	940,156	16,509
*	Instructure Holdings Inc.	686,927	16,081
*	Daily Journal Corp.	40,449	15,956
*	Liquidity Services Inc.	796,281	15,910
*	Central Garden & Pet Co.	398,968	15,360
	Standard Motor Products Inc.	543,724	15,077
	Rush Enterprises Inc. Class B	371,826	14,590
*	Clean Energy Fuels Corp.	5,401,471	14,422
*	Chuy's Holdings Inc.	547,171	14,183
*	PlayAGS Inc.	1,218,411	14,012
*	Clear Channel Outdoor Holdings Inc.	9,872,509	13,920
*	Corsair Gaming Inc.	1,234,417	13,628
[1]	Sinclair Inc.	1,019,753	13,593
	Gray Television Inc.	2,574,762	13,389
*	Stoneridge Inc.	824,834	13,164
*,1	Hertz Global Holdings Inc.	3,572,196	12,610
*	Denny's Corp.	1,743,651	12,380
	Global Industrial Co.	386,000	12,105
[1]	Spirit Airlines Inc.	3,290,999	12,045
*	Stitch Fix Inc. Class A	2,819,632	11,701
	Movado Group Inc.	469,555	11,673
*	Eastman Kodak Co.	2,128,139	11,449
	Carriage Services Inc. Class A	425,057	11,409
*	Lindblad Expeditions Holdings Inc.	1,178,920	11,377
	RCI Hospitality Holdings Inc.	260,699	11,356
	Arko Corp.	1,801,796	11,297
*	Xponential Fitness Inc. Class A	714,517	11,146
*	Kura Sushi USA Inc. Class A	173,725	10,960
	Haverty Furniture Cos. Inc.	432,749	10,944
*	Bally's Corp.	891,094	10,666
*	Boston Omaha Corp. Class A	789,973	10,633
*	American Public Education Inc.	581,601	10,225
*	America's Car-Mart Inc.	168,604	10,152
[1]	Build-A-Bear Workshop Inc.	399,564	10,097
*	Lovesac Co.	439,573	9,926
*	Chegg Inc.	3,118,650	9,855
*	MasterCraft Boat Holdings Inc.	519,891	9,816
*	Zumiez Inc.	499,789	9,736
7

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	Bowlero Corp. Class A	665,920	9,649
*	European Wax Center Inc. Class A	962,555	9,558
*,1	OneWater Marine Inc. Class A	344,004	9,484
*	National CineMedia Inc.	2,136,699	9,380
*	Lincoln Educational Services Corp.	789,512	9,364
*	Cardlytics Inc.	1,134,961	9,318
*	Genesco Inc.	356,443	9,218
*,1	AMC Networks Inc. Class A	952,255	9,199
*,1	Savers Value Village Inc.	741,537	9,076
	Aaron's Co. Inc.	905,525	9,037
*	El Pollo Loco Holdings Inc.	792,945	8,968
*,1	Funko Inc. Class A	916,200	8,942
[1]	Designer Brands Inc. Class A	1,301,813	8,891
*	Petco Health & Wellness Co. Inc. Class A	2,348,479	8,877
	Rocky Brands Inc.	237,571	8,781
*,1	Atlanta Braves Holdings Inc. Class A	210,977	8,720
*,1	Wheels Up Experience Inc.	4,462,681	8,434
	Marcus Corp.	735,658	8,364
	Superior Group of Cos. Inc.	436,143	8,247
*,1	RealReal Inc.	2,456,704	7,837
*	1-800-Flowers.com Inc. Class A	820,497	7,811
	J. Jill Inc.	222,353	7,776
*	EW Scripps Co. Class A	2,302,705	7,230
*,1	Frontier Group Holdings Inc.	1,461,712	7,206
*,1	iRobot Corp.	763,743	6,958
*	Smith Douglas Homes Corp. Class A	297,310	6,951
*,1	Cricut Inc. Class A	1,131,099	6,775
*	Qurate Retail Inc. Class A	10,701,126	6,742
*	Outbrain Inc.	1,346,128	6,704
*	Potbelly Corp.	832,674	6,686
*	Turtle Beach Corp.	465,570	6,676
*	Legacy Housing Corp.	288,263	6,613
*,1	BARK Inc.	3,615,241	6,544
*	Cooper-Standard Holdings Inc.	514,169	6,396
	Lakeland Industries Inc.	278,388	6,386
*	Sleep Number Corp.	666,153	6,375
	Weyco Group Inc.	208,993	6,337
*	Holley Inc.	1,717,446	6,148
	Clarus Corp.	899,792	6,056
*,1	Citi Trends Inc.	283,485	6,027
*	Destination XL Group Inc.	1,647,809	5,998
	Hooker Furnishings Corp.	411,372	5,957
*,1	Blink Charging Co.	2,145,164	5,878
*	GoPro Inc. Class A	4,011,242	5,696
*	Tile Shop Holdings Inc.	771,927	5,349
*	Playstudios Inc.	2,561,453	5,302
*	Full House Resorts Inc.	1,033,257	5,166
*	Lands' End Inc.	371,486	5,049
*	Vera Bradley Inc.	804,643	5,037
	Hamilton Beach Brands Holding Co. Class A	290,580	4,995
	Johnson Outdoors Inc. Class A	142,367	4,980
*,1	SES AI Corp.	3,884,660	4,856
*,1	AMMO Inc.	2,806,875	4,716
*	Landsea Homes Corp.	510,629	4,693
*	Kewaunee Scientific Corp.	96,393	4,550
	Bassett Furniture Industries Inc.	318,860	4,531
[1]	Virco Manufacturing Corp.	322,246	4,492
*	Tilly's Inc. Class A	738,888	4,455
	Flexsteel Industries Inc.	141,934	4,408
*	Universal Electronics Inc.	378,720	4,401
*	American Outdoor Brands Inc.	479,165	4,312
*	Angi Inc. Class A	2,206,396	4,236
[1]	Escalade Inc.	306,815	4,231
*	ONE Group Hospitality Inc.	946,750	4,024
*	JAKKS Pacific Inc.	220,775	3,954
*	ThredUp Inc. Class A	2,309,003	3,925
	Townsquare Media Inc. Class A	352,814	3,867
	Nathan's Famous Inc.	56,645	3,839
	Entravision Communications Corp. Class A	1,854,105	3,764
*,1	Red Robin Gourmet Burgers Inc.	492,940	3,732
8

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	ContextLogic Inc. Class A	647,237	3,696
*	Motorcar Parts of America Inc.	588,822	3,633
*	Strattec Security Corp.	145,120	3,628
*	iHeartMedia Inc. Class A	3,277,349	3,572
	Lifetime Brands Inc.	412,426	3,543
*	Biglari Holdings Inc. Class B	18,317	3,542
*	LiveOne Inc.	2,168,361	3,404
	Acme United Corp.	95,934	3,364
*	Latham Group Inc.	1,061,196	3,215
*,1	Traeger Inc.	1,319,878	3,168
*,1	Mondee Holdings Inc. Class A	1,309,000	3,142
[1]	Cato Corp. Class A	552,767	3,062
*,1	Century Casinos Inc.	1,084,503	3,004
*,1	Nerdy Inc.	1,774,133	2,963
	Marine Products Corp.	290,676	2,936
	Canterbury Park Holding Corp.	133,795	2,922
*	Superior Industries International Inc.	883,561	2,872
*,1	WW International Inc.	2,400,773	2,809
*,1	Sportsman's Warehouse Holdings Inc.	1,116,772	2,691
*,1	Canoo Inc.	1,226,549	2,613
*,1	Vuzix Corp.	1,888,919	2,550
*,1	Noodles & Co. Class A	1,557,750	2,461
*,1	Fossil Group Inc.	1,471,211	2,119
	Saga Communications Inc. Class A	134,076	2,112
*,1	Mesa Air Group Inc.	1,208,445	2,066
*	Solo Brands Inc. Class A	893,926	2,038
[1]	Big 5 Sporting Goods Corp.	687,266	2,034
*	Gaia Inc. Class A	447,999	1,976
*	Travelzoo	249,980	1,897
*	Lee Enterprises Inc.	167,206	1,858
*,1	Tupperware Brands Corp.	1,306,065	1,828
*,1	Duluth Holdings Inc. Class B	488,310	1,802
*	Biglari Holdings Inc. Class A	1,924	1,756
*	CarParts.com Inc.	1,730,090	1,730
*,1	Purple Innovation Inc. Class A	1,645,889	1,712
*,1	RumbleON Inc. Class B	413,813	1,697
	Crown Crafts Inc.	322,459	1,686
*	LL Flooring Holdings Inc.	1,140,348	1,631
	CompX International Inc.	64,007	1,579
*	Harte Hanks Inc.	194,041	1,576
*	Spruce Power Holding Corp.	429,600	1,568
*,1	Big Lots Inc.	897,161	1,552
*,1	Allbirds Inc. Class A	3,079,918	1,540
*,1	Envela Corp.	323,754	1,454
*,1	Sonder Holdings Inc.	304,152	1,408
*,1	Urban One Inc.	872,038	1,308
*,1	Lulu's Fashion Lounge Holdings Inc.	692,559	1,281
*,1	Children's Place Inc.	154,476	1,257
*,1	VOXX International Corp. Class A	389,401	1,231
*	GEN Restaurant Group Inc. Class A	130,100	1,179
*,1	Grove Collaborative Holdings	654,497	1,158
*,1	Rent the Runway Inc. Class A	64,661	1,136
	CuriosityStream Inc.	986,623	1,125
*,1	Surf Air Mobility Inc.	2,894,155	1,113
*,1	Vacasa Inc. Class A	211,888	1,032
	NL Industries Inc.	171,000	1,031
*	Marchex Inc. Class B	668,193	1,029
*	Live Ventures Inc.	45,160	1,025
*,1	Red Cat Holdings Inc.	849,136	977
*,1	Kartoon Studios Inc.	940,003	968
[1]	FAT Brands Inc. Class A	179,269	920
*,1	Ondas Holdings Inc.	1,557,776	904
*	Good Times Restaurants Inc.	350,945	888
*,1	Cumulus Media Inc. Class A	422,698	862
*	Brilliant Earth Group Inc. Class A	381,195	846
*	SPAR Group Inc.	329,700	795
	Ark Restaurants Corp.	58,667	763
*	Reading International Inc. Class A	508,467	722
*,1	Kirkland's Inc.	436,447	711
*,1	Koss Corp.	150,699	671
9

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Fluent Inc.	185,048	668
*,1	Envirotech Vehicles Inc.	340,217	650
	DallasNews Corp.	176,590	634
*,1	Mullen Automotive Inc.	241,305	579
*	Container Store Group Inc.	1,055,567	570
*,1	Aterian Inc.	199,372	560
*	FlexShopper Inc.	425,184	544
*,1	Lazydays Holdings Inc.	194,354	494
*	Conn's Inc.	411,902	455
*	Allied Gaming & Entertainment Inc.	348,665	443
*,1	2U Inc.	81,525	418
*,2	Luby's Inc.	449,752	400
[1]	Flanigan's Enterprises Inc.	14,768	397
	Jerash Holdings US Inc.	119,768	365
*,1	Cineverse Corp. Class A	328,177	292
*,1	Focus Universal Inc.	1,187,039	285
*,1	Hall of Fame Resort & Entertainment Co.	97,466	281
*,1	GameSquare Holdings Inc.	212,162	255
*	Dolphin Entertainment Inc.	252,290	238
*,1	Sadot Group Inc.	608,212	232
*,1	Inspirato Inc.	61,860	217
*	Beasley Broadcast Group Inc. Class A	314,502	207
*,1	Owlet Inc.	50,037	206
*	Xcel Brands Inc.	342,262	202
*,1	Loop Media Inc.	1,562,500	158
*	Rave Restaurant Group Inc.	68,085	135
*,1	United Homes Group Inc.	21,683	123
*,1	Vince Holding Corp.	85,410	118
*	Stran & Co. Inc.	97,248	109
	FAT Brands Inc. Class B	17,809	84
*	Urban One Inc. Class A	41,162	82
*	Upexi Inc.	221,762	80
*	Charles & Colvard Ltd.	44,542	76
*,2	SRAX Inc.	590,641	41
*,1	Getaround Inc.	216,605	30
*,1	SRM Entertainment Inc.	18,856	24
*	Yunhong Green CTI Ltd.	17,688	22
*	BurgerFi International Inc.	53,569	11
*	Tandy Leather Factory Inc.	1,680	8
*	Twin Vee PowerCats Co.	8,743	5
*	Emerson Radio Corp.	6,500	4
*	Wilhelmina International Inc.	442	2
*,1,2	Empire Resorts Inc.	96,356	—
			227,028,799
Consumer Staples (4.3%)
	Procter & Gamble Co.	74,572,109	12,298,432
	Coca-Cola Co.	122,411,604	7,791,499
	PepsiCo Inc.	43,432,667	7,163,350
	Philip Morris International Inc.	49,116,384	4,976,963
	Mondelez International Inc. Class A	42,381,332	2,773,434
	Colgate-Palmolive Co.	25,855,579	2,509,025
	Altria Group Inc.	54,196,936	2,468,670
	McKesson Corp.	4,110,151	2,400,493
	CVS Health Corp.	39,663,593	2,342,532
	Kimberly-Clark Corp.	10,656,638	1,472,747
	Constellation Brands Inc. Class A	5,195,090	1,336,593
	Cencora Inc.	5,279,783	1,189,535
	Corteva Inc.	21,759,998	1,173,734
*	Monster Beverage Corp.	23,336,177	1,165,642
	Keurig Dr Pepper Inc.	34,285,909	1,145,149
	General Mills Inc.	17,862,312	1,129,970
	Sysco Corp.	15,725,272	1,122,627
	Kenvue Inc.	60,526,189	1,100,366
	Kroger Co.	20,551,446	1,026,134
	Archer-Daniels-Midland Co.	15,631,946	944,951
	Hershey Co.	4,670,444	858,568
	Kraft Heinz Co.	24,930,557	803,263
	Church & Dwight Co. Inc.	7,708,154	799,181
	McCormick & Co. Inc. (Non-Voting)	7,982,153	566,254
10

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Clorox Co.	3,921,320	535,143
	Tyson Foods Inc. Class A	9,006,831	514,650
	Kellanova	8,627,002	497,605
	Bunge Global SA	4,469,387	477,196
	Casey's General Stores Inc.	1,163,384	443,901
	Conagra Brands Inc.	15,147,270	430,485
	Brown-Forman Corp. Class B	9,579,663	413,746
*	US Foods Holding Corp.	7,795,686	413,015
	Lamb Weston Holdings Inc.	4,555,461	383,023
	J M Smucker Co.	3,206,941	349,685
*	Performance Food Group Co.	4,918,506	325,162
*,1	Celsius Holdings Inc.	5,163,086	294,761
	Hormel Foods Corp.	9,567,902	291,725
	Molson Coors Beverage Co. Class B	5,635,817	286,469
	Campbell Soup Co.	6,152,587	278,035
*	Sprouts Farmers Market Inc.	3,143,769	263,008
	Walgreens Boots Alliance Inc.	21,666,473	262,056
*	BellRing Brands Inc.	4,122,167	235,541
	Ingredion Inc.	2,053,248	235,508
	Albertsons Cos. Inc. Class A	10,902,235	215,319
*	Freshpet Inc.	1,521,144	196,821
*	Darling Ingredients Inc.	5,000,169	183,756
	Coca-Cola Consolidated Inc.	159,263	172,800
*	Post Holdings Inc.	1,538,717	160,273
	Flowers Foods Inc.	6,011,410	133,453
	Lancaster Colony Corp.	612,130	115,674
	Primo Water Corp.	4,802,666	104,986
*	Simply Good Foods Co.	2,816,729	101,768
	WD-40 Co.	427,640	93,927
	Cal-Maine Foods Inc.	1,260,122	77,006
	Spectrum Brands Holdings Inc.	854,508	73,428
[1]	Brown-Forman Corp. Class A	1,651,153	72,865
*	Boston Beer Co. Inc. Class A	224,821	68,582
	Energizer Holdings Inc.	2,241,246	66,206
	Edgewell Personal Care Co.	1,556,830	62,569
*	Grocery Outlet Holding Corp.	2,751,799	60,870
	J & J Snack Foods Corp.	366,737	59,547
*	TreeHouse Foods Inc.	1,511,757	55,391
	Andersons Inc.	1,017,329	50,460
	Reynolds Consumer Products Inc.	1,701,641	47,612
*	Chefs' Warehouse Inc.	1,126,810	44,070
	Vector Group Ltd.	4,158,704	43,958
*	Pilgrim's Pride Corp.	1,116,574	42,977
*	Vital Farms Inc.	903,350	42,250
	National Beverage Corp.	740,634	37,950
	Utz Brands Inc.	2,184,049	36,343
	Universal Corp.	741,662	35,741
*	Vita Coco Co. Inc.	1,250,640	34,830
	MGP Ingredients Inc.	446,218	33,199
	Weis Markets Inc.	509,774	31,999
	WK Kellogg Co.	1,866,012	30,715
*	Herbalife Ltd.	2,953,265	30,684
	Ingles Markets Inc. Class A	446,062	30,604
	Fresh Del Monte Produce Inc.	1,154,316	25,222
	Seaboard Corp.	7,591	23,993
*	United Natural Foods Inc.	1,828,184	23,949
	John B Sanfilippo & Son Inc.	243,834	23,693
*	Hain Celestial Group Inc.	2,895,001	20,004
	B&G Foods Inc.	2,448,201	19,781
	SpartanNash Co.	1,031,437	19,350
	Turning Point Brands Inc.	576,129	18,488
	Nu Skin Enterprises Inc. Class A	1,631,724	17,198
*	USANA Health Sciences Inc.	340,900	15,422
*,1	Westrock Coffee Co.	1,474,555	15,085
	Tootsie Roll Industries Inc.	479,676	14,664
	ACCO Brands Corp.	2,844,367	13,369
*	Mission Produce Inc.	1,352,142	13,359
*,1	Beyond Meat Inc.	1,989,656	13,351
[1]	Limoneira Co.	587,466	12,225
	Calavo Growers Inc.	532,751	12,093
11

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Duckhorn Portfolio Inc.	1,618,803	11,494
	Oil-Dri Corp. of America	162,851	10,437
*	Seneca Foods Corp. Class A	163,001	9,356
	Natural Grocers by Vitamin Cottage Inc.	424,908	9,008
*,1	BRC Inc. Class A	1,452,854	8,906
[1]	Medifast Inc.	356,866	7,787
*	Mama's Creations Inc.	1,057,577	7,128
*,1	Whole Earth Brands Inc.	1,333,855	6,483
*	Nature's Sunshine Products Inc.	396,518	5,976
	Village Super Market Inc. Class A	223,088	5,892
*	LifeMD Inc.	838,528	5,752
*	Honest Co. Inc.	1,957,424	5,716
*,1	Beauty Health Co.	2,698,071	5,180
*	Olaplex Holdings Inc.	3,311,781	5,100
*,1	Cibus Inc. Class A	465,386	4,584
*	GrowGeneration Corp.	1,756,060	3,776
*	HF Foods Group Inc.	1,168,214	3,505
*,1	Veru Inc.	3,889,604	3,272
[1]	PetMed Express Inc.	640,080	2,592
*	Lifeway Foods Inc.	172,782	2,206
*,1	ProPhase Labs Inc.	454,645	1,900
	Lifevantage Corp.	289,613	1,859
	Alico Inc.	71,688	1,857
*	Farmer Bros Co.	511,916	1,372
*,1	PLBY Group Inc.	1,582,683	1,230
	AMCON Distributing Co.	7,756	1,094
*	Natural Alternatives International Inc.	162,521	978
*,1	Barfresh Food Group Inc.	233,784	856
*,1	Benson Hill Inc.	4,124,617	629
*	Willamette Valley Vineyards Inc.	152,433	599
*	Bridgford Foods Corp.	48,702	489
*,1	Zevia PBC Class A	627,442	424
*,1	Local Bounti Corp.	130,217	363
*,1	Urban-Gro Inc.	227,616	303
*	Rocky Mountain Chocolate Factory Inc.	128,662	283
*,1	Real Good Food Co. Inc. Class A	562,143	281
*,1	Splash Beverage Group Inc.	950,644	219
*	Mannatech Inc.	30,953	217
*,1	S&W Seed Co.	558,871	201
*	Vintage Wine Estates Inc.	1,296,027	180
*,1	Maison Solutions Inc. Class A	77,000	102
*	FitLife Brands Inc.	1,877	63
			70,579,354
Energy (3.9%)
	Exxon Mobil Corp.	141,717,410	16,314,508
	Chevron Corp.	55,438,597	8,671,705
	ConocoPhillips	36,940,432	4,225,247
	EOG Resources Inc.	18,150,714	2,284,630
	Schlumberger NV	45,132,635	2,129,358
	Marathon Petroleum Corp.	11,146,503	1,933,695
	Phillips 66	13,386,322	1,889,747
	Williams Cos. Inc.	38,492,312	1,635,923
	Valero Energy Corp.	10,327,646	1,618,962
	ONEOK Inc.	18,443,980	1,504,107
	Hess Corp.	9,257,826	1,365,714
	Occidental Petroleum Corp.	19,620,247	1,236,664
	Cheniere Energy Inc.	6,865,714	1,200,333
	Kinder Morgan Inc.	59,679,664	1,185,835
	Diamondback Energy Inc.	5,624,699	1,126,009
	Baker Hughes Co. Class A	31,583,768	1,110,801
	Devon Energy Corp.	19,970,146	946,585
	Targa Resources Corp.	6,996,283	900,981
	Halliburton Co.	25,071,662	846,921
*	First Solar Inc.	3,220,947	726,195
	Coterra Energy Inc.	22,364,983	596,474
	EQT Corp.	13,926,898	515,017
	Marathon Oil Corp.	17,858,137	511,993
[1]	Texas Pacific Land Corp.	580,593	426,312
*	Enphase Energy Inc.	4,076,998	406,517
12

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Ovintiv Inc.	8,414,046	394,366
	APA Corp.	11,730,984	345,360
	TechnipFMC plc	12,869,602	336,540
[1]	Chesapeake Energy Corp.	3,939,202	323,763
	Chord Energy Corp.	1,869,473	313,473
*	Antero Resources Corp.	9,362,041	305,483
*	Weatherford International plc	2,328,985	285,184
	HF Sinclair Corp.	5,152,124	274,814
	Range Resources Corp.	7,254,106	243,230
	NOV Inc.	12,620,299	239,912
	Permian Resources Corp. Class A	14,751,533	238,237
*	Southwestern Energy Co.	34,926,600	235,056
	Civitas Resources Inc.	3,180,209	219,434
	DT Midstream Inc.	3,066,255	217,796
	Matador Resources Co.	3,554,807	211,867
	ChampionX Corp.	6,033,689	200,379
*	NEXTracker Inc. Class A	4,256,458	199,543
	Murphy Oil Corp.	4,521,042	186,448
	Equitrans Midstream Corp.	13,078,436	169,758
[1]	Noble Corp. plc	3,581,558	159,917
	Antero Midstream Corp.	10,542,096	155,391
	SM Energy Co.	3,588,919	155,149
	PBF Energy Inc. Class A	3,209,082	147,682
*	Valaris Ltd.	1,946,417	145,008
*	Tidewater Inc.	1,515,430	144,284
[1]	Magnolia Oil & Gas Corp. Class A	5,477,151	138,791
	Patterson-UTI Energy Inc.	12,581,775	130,347
	Arcosa Inc.	1,535,849	128,105
*,1	Transocean Ltd.	23,079,250	123,474
	California Resources Corp.	2,203,498	117,270
*	CNX Resources Corp.	4,649,916	112,993
	Cactus Inc. Class A	2,049,169	108,073
	Viper Energy Inc. Class A	2,830,905	106,244
	Northern Oil & Gas Inc.	2,828,848	105,148
	Warrior Met Coal Inc.	1,646,857	103,373
	Helmerich & Payne Inc.	2,848,923	102,960
	Liberty Energy Inc. Class A	4,800,591	100,284
	Alpha Metallurgical Resources Inc.	351,307	98,552
	Archrock Inc.	4,640,911	93,839
	Arch Resources Inc.	552,309	84,078
	Peabody Energy Corp.	3,742,842	82,792
*	Oceaneering International Inc.	3,179,724	75,232
*	CONSOL Energy Inc.	699,678	71,388
[1]	New Fortress Energy Inc.	2,875,106	63,195
*	Gulfport Energy Corp.	402,584	60,790
*	Talos Energy Inc.	4,861,355	59,065
	Sitio Royalties Corp. Class A	2,482,922	58,622
*,1	Plug Power Inc.	23,941,062	55,783
*	Helix Energy Solutions Group Inc.	4,559,303	54,438
	Kinetik Holdings Inc. Class A	1,273,831	52,788
*	Diamond Offshore Drilling Inc.	3,222,811	49,921
	Delek US Holdings Inc.	1,893,132	46,874
*	Array Technologies Inc.	4,491,027	46,078
*	DNOW Inc.	3,343,677	45,909
	World Kinect Corp.	1,772,800	45,738
*	Par Pacific Holdings Inc.	1,718,427	43,390
	Crescent Energy Co. Class A	3,284,814	38,925
[1]	Atlas Energy Solutions Inc. Class A	1,925,242	38,370
*	NextDecade Corp.	4,672,211	37,097
*	Vital Energy Inc.	806,413	36,143
*,1	Fluence Energy Inc.	1,998,845	34,660
*	MRC Global Inc.	2,583,055	33,347
*	Shoals Technologies Group Inc. Class A	5,289,561	33,007
	Select Water Solutions Inc. Class A	3,037,247	32,499
*	Green Plains Inc.	1,894,679	30,050
*	Ameresco Inc. Class A	1,037,782	29,899
	Core Laboratories Inc.	1,455,819	29,539
	CVR Energy Inc.	1,103,020	29,528
[1]	Comstock Resources Inc.	2,646,557	27,471
*	SilverBow Resources Inc.	679,153	25,692
13

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	American Superconductor Corp.	1,080,717	25,278
*	ProPetro Holding Corp.	2,906,681	25,201
	SunCoke Energy Inc.	2,555,571	25,045
*	Bristow Group Inc. Class A	727,592	24,396
*	Nabors Industries Ltd.	334,088	23,774
	Kodiak Gas Services Inc.	831,276	22,661
*	REX American Resources Corp.	489,315	22,308
	VAALCO Energy Inc.	3,348,516	20,995
*	Newpark Resources Inc.	2,452,795	20,383
*	Dril-Quip Inc.	1,074,918	19,993
	RPC Inc.	3,030,558	18,941
*,1	Tellurian Inc.	26,595,797	18,420
*,1	ChargePoint Holdings Inc.	11,681,808	17,640
*	Centrus Energy Corp. Class A	412,064	17,616
	Vitesse Energy Inc.	731,967	17,348
	Granite Ridge Resources Inc.	2,147,631	13,595
*	TETRA Technologies Inc.	3,589,195	12,419
	Berry Corp.	1,920,512	12,407
	SandRidge Energy Inc.	934,875	12,088
	Ramaco Resources Inc. Class A	862,953	10,744
*	SEACOR Marine Holdings Inc.	755,999	10,198
*	Montauk Renewables Inc.	1,766,814	10,071
*,1	FuelCell Energy Inc.	13,616,312	8,698
*	DMC Global Inc.	592,287	8,541
*,1	EVgo Inc. Class A	3,462,752	8,484
	Riley Exploration Permian Inc.	298,145	8,440
*	Matrix Service Co.	817,496	8,118
*	Oil States International Inc.	1,821,953	8,089
	Solaris Oilfield Infrastructure Inc. Class A	936,936	8,039
*	Amplify Energy Corp.	1,168,987	7,926
[1]	HighPeak Energy Inc.	559,143	7,862
*	Natural Gas Services Group Inc.	372,764	7,500
*,1	Solid Power Inc.	3,931,093	6,486
	W&T Offshore Inc.	3,005,663	6,432
*	Ring Energy Inc.	3,694,153	6,243
*,1	TPI Composites Inc.	1,475,560	5,887
*,1	ProFrac Holding Corp. Class A	783,460	5,805
*	Forum Energy Technologies Inc.	342,639	5,777
*,1	Stem Inc.	5,136,419	5,701
*	Hallador Energy Co.	723,136	5,619
*,1	SOW GOOD Inc.	242,400	4,853
	Ranger Energy Services Inc. Class A	458,107	4,819
[1]	Evolution Petroleum Corp.	896,436	4,724
*,1	Gevo Inc.	8,173,453	4,554
*	Geospace Technologies Corp.	461,249	4,142
*,1	SunPower Corp.	1,290,275	3,819
[1]	Epsilon Energy Ltd.	638,076	3,478
	NACCO Industries Inc. Class A	121,254	3,355
*,1	Aemetis Inc.	1,113,686	3,352
	PHX Minerals Inc.	1,009,748	3,292
*	Gulf Island Fabrication Inc.	409,380	2,485
	Energy Services of America Corp.	340,555	2,438
*,1	Flotek Industries Inc.	444,746	2,184
*,1	PrimeEnergy Resources Corp.	19,756	2,101
*,1	KLX Energy Services Holdings Inc.	413,144	2,045
*,1	OPAL Fuels Inc. Class A	490,434	2,006
*,1	Beam Global	424,844	1,959
*	Smart Sand Inc.	860,390	1,815
*	Ideal Power Inc.	231,309	1,633
*	Profire Energy Inc.	1,092,248	1,551
*,1	Empire Petroleum Corp.	297,011	1,533
*,1	American Resources Corp.	2,090,623	1,529
*,1	ESS Tech Inc.	1,855,050	1,517
	Ramaco Resources Inc. Class B	135,153	1,468
*,1	Nine Energy Service Inc.	609,231	1,024
*	Mammoth Energy Services Inc.	308,591	1,012
	Adams Resources & Energy Inc.	31,232	875
*,1	Battalion Oil Corp.	223,426	746
*	PEDEVCO Corp.	768,132	695
*,1	Stabilis Solutions Inc.	169,932	654
14

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Barnwell Industries Inc.	267,900	630
*,1	FTC Solar Inc.	1,613,454	570
*	Superior Drilling Products Inc.	426,357	554
*,1	Enviva Inc.	1,281,702	551
	Mexco Energy Corp.	44,605	505
*,1	Independence Contract Drilling Inc.	287,714	374
*,1	Verde Clean Fuels Inc.	88,500	366
*,1	Houston American Energy Corp.	204,133	263
*,1	Camber Energy Inc.	1,720,790	202
*,1	Ocean Power Technologies Inc.	1,001,472	196
*	NCS Multistage Holdings Inc.	9,276	156
*	US Energy Corp.	133,545	136
*,1	Complete Solaria Inc.	107,225	120
*,1,2	Novusterra Inc.	174,215	—
			64,787,517
Financials (10.5%)
*	Berkshire Hathaway Inc. Class B	55,921,201	22,748,745
	JPMorgan Chase & Co.	90,710,901	18,347,187
	Bank of America Corp.	209,910,224	8,348,130
	Wells Fargo & Co.	110,079,832	6,537,641
	S&P Global Inc.	10,116,512	4,511,964
	Goldman Sachs Group Inc.	9,330,248	4,220,258
	Progressive Corp.	18,496,628	3,841,935
	Morgan Stanley	38,510,592	3,742,844
	Citigroup Inc.	57,216,737	3,630,974
	BlackRock Inc.	4,458,941	3,510,613
	Charles Schwab Corp.	44,922,678	3,310,352
	Marsh & McLennan Cos. Inc.	15,562,060	3,279,237
	Chubb Ltd.	12,819,674	3,270,042
	Blackstone Inc.	22,587,231	2,796,299
	Intercontinental Exchange Inc.	18,115,208	2,479,791
	CME Group Inc.	11,366,583	2,234,670
	KKR & Co. Inc.	21,031,298	2,213,334
	Moody's Corp.	4,898,358	2,061,866
	US Bancorp	49,347,090	1,959,080
	PNC Financial Services Group Inc.	12,560,062	1,952,838
	Aon plc Class A	6,533,408	1,918,078
	Arthur J Gallagher & Co.	6,913,271	1,792,680
	Truist Financial Corp.	42,311,443	1,643,800
	Aflac Inc.	17,974,080	1,605,265
	American International Group Inc.	20,983,443	1,557,811
	Apollo Global Management Inc.	12,585,345	1,485,952
	Travelers Cos. Inc.	7,234,013	1,470,964
	Bank of New York Mellon Corp.	23,661,914	1,417,112
	MetLife Inc.	19,045,314	1,336,791
	Ameriprise Financial Inc.	3,128,957	1,336,659
*	Coinbase Global Inc. Class A	5,997,400	1,332,802
	Allstate Corp.	8,337,054	1,331,094
	Prudential Financial Inc.	11,334,450	1,328,284
	MSCI Inc. Class A	2,380,626	1,146,867
*	Arch Capital Group Ltd.	11,265,356	1,136,562
	Discover Financial Services	7,898,573	1,033,212
	Hartford Financial Services Group Inc.	9,306,745	935,700
	Willis Towers Watson plc	3,233,377	847,597
	Nasdaq Inc.	13,621,463	820,829
	T. Rowe Price Group Inc.	7,032,323	810,897
	M&T Bank Corp.	5,266,324	797,111
	Fifth Third Bancorp	21,566,869	786,975
	Ares Management Corp. Class A	5,751,056	766,501
	Broadridge Financial Solutions Inc.	3,737,958	736,378
	Raymond James Financial Inc.	5,881,102	726,963
	State Street Corp.	9,063,980	670,735
	LPL Financial Holdings Inc.	2,353,299	657,276
*	Berkshire Hathaway Inc. Class A	1,065	652,037
	Brown & Brown Inc.	7,211,424	644,773
*	Markel Group Inc.	389,667	613,983
	Huntington Bancshares Inc.	45,835,202	604,108
	Cincinnati Financial Corp.	4,962,353	586,054
	Principal Financial Group Inc.	7,409,534	581,278
15

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Regions Financial Corp.	28,848,942	578,133
	First Citizens BancShares Inc. Class A	341,253	574,537
	Cboe Global Markets Inc.	3,328,241	566,001
	Everest Group Ltd.	1,372,236	522,849
	Northern Trust Corp.	6,168,110	517,998
	FactSet Research Systems Inc.	1,204,266	491,666
	Citizens Financial Group Inc.	13,587,643	489,563
	W R Berkley Corp.	6,027,054	473,606
*	Robinhood Markets Inc. Class A	20,305,307	461,134
	Loews Corp.	5,922,421	442,642
	Reinsurance Group of America Inc.	2,071,525	425,222
	KeyCorp	29,664,429	421,532
	Equitable Holdings Inc.	10,273,795	419,787
	Fidelity National Financial Inc.	8,171,822	403,851
	Interactive Brokers Group Inc. Class A	3,203,196	392,712
	Tradeweb Markets Inc. Class A	3,650,679	386,972
	RenaissanceRe Holdings Ltd.	1,663,739	371,862
	Ally Financial Inc.	8,646,049	342,989
	East West Bancorp Inc.	4,370,391	320,044
	Annaly Capital Management Inc.	15,881,000	302,692
	Carlyle Group Inc.	7,436,766	298,586
	Erie Indemnity Co. Class A	804,722	291,631
	Blue Owl Capital Inc. Class A	15,810,569	280,638
	American Financial Group Inc.	2,239,261	275,474
	Assurant Inc.	1,640,110	272,668
	First Horizon Corp.	17,155,049	270,535
	Kinsale Capital Group Inc.	696,754	268,445
	Unum Group	5,128,991	262,143
	Stifel Financial Corp.	3,096,700	260,587
	Morningstar Inc.	876,755	259,388
	Primerica Inc.	1,087,853	257,364
	Globe Life Inc.	2,945,197	242,331
	SEI Investments Co.	3,708,520	239,904
	MarketAxess Holdings Inc.	1,190,976	238,826
	Old Republic International Corp.	7,685,366	237,478
	Webster Financial Corp.	5,446,244	237,402
	Jefferies Financial Group Inc.	4,684,281	233,090
	Evercore Inc. Class A	1,100,667	229,412
	Houlihan Lokey Inc. Class A	1,675,309	225,932
	Voya Financial Inc.	3,171,385	225,644
	Corebridge Financial Inc.	7,683,605	223,747
	Franklin Resources Inc.	9,869,588	220,585
[1]	AGNC Investment Corp.	22,709,075	216,645
	Comerica Inc.	4,187,320	213,721
	Western Alliance Bancorp	3,339,175	209,767
	Commerce Bancshares Inc.	3,666,905	204,540
	Popular Inc.	2,279,357	201,564
*,1	SoFi Technologies Inc.	30,374,552	200,776
	Zions Bancorp NA	4,610,346	199,951
	Invesco Ltd.	13,236,762	198,022
	Wintrust Financial Corp.	1,974,680	194,624
	RLI Corp.	1,369,599	192,689
	Cullen/Frost Bankers Inc.	1,826,038	185,580
	Pinnacle Financial Partners Inc.	2,313,327	185,159
	OneMain Holdings Inc.	3,798,984	184,213
	SouthState Corp.	2,393,154	182,885
	Starwood Property Trust Inc.	9,589,628	181,628
	MGIC Investment Corp.	8,420,743	181,467
	Selective Insurance Group Inc.	1,921,299	180,276
	Essent Group Ltd.	3,180,183	178,695
	Synovus Financial Corp.	4,417,290	177,531
	Prosperity Bancshares Inc.	2,895,701	177,043
	Jackson Financial Inc. Class A	2,370,420	176,027
	Ryan Specialty Holdings Inc. Class A	3,023,894	175,114
	Old National Bancorp	10,031,474	172,441
	Axis Capital Holdings Ltd.	2,423,765	171,239
	Lincoln National Corp.	5,434,148	169,002
	Rithm Capital Corp.	15,323,961	167,184
	First American Financial Corp.	3,072,437	165,758
	Cadence Bank	5,790,960	163,768
16

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Marathon Digital Holdings Inc.	8,209,722	162,963
*	Mr Cooper Group Inc.	1,918,860	155,869
	Affiliated Managers Group Inc.	995,370	155,507
	FNB Corp.	11,279,053	154,297
	Hamilton Lane Inc. Class A	1,213,600	149,977
	Radian Group Inc.	4,803,393	149,386
	Bank OZK	3,577,297	146,669
	SLM Corp.	6,970,064	144,908
	White Mountains Insurance Group Ltd.	77,389	140,651
	United Bankshares Inc.	4,260,576	138,213
	Home BancShares Inc.	5,673,897	135,947
	Janus Henderson Group plc	4,011,995	135,244
	Glacier Bancorp Inc.	3,617,185	134,993
	Columbia Banking System Inc.	6,712,617	133,514
	Hancock Whitney Corp.	2,735,545	130,841
	Lazard Inc. Class A	3,381,079	129,090
	Moelis & Co. Class A	2,248,962	127,876
	FirstCash Holdings Inc.	1,218,955	127,844
	Hanover Insurance Group Inc.	1,016,352	127,491
	Assured Guaranty Ltd.	1,621,879	125,128
	Piper Sandler Cos.	538,793	124,014
*	Enstar Group Ltd.	382,811	117,025
	Kemper Corp.	1,961,028	116,348
	First Financial Bankshares Inc.	3,903,631	115,274
	Ameris Bancorp	2,109,842	106,231
	UMB Financial Corp.	1,230,011	102,608
	TPG Inc. Class A	2,455,609	101,785
	International Bancshares Corp.	1,769,935	101,258
	Walker & Dunlop Inc.	1,001,133	98,311
	ServisFirst Bancshares Inc.	1,544,860	97,620
[1]	BGC Group Inc. Class A	11,730,412	97,362
	Valley National Bancorp	13,844,661	96,636
	United Community Banks Inc.	3,791,944	96,543
	Fulton Financial Corp.	5,635,064	95,683
	Associated Banc-Corp	4,495,197	95,073
	Atlantic Union Bankshares Corp.	2,830,678	92,988
*	Clearwater Analytics Holdings Inc. Class A	4,997,789	92,559
[1]	Blackstone Mortgage Trust Inc. Class A	5,266,747	91,747
	First Bancorp	5,012,760	91,683
	WSFS Financial Corp.	1,949,915	91,646
*	Oscar Health Inc. Class A	5,758,216	91,095
	CNO Financial Group Inc.	3,255,416	90,240
*	Axos Financial Inc.	1,538,040	87,899
*	Texas Capital Bancshares Inc.	1,433,839	87,665
*	Brighthouse Financial Inc.	1,999,442	86,656
	StepStone Group Inc. Class A	1,876,092	86,094
	Federated Hermes Inc. Class B	2,604,790	85,646
*	Genworth Financial Inc. Class A	14,121,745	85,295
	Artisan Partners Asset Management Inc. Class A	2,053,424	84,745
*	NMI Holdings Inc. Class A	2,474,875	84,245
	First Hawaiian Inc.	4,052,028	84,120
	Cathay General Bancorp	2,189,581	82,591
*	Credit Acceptance Corp.	154,655	79,598
	Community Financial System Inc.	1,677,460	79,193
	First Interstate BancSystem Inc. Class A	2,789,999	77,478
[1]	New York Community Bancorp Inc.	23,687,518	76,274
[1]	Arbor Realty Trust Inc.	5,306,930	76,154
	PennyMac Financial Services Inc.	798,807	75,567
*,1	Riot Platforms Inc.	8,255,935	75,459
	PJT Partners Inc. Class A	698,421	75,367
	WaFd Inc.	2,610,720	74,614
[1]	Bank of Hawaii Corp.	1,257,737	71,955
*	Baldwin Insurance Group Inc. Class A	2,020,107	71,653
	CVB Financial Corp.	4,154,997	71,632
	BankUnited Inc.	2,403,052	70,337
	Victory Capital Holdings Inc. Class A	1,472,749	70,294
	Eastern Bankshares Inc.	4,985,617	69,699
	Pacific Premier Bancorp Inc.	3,007,137	69,074
	BOK Financial Corp.	737,041	67,542
	Independent Bank Corp.	1,321,043	67,003
17

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Simmons First National Corp. Class A	3,742,281	65,789
	Park National Corp.	461,684	65,716
	Cohen & Steers Inc.	894,514	64,906
*	StoneX Group Inc.	841,681	63,387
	Seacoast Banking Corp. of Florida	2,670,727	63,136
	First Financial Bancorp	2,836,420	63,025
	First Merchants Corp.	1,870,696	62,275
	Virtu Financial Inc. Class A	2,713,586	60,920
*	Palomar Holdings Inc.	732,615	59,452
*	Rocket Cos. Inc. Class A	4,272,227	58,530
	Towne Bank	2,140,651	58,376
*	Triumph Financial Inc.	706,653	57,769
*	Bancorp Inc.	1,529,537	57,755
	OFG Bancorp	1,520,340	56,937
	Provident Financial Services Inc.	3,896,708	55,918
	Banc of California Inc.	4,370,379	55,853
*,1	Upstart Holdings Inc.	2,362,736	55,737
	NBT Bancorp Inc.	1,413,021	54,543
	Stewart Information Services Corp.	858,936	53,323
	Banner Corp.	1,072,745	53,251
	Trustmark Corp.	1,722,798	51,753
	Renasant Corp.	1,684,995	51,460
	BancFirst Corp.	581,016	50,955
	Independent Bank Group Inc.	1,104,381	50,271
	WesBanco Inc.	1,792,590	50,031
[1]	Heartland Financial USA Inc.	1,110,731	49,372
	Federal Agricultural Mortgage Corp. Class C	272,838	49,335
	Virtus Investment Partners Inc.	217,084	49,028
*	Enova International Inc.	780,056	48,559
	Pathward Financial Inc.	840,736	47,560
	City Holding Co.	440,272	46,779
	Lakeland Financial Corp.	755,458	46,476
	Mercury General Corp.	868,469	46,150
	Northwest Bancshares Inc.	3,980,325	45,973
	Two Harbors Investment Corp.	3,479,530	45,965
	Stock Yards Bancorp Inc.	923,723	45,881
	National Bank Holdings Corp. Class A	1,174,521	45,865
	Enterprise Financial Services Corp.	1,112,840	45,526
	Hilltop Holdings Inc.	1,440,579	45,061
	WisdomTree Inc.	4,454,958	44,149
	FB Financial Corp.	1,126,912	43,983
	First Commonwealth Financial Corp.	3,167,971	43,750
	Apollo Commercial Real Estate Finance Inc.	4,441,821	43,485
	Horace Mann Educators Corp.	1,310,992	42,765
*	Customers Bancorp Inc.	867,433	41,619
[1]	Ready Capital Corp.	5,075,028	41,514
	Compass Diversified Holdings	1,866,416	40,856
	First Busey Corp.	1,667,813	40,378
	Ladder Capital Corp. Class A	3,569,812	40,303
	First Bancorp (XNGS)	1,249,038	39,869
*	Goosehead Insurance Inc. Class A	686,966	39,459
	Westamerica Bancorp	800,840	38,865
*	Skyward Specialty Insurance Group Inc.	1,071,210	38,756
	S&T Bancorp Inc.	1,148,550	38,350
	Hope Bancorp Inc.	3,516,223	37,764
	Navient Corp.	2,533,338	36,885
	PennyMac Mortgage Investment Trust	2,678,741	36,833
	Live Oak Bancshares Inc.	1,042,846	36,562
	Employers Holdings Inc.	852,788	36,354
*	SiriusPoint Ltd.	2,951,113	36,004
	National Western Life Group Inc. Class A	68,666	34,123
	TriCo Bancshares	861,733	34,099
	Safety Insurance Group Inc.	450,486	33,800
	Veritex Holdings Inc.	1,594,745	33,633
[1]	Ellington Financial Inc.	2,754,091	33,269
	MFA Financial Inc.	3,121,677	33,215
[1]	Cannae Holdings Inc.	1,825,829	33,121
	Nicolet Bankshares Inc.	394,388	32,750
	Safehold Inc.	1,694,209	32,681
	Chimera Investment Corp.	2,525,576	32,327
18

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Sandy Spring Bancorp Inc.	1,318,920	32,129
	Peoples Bancorp Inc.	1,060,394	31,812
	Stellar Bancorp Inc.	1,377,994	31,639
	Franklin BSP Realty Trust Inc.	2,476,476	31,204
	QCR Holdings Inc.	519,067	31,144
	Enact Holdings Inc.	990,254	30,361
	German American Bancorp Inc.	841,855	29,760
	Claros Mortgage Trust Inc.	3,709,125	29,747
	Berkshire Hills Bancorp Inc.	1,303,300	29,715
	Preferred Bank	389,893	29,433
*,1	Trupanion Inc.	1,000,295	29,409
*	Encore Capital Group Inc.	700,812	29,245
	Origin Bancorp Inc.	914,505	29,008
[1]	ARMOUR Residential REIT Inc.	1,476,815	28,621
	OceanFirst Financial Corp.	1,782,600	28,326
	Dynex Capital Inc.	2,362,558	28,209
*,1	Lemonade Inc.	1,699,041	28,034
*	LendingClub Corp.	3,249,094	27,487
	AMERISAFE Inc.	615,090	26,996
	Redwood Trust Inc.	3,983,844	25,855
	HCI Group Inc.	278,749	25,692
	Nelnet Inc. Class A	254,083	25,627
	Southside Bancshares Inc.	913,177	25,213
	Merchants Bancorp	577,101	23,396
*	PRA Group Inc.	1,172,626	23,054
	ConnectOne Bancorp Inc.	1,216,281	22,976
	Bank First Corp.	277,704	22,936
	First Bancshares Inc.	876,030	22,759
	Community Trust Bancorp Inc.	517,368	22,588
*	AssetMark Financial Holdings Inc.	653,359	22,574
	Dime Community Bancshares Inc.	1,102,842	22,498
	Brightsphere Investment Group Inc.	994,321	22,044
	First Mid Bancshares Inc.	670,097	22,033
	Premier Financial Corp.	1,074,086	21,976
	TFS Financial Corp.	1,733,946	21,882
	BrightSpire Capital Inc. Class A	3,815,617	21,749
	Capitol Federal Financial Inc.	3,959,210	21,736
	Amerant Bancorp Inc. Class A	952,796	21,628
	Brookline Bancorp Inc.	2,567,822	21,441
	F&G Annuities & Life Inc.	553,396	21,057
[1]	UWM Holdings Corp. Class A	2,981,335	20,661
	Old Second Bancorp Inc.	1,369,237	20,278
*	NB Bancorp Inc.	1,325,100	19,983
	Heritage Financial Corp.	1,104,101	19,907
*	ProAssurance Corp.	1,602,791	19,586
	Univest Financial Corp.	849,446	19,393
	Amalgamated Financial Corp.	688,686	18,870
	Burke & Herbert Financial Services Corp.	368,324	18,777
	Byline Bancorp Inc.	778,856	18,490
	Mercantile Bank Corp.	445,880	18,089
*	Ambac Financial Group Inc.	1,388,584	17,802
	Tompkins Financial Corp.	352,924	17,258
	Great Southern Bancorp Inc.	308,616	17,162
*	EZCORP Inc. Class A	1,626,754	17,032
	Central Pacific Financial Corp.	802,269	17,008
	Eagle Bancorp Inc.	899,145	16,994
*	CrossFirst Bankshares Inc.	1,204,317	16,885
*	Open Lending Corp.	2,975,078	16,601
	Business First Bancshares Inc.	760,359	16,545
	New York Mortgage Trust Inc.	2,830,234	16,529
	TPG RE Finance Trust Inc.	1,908,665	16,491
[1]	Invesco Mortgage Capital Inc.	1,753,119	16,427
	HomeTrust Bancshares Inc.	539,973	16,215
	Independent Bank Corp. (Michigan)	600,268	16,207
	TrustCo Bank Corp.	555,962	15,995
	Hanmi Financial Corp.	955,767	15,980
	First Community Bankshares Inc.	431,141	15,883
	Equity Bancshares Inc. Class A	444,259	15,638
	Universal Insurance Holdings Inc.	828,058	15,534
	HarborOne Bancorp Inc.	1,387,342	15,441
19

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Cambridge Bancorp	222,555	15,356
	Heritage Commerce Corp.	1,714,761	14,918
[1]	Orchid Island Capital Inc.	1,770,661	14,767
	Metrocity Bankshares Inc.	559,065	14,759
	Midland States Bancorp Inc.	645,763	14,627
*	LendingTree Inc.	348,147	14,479
	Horizon Bancorp Inc.	1,163,062	14,387
	Washington Trust Bancorp Inc.	524,455	14,375
*	Coastal Financial Corp.	308,893	14,252
	Macatawa Bank Corp.	974,898	14,234
	Camden National Corp.	428,072	14,126
	GCM Grosvenor Inc. Class A	1,439,205	14,047
*	Metropolitan Bank Holding Corp.	331,479	13,952
	Southern Missouri Bancorp Inc.	307,036	13,820
	Republic Bancorp Inc. Class A	254,168	13,626
	KKR Real Estate Finance Trust Inc.	1,497,967	13,557
*	Columbia Financial Inc.	873,503	13,076
	Farmers National Banc Corp.	1,018,527	12,721
	CNB Financial Corp.	619,546	12,645
	Northeast Bank	206,775	12,584
	Diamond Hill Investment Group Inc.	87,653	12,337
	First Financial Corp.	332,965	12,280
	Northfield Bancorp Inc.	1,281,890	12,152
	1st Source Corp.	226,482	12,144
*,1	Hagerty Inc. Class A	1,164,623	12,112
	P10 Inc. Class A	1,401,705	11,886
*,1	Root Inc. Class A	230,292	11,885
	Community West Bancshares	636,730	11,780
	Bar Harbor Bankshares	434,797	11,687
*	World Acceptance Corp.	94,357	11,661
	Arrow Financial Corp.	447,007	11,645
	Oppenheimer Holdings Inc. Class A	242,424	11,615
	Peapack-Gladstone Financial Corp.	503,609	11,407
	Flushing Financial Corp.	865,639	11,383
	Capital City Bank Group Inc.	397,796	11,313
*	Selectquote Inc.	4,071,903	11,238
	Five Star Bancorp	457,809	10,827
*	Carter Bankshares Inc.	713,080	10,782
	Tiptree Inc. Class A	652,748	10,764
	Shore Bancshares Inc.	937,014	10,729
[1]	NewtekOne Inc.	849,108	10,673
	First Foundation Inc.	1,625,444	10,647
	Kearny Financial Corp.	1,729,141	10,634
	SmartFinancial Inc.	445,740	10,551
	Alerus Financial Corp.	537,985	10,550
[1]	B. Riley Financial Inc.	595,811	10,510
	Northrim Bancorp Inc.	177,170	10,212
*	Greenlight Capital Re Ltd. Class A	777,685	10,188
	United Fire Group Inc.	472,575	10,156
	Esquire Financial Holdings Inc.	207,042	9,855
	First Bank	772,053	9,836
	Sierra Bancorp	419,887	9,397
[1]	Hingham Institution For Savings	50,831	9,093
	ACNB Corp.	245,821	8,916
	Financial Institutions Inc.	459,281	8,873
*,1	Oklo Inc. Class A	1,046,800	8,866
	Peoples Financial Services Corp.	194,049	8,837
	Mid Penn Bancorp Inc.	399,128	8,761
	Home Bancorp Inc.	215,630	8,627
	FS Bancorp Inc.	235,928	8,600
	BayCom Corp.	416,128	8,468
*	Hippo Holdings Inc.	491,353	8,446
	RBB Bancorp	447,375	8,415
	Unity Bancorp Inc.	283,055	8,370
	James River Group Holdings Ltd.	1,068,650	8,261
	Farmers & Merchants Bancorp Inc.	354,362	8,228
	First Business Financial Services Inc.	222,306	8,223
	Waterstone Financial Inc.	623,020	7,968
	South Plains Financial Inc.	294,573	7,953
	Guaranty Bancshares Inc.	250,824	7,911
20

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	Orrstown Financial Services Inc.	288,558	7,895
	Codorus Valley Bancorp Inc.	327,738	7,879
*	Third Coast Bancshares Inc.	367,701	7,821
	Citizens & Northern Corp.	436,083	7,802
	Civista Bancshares Inc.	498,664	7,724
	First Bancorp Inc.	310,329	7,712
	MBIA Inc.	1,384,207	7,599
	West Bancorp Inc.	423,785	7,586
	Donegal Group Inc. Class A	587,248	7,564
*	Blue Foundry Bancorp	828,434	7,514
	Chicago Atlantic Real Estate Finance Inc.	485,214	7,453
	Primis Financial Corp.	708,048	7,420
	Bank of Marin Bancorp	456,571	7,392
	MidWestOne Financial Group Inc.	326,594	7,345
[1]	Greene County Bancorp Inc.	210,697	7,103
	Regional Management Corp.	245,340	7,051
*	Southern First Bancshares Inc.	241,081	7,049
	Investors Title Co.	38,891	7,005
*	Bridgewater Bancshares Inc.	598,659	6,950
*	American Coastal Insurance Corp.	656,100	6,922
	First of Long Island Corp.	677,874	6,792
	Colony Bankcorp Inc.	552,479	6,768
	First Internet Bancorp	248,309	6,709
	Northeast Community Bancorp Inc.	372,398	6,636
	Timberland Bancorp Inc.	243,086	6,585
	PCB Bancorp	402,063	6,546
	Enterprise Bancorp Inc.	262,211	6,524
*,1	Dave Inc.	214,331	6,494
	MVB Financial Corp.	344,893	6,429
[1]	Virginia National Bankshares Corp.	196,011	6,429
	HomeStreet Inc.	562,428	6,412
	Citizens Financial Services Inc.	142,125	6,387
	Princeton Bancorp Inc.	191,916	6,352
	HBT Financial Inc.	306,003	6,249
	Ames National Corp.	304,490	6,239
	John Marshall Bancorp Inc.	356,641	6,220
[1]	Angel Oak Mortgage REIT Inc.	472,824	6,194
	Red River Bancshares Inc.	128,295	6,157
	Seven Hills Realty Trust	483,509	6,131
	Plumas Bancorp	169,162	6,086
	ChoiceOne Financial Services Inc.	210,998	6,045
	Orange County Bancorp Inc.	114,152	6,036
[1]	Fidelity D&D Bancorp Inc.	137,500	6,023
[1]	Oak Valley Bancorp	240,221	5,998
	Crawford & Co. Class B	747,804	5,990
[1]	Norwood Financial Corp.	233,548	5,927
[1]	AFC Gamma Inc.	482,535	5,887
	AG Mortgage Investment Trust Inc.	875,202	5,811
	NexPoint Diversified Real Estate Trust	1,050,812	5,811
[1]	Middlefield Banc Corp.	238,900	5,746
	Chemung Financial Corp.	119,162	5,720
	Southern States Bancshares Inc.	209,590	5,688
*	Ponce Financial Group Inc.	621,347	5,679
*	FVCBankcorp Inc.	515,672	5,631
	Capital Bancorp Inc.	272,637	5,589
	Parke Bancorp Inc.	320,016	5,568
*	NI Holdings Inc.	362,047	5,539
*	Sterling Bancorp Inc.	1,048,885	5,486
	National Bankshares Inc.	192,646	5,448
[1]	Medallion Financial Corp.	699,890	5,375
*,1	AlTi Global Inc.	997,300	5,196
	Silvercrest Asset Management Group Inc. Class A	330,800	5,157
*	Heritage Insurance Holdings Inc.	725,152	5,134
	Bankwell Financial Group Inc.	201,810	5,120
	Investar Holding Corp.	332,011	5,113
*	California Bancorp	237,783	5,112
	Citizens Community Bancorp Inc.	441,300	5,106
	Peoples Bancorp of North Carolina Inc.	172,508	5,037
*	Pioneer Bancorp Inc.	497,901	4,984
[1]	Richmond Mutual Bancorp Inc.	424,197	4,980
21

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Affinity Bancshares Inc.	231,695	4,912
	First Financial Northwest Inc.	230,464	4,870
[1]	LCNB Corp.	347,818	4,838
*	Provident Bancorp Inc.	471,499	4,805
	BCB Bancorp Inc.	450,678	4,791
[1]	C&F Financial Corp.	99,381	4,790
	Western New England Bancorp Inc.	693,837	4,774
	Granite Point Mortgage Trust Inc.	1,595,075	4,737
*,1	Southern California Bancorp	347,406	4,680
*	Onity Group Inc.	193,496	4,640
[1]	Evans Bancorp Inc.	164,399	4,621
	LINKBANCORP Inc.	753,487	4,611
	Bank7 Corp.	146,279	4,579
*,1	Forge Global Holdings Inc.	3,122,847	4,559
	ESSA Bancorp Inc.	258,071	4,539
[1]	First Community Corp.	255,221	4,403
[1]	Penns Woods Bancorp Inc.	206,478	4,243
[1]	Sachem Capital Corp.	1,621,981	4,201
[1]	MainStreet Bancshares Inc.	235,574	4,177
*	First Western Financial Inc.	241,636	4,108
	OP Bancorp	427,662	4,101
	First United Corp.	199,956	4,083
*	Velocity Financial Inc.	225,900	4,050
	Guild Holdings Co. Class A	273,002	4,038
	Meridian Corp.	367,884	3,870
*	ECB Bancorp Inc.	306,402	3,824
*,1	Citizens Inc. Class A	1,404,593	3,821
	FNCB Bancorp Inc.	548,915	3,705
*,1	eHealth Inc.	817,604	3,704
[1]	William Penn Bancorp	318,150	3,627
	BV Financial Inc.	304,245	3,624
	Hawthorn Bancshares Inc.	182,956	3,623
	BankFinancial Corp.	350,754	3,609
*	Heritage Global Inc.	1,401,176	3,447
	Eagle Bancorp Montana Inc.	257,546	3,418
	Franklin Financial Services Corp.	120,233	3,400
	Ellington Credit Co.	486,682	3,382
	Westwood Holdings Group Inc.	277,674	3,382
	Nexpoint Real Estate Finance Inc.	241,453	3,313
*,1	Security National Financial Corp. Class A	410,012	3,276
*,1	Better Home & Finance Holding Co.	6,922,717	3,178
*	ACRES Commercial Realty Corp.	245,355	3,131
*,1	Consumer Portfolio Services Inc.	316,832	3,105
[1]	Cherry Hill Mortgage Investment Corp.	851,086	3,089
*	Maiden Holdings Ltd.	1,475,921	3,040
	Great Ajax Corp.	821,325	2,932
	First Savings Financial Group Inc.	159,427	2,836
	Finward Bancorp	114,714	2,813
	USCB Financial Holdings Inc.	213,020	2,733
*,3	1895 Bancorp of Wisconsin Inc.	331,179	2,709
	United Security Bancshares	367,754	2,666
*	SR Bancorp Inc.	281,443	2,603
*,1	Kingsway Financial Services Inc.	312,061	2,571
*	Finwise Bancorp	246,228	2,514
	First National Corp.	165,138	2,508
*	Oportun Financial Corp.	861,131	2,497
	First Northwest Bancorp	247,244	2,396
	Lument Finance Trust Inc.	988,070	2,371
*	SWK Holdings Corp.	138,755	2,357
	Riverview Bancorp Inc.	578,163	2,307
[1]	Provident Financial Holdings Inc.	178,916	2,236
[1]	TC Bancshares Inc.	151,263	2,042
*,1	Bakkt Holdings Inc. Class A	107,132	2,027
	Union Bankshares Inc.	92,455	1,986
	OppFi Inc.	543,794	1,843
	Territorial Bancorp Inc.	226,146	1,832
*	NSTS Bancorp Inc.	186,636	1,797
	First Capital Inc.	58,425	1,779
[1]	First Guaranty Bancshares Inc.	195,977	1,764
*,1	Catalyst Bancorp Inc.	151,200	1,751
22

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Summit State Bank	181,477	1,715
*	loanDepot Inc. Class A	1,014,923	1,675
[1]	Associated Capital Group Inc. Class A	48,920	1,664
*	Doma Holdings Inc.	254,037	1,542
*,1	Blue Ridge Bankshares Inc.	525,645	1,372
*	Broadway Financial Corp.	264,266	1,358
	Manhattan Bridge Capital Inc.	262,659	1,350
[1]	Hennessy Advisors Inc.	185,534	1,321
*	First Seacoast Bancorp	143,594	1,298
[1]	Bank of the James Financial Group Inc.	114,189	1,286
*	Kingstone Cos. Inc.	236,667	1,183
*	Great Elm Group Inc.	643,568	1,158
*	Rhinebeck Bancorp Inc.	139,200	1,094
*	GoHealth Inc. Class A	111,517	1,084
	AmeriServ Financial Inc.	458,124	1,035
*,1	CXApp Inc.	508,203	1,027
	US Global Investors Inc. Class A	376,672	983
*	Nicholas Financial Inc.	148,305	974
*	Bogota Financial Corp.	141,415	952
*,1	Central Plains Bancshares Inc.	79,125	800
*,1	PB Bankshares Inc.	51,735	732
*,1	Finance of America Cos. Inc. Class A	1,481,602	730
[1]	Village Bank & Trust Financial Corp.	15,210	700
*,1	OptimumBank Holdings Inc.	159,269	685
	Lake Shore Bancorp Inc.	49,379	618
*	BM Technologies Inc.	261,126	588
*,1	NeuroOne Medical Technologies Corp.	712,451	570
*	Bowhead Specialty Holdings Inc.	20,990	532
*,1	Bitcoin Depot Inc.	291,572	525
*	Daxor Corp.	48,828	465
	MarketWise Inc.	399,134	463
	Crawford & Co. Class A	51,305	443
*	Fundamental Global Inc.	366,807	348
*,1	Siebert Financial Corp.	192,508	335
	Hanover Bancorp Inc.	17,404	287
*	SHF Holdings Inc.	512,546	275
*	Prairie Operating Co.	25,157	273
	Texas Community Bancshares Inc.	9,943	145
*,2	Vericity Inc.	9,041	103
	First US Bancshares Inc.	10,546	98
*	Patriot National Bancorp Inc.	41,964	78
*,1	Beneficient Class A	21,615	48
	Glen Burnie Bancorp	6,195	26
	Atlantic American Corp.	14,413	24
*	Generations Bancorp NY Inc.	1,958	21
*	CaliberCos Inc. Class A	14,419	12
	Federal Agricultural Mortgage Corp. Class A	59	8
*	Mill City Ventures III Ltd.	1,305	4
*	Conifer Holdings Inc.	3,867	3
			173,300,217
Health Care (11.4%)
	Eli Lilly & Co.	27,025,485	24,468,334
	UnitedHealth Group Inc.	29,082,119	14,810,360
	Johnson & Johnson	76,033,669	11,113,081
	Merck & Co. Inc.	80,025,130	9,907,111
	AbbVie Inc.	55,783,533	9,567,992
	Thermo Fisher Scientific Inc.	12,062,890	6,670,778
	Abbott Laboratories	54,975,406	5,712,494
	Amgen Inc.	16,954,729	5,297,505
	Danaher Corp.	21,067,575	5,263,734
	Pfizer Inc.	179,128,720	5,012,022
*	Intuitive Surgical Inc.	11,211,193	4,987,299
	Elevance Health Inc.	7,346,431	3,980,737
*	Vertex Pharmaceuticals Inc.	8,157,169	3,823,428
	Stryker Corp.	10,835,362	3,686,732
*	Boston Scientific Corp.	46,451,358	3,577,219
*	Regeneron Pharmaceuticals Inc.	3,254,785	3,420,877
	Medtronic plc	41,945,830	3,301,556
	Cigna Group	8,973,136	2,966,250
23

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Gilead Sciences Inc.	39,370,517	2,701,211
	Bristol-Myers Squibb Co.	64,145,668	2,663,970
	Zoetis Inc. Class A	12,976,591	2,249,622
	Becton Dickinson & Co.	9,126,400	2,132,931
	HCA Healthcare Inc.	6,210,452	1,995,294
*	Edwards Lifesciences Corp.	18,998,920	1,754,930
*	Dexcom Inc.	12,575,840	1,425,849
	Humana Inc.	3,806,551	1,422,318
*	Moderna Inc.	10,907,853	1,295,308
*	IDEXX Laboratories Inc.	2,611,083	1,272,120
	Agilent Technologies Inc.	9,258,955	1,200,238
*	IQVIA Holdings Inc.	5,479,352	1,158,554
*	Centene Corp.	16,886,892	1,119,601
	GE HealthCare Technologies Inc.	13,736,333	1,070,335
*	Biogen Inc.	4,613,855	1,069,584
*	Alnylam Pharmaceuticals Inc.	4,015,708	975,817
	ResMed Inc.	4,650,472	890,193
*	Veeva Systems Inc. Class A	4,579,700	838,131
	West Pharmaceutical Services Inc.	2,299,650	757,482
	Cardinal Health Inc.	7,679,701	755,068
	Zimmer Biomet Holdings Inc.	6,516,541	707,240
	STERIS plc	3,136,394	688,564
*	Molina Healthcare Inc.	1,867,970	555,347
	Cooper Cos. Inc.	6,286,248	548,789
*	Align Technology Inc.	2,266,349	547,165
*	Hologic Inc.	7,351,128	545,821
	Baxter International Inc.	16,165,494	540,736
	Labcorp Holdings Inc.	2,652,130	539,735
*	Illumina Inc.	5,032,725	525,316
*	BioMarin Pharmaceutical Inc.	6,033,281	496,720
	Quest Diagnostics Inc.	3,501,884	479,338
*	Avantor Inc.	21,426,959	454,252
*	Sarepta Therapeutics Inc.	2,851,347	450,513
*	United Therapeutics Corp.	1,407,271	448,286
*	Insulet Corp.	2,210,839	446,147
*	Neurocrine Biosciences Inc.	3,199,422	440,464
*	Tenet Healthcare Corp.	3,090,444	411,122
	Revvity Inc.	3,877,847	406,631
*	Natera Inc.	3,696,017	400,242
	Viatris Inc.	37,581,465	399,491
	Bio-Techne Corp.	4,949,608	354,639
*	Insmed Inc.	5,090,125	341,038
*	Charles River Laboratories International Inc.	1,637,193	338,211
	Universal Health Services Inc. Class B	1,798,025	332,509
*	Medpace Holdings Inc.	788,738	324,842
	Royalty Pharma plc Class A	12,177,433	321,119
*	Incyte Corp.	5,287,416	320,523
	Teleflex Inc.	1,497,511	314,971
*	Catalent Inc.	5,408,133	304,099
	Encompass Health Corp.	3,171,963	272,123
*	Henry Schein Inc.	4,056,010	259,990
	Chemed Corp.	474,551	257,482
*	Exact Sciences Corp.	5,877,655	248,331
*	Globus Medical Inc. Class A	3,538,757	242,369
*	HealthEquity Inc.	2,760,260	237,934
*	Vaxcyte Inc.	3,073,927	232,112
*	Solventum Corp.	4,354,514	230,267
*	Elanco Animal Health Inc.	15,497,626	223,631
	Ensign Group Inc.	1,798,168	222,415
*	Intra-Cellular Therapies Inc.	3,207,337	219,671
*	Blueprint Medicines Corp.	1,995,109	215,033
	Bruker Corp.	3,344,447	213,409
*	DaVita Inc.	1,533,091	212,440
*	Repligen Corp.	1,678,371	211,575
*	Halozyme Therapeutics Inc.	4,027,558	210,883
*	Penumbra Inc.	1,155,221	207,905
*	Ionis Pharmaceuticals Inc.	4,243,655	202,253
*	Masimo Corp.	1,603,131	201,898
*	Jazz Pharmaceuticals plc	1,875,333	200,154
*	Exelixis Inc.	8,845,802	198,765
24

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Cytokinetics Inc.	3,619,985	196,131
*	Acadia Healthcare Co. Inc.	2,775,552	187,461
*	REVOLUTION Medicines Inc.	4,737,370	183,857
*	Glaukos Corp.	1,522,262	180,160
*	Lantheus Holdings Inc.	2,213,732	177,741
*	Viking Therapeutics Inc.	3,319,289	175,956
*	Bio-Rad Laboratories Inc. Class A	620,973	169,594
	Organon & Co.	8,017,622	165,965
	DENTSPLY SIRONA Inc.	6,580,166	163,912
*,1	Madrigal Pharmaceuticals Inc.	577,824	161,883
*	Option Care Health Inc.	5,489,620	152,062
*	Krystal Biotech Inc.	823,872	151,296
*	Merit Medical Systems Inc.	1,747,529	150,200
*	TransMedics Group Inc.	984,867	148,341
*	Haemonetics Corp.	1,602,920	132,610
*	Avidity Biosciences Inc.	3,185,958	130,146
*	Alkermes plc	5,250,545	126,538
*	Apellis Pharmaceuticals Inc.	3,297,740	126,501
*	Inspire Medical Systems Inc.	938,705	125,627
*	RadNet Inc.	2,074,324	122,219
*	Integer Holdings Corp.	1,051,877	121,797
*	Bridgebio Pharma Inc.	4,524,390	114,603
	Select Medical Holdings Corp.	3,232,417	113,329
*	Ultragenyx Pharmaceutical Inc.	2,717,959	111,708
	Perrigo Co. plc	4,226,012	108,524
*	Prestige Consumer Healthcare Inc.	1,575,742	108,490
*	Axonics Inc.	1,607,550	108,076
*	Crinetics Pharmaceuticals Inc.	2,399,342	107,467
*	Guardant Health Inc.	3,632,116	104,896
*	iRhythm Technologies Inc.	938,762	101,048
*	Hims & Hers Health Inc.	4,914,091	99,215
*	Arrowhead Pharmaceuticals Inc.	3,699,482	96,150
*	Axsome Therapeutics Inc.	1,189,401	95,747
*	Neogen Corp.	6,117,666	95,619
*	PROCEPT BioRobotics Corp.	1,561,840	95,413
*	Amedisys Inc.	1,033,963	94,918
*	Cerevel Therapeutics Holdings Inc.	2,303,176	94,177
*	Nuvalent Inc. Class A	1,237,002	93,839
*	Amicus Therapeutics Inc.	9,369,353	92,944
*	Dyne Therapeutics Inc.	2,626,715	92,697
*	Doximity Inc. Class A	3,300,276	92,309
*	Envista Holdings Corp.	5,323,576	88,531
*	Twist Bioscience Corp.	1,740,960	85,795
*	ICU Medical Inc.	713,668	84,748
*	Corcept Therapeutics Inc.	2,592,286	84,223
*	Tandem Diabetes Care Inc.	2,082,376	83,899
*	Azenta Inc.	1,584,796	83,392
*	Denali Therapeutics Inc.	3,491,006	81,061
*	Enovis Corp.	1,769,446	79,979
*	SpringWorks Therapeutics Inc.	2,079,018	78,317
*	Ideaya Biosciences Inc.	2,227,239	78,198
*	Rhythm Pharmaceuticals Inc.	1,887,018	77,481
*	TG Therapeutics Inc.	4,312,402	76,718
*	Biohaven Ltd.	2,199,732	76,353
*	CorVel Corp.	299,901	76,256
*	Agios Pharmaceuticals Inc.	1,754,750	75,665
*	Geron Corp.	17,808,267	75,507
*	ADMA Biologics Inc.	6,745,479	75,414
*	Celldex Therapeutics Inc.	2,020,330	74,772
*	Inari Medical Inc.	1,547,057	74,491
*	STAAR Surgical Co.	1,555,778	74,071
*	Progyny Inc.	2,546,074	72,843
*	PTC Therapeutics Inc.	2,371,315	72,515
*	Arcellx Inc.	1,275,049	70,370
*	Vericel Corp.	1,507,985	69,186
	CONMED Corp.	981,617	68,046
*	RxSight Inc.	1,107,487	66,637
*	Evolent Health Inc. Class A	3,478,148	66,502
*	Addus HomeCare Corp.	564,389	65,531
*	Fortrea Holdings Inc.	2,805,350	65,477
25

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Myriad Genetics Inc.	2,645,554	64,710
*	Intellia Therapeutics Inc.	2,851,658	63,820
	Premier Inc. Class A	3,408,856	63,643
*	Iovance Biotherapeutics Inc.	7,885,708	63,243
*	ACADIA Pharmaceuticals Inc.	3,859,726	62,721
*	agilon health Inc.	9,569,077	62,582
*	Integra LifeSciences Holdings Corp.	2,127,424	61,993
*	Privia Health Group Inc.	3,482,645	60,528
*	UFP Technologies Inc.	229,244	60,491
	Patterson Cos. Inc.	2,471,021	59,601
*	Protagonist Therapeutics Inc.	1,693,149	58,668
*	Novocure Ltd.	3,418,149	58,553
*	10X Genomics Inc. Class A	2,977,289	57,908
*	Surgery Partners Inc.	2,427,578	57,752
*	R1 RCM Inc.	4,557,291	57,240
*	Immunovant Inc.	2,113,168	55,788
*	NeoGenomics Inc.	3,992,321	55,373
*	Catalyst Pharmaceuticals Inc.	3,549,557	54,983
*	Beam Therapeutics Inc.	2,333,173	54,666
*	Astrana Health Inc.	1,346,840	54,628
*,1	Novavax Inc.	4,252,172	53,832
*	Veracyte Inc.	2,462,041	53,352
*	Syndax Pharmaceuticals Inc.	2,593,879	53,252
*	Rocket Pharmaceuticals Inc.	2,461,315	52,992
*,1	Recursion Pharmaceuticals Inc. Class A	7,009,442	52,571
*	Certara Inc.	3,768,127	52,189
*	Ardelyx Inc.	7,023,410	52,043
*	QuidelOrtho Corp.	1,552,231	51,565
	LeMaitre Vascular Inc.	625,527	51,468
*	Arvinas Inc.	1,912,261	50,904
*	Teladoc Health Inc.	5,183,183	50,692
*	Vera Therapeutics Inc. Class A	1,331,207	48,163
*	Sotera Health Co.	4,055,462	48,138
*,1	Mirum Pharmaceuticals Inc.	1,405,158	48,042
*	Warby Parker Inc. Class A	2,954,285	47,446
*	Dynavax Technologies Corp.	4,189,864	47,052
	National HealthCare Corp.	429,063	46,510
*,1	Apogee Therapeutics Inc.	1,172,550	46,140
*	Edgewise Therapeutics Inc.	2,548,164	45,892
*	Kymera Therapeutics Inc.	1,530,371	45,682
*	Akero Therapeutics Inc.	1,938,830	45,485
*	Supernus Pharmaceuticals Inc.	1,675,794	44,827
*	Ligand Pharmaceuticals Inc.	529,203	44,591
*	Amphastar Pharmaceuticals Inc.	1,101,399	44,056
*	Keros Therapeutics Inc.	959,822	43,864
	US Physical Therapy Inc.	462,779	42,770
*	Kura Oncology Inc.	2,057,559	42,365
*,1	MannKind Corp.	8,100,499	42,285
*	Avadel Pharmaceuticals plc	2,982,600	41,935
*	Morphic Holding Inc.	1,204,361	41,033
*	BioCryst Pharmaceuticals Inc.	6,576,199	40,641
*	Nurix Therapeutics Inc.	1,901,525	39,685
*	Pacira BioSciences Inc.	1,375,241	39,346
*	Brookdale Senior Living Inc.	5,614,550	38,347
*	Omnicell Inc.	1,411,700	38,215
*	ANI Pharmaceuticals Inc.	587,573	37,417
*,1	Soleno Therapeutics Inc.	912,510	37,230
*	Phreesia Inc.	1,710,944	36,272
*	Xencor Inc.	1,893,762	35,849
*	AtriCure Inc.	1,475,926	33,607
*,1	Janux Therapeutics Inc.	795,092	33,306
*	Silk Road Medical Inc.	1,200,410	32,459
*	Collegium Pharmaceutical Inc.	992,745	31,966
*	Alphatec Holdings Inc.	3,042,267	31,792
*,1	Ocular Therapeutix Inc.	4,517,530	30,900
*	Owens & Minor Inc.	2,282,710	30,817
*	Vir Biotechnology Inc.	3,457,160	30,769
*	4D Molecular Therapeutics Inc.	1,456,227	30,566
*	Tarsus Pharmaceuticals Inc.	1,104,951	30,033
*	Harmony Biosciences Holdings Inc.	991,685	29,919
26

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Artivion Inc.	1,164,145	29,860
*	Longboard Pharmaceuticals Inc.	1,094,394	29,581
*	Disc Medicine Inc.	655,991	29,566
*	Avanos Medical Inc.	1,451,466	28,913
*	BioLife Solutions Inc.	1,328,704	28,474
*,1	Waystar Holding Corp.	1,314,467	28,261
*,1	Summit Therapeutics Inc.	3,591,598	28,014
*	Innoviva Inc.	1,688,511	27,692
*	Amneal Pharmaceuticals Inc.	4,351,961	27,635
*,1	Arcutis Biotherapeutics Inc.	2,955,871	27,490
*	Ironwood Pharmaceuticals Inc. Class A	4,127,440	26,911
*,1	ImmunityBio Inc.	4,199,294	26,540
*	Cullinan Therapeutics Inc.	1,500,557	26,170
*	CareDx Inc.	1,683,810	26,150
*	Cogent Biosciences Inc.	3,084,365	26,001
*	AdaptHealth Corp. Class A	2,599,180	25,992
*	Day One Biopharmaceuticals Inc.	1,884,570	25,969
*,1	Spyre Therapeutics Inc.	1,099,500	25,849
*	Relay Therapeutics Inc.	3,869,332	25,228
*	MiMedx Group Inc.	3,637,033	25,205
*,1	Enliven Therapeutics Inc.	1,076,769	25,164
*	Healthcare Services Group Inc.	2,330,885	24,661
*	Arcus Biosciences Inc.	1,614,554	24,590
*	Maravai LifeSciences Holdings Inc. Class A	3,386,790	24,249
*,1	CG oncology Inc.	754,915	23,833
	Embecta Corp.	1,905,143	23,814
*,1	Neumora Therapeutics Inc.	2,390,300	23,497
*	Kiniksa Pharmaceuticals International plc Class A	1,247,060	23,283
*	Alignment Healthcare Inc.	2,949,538	23,065
*	Viridian Therapeutics Inc.	1,766,510	22,982
*	Sana Biotechnology Inc.	4,183,187	22,840
*	Liquidia Corp.	1,883,473	22,602
*,1	Pliant Therapeutics Inc.	2,028,309	21,804
*	Stoke Therapeutics Inc.	1,606,136	21,699
*	Praxis Precision Medicines Inc.	520,522	21,529
*,1	PACS Group Inc.	707,898	20,883
*,1	Harrow Inc.	993,657	20,757
*	89bio Inc.	2,568,880	20,577
*	Travere Therapeutics Inc.	2,502,357	20,569
	HealthStream Inc.	723,045	20,173
*,1	Immunome Inc.	1,636,258	19,799
*	Pennant Group Inc.	842,023	19,527
*	Pediatrix Medical Group Inc.	2,582,426	19,497
*	Cytek Biosciences Inc.	3,474,084	19,385
*	Scholar Rock Holding Corp.	2,294,484	19,113
	Atrion Corp.	42,067	19,032
*,1	Dianthus Therapeutics Inc.	728,741	18,860
*	iTeos Therapeutics Inc.	1,268,845	18,830
*	Varex Imaging Corp.	1,241,736	18,291
*	PetIQ Inc. Class A	826,067	18,223
*	Zymeworks Inc.	2,132,127	18,144
*	GoodRx Holdings Inc. Class A	2,306,826	17,993
*,1	Cassava Sciences Inc.	1,450,700	17,916
*	Nuvation Bio Inc.	6,128,150	17,894
*,1	BrightSpring Health Services Inc.	1,573,880	17,879
*	Surmodics Inc.	422,044	17,743
*	Castle Biosciences Inc.	797,404	17,359
*,1	Altimmune Inc.	2,584,274	17,185
*	Arcturus Therapeutics Holdings Inc.	697,640	16,988
*,1	Perspective Therapeutics Inc.	1,689,989	16,849
*	Sage Therapeutics Inc.	1,550,086	16,834
*	Celcuity Inc.	1,004,953	16,461
*	Evolus Inc.	1,512,936	16,415
*,1	Heron Therapeutics Inc.	4,683,800	16,393
*	REGENXBIO Inc.	1,362,445	15,941
*	Savara Inc.	3,936,294	15,863
*,1	ARS Pharmaceuticals Inc.	1,861,007	15,837
*	SI-BONE Inc.	1,220,330	15,779
*	Olema Pharmaceuticals Inc.	1,457,139	15,766
*	Tango Therapeutics Inc.	1,837,409	15,765
27

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Cargo Therapeutics Inc.	956,618	15,708
*	Zimvie Inc.	834,529	15,230
*,1	Ginkgo Bioworks Holdings Inc. Class A	44,824,688	14,985
*	Corbus Pharmaceuticals Holdings Inc.	329,220	14,897
*	Orthofix Medical Inc.	1,123,235	14,894
*,1	LifeStance Health Group Inc.	3,015,362	14,805
*,1	Applied Therapeutics Inc.	3,153,938	14,729
*	Standard BioTools Inc.	8,271,664	14,641
*	Avid Bioservices Inc.	2,048,596	14,627
*	Erasca Inc.	6,146,813	14,506
*	Adaptive Biotechnologies Corp.	3,995,303	14,463
*	Enhabit Inc.	1,591,459	14,196
*	Replimune Group Inc.	1,545,509	13,910
*,1	Annexon Inc.	2,829,766	13,866
*	Quanterix Corp.	1,038,320	13,716
*	OrthoPediatrics Corp.	475,337	13,671
	National Research Corp.	589,022	13,518
*,1	Phathom Pharmaceuticals Inc.	1,297,116	13,360
*	ORIC Pharmaceuticals Inc.	1,880,490	13,295
*	AnaptysBio Inc.	527,671	13,223
*	Community Health Systems Inc.	3,928,756	13,201
*	Astria Therapeutics Inc.	1,432,814	13,039
*,1	Ocugen Inc.	8,393,789	13,010
*	EyePoint Pharmaceuticals Inc.	1,487,245	12,939
*	GRAIL Inc.	841,535	12,934
*	Voyager Therapeutics Inc.	1,627,895	12,877
*	KalVista Pharmaceuticals Inc.	1,084,834	12,779
*,1	Esperion Therapeutics Inc.	5,669,929	12,587
*,1	Clover Health Investments Corp. Class A	10,033,492	12,341
*,1	Pacific Biosciences of California Inc.	8,930,679	12,235
*,1	Neurogene Inc.	335,977	12,226
*	Arbutus Biopharma Corp.	3,925,846	12,131
*	Y-mAbs Therapeutics Inc.	997,061	12,044
*,1	Sharecare Inc.	8,885,896	11,996
*	Fulgent Genetics Inc.	604,635	11,863
*	Editas Medicine Inc.	2,503,876	11,693
*	Health Catalyst Inc.	1,822,128	11,643
*,1	Tyra Biosciences Inc.	724,091	11,578
*	MaxCyte Inc.	2,952,768	11,575
*	Fulcrum Therapeutics Inc.	1,852,255	11,484
*,1	Humacyte Inc.	2,387,975	11,462
*,1	Emergent BioSolutions Inc.	1,636,319	11,160
*	Anika Therapeutics Inc.	439,412	11,130
*,1	Prime Medicine Inc.	2,164,971	11,128
*,1	OPKO Health Inc.	8,853,191	11,066
*,1	Agenus Inc.	654,905	10,970
*	Nkarta Inc.	1,818,558	10,748
*	Alector Inc.	2,365,571	10,740
*,1	GeneDx Holdings Corp. Class A	410,782	10,738
*,1	HilleVax Inc.	736,127	10,644
*,1	Verve Therapeutics Inc.	2,153,946	10,511
*,1	Anavex Life Sciences Corp.	2,460,500	10,383
	iRadimed Corp.	236,303	10,383
*	ACELYRIN Inc.	2,295,657	10,124
*,1	Allogene Therapeutics Inc.	4,337,709	10,107
*	Taysha Gene Therapies Inc.	4,456,319	9,982
*,1	C4 Therapeutics Inc.	2,135,945	9,868
*,1	Korro Bio Inc.	291,299	9,866
*	Cabaletta Bio Inc.	1,312,191	9,815
*	Larimar Therapeutics Inc.	1,341,890	9,729
*	Fate Therapeutics Inc.	2,962,285	9,716
*	Nevro Corp.	1,152,806	9,707
*	Treace Medical Concepts Inc.	1,458,503	9,699
*	Xeris Biopharma Holdings Inc.	4,254,957	9,574
	Phibro Animal Health Corp. Class A	570,414	9,566
*	Cerus Corp.	5,429,900	9,557
*	OraSure Technologies Inc.	2,201,925	9,380
*	Vanda Pharmaceuticals Inc.	1,659,646	9,377
*	Axogen Inc.	1,285,874	9,310
*	Theravance Biopharma Inc.	1,074,744	9,114
28

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	ModivCare Inc.	347,165	9,110
*,1	Jasper Therapeutics Inc.	401,219	9,108
*	Tactile Systems Technology Inc.	753,016	8,991
[1]	LENZ Therapeutics Inc.	513,929	8,886
*	Entrada Therapeutics Inc.	619,569	8,829
*	Terns Pharmaceuticals Inc.	1,293,066	8,806
	SIGA Technologies Inc.	1,153,605	8,756
*	MacroGenics Inc.	2,001,885	8,508
*,1	Lyell Immunopharma Inc.	5,817,818	8,436
	Tourmaline Bio Inc.	646,415	8,313
*	Paragon 28 Inc.	1,196,961	8,187
*	Enanta Pharmaceuticals Inc.	629,597	8,166
*	Talkspace Inc.	3,524,694	8,107
*,1	Revance Therapeutics Inc.	3,094,072	7,952
*,1	OmniAb Inc.	2,116,464	7,937
*	Accolade Inc.	2,213,022	7,923
*	PepGen Inc.	492,801	7,865
*	Mineralys Therapeutics Inc.	669,649	7,835
*	Atea Pharmaceuticals Inc.	2,363,327	7,823
*	Zentalis Pharmaceuticals Inc.	1,893,087	7,743
*,1	Omeros Corp.	1,879,634	7,631
*,1	ArriVent Biopharma Inc.	411,002	7,624
*,1	DocGo Inc.	2,449,873	7,570
*,1	ProKidney Corp. Class A	2,969,235	7,304
*,1	Absci Corp.	2,349,021	7,235
*	TScan Therapeutics Inc.	1,234,835	7,224
	Utah Medical Products Inc.	108,096	7,222
*,1	CorMedix Inc.	1,650,556	7,147
*	AngioDynamics Inc.	1,175,947	7,114
*	Nektar Therapeutics Class A	5,724,732	7,099
*,1	Gossamer Bio Inc.	7,840,740	7,064
*,1	Inozyme Pharma Inc.	1,557,862	6,948
*	Pulmonx Corp.	1,090,671	6,915
*,1	Zynex Inc.	733,808	6,839
*,1	Third Harmonic Bio Inc.	517,116	6,723
*	Joint Corp.	469,145	6,596
*,1	Lexicon Pharmaceuticals Inc.	3,892,609	6,540
*	Codexis Inc.	2,075,798	6,435
*	Aura Biosciences Inc.	848,999	6,418
*	Mersana Therapeutics Inc.	3,187,892	6,408
*	Tenaya Therapeutics Inc.	2,064,246	6,399
*,1	Biote Corp. Class A	856,603	6,399
*,1	Outset Medical Inc.	1,647,932	6,345
*,1	Avita Medical Inc.	800,719	6,342
*,1	Precigen Inc.	3,997,367	6,316
*,1	Context Therapeutics Inc.	3,124,400	6,264
*,1	Aquestive Therapeutics Inc.	2,404,170	6,251
*,1	Semler Scientific Inc.	181,351	6,238
*	Sight Sciences Inc.	933,753	6,228
*	Actinium Pharmaceuticals Inc.	819,633	6,065
*	ChromaDex Corp.	2,196,484	5,996
*,1	XOMA Corp.	252,910	5,991
*	Inogen Inc.	733,584	5,964
*,1	Viemed Healthcare Inc.	908,456	5,950
*,1	Verrica Pharmaceuticals Inc.	815,893	5,948
*,1	Renovaro Inc.	3,341,900	5,848
*	Aldeyra Therapeutics Inc.	1,758,714	5,821
*,1	Inovio Pharmaceuticals Inc.	714,469	5,773
*,1	Bluebird Bio Inc.	5,862,463	5,770
*,1	Pulse Biosciences Inc.	515,014	5,763
*,1	Coherus Biosciences Inc.	3,329,698	5,760
*,1	Scilex Holding Co.	2,977,119	5,746
*	Poseida Therapeutics Inc. Class A	1,953,811	5,705
*,1	Orchestra BioMed Holdings Inc.	698,140	5,690
*,1	Black Diamond Therapeutics Inc.	1,206,831	5,624
*,1	2seventy bio Inc.	1,455,053	5,602
*	Accuray Inc.	3,061,222	5,571
*,1	Akebia Therapeutics Inc.	5,336,188	5,443
*,1	Fennec Pharmaceuticals Inc.	876,208	5,354
*,1	Contineum Therapeutics Inc. Class A	299,583	5,276
29

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Sutro Biopharma Inc.	1,791,706	5,250
*	NeuroPace Inc.	694,155	5,248
*,1	Senseonics Holdings Inc.	13,150,746	5,247
*,1	Delcath Systems Inc.	625,773	5,238
*,1	ALX Oncology Holdings Inc.	861,586	5,195
*,1	Zevra Therapeutics Inc.	1,052,343	5,156
*	Bioventus Inc. Class A	893,474	5,137
*,1	Shattuck Labs Inc.	1,314,560	5,074
*	OptimizeRx Corp.	506,691	5,067
*	Monte Rosa Therapeutics Inc.	1,350,106	5,049
*,1	Abeona Therapeutics Inc.	1,186,465	5,031
*,1	Zomedica Corp.	33,158,730	4,848
*,1	Solid Biosciences Inc.	854,682	4,846
*,1	Vaxart Inc.	7,158,987	4,777
*,1	Kyverna Therapeutics Inc.	633,844	4,754
*,1	CVRx Inc.	395,348	4,740
*,1	Atossa Therapeutics Inc.	3,939,441	4,688
*,1	Multiplan Corp.	12,054,814	4,682
*	Rezolute Inc.	1,081,601	4,651
*	Caribou Biosciences Inc.	2,768,629	4,541
*	FONAR Corp.	283,133	4,530
*	Rigel Pharmaceuticals Inc.	548,780	4,511
*,1	CervoMed Inc.	263,000	4,503
*	Trevi Therapeutics Inc.	1,505,149	4,485
*,1	Regulus Therapeutics Inc.	2,501,083	4,464
*,1	Vistagen Therapeutics Inc.	1,278,817	4,450
*	Organogenesis Holdings Inc. Class A	1,588,928	4,449
*	InfuSystem Holdings Inc.	646,726	4,417
*,1	Lineage Cell Therapeutics Inc.	4,416,552	4,405
*	Generation Bio Co.	1,557,423	4,392
*,1	Lexeo Therapeutics Inc.	272,700	4,374
*,1	TruBridge Inc.	434,694	4,347
*,1	ClearPoint Neuro Inc.	804,249	4,335
*	Inhibrx Biosciences Inc.	304,069	4,309
*,1	Capricor Therapeutics Inc.	872,176	4,160
*,1	Puma Biotechnology Inc.	1,271,564	4,145
*	Nautilus Biotechnology Inc. Class A	1,745,090	4,084
*	Adverum Biotechnologies Inc.	586,245	4,022
*	Lifecore Biomedical Inc.	775,941	3,981
*,1	Alto Neuroscience Inc.	367,821	3,932
*	908 Devices Inc.	759,302	3,910
*	Aveanna Healthcare Holdings Inc.	1,394,296	3,848
*,4	Scilex Holding Co. (Acquired 1/23/23, Cost $19,536)	2,203,228	3,827
*	Electromed Inc.	253,800	3,815
*,1	Assertio Holdings Inc.	3,013,166	3,736
*,1	scPharmaceuticals Inc.	848,635	3,692
*,1	Butterfly Network Inc.	4,381,447	3,684
*	Sera Prognostics Inc. Class A	620,816	3,675
*,1	23andMe Holding Co. Class A	9,346,003	3,656
*	Harvard Bioscience Inc.	1,261,693	3,596
*	Amylyx Pharmaceuticals Inc.	1,811,143	3,441
*,1	Foghorn Therapeutics Inc.	597,869	3,438
*,1	RAPT Therapeutics Inc.	1,123,686	3,427
*,1	Cartesian Therapeutics Inc.	126,634	3,420
*	Syros Pharmaceuticals Inc.	654,183	3,376
*,1	Coya Therapeutics Inc.	556,897	3,375
*	Invivyd Inc.	2,986,726	3,285
*,1	Ventyx Biosciences Inc.	1,392,604	3,217
*,1	XBiotech Inc.	623,356	3,204
*,1	Biomea Fusion Inc.	711,773	3,203
*,1	Inmune Bio Inc.	362,018	3,193
*,1	Quantum-Si Inc.	3,017,586	3,168
*,1	IGM Biosciences Inc.	461,049	3,167
*,1	G1 Therapeutics Inc.	1,386,934	3,162
*	Innovage Holding Corp.	630,750	3,129
*,1	Tela Bio Inc.	643,290	3,023
*,1	KORU Medical Systems Inc.	1,140,651	3,023
*,1	Stereotaxis Inc.	1,652,361	3,007
*,1	Pyxis Oncology Inc.	905,317	2,997
*	Athira Pharma Inc.	1,121,110	2,971
30

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Achieve Life Sciences Inc.	631,821	2,970
*,1	Karyopharm Therapeutics Inc.	3,421,515	2,969
*	Sensus Healthcare Inc.	555,562	2,961
*,1	X4 Pharmaceuticals Inc.	5,034,386	2,920
*,1	Elevation Oncology Inc.	1,066,650	2,880
*,1	Galectin Therapeutics Inc.	1,247,562	2,819
*,1	Candel Therapeutics Inc.	453,810	2,814
*,1	Cardiff Oncology Inc.	1,254,717	2,785
*,1	Myomo Inc.	866,170	2,780
*	Acumen Pharmaceuticals Inc.	1,146,316	2,774
*,1	Optinose Inc.	2,646,505	2,752
*	Alimera Sciences Inc.	494,194	2,748
*,1	Prelude Therapeutics Inc.	720,427	2,745
*	aTyr Pharma Inc.	1,748,835	2,728
*,1	PDS Biotechnology Corp.	930,114	2,725
*,2	PDL BioPharma Inc.	2,258,201	2,687
*,1	Seer Inc. Class A	1,594,055	2,678
*,1	CytomX Therapeutics Inc.	2,185,462	2,666
*,1	Greenwich Lifesciences Inc.	153,459	2,649
*,1	Sagimet Biosciences Inc. Class A	763,985	2,613
*,1	FibroGen Inc.	2,916,871	2,603
*	Asensus Surgical Inc.	7,734,650	2,576
*	Clearside Biomedical Inc.	1,970,683	2,562
*,1	Relmada Therapeutics Inc.	851,916	2,556
*	Chimerix Inc.	2,904,360	2,544
*,1	Vigil Neuroscience Inc.	620,140	2,481
*	PMV Pharmaceuticals Inc.	1,524,487	2,470
*,1	Citius Pharmaceuticals Inc.	4,139,603	2,416
*,1	Verastem Inc.	797,148	2,376
*	Design Therapeutics Inc.	703,901	2,358
*,1	Checkpoint Therapeutics Inc.	1,092,798	2,350
*,1	Allakos Inc.	2,340,161	2,340
*,1	SCYNEXIS Inc.	1,169,372	2,339
*,1	American Well Corp. Class A	7,167,653	2,328
*	Aclaris Therapeutics Inc.	2,115,428	2,327
*	Kodiak Sciences Inc.	982,015	2,308
*	Adicet Bio Inc.	1,892,101	2,289
*,1	Cellectar Biosciences Inc.	909,704	2,274
*,1	Eton Pharmaceuticals Inc.	681,717	2,243
*,1	Seres Therapeutics Inc.	3,035,516	2,197
*	Biodesix Inc.	1,436,112	2,197
*,1	enVVeno Medical Corp.	418,536	2,197
*	Compass Therapeutics Inc.	2,191,365	2,191
*	DiaMedica Therapeutics Inc.	715,571	2,111
*,1	Corvus Pharmaceuticals Inc.	1,156,008	2,104
*,1	Akoya Biosciences Inc.	882,321	2,065
*	Anixa Biosciences Inc.	927,841	2,051
*,1	Hyperfine Inc. Class A	2,390,349	2,032
*,1	Sanara Medtech Inc.	71,854	2,028
*,1	Marinus Pharmaceuticals Inc.	1,730,190	2,024
*,1	Rani Therapeutics Holdings Inc. Class A	518,702	1,971
*,1	Gritstone bio Inc.	3,178,040	1,964
*	Pro-Dex Inc.	98,013	1,925
*	Eledon Pharmaceuticals Inc.	722,398	1,907
*,1	Eagle Pharmaceuticals Inc.	336,766	1,886
*,1	CEL - SCI Corp.	1,613,825	1,872
*,1	Immunic Inc.	1,669,634	1,853
*	Tectonic Therapeutic Inc.	110,889	1,826
*,1	Acrivon Therapeutics Inc.	309,500	1,795
*,1	BioAtla Inc.	1,269,840	1,740
*	Werewolf Therapeutics Inc.	702,540	1,714
*	Precision BioSciences Inc.	174,932	1,702
*	Ikena Oncology Inc.	1,031,034	1,701
*,1	Cue Biopharma Inc.	1,347,078	1,670
*,1	Sangamo Therapeutics Inc.	4,569,563	1,637
*	Kronos Bio Inc.	1,318,872	1,635
*	Mural Oncology plc	520,278	1,634
*	Elutia Inc. Class A	327,330	1,624
*,1	Omega Therapeutics Inc.	779,100	1,613
*,1	AN2 Therapeutics Inc.	749,421	1,611
31

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Carisma Therapeutics Inc.	1,054,783	1,603
*,1	Century Therapeutics Inc.	628,424	1,602
*	Co-Diagnostics Inc.	1,279,125	1,599
*	Assembly Biosciences Inc.	114,782	1,575
*	Sonida Senior Living Inc.	55,834	1,535
*	Neuronetics Inc.	849,497	1,529
*,1	Cognition Therapeutics Inc.	914,905	1,519
*	Spero Therapeutics Inc.	1,166,116	1,516
*,1	Outlook Therapeutics Inc.	204,511	1,509
*,1	Cidara Therapeutics Inc.	121,550	1,451
*,1	SELLAS Life Sciences Group Inc.	1,211,353	1,442
*,1	Annovis Bio Inc.	249,507	1,437
*,1	Leap Therapeutics Inc.	725,169	1,421
*	Personalis Inc.	1,213,997	1,420
*,1	Vor BioPharma Inc.	1,385,613	1,386
*	Modular Medical Inc.	876,658	1,385
*	Ovid therapeutics Inc.	1,792,791	1,379
*,1	TriSalus Life Sciences Inc.	248,877	1,374
*,1	AirSculpt Technologies Inc.	341,234	1,365
*	Apyx Medical Corp.	1,015,930	1,361
*,1	Q32 Bio Inc.	75,262	1,351
*	Forian Inc.	507,760	1,346
*,1	MAIA Biotechnology Inc.	393,248	1,345
*,1	Rockwell Medical Inc.	759,624	1,337
*,1	Turnstone Biologics Corp.	495,069	1,297
*	Enzo Biochem Inc.	1,187,908	1,295
*,1	HeartBeam Inc.	503,420	1,294
*,1	Allovir Inc.	1,771,721	1,281
*	Curis Inc.	185,441	1,280
*	LENSAR Inc.	282,930	1,273
*,1	Genelux Corp.	629,169	1,227
*	Champions Oncology Inc.	235,738	1,219
*,1	Tempus AI Inc. Class A	34,513	1,208
*,1	Inotiv Inc.	721,966	1,198
*,1	ARCA biopharma Inc.	312,166	1,196
*,1	Lantern Pharma Inc.	256,113	1,196
*	Passage Bio Inc.	1,496,581	1,189
*	Eliem Therapeutics Inc.	165,348	1,176
*,1	Lipocine Inc.	141,076	1,162
*,1	Nuvectis Pharma Inc.	181,040	1,146
*,1	Kezar Life Sciences Inc.	1,877,555	1,127
*	Journey Medical Corp.	196,523	1,108
*,1	Celularity Inc. Class A	337,262	1,056
*,1	Ocuphire Pharma Inc.	675,815	1,034
*	iCAD Inc.	771,983	1,004
*	Milestone Scientific Inc.	1,447,898	989
*,1	Rapport Therapeutics Inc.	42,093	979
*	NextCure Inc.	613,827	976
*,1	Matinas BioPharma Holdings Inc.	6,020,598	953
*	Alumis Inc.	71,280	948
*,1	Durect Corp.	733,628	946
*,1	Immuneering Corp. Class A	736,188	942
*,1	Bionano Genomics Inc.	1,364,438	925
*,1	Atara Biotherapeutics Inc.	108,409	921
*,1	CytoSorbents Corp.	1,302,216	915
*	Xtant Medical Holdings Inc.	1,431,435	902
*	Reneo Pharmaceuticals Inc.	596,113	900
*,1	Cutera Inc.	594,164	897
*,1	Reviva Pharmaceuticals Holdings Inc.	700,442	897
*,1	CalciMedica Inc.	226,183	896
*	Instil Bio Inc.	85,903	884
*	Dyadic International Inc.	596,383	883
*,1	Aerovate Therapeutics Inc.	531,540	882
*,1	Eyenovia Inc.	1,425,221	847
*,1	Palatin Technologies Inc.	426,848	832
*,1	Fractyl Health Inc.	194,797	832
*	Hookipa Pharma Inc.	1,396,133	826
*,1	Oncternal Therapeutics Inc.	107,989	821
*,1	Bioxcel Therapeutics Inc.	640,245	820
*,1	IRIDEX Corp.	376,944	814
32

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Marker Therapeutics Inc.	148,673	807
*,1	IN8bio Inc.	952,487	806
*	Intensity Therapeutics Inc.	164,388	806
*,1	Dare Bioscience Inc.	2,375,133	798
*,1	Immix Biopharma Inc.	399,290	791
*,1	Acurx Pharmaceuticals Inc.	346,150	779
*	ImmuCell Corp.	158,957	771
*,1	Rallybio Corp.	568,653	762
*,1	Elicio Therapeutics Inc.	184,939	760
*	VYNE Therapeutics Inc.	373,319	735
*	Aadi Bioscience Inc.	499,926	730
*,1	SAB Biotherapeutics Inc.	232,567	721
*,1	Vivani Medical Inc.	569,632	718
*,1	Cryo-Cell International Inc.	93,542	712
*	Xilio Therapeutics Inc.	739,563	701
*,1	Clene Inc.	1,911,118	681
*,1	Fortress Biotech Inc.	388,544	664
*	Augmedix Inc.	748,321	659
*	ElectroCore Inc.	102,275	658
*,1	P3 Health Partners Inc.	1,448,893	652
*,1	Bolt Biotherapeutics Inc.	861,868	646
*	Quince Therapeutics Inc.	847,959	636
*,1	NeueHealth Inc.	114,269	622
*,1	NanoViricides Inc.	352,189	606
*	Exagen Inc.	326,266	594
*,1	Protara Therapeutics Inc.	284,301	591
*	Oncology Institute Inc.	1,273,384	586
	MEI Pharma Inc.	201,106	585
*	Minerva Neurosciences Inc.	175,805	561
*,1	Vicarious Surgical Inc. Class A	95,077	558
*,1	GlycoMimetics Inc.	1,925,297	542
*	UNITY Biotechnology Inc.	395,985	535
*,1	CareCloud Inc.	266,292	511
*	AIM ImmunoTech Inc.	1,311,599	489
*,1	Indaptus Therapeutics Inc.	229,197	486
*,1	Beyond Air Inc.	879,430	473
*,1	NRX Pharmaceuticals Inc.	193,423	472
*,1	Surrozen Inc.	42,278	463
*,1	Aligos Therapeutics Inc.	1,319,878	462
*	Retractable Technologies Inc.	421,212	455
*,1	Oncocyte Corp.	153,986	454
*	Cocrystal Pharma Inc.	191,359	446
*,1	Viracta Therapeutics Inc.	813,922	443
*	Lisata Therapeutics Inc.	125,704	436
*	AEON Biopharma Inc.	414,900	436
*	Lumos Pharma Inc.	187,322	435
*	Cumberland Pharmaceuticals Inc.	280,820	430
*,1	Ekso Bionics Holdings Inc.	400,887	423
*	Alpha Teknova Inc.	303,047	415
*,1	TherapeuticsMD Inc.	249,657	402
*	Psychemedics Corp.	165,415	400
*	Equillium Inc.	570,835	396
*	Rapid Micro Biosystems Inc. Class A	594,568	392
*,1	Unicycive Therapeutics Inc.	765,000	383
*,1	Cyclo Therapeutics Inc.	285,490	363
*,1	BrainStorm Cell Therapeutics Inc.	1,061,018	359
*	Nutriband Inc.	66,102	357
*,1	Microbot Medical Inc.	348,549	356
*	Aprea Therapeutics Inc.	86,280	351
*,1	Cara Therapeutics Inc.	1,354,313	349
*,1	Monogram Technologies Inc.	158,831	341
*	Orgenesis Inc.	566,688	340
*,1	Movano Inc.	1,233,783	339
*	Singular Genomics Systems Inc.	39,338	332
*,1	Spruce Biosciences Inc.	638,558	331
*	Anebulo Pharmaceuticals Inc.	121,000	330
*,1	Bright Green Corp.	1,286,273	326
*	American Shared Hospital Services	100,218	320
*,1	Sensei Biotherapeutics Inc.	485,960	301
*,1	Lucid Diagnostics Inc.	366,924	301
33

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Fibrobiologics Inc.	59,807	298
*,1	Ocean Biomedical Inc.	243,673	297
*,1	vTv Therapeutics Inc. Class A	16,666	294
*,1	Aspira Women's Health Inc.	194,906	290
*,1	bioAffinity Technologies Inc.	132,227	286
*,1	Alaunos Therapeutics Inc.	403,930	282
*	Vincerx Pharma Inc.	341,070	276
*	Lyra Therapeutics Inc.	992,543	275
*	Armata Pharmaceuticals Inc.	95,768	263
*,1	Forte Biosciences Inc.	487,429	262
*,1	Accelerate Diagnostics Inc.	223,456	261
*	Nephros Inc.	121,686	257
*,1	Biora Therapeutics Inc.	372,034	246
*	PharmaCyte Biotech Inc.	117,468	230
*	ATI Physical Therapy Inc.	49,713	222
*	Synlogic Inc.	139,449	209
*	Dominari Holdings Inc.	111,013	208
*	Precision Optics Corp. Inc.	35,050	207
*	Moleculin Biotech Inc.	53,483	187
*	Organovo Holdings Inc.	238,972	182
*	Strata Skin Sciences Inc.	59,324	182
*	PAVmed Inc.	213,896	174
*,1	BioVie Inc.	415,089	166
*,1	Bullfrog AI Holdings Inc.	95,347	165
*	KALA BIO Inc.	23,158	164
*,1	Traws Pharma Inc.	365,661	163
*	Talis Biomedical Corp.	18,267	161
*	Metagenomi Inc.	36,208	148
*,1	Talphera Inc.	159,612	142
*,1	MiNK Therapeutics Inc.	148,229	141
*	Boundless Bio Inc.	36,236	140
*,1	Novo Integrated Sciences Inc.	180,559	135
*	Serina Therapeutics Inc. (XASE)	12,117	116
*	Know Labs Inc.	231,486	95
*,1	NeuroBo Pharmaceuticals Inc.	19,328	94
*,1	SeaStar Medical Holding Corp.	11,979	91
*,1	Senti Biosciences Inc. Class A	320,153	88
*	Hepion Pharmaceuticals Inc.	77,398	84
*	Precipio Inc.	10,456	53
*	Star Equity Holdings Inc.	10,736	49
*,2	Impact BioMedical Inc. (Registered)	5,171,052	33
*,1	Neuraxis Inc.	9,600	27
*	Biomerica Inc.	45,646	20
*	Carmell Corp.	11,222	15
*,1	Tonix Pharmaceuticals Holding Corp.	18,095	13
*	Molecular Templates Inc.	9,707	11
*	Nexgel Inc.	3,100	7
*,1,2	Aravive Inc.	368,501	—
*,1,2	Synergy Pharmaceuticals LLC	5,148,145	—
*,2	OmniAb Inc. 12.5 Earnout	186,267	—
*,2	OmniAb Inc. 15 Earnout	186,267	—
			188,225,082
Industrials (12.1%)
	Visa Inc. Class A	49,280,943	12,934,769
	Mastercard Inc. Class A	26,208,550	11,562,164
	Accenture plc Class A	19,860,846	6,025,979
	General Electric Co.	32,851,744	5,222,442
	Caterpillar Inc.	15,449,635	5,146,273
	Honeywell International Inc.	20,575,321	4,393,654
	Union Pacific Corp.	19,276,302	4,361,456
	RTX Corp.	41,994,054	4,215,783
	Eaton Corp. plc	12,644,920	3,964,815
	American Express Co.	15,906,636	3,683,182
	Lockheed Martin Corp.	7,568,914	3,535,440
*	Boeing Co.	19,406,756	3,532,224
	United Parcel Service Inc. Class B	23,052,798	3,154,775
	Deere & Co.	8,271,928	3,090,640
	Automatic Data Processing Inc.	12,918,551	3,083,529
*	Fiserv Inc.	18,477,012	2,753,814
34

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Trane Technologies plc	7,147,664	2,351,081
	General Dynamics Corp.	7,802,647	2,263,860
	Sherwin-Williams Co.	7,208,760	2,151,310
	TransDigm Group Inc.	1,678,871	2,144,942
	Illinois Tool Works Inc.	8,938,139	2,117,981
	FedEx Corp.	6,994,961	2,097,369
	CSX Corp.	61,822,098	2,067,949
	Parker-Hannifin Corp.	4,063,514	2,055,366
	Emerson Electric Co.	18,053,816	1,988,808
*	PayPal Holdings Inc.	33,072,008	1,919,169
	Cintas Corp.	2,721,237	1,905,573
	Northrop Grumman Corp.	4,207,764	1,834,375
	3M Co.	17,506,860	1,789,026
	Carrier Global Corp.	27,066,288	1,707,341
	PACCAR Inc.	16,580,119	1,706,757
	Capital One Financial Corp.	11,455,022	1,585,948
	Norfolk Southern Corp.	7,134,591	1,531,725
*	GE Vernova Inc.	8,666,523	1,486,395
	Johnson Controls International plc	21,300,788	1,415,863
	United Rentals Inc.	2,104,596	1,361,105
	L3Harris Technologies Inc.	6,002,338	1,348,005
	Fidelity National Information Services Inc.	17,589,338	1,325,533
	WW Grainger Inc.	1,392,923	1,256,751
	Ferguson plc	6,370,762	1,233,698
	Otis Worldwide Corp.	12,795,690	1,231,713
	AMETEK Inc.	7,301,046	1,217,157
	Paychex Inc.	10,227,803	1,212,608
	Verisk Analytics Inc. Class A	4,496,266	1,211,969
	Cummins Inc.	4,328,384	1,198,659
	Dow Inc.	22,211,725	1,178,332
	Quanta Services Inc.	4,629,743	1,176,371
	Ingersoll Rand Inc.	12,729,743	1,156,370
*	Block Inc. Class A	17,608,698	1,135,585
*	Fair Isaac Corp.	741,042	1,103,160
	Old Dominion Freight Line Inc.	6,175,838	1,090,653
	Martin Marietta Materials Inc.	1,949,248	1,056,103
	Xylem Inc.	7,665,486	1,039,670
	Vulcan Materials Co.	4,172,730	1,037,675
	Howmet Aerospace Inc.	12,891,388	1,000,758
	Rockwell Automation Inc.	3,607,340	993,029
	DuPont de Nemours Inc.	11,872,848	955,646
	Equifax Inc.	3,903,458	946,432
*	Mettler-Toledo International Inc.	675,980	944,743
	PPG Industries Inc.	7,437,674	936,329
	Westinghouse Air Brake Technologies Corp.	5,558,750	878,560
	Fortive Corp.	11,130,541	824,773
	Dover Corp.	4,334,678	782,193
*	Keysight Technologies Inc.	5,532,001	756,501
	Veralto Corp.	7,389,867	705,511
*	Axon Enterprise Inc.	2,267,062	667,060
	Booz Allen Hamilton Holding Corp. Class A	4,091,457	629,675
	Hubbell Inc. Class B	1,693,061	618,780
	Carlisle Cos. Inc.	1,506,071	610,275
	Global Payments Inc.	6,255,930	604,948
	Synchrony Financial	12,678,447	598,296
	Ball Corp.	9,813,635	589,014
*	Teledyne Technologies Inc.	1,503,939	583,498
	HEICO Corp. Class A	3,172,407	563,166
*	Corpay Inc.	2,113,024	562,931
	Expeditors International of Washington Inc.	4,455,476	555,999
	Jacobs Solutions Inc.	3,961,317	553,436
*	Waters Corp.	1,870,813	542,760
	EMCOR Group Inc.	1,484,769	542,060
	Lennox International Inc.	1,009,864	540,257
*	Builders FirstSource Inc.	3,850,341	532,926
	Packaging Corp. of America	2,829,657	516,582
	Textron Inc.	6,007,281	515,785
	Watsco Inc.	1,098,948	509,077
*	Zebra Technologies Corp. Class A	1,619,168	500,210
	IDEX Corp.	2,387,169	480,298
35

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Owens Corning	2,744,009	476,689
	Masco Corp.	6,939,439	462,652
	TransUnion	6,141,311	455,440
	RPM International Inc.	4,068,147	438,058
	Snap-on Inc.	1,666,141	435,513
*	Trimble Inc.	7,737,749	432,695
	Graco Inc.	5,360,274	424,963
	JB Hunt Transport Services Inc.	2,611,308	417,809
	Westrock Co.	8,209,725	412,621
	nVent Electric plc	5,284,484	404,844
	Pentair plc	5,223,071	400,453
*	Saia Inc.	838,001	397,456
	Advanced Drainage Systems Inc.	2,448,328	392,687
	Stanley Black & Decker Inc.	4,886,473	390,380
*	TopBuild Corp.	1,001,366	385,796
	Jack Henry & Associates Inc.	2,299,999	381,846
	AECOM	4,288,376	377,977
	Nordson Corp.	1,620,958	375,965
*	XPO Inc.	3,478,135	369,204
	Tetra Tech Inc.	1,688,083	345,179
	Comfort Systems USA Inc.	1,126,665	342,641
	Lincoln Electric Holdings Inc.	1,807,864	341,035
	Woodward Inc.	1,930,355	336,615
	ITT Inc.	2,586,092	334,071
	Curtiss-Wright Corp.	1,207,629	327,243
	Allegion plc	2,753,326	325,306
	A O Smith Corp.	3,820,392	312,432
	FTAI Aviation Ltd.	3,003,921	310,095
	Toro Co.	3,303,689	308,928
	CH Robinson Worldwide Inc.	3,497,761	308,223
	Huntington Ingalls Industries Inc.	1,247,530	307,304
*	Core & Main Inc. Class A	6,068,425	296,989
*	API Group Corp.	7,828,505	294,587
	AptarGroup Inc.	2,081,895	293,152
	Crown Holdings Inc.	3,851,203	286,491
	Regal Rexnord Corp.	2,095,481	283,351
	MKS Instruments Inc.	2,122,109	277,105
	BWX Technologies Inc.	2,887,741	274,335
	Donaldson Co. Inc.	3,777,194	270,296
	WESCO International Inc.	1,615,716	256,123
	Fortune Brands Innovations Inc.	3,925,140	254,899
	Graphic Packaging Holding Co.	9,680,814	253,734
*	Trex Co. Inc.	3,413,782	253,030
	Cognex Corp.	5,399,087	252,461
*	Generac Holdings Inc.	1,900,021	251,221
	Knight-Swift Transportation Holdings Inc. Class A	4,872,776	243,249
*	FTI Consulting Inc.	1,128,428	243,210
*	Axalta Coating Systems Ltd.	6,956,492	237,703
	Acuity Brands Inc.	978,505	236,250
	Applied Industrial Technologies Inc.	1,217,551	236,205
*	Fluor Corp.	5,387,698	234,634
*	WEX Inc.	1,317,920	233,456
	Eagle Materials Inc.	1,065,779	231,764
	Simpson Manufacturing Co. Inc.	1,345,747	226,799
	Oshkosh Corp.	2,061,884	223,096
	MSA Safety Inc.	1,177,953	221,090
	Crane Co.	1,524,686	221,049
*	Kirby Corp.	1,838,302	220,100
*	ATI Inc.	3,960,766	219,625
*	MasTec Inc.	2,030,942	217,291
*	WillScot Mobile Mini Holdings Corp.	5,730,636	215,701
*	Affirm Holdings Inc. Class A	7,118,318	215,044
	Landstar System Inc.	1,132,838	208,986
	Allison Transmission Holdings Inc.	2,744,389	208,299
*	Middleby Corp.	1,697,468	208,127
	Berry Global Group Inc.	3,409,008	200,620
	Robert Half Inc.	3,123,256	199,826
*	SPX Technologies Inc.	1,401,588	199,222
	Littelfuse Inc.	778,451	198,964
	Flowserve Corp.	4,124,859	198,406
36

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	AGCO Corp.	2,016,554	197,380
*	Chart Industries Inc.	1,354,086	195,449
*	AZEK Co. Inc. Class A	4,589,885	193,372
*	Mohawk Industries Inc.	1,689,130	191,868
*	GXO Logistics Inc.	3,791,856	191,489
	Vontier Corp.	4,882,520	186,512
	Genpact Ltd.	5,648,403	181,822
*	Beacon Roofing Supply Inc.	1,992,545	180,325
	AAON Inc.	2,064,536	180,110
	Sensata Technologies Holding plc	4,774,245	178,509
*	Paylocity Holding Corp.	1,329,368	175,277
	Valmont Industries Inc.	636,881	174,792
	Badger Meter Inc.	924,513	172,283
	Esab Corp.	1,803,558	170,310
	Louisiana-Pacific Corp.	2,052,693	168,998
	Maximus Inc.	1,930,160	165,415
*	BILL Holdings Inc.	3,136,330	165,034
*	AeroVironment Inc.	896,255	163,262
	Ryder System Inc.	1,313,554	162,723
	Federal Signal Corp.	1,943,327	162,598
	MDU Resources Group Inc.	6,405,942	160,789
	Watts Water Technologies Inc. Class A	865,300	158,670
	Air Lease Corp. Class A	3,329,106	158,232
	Sealed Air Corp.	4,544,377	158,099
	Sonoco Products Co.	3,098,376	157,150
	Atkore Inc.	1,162,474	156,853
	Armstrong World Industries Inc.	1,379,569	156,222
*	Modine Manufacturing Co.	1,559,020	156,198
	Installed Building Products Inc.	755,572	155,406
	Brunswick Corp.	2,105,696	153,232
	HEICO Corp.	680,151	152,089
	Moog Inc. Class A	909,050	152,084
	Exponent Inc.	1,591,186	151,354
*	ExlService Holdings Inc.	4,805,957	150,715
*	Dycom Industries Inc.	883,643	149,124
	GATX Corp.	1,121,356	148,423
*,1	Shift4 Payments Inc. Class A	1,974,597	144,837
*	Itron Inc.	1,439,117	142,415
*	Summit Materials Inc. Class A	3,884,949	142,228
*	Euronet Worldwide Inc.	1,369,075	141,699
	Brink's Co.	1,343,989	137,625
	Encore Wire Corp.	473,555	137,250
*	Verra Mobility Corp. Class A	4,947,492	134,572
	EnerSys	1,286,334	133,161
	Matson Inc.	1,016,162	133,087
	HB Fuller Co.	1,705,661	131,268
	CSW Industrials Inc.	494,120	131,095
	Western Union Co.	10,618,352	129,756
*	ACI Worldwide Inc.	3,270,934	129,496
	Zurn Elkay Water Solutions Corp.	4,368,507	128,434
*	Knife River Corp.	1,783,942	125,126
*	ASGN Inc.	1,391,296	122,671
	Belden Inc.	1,292,808	121,265
*	Spirit AeroSystems Holdings Inc. Class A	3,680,543	120,979
	Franklin Electric Co. Inc.	1,251,528	120,547
	Otter Tail Corp.	1,313,326	115,034
	MSC Industrial Direct Co. Inc. Class A	1,430,623	113,463
	Herc Holdings Inc.	847,674	112,987
*	CBIZ Inc.	1,501,460	111,258
	Terex Corp.	2,024,895	111,045
	Korn Ferry	1,634,194	109,720
*	Sterling Infrastructure Inc.	920,025	108,876
	Kadant Inc.	369,572	108,573
	Silgan Holdings Inc.	2,513,144	106,381
*	Gates Industrial Corp. plc	6,600,360	104,352
	ManpowerGroup Inc.	1,478,285	103,184
	Insperity Inc.	1,118,094	101,981
*	GMS Inc.	1,262,961	101,807
	ABM Industries Inc.	1,972,889	99,769
*	Alight Inc. Class A	13,222,400	97,581
37

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Enpro Inc.	660,335	96,125
	TriNet Group Inc.	959,213	95,921
*	RXO Inc.	3,659,709	95,701
	John Bean Technologies Corp.	991,038	94,119
	Crane NXT Co.	1,519,765	93,344
	ADT Inc.	12,219,768	92,870
*	Kratos Defense & Security Solutions Inc.	4,590,831	91,863
	Hillenbrand Inc.	2,252,520	90,146
	Brady Corp. Class A	1,360,945	89,850
	Mueller Water Products Inc. Class A	4,940,179	88,528
	ICF International Inc.	594,193	88,214
	Griffon Corp.	1,377,861	87,990
	International Seaways Inc.	1,460,866	86,381
	ESCO Technologies Inc.	819,148	86,043
	Granite Construction Inc.	1,385,574	85,864
*	Resideo Technologies Inc.	4,380,303	85,679
	Albany International Corp. Class A	988,395	83,470
	McGrath RentCorp	775,563	82,636
	UniFirst Corp.	479,095	82,179
	Hub Group Inc. Class A	1,871,389	80,563
	Primoris Services Corp.	1,593,456	79,498
	Trinity Industries Inc.	2,619,110	78,364
*	AAR Corp.	1,062,508	77,244
	ArcBest Corp.	717,120	76,789
*	Atmus Filtration Technologies Inc.	2,624,355	75,529
*	Marqeta Inc. Class A	13,621,647	74,647
*,1	Bloom Energy Corp. Class A	6,007,570	73,533
	Patrick Industries Inc.	669,436	72,667
*	OSI Systems Inc.	524,928	72,188
*	Construction Partners Inc. Class A	1,307,399	72,182
	EVERTEC Inc.	2,080,893	69,190
*	MYR Group Inc.	501,618	68,075
	Bread Financial Holdings Inc.	1,526,477	68,020
*	Gibraltar Industries Inc.	984,918	67,516
	AZZ Inc.	868,933	67,125
*,1	Aurora Innovation Inc. Class A	24,088,255	66,724
	Werner Enterprises Inc.	1,849,969	66,284
*,1	Joby Aviation Inc.	12,841,523	65,492
*,1	Enovix Corp.	4,205,714	65,020
	Enerpac Tool Group Corp. Class A	1,686,016	64,372
*	Leonardo DRS Inc.	2,473,996	63,112
*	Mirion Technologies Inc. Class A	5,828,072	62,594
	Barnes Group Inc.	1,509,185	62,495
*	AMN Healthcare Services Inc.	1,204,524	61,708
	Standex International Corp.	382,201	61,592
	Tennant Co.	623,675	61,395
*	AvidXchange Holdings Inc.	5,086,619	61,345
*	NCR Atleos Corp.	2,258,959	61,037
*	Masterbrand Inc.	4,082,152	59,926
*	Flywire Corp.	3,633,003	59,545
	Kennametal Inc.	2,494,135	58,712
*	Aspen Aerogels Inc.	2,413,173	57,554
	Napco Security Technologies Inc.	1,095,759	56,925
*	Remitly Global Inc.	4,668,065	56,577
*	Janus International Group Inc.	4,456,914	56,291
	Alamo Group Inc.	323,082	55,893
*	Blue Bird Corp.	1,019,311	54,890
*	Hillman Solutions Corp.	6,098,163	53,969
*	O-I Glass Inc.	4,800,005	53,424
*	Hayward Holdings Inc.	4,336,405	53,338
*	Huron Consulting Group Inc.	528,826	52,089
	UL Solutions Inc. Class A	1,229,333	51,866
*	Donnelley Financial Solutions Inc.	858,835	51,204
	Vestis Corp.	4,154,751	50,813
*,1	Rocket Lab USA Inc.	10,479,007	50,299
	Helios Technologies Inc.	1,020,650	48,736
	Greif Inc. Class A	838,502	48,189
*	Payoneer Global Inc.	8,673,865	48,053
	Greenbrier Cos. Inc.	964,603	47,796
*	Cimpress plc	502,425	44,017
38

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	CoreCivic Inc.	3,381,457	43,891
	H&E Equipment Services Inc.	992,595	43,843
*	Mercury Systems Inc.	1,603,432	43,277
*	Montrose Environmental Group Inc.	962,560	42,892
	VSE Corp.	485,058	42,821
	Apogee Enterprises Inc.	680,702	42,772
	Lindsay Corp.	347,699	42,725
*	NV5 Global Inc.	454,226	42,229
*	American Woodmark Corp.	523,680	41,161
[1]	Powell Industries Inc.	283,024	40,586
*	JELD-WEN Holding Inc.	2,884,063	38,848
	Kforce Inc.	622,707	38,689
*	Legalzoom.com Inc.	4,453,560	37,365
*	Triumph Group Inc.	2,391,710	36,856
	REV Group Inc.	1,465,830	36,485
	CRA International Inc.	211,056	36,348
*	IES Holdings Inc.	251,636	35,060
	TriMas Corp.	1,348,329	34,463
	Marten Transport Ltd.	1,806,685	33,333
*	Thermon Group Holdings Inc.	1,028,883	31,648
	Argan Inc.	428,506	31,350
*	Transcat Inc.	260,450	31,171
	Columbus McKinnon Corp.	876,869	30,287
	Deluxe Corp.	1,340,058	30,098
	Wabash National Corp.	1,341,032	29,288
	Quanex Building Products Corp.	1,050,503	29,046
	Barrett Business Services Inc.	857,084	28,087
	Schneider National Inc. Class B	1,162,120	28,077
*,1	Symbotic Inc. Class A	785,428	27,616
*	Tutor Perini Corp.	1,265,687	27,567
	FTAI Infrastructure Inc.	3,193,015	27,556
	Pitney Bowes Inc.	5,282,319	26,834
*	Air Transport Services Group Inc.	1,931,929	26,796
*	Repay Holdings Corp. Class A	2,454,458	25,919
	First Advantage Corp.	1,560,757	25,081
*	Proto Labs Inc.	810,910	25,049
	Gorman-Rupp Co.	675,897	24,812
	Bel Fuse Inc. Class B	379,733	24,774
*	Ducommun Inc.	422,398	24,524
*,1	PureCycle Technologies Inc.	4,127,199	24,433
*	CECO Environmental Corp.	844,380	24,360
*	BlueLinx Holdings Inc.	258,516	24,065
*	BrightView Holdings Inc.	1,778,482	23,654
*	Vicor Corp.	699,365	23,191
	Cadre Holdings Inc.	687,939	23,087
*,1	Loar Holdings Inc.	428,126	22,866
	Perella Weinberg Partners Class A	1,405,691	22,843
*	Energy Recovery Inc.	1,710,399	22,731
	United States Lime & Minerals Inc.	61,740	22,485
	Astec Industries Inc.	743,210	22,044
*	International Money Express Inc.	1,048,961	21,860
*	DXP Enterprises Inc.	449,748	20,616
*	V2X Inc.	427,852	20,520
	Hyster-Yale Inc.	290,992	20,291
*,1	Archer Aviation Inc. Class A	5,649,318	19,886
	Kelly Services Inc. Class A	923,231	19,766
	Heidrick & Struggles International Inc.	581,447	18,362
*	Conduent Inc.	5,561,668	18,131
	Heartland Express Inc.	1,447,760	17,851
	Miller Industries Inc.	314,852	17,323
	Ennis Inc.	791,000	17,315
*	Sterling Check Corp.	1,169,921	17,315
	Insteel Industries Inc.	543,672	16,832
	Cass Information Systems Inc.	408,763	16,379
*	Limbach Holdings Inc.	286,069	16,286
*	Astronics Corp.	810,023	16,225
*	Great Lakes Dredge & Dock Corp.	1,846,491	16,212
	Douglas Dynamics Inc.	657,343	15,382
*	I3 Verticals Inc. Class A	695,229	15,351
*	Cross Country Healthcare Inc.	1,089,478	15,078
39

Total Stock Market Index Fund
		Shares	Market Value• ($000)
[1]	Forward Air Corp.	775,781	14,771
	Myers Industries Inc.	1,098,991	14,705
	Overseas Shipholding Group Inc. Class A	1,692,372	14,351
	Mesa Laboratories Inc.	159,376	13,829
	National Presto Industries Inc.	182,338	13,699
*	Green Dot Corp. Class A	1,447,285	13,677
*	Franklin Covey Co.	356,254	13,538
*	Bowman Consulting Group Ltd.	416,267	13,233
*	ZipRecruiter Inc. Class A	1,439,414	13,084
*	Cantaloupe Inc.	1,976,004	13,042
*	Moneylion Inc.	174,403	12,826
	LSI Industries Inc.	870,659	12,598
*	Manitowoc Co. Inc.	1,085,339	12,514
*,1	Nikola Corp.	1,517,861	12,431
	Luxfer Holdings plc	1,056,300	12,243
	Pactiv Evergreen Inc.	1,070,116	12,114
	Resources Connection Inc.	1,080,231	11,926
*,1	Centuri Holdings Inc.	601,970	11,726
	Shyft Group Inc.	966,234	11,460
*	Titan International Inc.	1,529,329	11,332
*	Willdan Group Inc.	386,221	11,143
	Allient Inc.	433,848	10,963
*	Hudson Technologies Inc.	1,219,485	10,719
*	Graham Corp.	378,043	10,646
*	Vishay Precision Group Inc.	348,522	10,609
	Covenant Logistics Group Inc. Class A	209,939	10,348
*	Titan Machinery Inc.	641,694	10,203
*	CryoPort Inc.	1,440,275	9,952
*	TrueBlue Inc.	943,908	9,722
*	Distribution Solutions Group Inc.	319,525	9,586
	Universal Logistics Holdings Inc.	231,011	9,377
*,1	Sezzle Inc.	106,000	9,351
*	Paymentus Holdings Inc. Class A	482,682	9,171
*	Radiant Logistics Inc.	1,604,349	9,129
*	FARO Technologies Inc.	567,800	9,085
*	Orion Group Holdings Inc.	940,867	8,948
*	L B Foster Co. Class A	413,864	8,906
*	Ranpak Holdings Corp. Class A	1,351,532	8,690
	Park Aerospace Corp.	613,901	8,398
	Kronos Worldwide Inc.	667,373	8,376
*,1	Target Hospitality Corp.	959,098	8,354
*,1	Custom Truck One Source Inc.	1,834,182	7,979
*	TaskUS Inc. Class A	576,204	7,669
*,1	Proficient Auto Logistics Inc.	475,277	7,633
*,1	Evolv Technologies Holdings Inc.	2,978,849	7,596
*,1	Eos Energy Enterprises Inc.	5,756,236	7,310
*,1	Hyliion Holdings Corp.	4,320,482	6,999
	Park-Ohio Holdings Corp.	268,028	6,939
*	Acacia Research Corp.	1,366,267	6,845
*	Iteris Inc.	1,520,840	6,585
[1]	Alta Equipment Group Inc.	816,010	6,561
*	Mistras Group Inc.	779,749	6,464
*,1	Intuitive Machines Inc.	1,952,842	6,444
*	Gencor Industries Inc.	332,994	6,440
	Karat Packaging Inc.	217,229	6,426
*	Performant Financial Corp.	2,207,671	6,402
*	Blade Air Mobility Inc.	1,782,888	6,204
*	Forrester Research Inc.	360,304	6,154
*	AerSale Corp.	888,167	6,146
	Quad/Graphics Inc.	1,105,270	6,024
*,1	Spire Global Inc.	492,246	5,336
*	Mayville Engineering Co. Inc.	318,534	5,307
*,1	Redwire Corp.	737,344	5,287
*,1	Byrna Technologies Inc.	503,354	5,024
*,1	Virgin Galactic Holdings Inc.	595,182	5,017
*	Commercial Vehicle Group Inc.	1,007,798	4,938
	Willis Lease Finance Corp.	69,352	4,806
*	Concrete Pumping Holdings Inc.	795,293	4,780
	Twin Disc Inc.	395,659	4,661
*	CS Disco Inc.	770,155	4,590
40

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Atlanticus Holdings Corp.	160,278	4,517
*	Paysign Inc.	994,857	4,288
	Information Services Group Inc.	1,422,145	4,181
*	CPI Card Group Inc.	143,851	3,920
*	Core Molding Technologies Inc.	241,857	3,855
*	Skye Bioscience Inc.	477,100	3,822
	TTEC Holdings Inc.	645,313	3,794
*	Ultralife Corp.	348,051	3,696
*,1	Smith-Midland Corp.	132,408	3,666
*	SoundThinking Inc.	299,290	3,645
*,1	Rekor Systems Inc.	2,338,714	3,625
*,1	BlackSky Technology Inc. Class A	3,375,134	3,611
*,1	Luna Innovations Inc.	1,113,617	3,564
	ARC Document Solutions Inc.	1,338,175	3,533
*,1	DHI Group Inc.	1,661,442	3,472
[1]	CompoSecure Inc. Class A	505,739	3,439
*	PAM Transportation Services Inc.	196,206	3,408
*,1	Terran Orbital Corp.	3,974,706	3,259
[1]	EVI Industries Inc.	163,732	3,098
	BGSF Inc.	359,805	3,076
*	RCM Technologies Inc.	159,719	2,990
	Hurco Cos. Inc.	194,691	2,971
*,1	Desktop Metal Inc. Class A	706,082	2,916
*,1	Odyssey Marine Exploration Inc. Class B	585,016	2,855
*	Manitex International Inc.	640,610	2,838
*,1	Babcock & Wilcox Enterprises Inc.	1,843,405	2,673
*,1	Microvast Holdings Inc.	5,814,973	2,652
*	VirTra Inc.	332,423	2,556
*	Alpha Pro Tech Ltd.	462,840	2,546
*	Priority Technology Holdings Inc.	479,587	2,532
*,1	374Water Inc.	2,084,515	2,501
*	Broadwind Inc.	689,278	2,261
*	Innovative Solutions & Support Inc.	376,482	2,259
*,1	Skillsoft Corp.	157,227	2,174
*	Research Solutions Inc.	846,894	2,160
*,1	M-Tron Industries Inc.	59,732	2,103
[1]	HireQuest Inc.	168,702	2,084
*	Frequency Electronics Inc.	228,179	2,079
*,1	Mega Matrix Corp.	797,652	1,978
*	Hudson Global Inc.	107,683	1,789
*	Taylor Devices Inc.	39,700	1,786
*,1	Danimer Scientific Inc.	2,924,436	1,764
*	Where Food Comes From Inc.	133,053	1,611
*,1	Wrap Technologies Inc.	780,731	1,561
*,1	SKYX Platforms Corp.	1,592,981	1,513
*	LightPath Technologies Inc. Class A	1,199,048	1,511
*,1	Coda Octopus Group Inc.	222,690	1,342
*	FreightCar America Inc.	383,200	1,337
*	Lightbridge Corp.	383,955	1,294
*,1	Markforged Holding Corp.	3,063,363	1,256
*	GEE Group Inc.	3,870,957	1,187
*	Usio Inc.	757,304	1,159
*	Katapult Holdings Inc.	65,728	1,105
[1]	Espey Manufacturing & Electronics Corp.	51,950	1,104
*	IZEA Worldwide Inc.	426,395	1,002
*,1	INNOVATE Corp.	1,618,635	979
*	RF Industries Ltd.	249,088	869
*	Orion Energy Systems Inc.	781,379	867
*	Hydrofarm Holdings Group Inc.	1,239,122	855
*,1	Hyzon Motors Inc.	2,641,529	848
*	Team Inc.	88,315	784
*	CPI Aerostructures Inc.	308,430	762
*,1	Amprius Technologies Inc.	593,900	754
*,1	Sypris Solutions Inc.	365,527	702
*,1	Air T Inc.	32,860	701
*	TSR Inc.	50,537	677
*,1	Workhorse Group Inc.	419,586	659
*,1	Palladyne AI Corp.	406,368	650
*	Sono-Tek Corp.	158,428	613
*,1	Knightscope Inc. Class A	1,984,525	609
41

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Velo3D Inc.	172,442	573
*,1	Dragonfly Energy Holdings Corp.	610,200	516
*,1	ClearSign Technologies Corp.	603,165	503
*	Fuel Tech Inc.	459,067	491
*,1	Cepton Inc.	170,313	458
*,1	AppTech Payments Corp.	483,438	454
*	Pioneer Power Solutions Inc.	107,157	425
*,1	TOMI Environmental Solutions Inc.	484,669	425
*	Astrotech Corp.	38,881	353
	Taitron Components Inc. Class A	125,572	333
[1]	Bel Fuse Inc. Class A	3,626	293
*,1	Xos Inc.	39,983	276
*	LGL Group Inc.	44,469	239
*,1	Servotronics Inc.	19,533	232
*,1	Astra Space Inc. Class A	456,137	230
*	Jewett-Cameron Trading Co. Ltd.	39,728	196
*	AmpliTech Group Inc.	169,463	178
*	Optex Systems Holdings Inc.	23,999	173
*,1	DSS Inc.	70,030	120
*,1	Shimmick Corp.	53,073	82
*	SIFCO Industries Inc.	24,401	76
*,1	MSP Recovery Inc.	140,320	65
*	ENGlobal Corp.	47,390	64
*	Interlink Electronics Inc.	9,414	39
*	Shapeways Holdings Inc.	55,251	39
*	CISO Global Inc.	58,916	34
*,1	Akili Inc. Class A	73,135	32
*,1	Cheetah Net Supply Chain Service Inc. Class A	51,752	22
*	Electro-Sensors Inc.	4,306	17
*	Expion360 Inc.	9,380	9
*,1	Phoenix Motor Inc.	10,021	3
*	Professional Diversity Network Inc.	2,291	1
*,2	Patriot National Inc.	129,819	—
	Ardagh Group SA Class A	37	—
*,2	GCI Liberty Inc.	2,704,635	—
			199,654,534
Real Estate (2.6%)
	Prologis Inc.	29,268,409	3,287,135
	American Tower Corp.	14,760,326	2,869,112
	Equinix Inc.	3,001,321	2,270,799
	Welltower Inc.	18,870,378	1,967,237
	Digital Realty Trust Inc.	10,195,996	1,550,301
	Simon Property Group Inc.	9,775,716	1,483,954
	Realty Income Corp.	27,539,359	1,454,629
	Public Storage	5,005,956	1,439,963
	Crown Castle Inc.	13,744,657	1,342,853
	Extra Space Storage Inc.	6,680,235	1,038,175
*	CoStar Group Inc.	12,896,793	956,168
	AvalonBay Communities Inc.	4,481,568	927,192
	VICI Properties Inc. Class A	30,203,334	865,023
*	CBRE Group Inc. Class A	9,675,272	862,164
	Iron Mountain Inc.	9,279,082	831,591
	Equity Residential	11,377,128	788,890
	SBA Communications Corp. Class A	3,388,933	665,248
	Invitation Homes Inc.	18,353,392	658,703
	Ventas Inc.	12,833,239	657,832
	Weyerhaeuser Co.	23,107,679	656,027
	Alexandria Real Estate Equities Inc.	5,509,354	644,429
	Essex Property Trust Inc.	2,029,868	552,530
	Mid-America Apartment Communities Inc.	3,698,146	527,393
	Sun Communities Inc.	3,940,863	474,243
	Healthpeak Properties Inc.	22,157,713	434,291
	UDR Inc.	10,349,094	425,865
	Kimco Realty Corp.	21,315,757	414,805
	Host Hotels & Resorts Inc.	22,275,398	400,512
	WP Carey Inc.	6,942,331	382,175
	Gaming & Leisure Properties Inc.	8,187,040	370,136
	Camden Property Trust	3,355,646	366,135
	Regency Centers Corp.	5,840,406	363,273
42

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	American Homes 4 Rent Class A	9,735,309	361,764
	Equity LifeStyle Properties Inc.	5,319,634	346,468
	Lamar Advertising Co. Class A	2,764,735	330,469
	CubeSmart	7,136,826	322,370
*	Jones Lang LaSalle Inc.	1,500,217	307,965
	Rexford Industrial Realty Inc.	6,395,923	285,194
	Boston Properties Inc.	4,493,501	276,620
	Omega Healthcare Investors Inc.	7,753,385	265,553
	Federal Realty Investment Trust	2,615,891	264,127
	EastGroup Properties Inc.	1,518,569	258,309
	NNN REIT Inc.	5,786,792	246,517
	Americold Realty Trust Inc.	8,943,947	228,428
*	Zillow Group Inc. Class C	4,897,755	227,207
	Brixmor Property Group Inc.	9,505,462	219,481
	STAG Industrial Inc.	5,771,682	208,127
	First Industrial Realty Trust Inc.	4,188,265	198,984
	Agree Realty Corp.	3,206,544	198,613
	Healthcare Realty Trust Inc. Class A	11,865,172	195,538
	Terreno Realty Corp.	3,085,429	182,596
	Ryman Hospitality Properties Inc.	1,790,362	178,786
	Kite Realty Group Trust	6,951,918	155,584
	Essential Properties Realty Trust Inc.	5,574,072	154,458
	Vornado Realty Trust	5,400,666	141,984
	Rayonier Inc.	4,701,097	136,755
	Independence Realty Trust Inc.	7,219,845	135,300
	Phillips Edison & Co. Inc.	3,904,294	127,709
[1]	SL Green Realty Corp.	2,114,517	119,766
	Kilroy Realty Corp.	3,664,949	114,236
	CareTrust REIT Inc.	4,465,820	112,092
	Sabra Health Care REIT Inc.	7,206,729	110,984
	Cousins Properties Inc.	4,742,071	109,779
	Macerich Co.	6,827,095	105,410
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,547,070	104,993
	Apple Hospitality REIT Inc.	6,896,518	100,275
	PotlatchDeltic Corp.	2,516,275	99,116
	EPR Properties	2,353,866	98,815
	Innovative Industrial Properties Inc.	875,797	95,655
	Tanger Inc.	3,484,838	94,474
	Broadstone Net Lease Inc.	5,862,018	93,030
	Park Hotels & Resorts Inc.	6,193,105	92,773
	National Storage Affiliates Trust	2,162,738	89,148
	COPT Defense Properties	3,544,306	88,714
	National Health Investors Inc.	1,307,811	88,578
	Highwoods Properties Inc.	3,304,024	86,797
	SITE Centers Corp.	5,860,551	84,978
[1]	Medical Properties Trust Inc.	18,795,917	81,010
	LXP Industrial Trust	8,858,832	80,793
	DigitalBridge Group Inc.	5,486,751	75,169
*	Cushman & Wakefield plc	7,059,270	73,416
	Douglas Emmett Inc.	5,371,261	71,491
	Four Corners Property Trust Inc.	2,850,570	70,324
	Urban Edge Properties	3,736,736	69,018
	Sunstone Hotel Investors Inc.	6,525,251	68,254
	St. Joe Co.	1,204,076	65,863
	Outfront Media Inc.	4,495,483	64,285
*	Howard Hughes Holdings Inc.	947,351	61,407
*	Equity Commonwealth	3,152,452	61,158
*	GEO Group Inc.	4,121,737	59,188
*	Compass Inc. Class A	15,850,073	57,060
	Acadia Realty Trust	3,162,674	56,675
*	Zillow Group Inc. Class A	1,245,391	56,092
	DiamondRock Hospitality Co.	6,533,678	55,210
	Global Net Lease Inc.	7,141,433	52,490
	Pebblebrook Hotel Trust	3,747,576	51,529
	InvenTrust Properties Corp.	2,024,112	50,117
	LTC Properties Inc.	1,450,793	50,052
	Xenia Hotels & Resorts Inc.	3,270,803	46,871
	Retail Opportunity Investments Corp.	3,735,391	46,431
	RLJ Lodging Trust	4,613,796	44,431
	JBG SMITH Properties	2,914,405	44,386
43

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Elme Communities	2,742,961	43,695
	Newmark Group Inc. Class A	4,042,671	41,357
	NETSTREIT Corp.	2,446,092	39,382
	Getty Realty Corp.	1,461,549	38,965
	Alexander & Baldwin Inc.	2,296,537	38,949
	Easterly Government Properties Inc. Class A	3,049,122	37,718
	Empire State Realty Trust Inc. Class A	3,956,656	37,113
	Veris Residential Inc.	2,445,934	36,689
*	Opendoor Technologies Inc.	19,539,163	35,952
*	Apartment Investment & Management Co. Class A	4,230,306	35,069
	Kennedy-Wilson Holdings Inc.	3,453,288	33,566
	UMH Properties Inc.	1,965,774	31,433
	American Assets Trust Inc.	1,389,913	31,106
	Centerspace	449,687	30,412
[1]	American Healthcare REIT Inc.	2,080,180	30,391
	Plymouth Industrial REIT Inc.	1,388,100	29,678
	Service Properties Trust	5,434,087	27,931
	Piedmont Office Realty Trust Inc. Class A	3,848,607	27,902
	Paramount Group Inc.	5,809,540	26,898
[1]	eXp World Holdings Inc.	2,383,163	26,894
	NexPoint Residential Trust Inc.	677,978	26,787
	Brandywine Realty Trust	5,706,755	25,566
	Marcus & Millichap Inc.	756,543	23,846
*	Redfin Corp.	3,639,291	21,872
	Uniti Group Inc.	7,407,252	21,629
	Armada Hoffler Properties Inc.	1,922,159	21,317
	Diversified Healthcare Trust	6,804,956	20,755
	Whitestone REIT	1,556,615	20,719
	Hudson Pacific Properties Inc.	4,287,995	20,625
	Summit Hotel Properties Inc.	3,214,639	19,256
	Community Healthcare Trust Inc.	756,535	17,695
*	Forestar Group Inc.	539,784	17,268
	Global Medical REIT Inc.	1,893,281	17,191
	Farmland Partners Inc.	1,488,633	17,164
	Gladstone Commercial Corp.	1,198,333	17,100
	Alexander's Inc.	72,348	16,268
	Universal Health Realty Income Trust	405,941	15,889
	Saul Centers Inc.	414,107	15,227
	Gladstone Land Corp.	1,070,672	14,658
	CBL & Associates Properties Inc.	581,961	13,606
	One Liberty Properties Inc.	553,531	12,997
	Chatham Lodging Trust	1,482,231	12,629
	NET Lease Office Properties	503,093	12,386
[1]	CTO Realty Growth Inc.	683,273	11,930
[1]	Peakstone Realty Trust	1,086,903	11,521
	Bridge Investment Group Holdings Inc. Class A	1,517,732	11,262
*	Tejon Ranch Co.	637,627	10,878
[1]	Ares Commercial Real Estate Corp.	1,620,581	10,777
*	Anywhere Real Estate Inc.	3,247,835	10,750
*	FRP Holdings Inc.	353,227	10,074
	RMR Group Inc. Class A	444,426	10,044
	Postal Realty Trust Inc. Class A	650,162	8,667
	Alpine Income Property Trust Inc.	468,456	7,289
*	Stratus Properties Inc.	274,801	6,930
	Industrial Logistics Properties Trust	1,863,505	6,858
	Orion Office REIT Inc.	1,862,300	6,686
	BRT Apartments Corp.	370,032	6,464
	City Office REIT Inc.	1,199,497	5,974
*,1	Seritage Growth Properties Class A	1,151,332	5,377
	Braemar Hotels & Resorts Inc.	2,073,053	5,286
	RE/MAX Holdings Inc. Class A	615,343	4,984
*	Star Holdings	397,823	4,798
*	Maui Land & Pineapple Co. Inc.	208,674	4,601
	Franklin Street Properties Corp.	2,762,883	4,227
[1]	Office Properties Income Trust	1,641,000	3,348
	Modiv Industrial Inc. Class C	224,372	3,173
*	Douglas Elliman Inc.	2,506,832	2,908
*,1	Offerpad Solutions Inc.	568,364	2,512
*	AMREP Corp.	115,952	2,193
	Bluerock Homes Trust Inc.	109,382	1,914
44

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Global Self Storage Inc.	319,661	1,554
	Clipper Realty Inc.	405,295	1,463
	Creative Media & Community Trust Corp.	477,630	1,285
*,1	Ashford Hospitality Trust Inc.	1,094,028	1,063
*	Comstock Holding Cos. Inc. Class A	164,051	1,045
*,1	Altisource Portfolio Solutions SA	582,728	822
*	Rafael Holdings Inc. Class B	511,989	737
*	Fathom Holdings Inc.	347,914	598
*,1	Sotherly Hotels Inc.	340,105	391
*,2	Spirit MTA REIT	2,854,330	257
*,2	New York REIT Liquidating LLC	19,100	137
	Presidio Property Trust Inc. Class A	188,825	132
*,1	LuxUrban Hotels Inc.	343,277	80
*	CKX Lands Inc.	1,178	16
*,1	American Strategic Investment Co.	1,527	15
			42,580,592
Technology (35.1%)
	Microsoft Corp.	234,803,566	104,945,453
	Apple Inc.	460,237,779	96,935,281
	NVIDIA Corp.	738,344,877	91,215,126
	Meta Platforms Inc. Class A	69,234,356	34,909,347
	Alphabet Inc. Class A	185,855,788	33,853,632
	Alphabet Inc. Class C	150,562,334	27,616,143
	Broadcom Inc.	14,641,272	23,507,001
*	Advanced Micro Devices Inc.	51,071,273	8,284,271
*	Adobe Inc.	14,153,839	7,863,024
	Salesforce Inc.	29,080,240	7,476,530
	Oracle Corp.	52,082,789	7,354,090
	QUALCOMM Inc.	35,263,823	7,023,848
	Applied Materials Inc.	26,155,897	6,172,530
	Texas Instruments Inc.	28,760,038	5,594,690
	Intuit Inc.	8,387,395	5,512,280
*	ServiceNow Inc.	6,480,544	5,098,050
	International Business Machines Corp.	29,008,605	5,017,038
	Micron Technology Inc.	34,986,544	4,601,780
	Lam Research Corp.	4,129,940	4,397,767
	Intel Corp.	134,503,423	4,165,571
	Analog Devices Inc.	15,680,200	3,579,162
	KLA Corp.	4,252,863	3,506,528
*	Palo Alto Networks Inc.	10,228,734	3,467,643
*	Synopsys Inc.	4,840,573	2,880,431
*	Crowdstrike Holdings Inc. Class A	7,287,240	2,792,398
*	Cadence Design Systems Inc.	8,595,685	2,645,322
	Amphenol Corp. Class A	37,938,872	2,555,942
	Marvell Technology Inc.	27,379,006	1,913,793
	Roper Technologies Inc.	3,377,343	1,903,673
*	Autodesk Inc.	6,759,013	1,672,518
*	Palantir Technologies Inc. Class A	63,958,487	1,620,068
	Microchip Technology Inc.	16,970,435	1,552,795
*	Workday Inc. Class A	6,695,588	1,496,866
	TE Connectivity Ltd.	9,670,292	1,454,702
*	Super Micro Computer Inc.	1,572,740	1,288,625
*	Snowflake Inc. Class A	9,516,965	1,285,647
	Monolithic Power Systems Inc.	1,461,984	1,201,283
*	Fortinet Inc.	19,321,079	1,164,481
*	Datadog Inc. Class A	8,777,624	1,138,370
	Dell Technologies Inc. Class C	8,229,395	1,134,916
*	DoorDash Inc. Class A	10,256,430	1,115,694
	Cognizant Technology Solutions Corp. Class A	15,737,159	1,070,127
*	Gartner Inc.	2,326,695	1,044,826
	HP Inc.	29,413,888	1,030,074
	Vertiv Holdings Co. Class A	11,265,569	975,260
	CDW Corp.	4,247,024	950,654
	Corning Inc.	24,389,093	947,516
*	ON Semiconductor Corp.	13,612,905	933,165
*	HubSpot Inc.	1,530,995	902,966
*	ANSYS Inc.	2,764,488	888,783
*	Atlassian Corp. Class A	4,972,698	879,571
	Hewlett Packard Enterprise Co.	41,061,620	869,275
45

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	NetApp Inc.	6,536,611	841,916
*	Pinterest Inc. Class A	18,941,700	834,761
*	Western Digital Corp.	10,290,002	779,673
*	Cloudflare Inc. Class A	9,053,084	749,867
	Teradyne Inc.	4,939,199	732,434
*,1	MicroStrategy Inc. Class A	498,554	686,748
	Seagate Technology Holdings plc	6,616,142	683,249
*	Tyler Technologies Inc.	1,336,629	672,030
*	PTC Inc.	3,603,023	654,561
	Entegris Inc.	4,778,812	647,051
*	Pure Storage Inc. Class A	9,770,281	627,350
	Leidos Holdings Inc.	4,284,159	624,973
*	GoDaddy Inc. Class A	4,443,606	620,816
*	MongoDB Inc. Class A	2,191,685	547,834
*	Zscaler Inc.	2,845,780	546,930
*	Snap Inc. Class A	32,776,164	544,412
	Skyworks Solutions Inc.	5,060,798	539,380
*	AppLovin Corp. Class A	6,052,905	503,723
*	Manhattan Associates Inc.	1,944,155	479,584
*	Okta Inc. Class A	5,091,435	476,609
*	VeriSign Inc.	2,674,394	475,507
*	Zoom Video Communications Inc. Class A	7,489,712	443,316
*	Nutanix Inc. Class A	7,744,288	440,263
*	Akamai Technologies Inc.	4,823,882	434,535
	Gen Digital Inc.	16,796,933	419,587
	SS&C Technologies Holdings Inc.	6,630,947	415,561
*	Dynatrace Inc.	8,911,970	398,722
	Jabil Inc.	3,628,714	394,768
*	Guidewire Software Inc.	2,631,045	362,795
*	DocuSign Inc. Class A	6,514,004	348,499
*	Qorvo Inc.	3,002,355	348,393
*	Coherent Corp.	4,796,616	347,563
*	Onto Innovation Inc.	1,555,956	341,626
*	Toast Inc. Class A	12,926,629	333,119
*	EPAM Systems Inc.	1,743,821	328,030
*	F5 Inc.	1,853,638	319,252
*	Elastic NV	2,710,631	308,768
*	CACI International Inc. Class A	701,981	301,943
	Universal Display Corp.	1,420,899	298,744
*	Fabrinet	1,143,783	279,987
*	Twilio Inc. Class A	4,894,907	278,080
	KBR Inc.	4,274,426	274,162
*	Match Group Inc.	8,371,812	254,336
*	Lattice Semiconductor Corp.	4,331,246	251,169
	Bentley Systems Inc. Class B	5,024,802	248,024
	TD SYNNEX Corp.	2,069,510	238,821
*,1	Dayforce Inc.	4,711,586	233,695
	Paycom Software Inc.	1,570,824	224,691
*	SPS Commerce Inc.	1,171,363	220,404
*	Cirrus Logic Inc.	1,692,757	216,097
*	Procore Technologies Inc.	3,248,129	215,383
*	Samsara Inc. Class A	6,203,029	209,042
*	MACOM Technology Solutions Holdings Inc.	1,837,852	204,865
*	Insight Enterprises Inc.	1,028,385	203,990
*	Arrow Electronics Inc.	1,662,554	200,770
*	Rambus Inc.	3,397,974	199,665
*	Confluent Inc. Class A	6,607,238	195,112
	Science Applications International Corp.	1,636,333	192,351
*	Kyndryl Holdings Inc.	7,251,685	190,792
*	Novanta Inc.	1,139,286	185,829
*	SentinelOne Inc. Class A	8,649,732	182,077
*	Smartsheet Inc. Class A	4,117,269	181,489
*	Altair Engineering Inc. Class A	1,825,777	179,072
*	Gitlab Inc. Class A	3,536,235	175,822
*	Dropbox Inc. Class A	7,500,052	168,526
*	CommVault Systems Inc.	1,377,776	167,496
*	UiPath Inc. Class A	13,149,665	166,738
*	Tenable Holdings Inc.	3,814,108	166,219
*	Varonis Systems Inc. Class B	3,395,993	162,906
*	CCC Intelligent Solutions Holdings Inc.	14,562,604	161,791
46

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Aspen Technology Inc.	805,496	159,996
*	Qualys Inc.	1,106,941	157,850
*	Appfolio Inc. Class A	641,792	156,963
*	HashiCorp Inc. Class A	4,591,255	154,679
	Dolby Laboratories Inc. Class A	1,877,079	148,721
*	FormFactor Inc.	2,445,719	148,039
	Avnet Inc.	2,850,265	146,760
*	Axcelis Technologies Inc.	1,022,986	145,458
*	Unity Software Inc.	8,761,357	142,460
	Amkor Technology Inc.	3,515,395	140,686
*	Maplebear Inc.	4,241,139	136,310
*	Credo Technology Group Holding Ltd.	4,169,423	133,171
	Advanced Energy Industries Inc.	1,191,076	129,541
*	ZoomInfo Technologies Inc. Class A	10,118,747	129,216
	Power Integrations Inc.	1,787,266	125,448
*	Blackbaud Inc.	1,625,465	123,812
*	Parsons Corp.	1,481,798	121,226
*	Box Inc. Class A	4,312,036	114,010
*	Workiva Inc. Class A	1,531,466	111,782
	Concentrix Corp.	1,765,120	111,697
*	Q2 Holdings Inc.	1,846,682	111,410
*	Sanmina Corp.	1,674,253	110,919
*,1	Cleanspark Inc.	6,849,113	109,243
*	Impinj Inc.	690,345	108,225
*	Synaptics Inc.	1,226,526	108,180
*	Silicon Laboratories Inc.	958,570	106,047
*	Teradata Corp.	3,060,527	105,772
*	DXC Technology Co.	5,522,056	105,416
*	IAC Inc.	2,246,366	105,242
*	JFrog Ltd.	2,711,343	101,811
*	Five9 Inc.	2,296,756	101,287
	Dun & Bradstreet Holdings Inc.	10,673,249	98,834
*	Diodes Inc.	1,364,545	98,152
*	Envestnet Inc.	1,557,063	97,457
*,1	C3.ai Inc. Class A	3,350,587	97,033
*	Alarm.com Holdings Inc.	1,493,125	94,873
*	Plexus Corp.	879,387	90,735
*	Zeta Global Holdings Corp. Class A	5,116,111	90,299
*,1	Wolfspeed Inc.	3,955,194	90,020
	Vishay Intertechnology Inc.	3,987,769	88,927
*	Rapid7 Inc.	2,000,989	86,503
*	BlackLine Inc.	1,752,910	84,929
*	Freshworks Inc. Class A	6,621,543	84,027
*	Veeco Instruments Inc.	1,789,141	83,571
*	Perficient Inc.	1,114,763	83,373
*	DoubleVerify Holdings Inc.	4,267,944	83,097
*	Squarespace Inc. Class A	1,897,877	82,804
*	Ziff Davis Inc.	1,493,071	82,194
*	nCino Inc.	2,571,703	80,880
*	Agilysys Inc.	773,183	80,519
	Pegasystems Inc.	1,322,204	80,033
*	Yelp Inc. Class A	2,058,382	76,057
	Progress Software Corp.	1,374,405	74,575
*	IPG Photonics Corp.	875,072	73,847
*	Rogers Corp.	583,780	70,410
*	Cargurus Inc. Class A	2,665,239	69,829
*	RingCentral Inc. Class A	2,474,549	69,782
*	Allegro MicroSystems Inc.	2,432,871	68,704
*	Ultra Clean Holdings Inc.	1,374,477	67,349
*	Ambarella Inc.	1,238,173	66,799
*	SiTime Corp.	535,480	66,603
*	Braze Inc. Class A	1,689,526	65,621
*	Vertex Inc. Class A	1,739,497	62,709
*	ePlus Inc.	848,735	62,535
*	Informatica Inc. Class A	2,024,947	62,530
*	TTM Technologies Inc.	3,186,021	61,904
*	Semtech Corp.	2,050,125	61,258
*	LiveRamp Holdings Inc.	1,975,667	61,127
*	PagerDuty Inc.	2,645,753	60,667
*	DigitalOcean Holdings Inc.	1,743,318	60,580
47

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Verint Systems Inc.	1,856,728	59,787
*	Intapp Inc.	1,531,255	56,151
*,1	Core Scientific Inc.	5,973,676	55,555
*	Magnite Inc.	4,152,073	55,181
	Clear Secure Inc. Class A	2,878,245	53,852
*	NCR Voyix Corp.	4,339,382	53,591
*,1	Reddit Inc. Class A	834,978	53,347
*	Sprout Social Inc. Class A	1,486,448	53,036
*	PAR Technology Corp.	1,107,773	52,165
*,1	Klaviyo Inc. Class A	2,052,718	51,092
	CTS Corp.	965,304	48,873
*	Photronics Inc.	1,931,215	47,643
*	Cohu Inc.	1,431,244	47,374
*	MaxLinear Inc. Class A	2,337,568	47,079
*	AvePoint Inc.	4,401,501	45,864
*	Everbridge Inc.	1,303,478	45,609
*,1	Astera Labs Inc.	720,443	43,594
*	Zuora Inc. Class A	4,343,334	43,129
	Benchmark Electronics Inc.	1,075,905	42,455
*	Upwork Inc.	3,916,144	42,099
	Xerox Holdings Corp.	3,535,202	41,079
*	PDF Solutions Inc.	1,125,211	40,935
*	Appian Corp. Class A	1,307,249	40,342
*	Alkami Technology Inc.	1,414,906	40,297
*	Asana Inc. Class A	2,841,063	39,746
*	Jamf Holding Corp.	2,396,786	39,547
*	Schrodinger Inc.	2,006,168	38,799
*	NetScout Systems Inc.	2,117,558	38,730
*,1	Hut 8 Corp.	2,539,969	38,074
*,1	Terawulf Inc.	8,513,018	37,883
*	Ichor Holdings Ltd.	981,984	37,856
*,1	SoundHound AI Inc. Class A	9,472,098	37,415
*	PROS Holdings Inc.	1,297,346	37,169
*	Matterport Inc.	8,298,871	37,096
*,1	IonQ Inc.	5,218,688	36,687
	CSG Systems International Inc.	866,262	35,664
*	SMART Global Holdings Inc.	1,541,595	35,256
	Adeia Inc.	3,133,891	35,053
*	ACM Research Inc. Class A	1,492,308	34,413
*	Sprinklr Inc. Class A	3,570,632	34,349
*	ScanSource Inc.	724,619	32,108
[1]	Shutterstock Inc.	812,322	31,437
*	N-able Inc.	1,990,562	30,316
*	Bumble Inc. Class A	2,882,099	30,291
	A10 Networks Inc.	2,177,614	30,160
*	E2open Parent Holdings Inc.	6,679,626	29,992
*	Diebold Nixdorf Inc.	768,681	29,579
*	Paycor HCM Inc.	2,306,760	29,296
*	Fastly Inc. Class A	3,934,486	28,997
*,1	Trump Media & Technology Group Corp.	868,400	28,440
*,1	Rubrik Inc. Class A	893,387	27,391
*,1	indie Semiconductor Inc. Class A	4,416,823	27,252
*	PubMatic Inc. Class A	1,294,980	26,301
*	TechTarget Inc.	803,304	25,039
*,1	Cipher Mining Inc.	5,952,937	24,705
*	Alpha & Omega Semiconductor Ltd.	652,197	24,373
	Simulations Plus Inc.	494,699	24,052
	PC Connection Inc.	347,109	22,284
*	SEMrush Holdings Inc. Class A	1,559,918	20,887
*	NerdWallet Inc. Class A	1,360,443	19,862
*	Couchbase Inc.	1,058,836	19,334
*	EverQuote Inc. Class A	907,810	18,937
	SolarWinds Corp.	1,564,560	18,853
*	Amplitude Inc. Class A	2,104,813	18,733
*	Daktronics Inc.	1,327,118	18,513
*	Vimeo Inc.	4,771,784	17,799
*	Grid Dynamics Holdings Inc.	1,669,314	17,545
*,1	BigCommerce Holdings Inc.	2,115,072	17,048
*	Yext Inc.	3,131,558	16,754
*	Nextdoor Holdings Inc.	5,919,104	16,455
48

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Digimarc Corp.	519,938	16,123
*,1	Ibotta Inc. Class A	214,089	16,091
*,1	Rumble Inc.	2,893,237	16,057
*,1	Applied Digital Corp.	2,689,689	16,004
*,1	Navitas Semiconductor Corp. Class A	3,999,100	15,716
*,1	Blend Labs Inc. Class A	6,632,335	15,652
*	Mitek Systems Inc.	1,393,659	15,581
*	OneSpan Inc.	1,194,874	15,318
	Hackett Group Inc.	690,939	15,007
*,1	Xometry Inc. Class A	1,297,641	15,001
*	Kimball Electronics Inc.	678,438	14,912
*,1	Vivid Seats Inc. Class A	2,534,441	14,573
*	Olo Inc. Class A	3,222,566	14,244
*	nLight Inc.	1,266,724	13,845
*	CEVA Inc.	705,138	13,602
*	MeridianLink Inc.	624,948	13,349
*,1	SmartRent Inc. Class A	5,430,046	12,978
*	3D Systems Corp.	4,172,819	12,811
*,1	Innodata Inc.	862,549	12,792
*	Weave Communications Inc.	1,415,597	12,769
*	MediaAlpha Inc. Class A	947,014	12,472
*	Eventbrite Inc. Class A	2,495,705	12,079
*,1	Groupon Inc. Class A	774,725	11,853
	Methode Electronics Inc.	1,099,754	11,382
*	Planet Labs PBC	6,073,764	11,297
*	Bandwidth Inc. Class A	668,484	11,284
	NVE Corp.	151,011	11,279
*,1	Getty Images Holdings Inc.	3,246,281	10,583
*,1	Aehr Test Systems	860,409	9,611
*	Consensus Cloud Solutions Inc.	544,925	9,362
*,1	Ouster Inc.	944,870	9,288
	American Software Inc. Class A	1,015,337	9,270
*	Thoughtworks Holding Inc.	2,941,505	8,354
*	Enfusion Inc. Class A	971,642	8,278
*	Unisys Corp.	1,999,926	8,260
*	Definitive Healthcare Corp. Class A	1,511,094	8,251
	Climb Global Solutions Inc.	129,613	8,141
*	TrueCar Inc.	2,574,147	8,057
*	Red Violet Inc.	312,144	7,928
	Immersion Corp.	810,891	7,631
*	Domo Inc. Class B	984,533	7,601
[1]	ReposiTrak Inc.	446,617	6,829
*	Rimini Street Inc.	2,196,424	6,743
*	ON24 Inc.	1,112,442	6,686
*	Telos Corp.	1,646,480	6,619
*,1	MicroVision Inc.	6,191,213	6,563
*	Innovid Corp.	3,547,555	6,563
*,1	SkyWater Technology Inc.	815,617	6,239
*	eGain Corp.	978,618	6,175
*	Arteris Inc.	817,251	6,138
*	Asure Software Inc.	703,908	5,913
*	Backblaze Inc. Class A	949,303	5,848
*,1	Silvaco Group Inc.	314,640	5,657
*,1	NextNav Inc.	692,278	5,614
*	AXT Inc.	1,624,038	5,489
*,1	Tucows Inc. Class A	280,738	5,424
*	Digital Turbine Inc.	3,215,408	5,338
*,1	Rackspace Technology Inc.	1,693,613	5,047
*	Viant Technology Inc. Class A	487,306	4,810
*	inTEST Corp.	472,095	4,664
*,1	CoreCard Corp.	314,332	4,586
	Richardson Electronics Ltd.	365,090	4,341
[1]	CSP Inc.	278,890	4,155
*,1	QuickLogic Corp.	392,792	4,081
*	1stdibs.com Inc.	880,788	3,955
*	Synchronoss Technologies Inc.	422,273	3,927
*	AstroNova Inc.	251,308	3,880
*,1	FiscalNote Holdings Inc.	2,644,812	3,861
*,1	Porch Group Inc.	2,495,034	3,768
*,1	AudioEye Inc.	211,717	3,728
49

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Rigetti Computing Inc.	3,420,163	3,660
*,1	Cerence Inc.	1,272,905	3,602
*	Identiv Inc.	822,415	3,536
*	DLH Holdings Corp.	327,281	3,456
*	WM Technology Inc.	3,203,513	3,332
*	Everspin Technologies Inc.	527,987	3,163
*	Brightcove Inc.	1,296,666	3,073
*	Kaltura Inc.	2,537,683	3,045
*,1	Intevac Inc.	787,352	3,039
*,1	Atomera Inc.	794,782	3,028
*	Kopin Corp.	3,418,996	2,872
*	Amtech Systems Inc.	477,101	2,796
*	Upland Software Inc.	980,074	2,440
*	Pixelworks Inc.	2,464,577	2,423
*,1	Intellicheck Inc.	685,145	2,343
*,1	BigBear.ai Holdings Inc.	1,514,220	2,286
*,1	Veritone Inc.	999,603	2,259
*	Expensify Inc. Class A	1,431,920	2,134
*,1	Aeva Technologies Inc.	759,242	1,913
*	SecureWorks Corp. Class A	263,152	1,842
*	DecisionPoint Systems Inc.	179,250	1,828
*,1	comScore Inc.	118,989	1,688
*,1	Skillz Inc. Class A	226,530	1,627
*,1	Steel Connect Inc.	126,263	1,621
*	GSI Technology Inc.	574,548	1,523
*,1	KULR Technology Group Inc.	3,842,925	1,518
*,1	BuzzFeed Inc. Class A	527,006	1,455
*,1	LivePerson Inc.	2,488,033	1,444
*	Zedge Inc. Class B	455,536	1,389
*,1	Stronghold Digital Mining Inc. Class A	317,829	1,364
*	Quantum Corp.	3,321,825	1,359
*,1	authID Inc.	123,339	1,280
*	Aware Inc.	646,876	1,274
*,1	Phunware Inc.	224,615	1,233
*	One Stop Systems Inc.	498,283	1,201
*	Key Tronic Corp.	295,513	1,197
*	NetSol Technologies Inc.	448,836	1,140
*,1	Flux Power Holdings Inc.	359,465	1,118
*	WidePoint Corp.	265,533	1,113
*,1	Edgio Inc.	100,478	1,097
[1]	QXO Inc.	14,848	1,066
*	TransAct Technologies Inc.	269,345	1,015
*	Inuvo Inc.	3,857,320	991
*,1	Wag! Group Co.	618,224	989
*	Issuer Direct Corp.	110,039	863
*,1	iPower Inc.	386,294	804
*,1	VirnetX Holding Corp.	116,102	790
*,1	Data Storage Corp.	118,119	775
*	CVD Equipment Corp.	198,073	771
*,1	Quantum Computing Inc.	1,534,269	771
*,1	Beachbody Co. Inc.	88,367	745
*,1	Creative Realities Inc.	157,780	740
*,1	PSQ Holdings Inc.	188,898	712
*	Mastech Digital Inc.	91,726	688
*	Trio-Tech International	108,490	661
*,1	Griid Infrastructure Inc.	619,000	656
*	SigmaTron International Inc.	114,224	639
*,1	Urgent.ly Inc.	371,509	639
*	Data I/O Corp.	213,344	589
*,1	Paltalk Inc.	139,156	559
*,1	Smith Micro Software Inc.	251,213	555
*,1	Vroom Inc.	54,150	505
*,1	Sphere 3D Corp.	450,035	486
*	Streamline Health Solutions Inc.	1,027,543	474
*,1	Duos Technologies Group Inc.	158,934	455
*	Glimpse Group Inc.	437,150	446
*,1	KORE Group Holdings Inc.	1,047,448	444
*,1	Nutex Health Inc.	685,683	408
*,1	BTCS Inc.	280,193	387
*,1	Direct Digital Holdings Inc. Class A	90,848	366
50

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Greenidge Generation Holdings Inc. Class A	134,326	361
*,1	Alpine 4 Holdings Inc.	649,415	312
*	Bridgeline Digital Inc.	255,869	235
*	System1 Inc.	119,611	182
*,1	CYNGN Inc.	2,183,137	160
*,1	VerifyMe Inc.	111,645	157
*,1	Arena Group Holdings Inc.	140,920	109
*	Nortech Systems Inc.	7,478	102
*,1	Presto Automation Inc.	1,445,442	101
*,1	Intellinetics Inc.	11,563	74
*	MariaDB plc	44,832	24
			579,852,785
Telecommunications (1.9%)
	Cisco Systems Inc.	115,092,743	5,468,056
	Verizon Communications Inc.	119,751,444	4,938,550
	Comcast Corp. Class A	123,614,151	4,840,730
	AT&T Inc.	226,437,780	4,327,226
	T-Mobile US Inc.	16,661,388	2,935,403
*	Arista Networks Inc.	7,919,257	2,775,541
	Motorola Solutions Inc.	5,261,367	2,031,151
*	Charter Communications Inc. Class A	2,972,619	888,694
	Juniper Networks Inc.	10,291,465	375,227
*	Roku Inc. Class A	3,967,126	237,750
*	Ciena Corp.	4,570,155	220,190
*	Frontier Communications Parent Inc.	7,785,850	203,834
*	Liberty Broadband Corp. Class C	3,679,393	201,704
*	Lumentum Holdings Inc.	2,107,629	107,320
[1]	InterDigital Inc.	801,282	93,397
	Iridium Communications Inc.	3,474,198	92,483
	Cogent Communications Holdings Inc.	1,386,949	78,279
*	EchoStar Corp. Class A	3,788,422	67,472
*	Calix Inc.	1,786,160	63,284
[1]	Telephone & Data Systems Inc.	2,860,362	59,295
*	Extreme Networks Inc.	3,822,848	51,417
[1]	Cable One Inc.	137,012	48,502
*	Viavi Solutions Inc.	6,964,149	47,844
*	Viasat Inc.	3,588,988	45,580
*	Harmonic Inc.	3,815,084	44,904
*,1	AST SpaceMobile Inc. Class A	3,717,699	43,163
*	Infinera Corp.	7,055,174	42,966
*	Lumen Technologies Inc.	31,482,425	34,631
*	Liberty Broadband Corp. Class A	527,571	28,805
*	Globalstar Inc.	23,270,826	26,063
	Shenandoah Telecommunications Co.	1,567,557	25,598
*	Digi International Inc.	1,080,332	24,772
*	United States Cellular Corp.	443,284	24,744
	IDT Corp. Class B	646,357	23,217
*	Gogo Inc.	2,072,895	19,941
*	Anterix Inc.	415,431	16,447
*	Clearfield Inc.	407,264	15,704
*	Powerfleet Inc.	3,176,137	14,515
*,1	Altice USA Inc. Class A	6,820,954	13,915
*	NETGEAR Inc.	888,099	13,588
	ADTRAN Holdings Inc.	2,177,265	11,452
*,1	fuboTV Inc.	8,985,357	11,142
*,1	Applied Optoelectronics Inc.	1,342,926	11,133
*,1	Lightwave Logic Inc.	3,687,391	11,025
*	Xperi Inc.	1,302,112	10,690
*	Aviat Networks Inc.	354,894	10,182
*	Consolidated Communications Holdings Inc.	2,211,019	9,729
*	Ribbon Communications Inc.	2,700,143	8,884
*	WideOpenWest Inc.	1,566,960	8,477
*	8x8 Inc.	3,698,543	8,211
*	CommScope Holding Co. Inc.	6,519,315	8,019
	Spok Holdings Inc.	539,239	7,986
*	Ooma Inc.	729,720	7,246
	ATN International Inc.	315,238	7,187
*	Lantronix Inc.	942,727	3,347
*,1	Inseego Corp.	304,111	3,242
51

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	KVH Industries Inc.	623,125	2,898
*	Genasys Inc.	1,282,730	2,713
*,1	Comtech Telecommunications Corp.	863,562	2,617
*	Airgain Inc.	355,805	2,149
*,1	SurgePays Inc.	371,912	1,186
*	Crexendo Inc.	345,906	1,088
*,1	Cambium Networks Corp.	375,529	1,048
*	BK Technologies Corp.	81,621	1,045
	Network-1 Technologies Inc.	570,833	1,016
*,1	DZS Inc.	641,747	751
*	Optical Cable Corp.	122,058	331
*,1	Akoustis Technologies Inc.	2,194,754	289
	ClearOne Inc.	369,718	240
*,1	Sonim Technologies Inc.	239,926	240
*,1	NextPlat Corp.	33,100	36
*,1,2	FTE Networks Inc.	84,180	—
			30,767,501
Utilities (2.6%)
	NextEra Energy Inc.	64,947,323	4,598,920
	Waste Management Inc.	12,657,220	2,700,291
	Southern Co.	34,581,080	2,682,454
	Duke Energy Corp.	24,379,063	2,443,514
	Constellation Energy Corp.	9,950,780	1,992,843
	Sempra	19,996,419	1,520,928
	American Electric Power Co. Inc.	16,641,865	1,460,157
	PG&E Corp.	82,707,283	1,444,069
	Waste Connections Inc.	8,138,711	1,427,204
	Dominion Energy Inc.	26,482,806	1,297,658
	Republic Services Inc. Class A	6,467,833	1,256,959
	Public Service Enterprise Group Inc.	15,748,294	1,160,649
	Exelon Corp.	31,591,371	1,093,377
	Consolidated Edison Inc.	10,882,002	973,069
	Vistra Corp.	10,999,846	945,767
	Xcel Energy Inc.	17,558,985	937,825
	Edison International	12,092,457	868,359
	American Water Works Co. Inc.	6,156,430	795,165
	WEC Energy Group Inc.	9,977,764	782,855
	Entergy Corp.	6,748,346	722,073
	FirstEnergy Corp.	17,266,944	660,806
	DTE Energy Co.	5,896,267	654,545
	PPL Corp.	23,188,536	641,163
	Eversource Energy	11,043,244	626,262
	CenterPoint Energy Inc.	20,209,295	626,084
	Ameren Corp.	8,433,678	599,719
	CMS Energy Corp.	9,433,067	561,550
	Atmos Energy Corp.	4,772,294	556,688
	NRG Energy Inc.	6,591,616	513,223
	Alliant Energy Corp.	8,134,896	414,066
	NiSource Inc.	14,186,301	408,707
	AES Corp.	22,397,180	393,518
	Evergy Inc.	6,907,987	365,916
*	Clean Harbors Inc.	1,537,879	347,791
	Essential Utilities Inc.	7,810,163	291,553
	Pinnacle West Capital Corp.	3,604,031	275,276
	OGE Energy Corp.	6,313,319	225,386
*	Casella Waste Systems Inc. Class A	1,803,776	178,971
*	Stericycle Inc.	2,897,341	168,422
	National Fuel Gas Co.	2,896,340	156,953
	UGI Corp.	6,684,092	153,066
	Southwest Gas Holdings Inc.	2,137,594	150,444
	IDACORP Inc.	1,595,595	148,630
	Portland General Electric Co.	3,244,599	140,296
	New Jersey Resources Corp.	3,114,673	133,121
	Ormat Technologies Inc.	1,851,307	132,739
	Black Hills Corp.	2,146,894	116,748
	ONE Gas Inc.	1,781,777	113,766
	ALLETE Inc.	1,821,082	113,544
	PNM Resources Inc.	2,879,440	106,424
	Northwestern Energy Group Inc.	1,975,128	98,914
52

Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Spire Inc.	1,572,145	95,476
	California Water Service Group	1,819,948	88,249
	Avangrid Inc.	2,440,686	86,718
	MGE Energy Inc.	1,155,793	86,361
	American States Water Co.	1,176,847	85,404
	Avista Corp.	2,454,049	84,935
*,1	Sunrun Inc.	6,547,948	77,659
	Chesapeake Utilities Corp.	694,722	73,779
	Clearway Energy Inc. Class C	2,354,461	58,132
	SJW Group	889,711	48,240
	Northwest Natural Holding Co.	1,265,412	45,694
	Hawaiian Electric Industries Inc.	3,505,804	31,622
	Clearway Energy Inc. Class A	1,328,138	30,096
	Middlesex Water Co.	566,727	29,617
*,1	NuScale Power Corp. Class A	2,421,227	28,304
	Unitil Corp.	502,458	26,022
*	Enviri Corp.	2,510,417	21,665
*,1	Sunnova Energy International Inc.	3,440,199	19,196
	Aris Water Solutions Inc. Class A	864,765	13,551
	York Water Co.	338,198	12,544
	Genie Energy Ltd. Class B	743,537	10,871
	Excelerate Energy Inc. Class A	578,136	10,661
[1]	Artesian Resources Corp. Class A	286,688	10,080
*,1	Net Power Inc.	785,852	7,725
*	Altus Power Inc. Class A	1,749,901	6,860
*	Pure Cycle Corp.	607,231	5,799
	RGC Resources Inc.	255,382	5,223
	Global Water Resources Inc.	430,487	5,209
*	Quest Resource Holding Corp.	559,393	4,923
*	Arq Inc.	784,820	4,764
*,1	Perma-Fix Environmental Services Inc.	384,758	3,898
*,1	Cadiz Inc.	1,259,737	3,893
*,1	Vertex Energy Inc.	2,988,408	2,823
*,1	Aqua Metals Inc.	2,952,345	945
*	Clean Energy Technologies Inc.	37,330	49
*,1	Vivakor Inc.	22,619	45
			42,305,459
Total Common Stocks (Cost $717,974,061)			1,647,272,152
Preferred Stocks (0.0%)
*,1,2	Next Bridge Hydrocarbons Inc. Preference Shares	1,763,201	—
*,2	BTCS Inc. Preference Shares	280,193	—
Total Preferred Stocks (Cost $5,104)			—
Rights (0.0%)
*,1,2	Frequency Therapeutics Inc. CVR	1,246,700	2,445
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/28	201,001	911
*,2	Inhibrx Inc. CVR	1,216,278	788
*,2	Spectrum Pharmaceuticals Inc. CVR	5,990,797	488
*,2	Imara Inc. CVR	370,003	463
*,1,2	Palisade Bio Inc. CVR	204,224	196
*,2	Ocera Therapeutics Inc. CVR	653,477	176
*,2	Surface Oncology Inc. CVR	1,709,153	161
*,2	Adamas Pharmaceuticals Inc. CVR	2,522,158	152
*,1,2	CinCor Pharma Inc. CVR	28,710	88
*,2	Gyre Therapeutics Inc. CVR	826,502	83
*,2	Aduro Biotech Inc. CVR	415,255	76
*,2	Strongbridge Biopharma plc CVR	1,399,363	48
*,1,2	Miragen Therapeutics Inc. CVR	1,753,041	35
*,1,2	Q32 Bio Inc. CVR	1,354,738	12
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	122,042	8
*,2	Dianthus Therapeutics Inc. CVR	1,432,921	7
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	Pineapple Energy Inc. CVR	69,639	—
*,2	ABIOMED Inc. CVR	264	—
*,1,2	Sesen Bio Inc. CVR	6,822,627	—
*,2	Neurogene Inc. CVR	98,708	—
53

Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1,2	Traws Pharma Inc. CVR	365,661	—
*,2	Tectonic Therapeutic Inc. CVR	110,889	—
Total Rights (Cost $4,986)			6,157
Warrants (0.0%)
*	Geron Corp. Exp. 12/31/25	1,202,419	1,804
*	Presidio Property Trust Inc. Exp. 1/24/27	110,319	4
*	Hycroft Mining Holding Corp. Exp. 10/6/25	155,000	3
*	LGL Group Inc. Exp. 12/16/25	2,391	1
*	Ayala Pharmaceuticals Inc. Exp. 9/11/24	157,660	—
*	SELLAS Life Sciences Group Inc. Exp. 4/5/27	40,000	—
*,2	Athenex Inc. Exp. 8/15/27	535,168	—
*	Danimer Scientific Inc. Exp. 7/15/25	974,811	—
*	Serina Therapeutics Inc. Exp. 7/31/25	7,270	—
Total Warrants (Cost $9)			1,812
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[5,6]	Vanguard Market Liquidity Fund, 5.380% (Cost $6,286,925)	62,888,982	6,288,269
Total Investments (100.2%) (Cost $724,271,085)			1,653,568,390
Other Assets and Liabilities—Net (-0.2%)			(3,879,715)
Net Assets (100%)			1,649,688,675
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,945,365,000.
2	Security value determined using significant unobservable inputs.
3	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4	Restricted securities totaling $3,827,000, representing 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $4,493,692,000 was received for securities on loan, of which $4,491,442,000 is held in Vanguard Market Liquidity Fund and $2,250,000 is held in cash.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
54

Total Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2024	4,453	459,772	7,859
E-mini S&P 500 Index	September 2024	4,272	1,179,393	1,076
E-mini S&P Mid-Cap 400 Index	September 2024	240	70,994	684
				9,619

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/31/25	GSI	7,020	(5.330)	144	—
Global Payments Inc.	8/30/24	BANA	184,349	(5.930)	—	(9,628)
Goldman Sachs Group Inc.	8/29/25	BANA	388,499	(6.030)	—	(2,861)
Invesco Ltd.	8/30/24	BANA	5,341	(5.880)	—	(277)
Paycor HCM Inc.	1/31/25	CITNA	2,474	(5.330)	57	—
VICI Properties Inc. Class A	8/30/24	BANA	78,953	(5.980)	621	—
Visa Inc. Class A	8/30/24	BANA	61,304	(5.230)	—	(2,353)
Visa Inc. Class A	8/30/24	BANA	54,492	(5.330)	—	(2,096)
					822	(17,215)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
55

Total Stock Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $717,980,542)	1,647,277,412
Affiliated Issuers (Cost $6,290,543)	6,290,978
Total Investments in Securities	1,653,568,390
Investment in Vanguard	47,165
Cash	180,060
Cash Collateral Pledged—Futures Contracts	121,720
Cash Collateral Pledged—Over-the-Counter Swap Contracts	24,290
Receivables for Investment Securities Sold	176,558
Receivables for Accrued Income	902,050
Receivables for Capital Shares Issued	1,785,970
Unrealized Appreciation—Over-the-Counter Swap Contracts	822
Total Assets	1,656,807,025
Liabilities
Payables for Investment Securities Purchased	141,827
Collateral for Securities on Loan	4,493,692
Payables for Capital Shares Redeemed	679,319
Payables for Distributions	1,758,988
Payables to Vanguard	19,503
Variation Margin Payable—Futures Contracts	7,806
Unrealized Depreciation—Over-the-Counter Swap Contracts	17,215
Total Liabilities	7,118,350
Net Assets	1,649,688,675
1 Includes $3,945,365,000 of securities on loan.
56

Total Stock Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2024, net assets consisted of:
($000s, except shares, footnotes, and per-share amounts)	Amount
Paid-in Capital	733,050,419
Total Distributable Earnings (Loss)	916,638,256
Net Assets	1,649,688,675

Investor Shares—Net Assets
Applicable to 165,403,270 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,540,285
Net Asset Value Per Share—Investor Shares	$130.23

ETF Shares—Net Assets
Applicable to 1,526,604,705 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	408,458,076
Net Asset Value Per Share—ETF Shares	$267.56

Admiral Shares—Net Assets
Applicable to 2,934,599,359 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	382,220,988
Net Asset Value Per Share—Admiral Shares	$130.25

Institutional Shares—Net Assets
Applicable to 696,438,190 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	90,722,317
Net Asset Value Per Share—Institutional Shares	$130.27

Institutional Plus Shares—Net Assets
Applicable to 2,758,267,523 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	673,967,510
Net Asset Value Per Share—Institutional Plus Shares	$244.34

Institutional Select Shares—Net Assets
Applicable to 283,802,298 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	72,779,499
Net Asset Value Per Share—Institutional Select Shares	$256.44
See accompanying Notes, which are an integral part of the Financial Statements.
57

Total Stock Market Index Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	10,484,100
Interest—Unaffiliated Issuers	4,320
Interest—Affiliated Issuers	76,071
Securities Lending—Net	87,640
Total Income	10,652,131
Expenses
The Vanguard Group—Note B
Investment Advisory Services	16,890
Management and Administrative—Investor Shares	13,557
Management and Administrative—ETF Shares	43,833
Management and Administrative—Admiral Shares	61,043
Management and Administrative—Institutional Shares	11,012
Management and Administrative—Institutional Plus Shares	45,932
Management and Administrative—Institutional Select Shares	2,620
Marketing and Distribution—Investor Shares	534
Marketing and Distribution—ETF Shares	6,725
Marketing and Distribution—Admiral Shares	6,763
Marketing and Distribution—Institutional Shares	991
Marketing and Distribution—Institutional Plus Shares	7,775
Marketing and Distribution—Institutional Select Shares	63
Custodian Fees	1,090
Shareholders’ Reports—Investor Shares	91
Shareholders’ Reports—ETF Shares	1,711
Shareholders’ Reports—Admiral Shares	686
Shareholders’ Reports—Institutional Shares	39
Shareholders’ Reports—Institutional Plus Shares	1,331
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	449
Other Expenses	59
Total Expenses	223,194
Net Investment Income	10,428,937
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	14,880,876
Investment Securities Sold—Affiliated Issuers	(216)
Futures Contracts	483,753
Swap Contracts	83,308
Realized Net Gain (Loss)	15,447,721
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	172,229,550
Investment Securities—Affiliated Issuers	970
Futures Contracts	(34,697)
Swap Contracts	(96,534)
Change in Unrealized Appreciation (Depreciation)	172,099,289
Net Increase (Decrease) in Net Assets Resulting from Operations	197,975,947
1	Dividends are net of foreign withholding taxes of $2,088,000.
2	Includes $17,992,397,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
58

Total Stock Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,428,937	20,819,881
Realized Net Gain (Loss)	15,447,721	24,990,732
Change in Unrealized Appreciation (Depreciation)	172,099,289	256,780,740
Net Increase (Decrease) in Net Assets Resulting from Operations	197,975,947	302,591,353
Distributions
Investor Shares	(139,591)	(289,384)
ETF Shares	(2,814,161)	(4,851,485)
Admiral Shares	(2,639,551)	(4,859,268)
Institutional Shares	(632,819)	(1,178,824)
Institutional Plus Shares	(4,681,006)	(8,827,594)
Institutional Select Shares	(500,650)	(811,797)
Total Distributions	(11,407,778)	(20,818,352)
Capital Share Transactions
Investor Shares	(1,430,085)	(2,239,443)
ETF Shares	15,098,115	21,896,112
Admiral Shares	(1,500,678)	(108,385)
Institutional Shares	(1,034,460)	(1,318,438)
Institutional Plus Shares	(10,178,017)	(188,430)
Institutional Select Shares	3,624,167	5,800,564
Net Increase (Decrease) from Capital Share Transactions	4,579,042	23,841,980
Total Increase (Decrease)	191,147,211	305,614,981
Net Assets
Beginning of Period	1,458,541,464	1,152,926,483
End of Period	1,649,688,675	1,458,541,464
See accompanying Notes, which are an integral part of the Financial Statements.
59

Total Stock Market Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$115.48	$93.09	$117.53	$94.71	$79.66	$62.08
Investment Operations
Net Investment Income[1]	.756	1.536	1.335	1.284	1.284	1.279
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	.000[1,2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	14.830	22.401	(24.344)	22.837	15.026	17.634
Total from Investment Operations	15.586	23.937	(23.009)	24.121	16.310	18.913
Distributions
Dividends from Net Investment Income	(.836)	(1.547)	(1.431)	(1.301)	(1.260)	(1.333)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.836)	(1.547)	(1.431)	(1.301)	(1.260)	(1.333)
Net Asset Value, End of Period	$130.23	$115.48	$93.09	$117.53	$94.71	$79.66
Total Return[3]	13.51%	25.89%	-19.60%	25.59%	20.87%	30.65%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,540	$20,443	$18,409	$133,977	$153,845	$139,686
Ratio of Total Expenses to Average Net Assets	0.14%	0.14%[4]	0.14%[4]	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.25%	1.48%	1.28%	1.20%	1.62%	1.78%
Portfolio Turnover Rate[5]	1%	2%	3%	4%	8%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
60

Total Stock Market Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$237.25	$191.25	$241.49	$194.61	$163.70	$127.56
Investment Operations
Net Investment Income[1]	1.696	3.411	3.191	2.912	2.831	2.809
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	.000[1,2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	30.476	46.002	(50.248)	46.898	30.848	36.236
Total from Investment Operations	32.172	49.413	(47.057)	49.810	33.679	39.045
Distributions
Dividends from Net Investment Income	(1.862)	(3.413)	(3.183)	(2.930)	(2.769)	(2.905)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.862)	(3.413)	(3.183)	(2.930)	(2.769)	(2.905)
Net Asset Value, End of Period	$267.56	$237.25	$191.25	$241.49	$194.61	$163.70
Total Return	13.58%	26.03%	-19.50%	25.72%	20.95%	30.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$408,458	$347,955	$261,084	$299,088	$202,075	$138,067
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[3]	0.03%[3]	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.60%	1.55%	1.31%	1.73%	1.89%
Portfolio Turnover Rate[4]	1%	2%	3%	4%	8%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
61

Total Stock Market Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$115.49	$93.10	$117.56	$94.74	$79.69	$62.09
Investment Operations
Net Investment Income[1]	.818	1.645	1.540	1.402	1.364	1.360
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	.000[1,2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	14.842	22.396	(24.460)	22.833	15.025	17.646
Total from Investment Operations	15.660	24.041	(22.920)	24.235	16.389	19.006
Distributions
Dividends from Net Investment Income	(.900)	(1.651)	(1.540)	(1.415)	(1.339)	(1.406)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.900)	(1.651)	(1.540)	(1.415)	(1.339)	(1.406)
Net Asset Value, End of Period	$130.25	$115.49	$93.10	$117.56	$94.74	$79.69
Total Return[3]	13.57%	26.01%	-19.53%	25.71%	20.99%	30.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$382,221	$340,379	$274,489	$341,733	$273,622	$252,536
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[4]	0.04%[4]	0.04%	0.04%	0.04%
Ratio of Net Investment Income to Average Net Assets	1.35%	1.59%	1.54%	1.30%	1.72%	1.88%
Portfolio Turnover Rate[5]	1%	2%	3%	4%	8%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$115.51	$93.12	$117.58	$94.75	$79.70	$62.10
Investment Operations
Net Investment Income[1]	.825	1.655	1.497	1.416	1.374	1.365
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	.000[1,2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	14.842	22.397	(24.407)	22.841	15.024	17.649
Total from Investment Operations	15.667	24.052	(22.910)	24.257	16.398	19.014
Distributions
Dividends from Net Investment Income	(.907)	(1.662)	(1.550)	(1.427)	(1.348)	(1.414)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.907)	(1.662)	(1.550)	(1.427)	(1.348)	(1.414)
Net Asset Value, End of Period	$130.27	$115.51	$93.12	$117.58	$94.75	$79.70
Total Return	13.58%	26.02%	-19.51%	25.73%	21.00%	30.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$90,722	$81,389	$66,751	$249,282	$180,586	$152,716
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%[3]	0.03%[3]	0.03%	0.03%	0.03%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.60%	1.46%	1.31%	1.73%	1.89%
Portfolio Turnover Rate[4]	1%	2%	3%	4%	8%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
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Total Stock Market Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$216.65	$174.63	$220.49	$177.69	$149.47	$116.46
Investment Operations
Net Investment Income[1]	1.558	3.123	2.960	2.672	2.591	2.575
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	.000[1,2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	27.833	42.014	(45.906)	42.823	28.172	33.100
Total from Investment Operations	29.391	45.137	(42.946)	45.495	30.763	35.675
Distributions
Dividends from Net Investment Income	(1.701)	(3.117)	(2.914)	(2.695)	(2.543)	(2.665)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.701)	(3.117)	(2.914)	(2.695)	(2.543)	(2.665)
Net Asset Value, End of Period	$244.34	$216.65	$174.63	$220.49	$177.69	$149.47
Total Return	13.58%	26.03%	-19.51%	25.74%	21.02%	30.82%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$673,968	$607,188	$488,093	$296,554	$226,288	$188,188
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%[3]	0.02%[3]	0.02%	0.02%	0.02%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.61%	1.59%	1.32%	1.74%	1.90%
Portfolio Turnover Rate[4]	1%	2%	3%	4%	8%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
64

Total Stock Market Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$227.37	$183.25	$231.36	$186.45	$156.83	$122.20
Investment Operations
Net Investment Income[1]	1.648	3.312	3.093	2.821	2.772	2.709
Capital Gain Distributions Received	—	.000[1,2]	.000[1,2]	.000[1,2]	—	—
Net Realized and Unrealized Gain (Loss) on Investments	29.207	44.079	(48.139)	44.937	29.532	34.731
Total from Investment Operations	30.855	47.391	(45.046)	47.758	32.304	37.440
Distributions
Dividends from Net Investment Income	(1.785)	(3.271)	(3.064)	(2.848)	(2.684)	(2.810)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.785)	(3.271)	(3.064)	(2.848)	(2.684)	(2.810)
Net Asset Value, End of Period	$256.44	$227.37	$183.25	$231.36	$186.45	$156.83
Total Return	13.59%	26.05%	-19.50%	25.75%	21.03%	30.84%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$72,779	$61,187	$44,101	$52,780	$44,296	$26,431
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%[3]	0.01%[3]	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.62%	1.57%	1.33%	1.76%	1.91%
Portfolio Turnover Rate[4]	1%	2%	3%	4%	8%	4%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
65

Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In March 2023, the board of trustees approved a plan of reorganization whereby the fund will reorganize from Vanguard Index Funds (such fund the "Predecessor Fund”) to a newly created shell series under Vanguard Montgomery Funds. The purpose of the reorganization is to improve administrative efficiencies for all funds within the Vanguard complex by spreading the filing and reporting requirements across different legal entities. After the reorganization the surviving fund will be identical in its management to the Predecessor Fund and its investment objective, strategies, and policies will remain unchanged. The reorganization is anticipated to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2024, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
66

Total Stock Market Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $47,165,000, representing less than 0.01% of the fund’s net assets and 18.86% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
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Total Stock Market Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,647,264,667	3,827	3,658	1,647,272,152
Preferred Stocks	—	—	—	—
Rights	—	—	6,157	6,157
Warrants	1,812	—	—	1,812
Temporary Cash Investments	6,288,269	—	—	6,288,269
Total	1,653,554,748	3,827	9,815	1,653,568,390

Derivative Financial Instruments
Assets
Futures Contracts[1]	9,619	—	—	9,619
Swap Contracts	—	822	—	822
Total	9,619	822	—	10,441
Liabilities
Swap Contracts	—	17,215	—	17,215
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  As of June 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	726,449,580
Gross Unrealized Appreciation	980,288,113
Gross Unrealized Depreciation	(53,176,077)
Net Unrealized Appreciation (Depreciation)	927,112,036
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $25,120,436,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.  During the six months ended June 30, 2024, the fund purchased $20,477,790,000 of investment securities and sold $15,096,845,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $22,871,923,000 and $21,889,335,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $2,432,852,000 and sales were $1,295,676,000, resulting in net realized loss of $247,396,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	52,447	434	317,778	3,167
Issued in Lieu of Cash Distributions	139,591	1,090	289,384	2,758
Redeemed	(1,622,123)	(13,152)	(2,846,605)	(26,651)
Net Increase (Decrease)—Investor Shares	(1,430,085)	(11,628)	(2,239,443)	(20,726)
68

Total Stock Market Index Fund
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	37,085,461	145,678	52,502,894	241,918
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(21,987,346)	(85,700)	(30,606,782)	(140,400)
Net Increase (Decrease)—ETF Shares	15,098,115	59,978	21,896,112	101,518
Admiral Shares
Issued	17,116,187	139,567	26,313,081	254,268
Issued in Lieu of Cash Distributions	2,200,621	17,185	4,050,962	38,521
Redeemed	(20,817,486)	(169,383)	(30,472,428)	(293,822)
Net Increase (Decrease)—Admiral Shares	(1,500,678)	(12,631)	(108,385)	(1,033)
Institutional Shares
Issued	5,069,500	41,511	7,372,614	71,232
Issued in Lieu of Cash Distributions	506,463	3,955	949,403	9,031
Redeemed	(6,610,423)	(53,642)	(9,640,455)	(92,509)
Net Increase (Decrease)—Institutional Shares	(1,034,460)	(8,176)	(1,318,438)	(12,246)
Institutional Plus Shares
Issued	13,909,827	60,650	35,342,057	188,265
Issued in Lieu of Cash Distributions	4,643,320	19,328	8,750,147	44,372
Redeemed	(28,731,164)	(124,297)	(44,280,634)	(224,992)
Net Increase (Decrease)—Institutional Plus Shares	(10,178,017)	(44,319)	(188,430)	7,645
Institutional Select Shares
Issued	14,745,213	60,422	15,363,880	73,855
Issued in Lieu of Cash Distributions	500,650	1,986	811,797	3,913
Redeemed	(11,621,696)	(47,715)	(10,375,113)	(49,312)
Net Increase (Decrease)—Institutional Select Shares	3,624,167	14,693	5,800,564	28,456
G.  Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2024 Market Value ($000)
1895 Bancorp of Wisconsin Inc.	2,291	—	—	—	418	—	—	2,709
Vanguard Market Liquidity Fund	5,979,482	NA1	NA1	(216)	552	76,071	—	6,288,269
Total	5,981,773	—	—	(216)	970	76,071	—	6,290,978
1	Not applicable—purchases and sales are for temporary cash investment purposes.
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q852 082024
69

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – U.S. Stock Index Mid-Cap Funds

The board of trustees of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – U.S. Stock Index Small-Cap Funds

The board of trustees of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the funds’ arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Total Stock Market Index Fund

The board of trustees of Vanguard Total Stock Market Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

VANGUARD INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 21, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.